UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2015

Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.13%
95,864	Dow Chemical Co	$4,599,555
21,202	PPG Industries Inc	4,781,899
17,699	Sherwin-Williams Co	5,035,365
45,659	United States Steel Corp(a)	1,114,080

		15,530,899

Communications — 15.85%
19,843	Alliance Data Systems Corp(b)	5,878,489
118,495	Cisco Systems Inc	3,261,575
240,863	Comcast Corp Class A	13,601,534
110,320	Expedia Inc	10,384,421
160,586	Facebook Inc Class A(b)	13,202,578
9,819	Google Inc Class A(b)	5,446,599
11,652	LinkedIn Corp Class A(b)	2,911,369
146,387	Pandora Media Inc(a)(b)	2,372,933
28,591	Scripps Networks Interactive Inc Class A	1,960,199
750,257	Sirius XM Holdings Inc(b)	2,865,982
37,725	Splunk Inc(b)	2,233,320
39,635	VeriSign Inc(a)(b)	2,654,356
95,201	Walt Disney Co	9,985,633
42,669	Yelp Inc(a)(b)	2,020,377

		78,779,365

Consumer, Cyclical — 12.28%
50,071	Alaska Air Group Inc	3,313,699
90,383	Bed Bath & Beyond Inc(b)	6,939,155
4,768	Chipotle Mexican Grill Inc(b)	3,101,775
102,421	Gap Inc	4,437,902
38,978	Harley-Davidson Inc	2,367,524
56,704	Las Vegas Sands Corp	3,120,988
108,315	Macy’s Inc	7,030,727
53,256	Marriott International Inc Class A	4,277,522
109,084	MGM Resorts International(b)	2,294,036
34,828	O’Reilly Automotive Inc(b)	7,531,207
48,265	Ross Stores Inc	5,085,200
109,145	TJX Cos Inc	7,645,607
31,378	WABCO Holdings Inc(b)	3,855,728

		61,001,070

Consumer, Non-cyclical — 23.11%
70,236	AbbVie Inc	4,111,615
43,797	Alexion Pharmaceuticals Inc(b)	7,590,020
19,900	Biogen Idec Inc(b)	8,402,576
43,346	Cardinal Health Inc	3,912,843
39,997	Church & Dwight Co Inc	3,416,544
84,328	ConAgra Foods Inc	3,080,502
28,769	CR Bard Inc	4,814,492
77,540	DENTSPLY International Inc	3,946,011
65,754	Estee Lauder Cos Inc Class A	5,468,103
87,012	Express Scripts Holding Co(b)	7,550,031
80,945	Gilead Sciences Inc(b)	7,943,133
18,115	Illumina Inc(b)	3,362,869
27,583	Incyte Corp Ltd(b)	2,528,258
9,748	Intuitive Surgical Inc(b)	4,923,032

Shares		Fair Value

Consumer, Non-cyclical — (continued)
11,873	Jazz Pharmaceuticals PLC(b)	$2,051,536
42,082	Kroger Co	3,226,006
48,789	Lorillard Inc	3,188,361
58,899	Mead Johnson Nutrition Co Class A	5,921,117
126,508	PepsiCo Inc	12,096,695
34,748	Pfizer Inc	1,208,883
92,429	Philip Morris International Inc	6,962,677
6,534	Regeneron Pharmaceuticals Inc(b)	2,949,970
57,497	Teva Pharmaceutical Industries Ltd Sponsored ADR	3,582,063
55,925	Zoetis Inc	2,588,768

		114,826,105

Energy — 3.94%
38,953	Concho Resources Inc(b)	4,515,432
131,487	Exxon Mobil Corp	11,176,395
19,279	National Oilwell Varco Inc	963,757
40,035	Occidental Petroleum Corp	2,922,555

		19,578,139

Financial — 6.82%
24,561	Aflac Inc	1,572,150
45,431	American International Group Inc	2,489,164
92,877	Franklin Resources Inc	4,766,448
22,218	Simon Property Group Inc REIT	4,346,729
317,099	Visa Inc Class A	20,741,446

		33,915,937

Industrial — 15.23%
54,450	3M Co	8,981,527
73,033	Boeing Co	10,960,793
103,016	Caterpillar Inc	8,244,370
61,578	Generac Holdings Inc(a)(b)	2,998,233
54,060	Lockheed Martin Corp	10,972,018
7,286	Mettler-Toledo International Inc(b)	2,394,544
39,834	Parker Hannifin Corp	4,731,483
29,318	Raytheon Co	3,202,992
67,725	SBA Communications Corp Class A(b)	7,930,597
87,504	Union Pacific Corp	9,477,558
36,943	Wabtec Corp	3,509,954
18,241	Waters Corp(b)	2,267,721

		75,671,790

Technology — 17.48%
107,301	Altera Corp	4,604,286
243,836	Apple Inc	30,340,514
44,940	Cerner Corp(b)	3,292,304
70,100	Cognizant Technology Solutions Corp Class A(b)	4,373,539
61,802	Electronic Arts Inc(b)	3,634,885
59,301	Fiserv Inc(b)	4,708,499
93,791	Intuit Inc	9,093,975

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
25,892	NetSuite Inc(a)(b)	$2,401,742
226,639	Oracle Corp	9,779,473
124,093	QUALCOMM Inc	8,604,609
21,108	Skyworks Solutions Inc	2,074,705
56,114	Teradata Corp(b)	2,476,872
34,411	Xilinx Inc	1,455,585

		86,840,988

TOTAL COMMON STOCK — 97.84% (Cost $427,439,292)		$486,144,293

EXCHANGE TRADED FUNDS
82,471	iShares Russell 1000 Growth ETF
		8,158,031

TOTAL EXCHANGE TRADED FUNDS — 1.64% (Cost $8,172,853)		$8,158,031

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.42%
$2,100,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	2,100,000

Repurchase Agreements — 2.81%
3,316,967	Undivided interest of 11.83% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $3,316,967 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(c)	3,316,967

698,268	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $698,268 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(c)	698,268

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$3,316,967	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $3,316,967 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(c)	$3,316,967

3,316,967	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $3,316,967 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(c)	3,316,967

3,316,967	Undivided interest of 6.21% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $3,316,967 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(c)	3,316,967

		13,966,136

TOTAL SHORT TERM INVESTMENTS — 3.23% (Cost $16,066,136)		$16,066,136

TOTAL INVESTMENTS — 102.71% (Cost $451,678,281)		$510,368,460

OTHER ASSETS & LIABILITIES, NET — (2.71)%		$(13,477,862)

TOTAL NET ASSETS — 100.00%		$496,890,598

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

(a)	All or a portion of the security is on loan at March 31, 2015.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West American Century Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the

March 31, 2015

market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	486,144,293	$	—	$	—	$	486,144,293
Exchange Traded Funds		8,158,031		—		—		8,158,031
Short Term Investments		—		16,066,136		—		16,066,136

Total Assets	$	494,302,324	$	16,066,136	$	0	$	510,368,460

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	452,168,468

Gross unrealized appreciation on investments		68,087,422
Gross unrealized depreciation on investments		(9,887,430)

Net unrealized appreciation on investments	$	58,199,992

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $13,222,522 and received collateral of $13,966,136 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Communications — 14.87%
22,800	Anixter International Inc(a)	$1,735,764
75,100	CBS Corp Class B	4,553,313
55,000	Gannett Co Inc	2,039,400
221,975	Interpublic Group of Cos Inc	4,910,087
59,200	Omnicom Group Inc	4,616,416
44,700	Viacom Inc Class B	3,053,010

		20,907,990

Consumer, Cyclical — 9.15%
34,600	Coach Inc	1,433,478
103,500	International Speedway Corp Class A	3,375,135
17,800	Madison Square Garden Co Class A(a)	1,506,770
62,900	Newell Rubbermaid Inc	2,457,503
34,000	Nordstrom Inc	2,730,880
15,500	Tiffany & Co	1,364,155

		12,867,921

Consumer, Non-cyclical — 19.76%
13,725	Bio-Rad Laboratories Inc Class A(a)	1,855,345
42,500	JM Smucker Co	4,918,525
27,800	Laboratory Corp of America Holdings(a)	3,505,302
35,625	Sotheby’s(b)	1,505,513
51,700	St Jude Medical Inc	3,381,180
10,400	Towers Watson & Co Class A	1,374,724
304,500	Western Union Co(b)	6,336,645
41,800	Zimmer Holdings Inc	4,912,336

		27,789,570

Energy — 5.85%
90,150	Bristow Group Inc	4,908,668
38,400	Contango Oil & Gas Co(a)	844,800
49,400	National Oilwell Varco Inc	2,469,506

		8,222,974

Financial — 27.03%
82,300	Aflac Inc	5,268,023
59,000	Blackstone Group LP	2,294,510
51,950	CBRE Group Inc Class A(a)	2,010,985
157,700	First American Financial Corp	5,626,736
84,900	Franklin Resources Inc	4,357,068
65,755	Janus Capital Group Inc	1,130,328
23,613	Jones Lang LaSalle Inc	4,023,655
96,800	KKR & Co LP	2,208,008
96,900	Lazard Ltd Class A	5,095,971
64,325	Northern Trust Corp	4,480,236
18,600	T Rowe Price Group Inc	1,506,228

		38,001,748

Shares		Fair Value

Industrial — 16.10%
38,600	Illinois Tool Works Inc	$3,749,604
169,300	Kennametal Inc	5,703,717
23,300	Snap-on Inc	3,426,498
66,602	Stanley Black & Decker Inc	6,351,167
25,396	Thermo Fisher Scientific Inc	3,411,698

		22,642,684

TOTAL COMMON STOCK — 92.76% (Cost $106,978,917)		$130,432,887

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 7.07%
$9,940,000	Federal Home Loan Mortgage Corp 0.01%, 04/01/2015	9,940,000

Repurchase Agreements — 2.58%
181,257	Undivided interest of 1.15% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $181,257 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(c)	181,257

861,021	Undivided interest of 1.15% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $861,021 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(c)	861,021

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$861,021	Undivided interest of 1.15% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $861,021 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(c)	$861,021

861,021	Undivided interest of 3.07% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $861,021 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(c)	861,021

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$861,021	Undivided interest of 3.98% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $861,021 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(c)	$861,021

		3,625,341

TOTAL SHORT TERM INVESTMENTS — 9.65% (Cost $13,565,341)		$13,565,341

TOTAL INVESTMENTS — 102.41% (Cost $120,544,258)		$143,998,228

OTHER ASSETS & LIABILITIES, NET — (2.41)%		$(3,392,598)

TOTAL NET ASSETS — 100.00%		$140,605,630

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Ariel Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

March 31, 2015

implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	130,432,887	$	—	$	—	$	130,432,887
Short Term Investments		—		13,565,341		—		13,565,341

Total Assets	$	130,432,887	$	13,565,341	$	0	$	143,998,228

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	120,669,475

Gross unrealized appreciation on investments		29,077,703
Gross unrealized depreciation on investments		(5,748,950)

Net unrealized appreciation on investments	$	23,328,753

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $3,535,363 and received collateral of $3,625,341 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 2.07%
$1,092,006	Americold 2010 LLC Trust(a) Series 2010-ARTA, Class A1 3.85%, 01/14/2029	$1,145,357
	Avis Budget Rental Car Funding AESOP LLC(a)
1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017	1,017,219
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017	1,032,143
1,600,000	CAL Funding II Ltd(a) Series 2013-1A, Class A 3.35%, 03/27/2028	1,609,958
4,000,000	GS Mortgage Securities Trust Series 2012-GC6, Class A2 2.54%, 01/10/2045	4,080,948
900,000	Honda Auto Receivables Owner Trust Series 2013-4, Class A3 0.69%, 09/18/2017	900,374
2,000,000	Madison Avenue Trust(a) Series 2013-650M, Class A 3.84%, 10/12/2032	2,152,518
	Morgan Stanley Capital I Trust(b)
1,947,547	Series 2007-T25, Class A3 5.51%, 11/12/2049	2,068,686
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	1,267,119
84,014	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025	84,302
1,326,868	Wachovia Bank Commercial Mortgage Trust(b) Series 2005-C20, Class A7 5.12%, 07/15/2042	1,329,641
1,327,630	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1, Class A1 3.35%, 11/15/2043	1,375,940
	WFRBS Commercial Mortgage Trust
1,000,000	Series 2013-C11, Class A2 2.03%, 03/15/2045	1,016,454
1,885,000	Series 2013-C11, Class A3 2.70%, 03/15/2045	1,931,062
930,000	Series 2013-C17, Class A2 2.92%, 12/15/2046	968,115

		21,979,836

U.S. Government Agency — 0.42%
2,391,283	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K036, Class A1 2.78%, 04/25/2023	2,492,413

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,000,000	Federal National Mortgage Association Alternative Credit Enhancement Security(b) Series 2014-M10, Class ASQ2 2.17%, 09/25/2019	$2,045,934

		4,538,347

TOTAL ASSET-BACKED SECURITIES — 2.49% (Cost $26,077,154)		$26,518,183

BANK LOANS
1,020,833	Express Scripts Inc(b) 2.01%, 08/29/2016	1,019,557

TOTAL BANK LOANS — 0.10% (Cost $1,020,025)		$1,019,557

CORPORATE BONDS AND NOTES
Basic Materials — 1.53%
1,000,000	Anglo American Capital PLC(a) 4.13%, 04/15/2021	1,029,554
1,000,000	Eastman Chemical Co 3.80%, 03/15/2025	1,038,738
2,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	2,246,738
1,000,000	FMC Corp 5.20%, 12/15/2019	1,112,014
2,000,000	Freeport-McMoRan Copper & Gold Inc 2.38%, 03/15/2018	1,990,194
	Glencore Finance Canada Ltd(a)
500,000	5.80%, 11/15/2016	532,115
500,000	6.00%, 11/15/2041	539,959
2,000,000	International Paper Co 3.65%, 06/15/2024	2,039,154
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,354,517
2,000,000	Plum Creek Timberlands LP 3.25%, 03/15/2023	1,998,270
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,010,218
500,000	Rio Tinto Finance USA Ltd 7.13%, 07/15/2028	668,961
500,000	Teck Resources Ltd 4.50%, 01/15/2021	509,603
250,000	Vale Overseas Ltd(c) 4.63%, 09/15/2020	249,798

		16,319,833

Communications — 2.90%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,363,943
1,000,000	6.65%, 11/15/2037	1,348,497
1,000,000	America Movil SAB de CV 5.00%, 03/30/2020	1,133,220

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
	AT&T Inc
$500,000	6.15%, 09/15/2034	$591,131
1,000,000	5.35%, 09/01/2040	1,091,316
1,098,000	British Sky Broadcasting Group PLC(a) 9.50%, 11/15/2018	1,369,180
1,000,000	CBS Corp 3.70%, 08/15/2024	1,029,718
	Comcast Corp
1,000,000	3.60%, 03/01/2024	1,073,304
1,000,000	4.25%, 01/15/2033	1,072,706
1,000,000	4.65%, 07/15/2042	1,114,690
1,000,000	Crown Castle Towers LLC(a) 6.11%, 01/15/2020	1,140,780
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	764,323
1,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 1.75%, 01/15/2018	1,000,158
1,000,000	eBay Inc 2.20%, 08/01/2019	1,001,534
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	1,023,548
3,300,000	3.50%, 03/01/2023	3,311,428
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	515,953
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,066,288
2,000,000	SES GLOBAL Americas Holdings GP(a) 2.50%, 03/25/2019	2,006,320
1,000,000	Thomson Reuters Corp 1.65%, 09/29/2017	1,001,979
1,000,000	Time Warner Inc 4.75%, 03/29/2021	1,116,505
	Verizon Communications Inc
2,000,000	4.15%, 03/15/2024	2,148,438
1,000,000	6.40%, 09/15/2033	1,248,140
1,000,000	6.55%, 09/15/2043	1,302,159
1,000,000	Viacom Inc(c) 3.88%, 04/01/2024	1,028,862

		30,864,120

Consumer, Cyclical — 1.77%
2,663,752	CVS Pass Through Trust 6.04%, 12/10/2028	3,148,816
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	1,010,244
	Ford Motor Credit Co LLC
1,000,000	1.70%, 05/09/2016(c)	1,004,653
1,000,000	1.72%, 12/06/2017	997,786
2,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	2,033,678
1,000,000	Home Depot Inc 4.40%, 03/15/2045	1,116,534

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$1,000,000	Hyundai Capital Services Inc(a) 3.50%, 09/13/2017	$1,037,442
	Johnson Controls Inc
1,000,000	3.63%, 07/02/2024	1,036,194
1,000,000	4.63%, 07/02/2044	1,072,520
	Mattel Inc
1,000,000	1.70%, 03/15/2018	995,329
500,000	4.35%, 10/01/2020	538,754
1,000,000	O’Reilly Automotive Inc 4.63%, 09/15/2021	1,105,197
970,880	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	1,007,288
1,000,000	Volkswagen Group of America Finance LLC(a) 1.25%, 05/23/2017	1,001,184
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	680,851
1,000,000	4.00%, 04/11/2043	1,060,739

		18,847,209

Consumer, Non-cyclical — 3.87%
3,000,000	AbbVie Inc 1.75%, 11/06/2017	3,010,641
2,000,000	Actavis Funding SCS 3.45%, 03/15/2022	2,048,554
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	570,431
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,380,910
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	635,096
	Archer-Daniels-Midland Co
1,000,000	5.45%, 03/15/2018	1,120,502
1,500,000	4.02%, 04/16/2043	1,558,644
1,000,000	Becton Dickinson & Co 1.80%, 12/15/2017	1,007,662
	Campbell Soup Co
1,500,000	2.50%, 08/02/2022(c)	1,463,628
1,000,000	3.30%, 03/19/2025	1,016,727
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,361,478
1,000,000	Constellation Brands Inc 7.25%, 05/15/2017	1,103,750
1,000,000	DENTSPLY International Inc 2.75%, 08/15/2016	1,019,238
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	994,644
1,000,000	Eli Lilly & Co 3.70%, 03/01/2045	1,000,277
750,000	Ingredion Inc 4.63%, 11/01/2020	823,554
2,000,000	JM Smucker Co(a) 1.75%, 03/15/2018	2,010,090
1,000,000	Johnson & Johnson 4.38%, 12/05/2033	1,146,202
1,000,000	Laboratory Corp of America Holdings 2.50%, 11/01/2018	1,021,138

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$1,000,000	McKesson Corp 3.80%, 03/15/2024	$1,055,091
1,000,000	Merck & Co Inc 3.70%, 02/10/2045	1,004,729
2,000,000	Mondelez International Inc 2.25%, 02/01/2019	2,022,464
1,000,000	Moody’s Corp 4.50%, 09/01/2022	1,084,582
1,000,000	PepsiCo Inc 4.00%, 03/05/2042	1,026,953
1,000,000	Quest Diagnostics Inc 2.70%, 04/01/2019	1,017,420
1,000,000	Roche Holdings Inc(a) 2.25%, 09/30/2019	1,014,638
1,000,000	Sysco Corp 3.00%, 10/02/2021	1,032,537
1,000,000	Total System Services Inc 2.38%, 06/01/2018	1,005,782
2,000,000	WM Wrigley Jr Co(a) 1.40%, 10/21/2016	2,007,338
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,265,624
1,000,000	5.95%, 04/01/2037	1,280,257
2,000,000	Zimmer Holdings Inc 1.45%, 04/01/2017	2,003,964

		41,114,545

Energy — 3.01%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,042,218
	BP Capital Markets PLC
1,000,000	2.24%, 09/26/2018(c)	1,016,523
1,000,000	3.81%, 02/10/2024	1,038,010
	Cameron International Corp
1,000,000	1.15%, 12/15/2016	992,693
1,000,000	1.40%, 06/15/2017	985,299
1,000,000	5.95%, 06/01/2041	1,108,294
1,000,000	Canadian Oil Sands Ltd(a)(c) 4.50%, 04/01/2022	920,280
1,000,000	ConocoPhillips Co 5.90%, 10/15/2032	1,257,563
	Continental Resources Inc
1,000,000	7.13%, 04/01/2021	1,046,250
1,000,000	4.50%, 04/15/2023	970,531
1,000,000	Ensco PLC(c) 4.50%, 10/01/2024	969,254
500,000	EQT Corp 8.13%, 06/01/2019	597,311
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	562,582
1,250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016	1,322,815
1,000,000	Halliburton Co 3.50%, 08/01/2023	1,038,563
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,013,024

Principal Amount		Fair Value

Energy — (continued)
$1,916,600	Kern River Funding Corp(a) 4.89%, 04/30/2018	$2,048,734
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	553,105
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	636,456
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,319,882
1,000,000	Phillips 66 4.65%, 11/15/2034	1,059,586
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,003,997
1,000,000	Schlumberger Norge AS(a) 1.25%, 08/01/2017	1,000,944
	Statoil ASA
1,600,000	3.13%, 08/17/2017	1,675,419
1,000,000	2.45%, 01/17/2023	983,978
1,000,000	Tennessee Gas Pipeline Co LLC 7.00%, 10/15/2028	1,230,633
1,745,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,829,992
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,122,623
500,000	Transocean Inc(c) 6.00%, 03/15/2018	471,250
	Valero Energy Corp
500,000	6.13%, 06/15/2017	550,256
500,000	7.50%, 04/15/2032	649,730

		32,017,795

Financial — 9.29%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	995,000
826,086	ALEX Alpha LLC 1.62%, 08/15/2024	813,527
1,000,000	American Express Co 8.15%, 03/19/2038	1,557,503
1,000,000	American Express Credit Corp 2.25%, 08/15/2019	1,014,489
	Bank of America Corp
1,000,000	6.50%, 08/01/2016	1,067,249
1,000,000	3.88%, 03/22/2017	1,046,535
500,000	5.75%, 12/01/2017	550,175
1,000,000	2.00%, 01/11/2018	1,007,549
1,000,000	2.60%, 01/15/2019	1,017,792
1,000,000	3.30%, 01/11/2023	1,013,039
500,000	5.88%, 02/07/2042	636,071
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,017,800
2,000,000	3.65%, 02/04/2024	2,140,000
1,000,000	Bank of Nova Scotia 1.30%, 07/21/2017	1,001,609
500,000	Barclays Bank PLC 5.00%, 09/22/2016	528,437
2,403,397	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,839,831

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$2,568,940	Caledonia Generating LLC(a) 1.95%, 02/28/2022	$2,573,795
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,121,233
	Citigroup Inc
1,000,000	1.30%, 04/01/2016	1,003,496
1,000,000	4.45%, 01/10/2017	1,053,949
500,000	6.13%, 11/21/2017	555,544
1,000,000	8.50%, 05/22/2019	1,245,379
122,000	5.38%, 08/09/2020	139,585
500,000	6.63%, 01/15/2028	634,087
500,000	CME Group Index Services LLC(a) 4.40%, 03/15/2018	548,029
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	1,042,203
2,536,669	Durrah MSN 35603 1.68%, 01/22/2025	2,498,525
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,046,975
	General Electric Capital Corp
1,000,000	4.63%, 01/07/2021	1,125,914
1,000,000	6.75%, 03/15/2032	1,383,149
	Goldman Sachs Group Inc
1,000,000	5.75%, 10/01/2016	1,066,985
2,500,000	6.15%, 04/01/2018	2,810,602
1,000,000	3.50%, 01/23/2025	1,017,554
1,000,000	6.25%, 02/01/2041	1,303,476
2,000,000	Goodman Funding Pty Ltd(a) 6.38%, 04/15/2021	2,346,066
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	4,069,136
1,000,000	HSBC Finance Corp 5.50%, 01/19/2016	1,035,452
	HSBC Holdings PLC
1,000,000	4.88%, 01/14/2022	1,128,184
1,000,000	6.10%, 01/14/2042	1,325,460
	JPMorgan Chase & Co
2,000,000	6.00%, 01/15/2018	2,237,072
1,000,000	4.35%, 08/15/2021	1,099,968
1,000,000	3.20%, 01/25/2023	1,016,639
1,000,000	5.50%, 10/15/2040	1,219,665
	KFW
4,000,000	5.13%, 03/14/2016	4,179,320
1,000,000	4.88%, 01/17/2017	1,074,671
1,000,000	4.38%, 03/15/2018	1,098,270
500,000	2.75%, 09/08/2020	530,609
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	518,288
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,018,576
500,000	Lincoln National Corp 6.25%, 02/15/2020	589,100
1,000,000	Markel Corp 3.63%, 03/30/2023	1,031,209
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,789,770

Principal Amount		Fair Value

Financial — (continued)
$1,045,000	Metropolitan Life Global Funding I(a) 3.65%, 06/14/2018	$1,111,061
	Morgan Stanley
500,000	6.63%, 04/01/2018	568,676
500,000	5.63%, 09/23/2019	569,136
1,000,000	3.70%, 10/23/2024	1,042,582
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,017,495
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	716,185
500,000	Oesterreichische Kontrollbank AG 1.75%, 10/05/2015	503,675
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,143,770
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	2,001,592
500,000	Protective Life Corp 8.45%, 10/15/2039	759,611
	Royal Bank of Canada
3,000,000	2.00%, 10/01/2018	3,069,066
1,000,000	2.15%, 03/15/2019	1,014,704
2,480,848	Santa Rosa Leasing LLC 1.47%, 11/03/2024	2,420,365
250,000	Susa Partnership LP 7.50%, 12/01/2027	338,791
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	696,761
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	1,000,333
2,000,000	2.13%, 07/02/2019	2,025,428
1,000,000	UBS AG 4.88%, 08/04/2020	1,132,590
1,652,825	Union 13 Leasing LLC 1.68%, 12/19/2024	1,627,215
	US Bancorp
1,600,000	2.20%, 11/15/2016	1,633,600
1,000,000	3.00%, 03/15/2022	1,035,896
	Wells Fargo & Co
1,000,000	2.63%, 12/15/2016	1,028,051
1,000,000	2.13%, 04/22/2019	1,012,159
1,000,000	3.00%, 01/22/2021	1,034,311
500,000	5.38%, 02/07/2035	613,083

		98,840,677

Industrial — 2.35%
	Amphenol Corp
1,000,000	1.55%, 09/15/2017	1,002,870
1,000,000	4.00%, 02/01/2022	1,064,797
2,000,000	Arrow Electronics Inc 3.00%, 03/01/2018	2,051,902
2,000,000	BAE Systems Finance Inc(a) 7.50%, 07/01/2027	2,740,126
750,000	Brambles USA Inc(a) 5.35%, 04/01/2020	842,147

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$724,314	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	$801,816
1,000,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	1,166,466
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	972,601
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,201,046
1,000,000	Cummins Inc(c) 4.88%, 10/01/2043	1,186,490
594,972	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	657,444
872,433	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	890,552
1,000,000	Illinois Tool Works Inc 6.25%, 04/01/2019	1,163,580
500,000	Kennametal Inc 3.88%, 02/15/2022	515,469
500,000	Lennox International Inc 4.90%, 05/15/2017	522,359
1,000,000	Lockheed Martin Corp 3.80%, 03/01/2045	994,052
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,089,893
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,006,271
2,000,000	Snap-on Inc 6.13%, 09/01/2021	2,410,450
921,682	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	1,081,096
399,426	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	481,218
1,000,000	United Technologies Corp 4.50%, 06/01/2042	1,109,139

		24,951,784

Technology — 0.58%
1,000,000	Apple Inc 2.40%, 05/03/2023	987,721
500,000	Computer Sciences Corp 6.50%, 03/15/2018	552,609
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	505,200
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,005,192
2,000,000	Maxim Integrated Products Inc 2.50%, 11/15/2018	2,038,872
1,000,000	Oracle Corp 4.30%, 07/08/2034	1,085,064

		6,174,658

Principal Amount		Fair Value

Utilities — 1.69%
$1,000,000	Atmos Energy Corp 5.50%, 06/15/2041	$1,287,655
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	1,027,646
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,338,277
1,250,000	Electricite de France SA(a) 6.95%, 01/26/2039	1,750,234
885,600	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	990,649
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022	1,046,202
500,000	5.40%, 11/01/2024	595,804
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	610,642
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	590,332
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,653,835
500,000	Louisville Gas & Electric Co(c) 5.13%, 11/15/2040	632,869
1,000,000	Oncor Electric Delivery Co LLC 7.50%, 09/01/2038	1,525,975
1,000,000	Pacific Gas & Electric Co 6.05%, 03/01/2034	1,306,472
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	553,522
284,000	PNPP II Funding Corp 8.83%, 05/30/2016	294,732
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	582,923
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,271,401
500,000	Union Electric Co 8.45%, 03/15/2039	878,212

		17,937,382

TOTAL CORPORATE BONDS AND NOTES — 26.99% (Cost $275,646,234)		$287,068,003

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
1,500,000	6.00%, 01/17/2017	1,606,875
1,500,000	4.88%, 01/22/2021	1,575,000
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017	1,005,063
1,000,000	1.63%, 02/27/2019	1,014,840
	European Investment Bank
1,000,000	5.13%, 09/13/2016	1,065,653
2,000,000	5.13%, 05/30/2017	2,184,448
1,000,000	1.00%, 06/15/2018	998,015
1,000,000	1.75%, 06/17/2019	1,017,253
1,000,000	2.88%, 09/15/2020(c)	1,068,518

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
	International Bank for Reconstruction & Development
$2,000,000	1.13%, 07/18/2017	$2,018,870
1,000,000	7.63%, 01/19/2023	1,408,900
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,249,143
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017	1,608,750
500,000	5.13%, 01/15/2020	560,500
1,000,000	3.50%, 01/21/2021	1,041,000
1,500,000	6.75%, 09/27/2034	2,002,500
	Province of British Columbia Canada
1,000,000	2.10%, 05/18/2016	1,018,454
1,000,000	2.65%, 09/22/2021	1,048,946
1,000,000	7.25%, 09/01/2036	1,620,203
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	3,011,910
1,000,000	4.40%, 04/14/2020	1,130,768
2,000,000	3.20%, 05/16/2024	2,151,680

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.95% (Cost $30,439,126)		$31,407,289

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.20%
2,099,088	JP Morgan Mortgage Trust(a)(b) Series 2014-5, Class A1 3.00%, 10/25/2029	2,165,012

U.S. Government Agency — 29.02%
5,000,000	Federal Farm Credit Banks Funding Corp 4.88%, 01/17/2017	5,380,670
	Federal Home Loan Mortgage Corp
47,782	5.00%, 12/01/2017	50,196
52,749	5.50%, 02/01/2018	55,306
45,486	5.00%, 04/01/2018	47,784
97,720	5.00%, 08/01/2018	102,682
53,219	5.00%, 09/01/2018	55,923
240,001	4.50%, 04/01/2020	253,310
67,468	5.00%, 12/01/2020	71,882
93,801	4.00%, 01/01/2021	99,176
83,789	5.00%, 04/01/2021	90,035
37,293	5.00%, 05/01/2021	40,063
54,491	5.50%, 05/01/2021	59,413
106,973	5.50%, 06/01/2022	116,716
1,503,839	2.50%, 11/01/2022	1,556,747
24,493	5.00%, 03/01/2023	26,656
277,973	5.00%, 09/01/2024	310,876
579,939	4.50%, 10/01/2024	615,984
188,014	4.00%, 02/01/2025	200,092
1,343,238	4.00%, 05/01/2026	1,431,835
512,669	3.50%, 08/01/2026	548,024
22,630	7.50%, 05/01/2027	26,720
1,925,178	3.00%, 09/01/2027	2,019,159

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,574,938	3.00%, 02/01/2029	$2,705,645
20,745	6.50%, 04/01/2029	23,766
3,675	7.50%, 08/01/2030	4,608
902,275	3.50%, 04/01/2032	952,200
214,104	6.50%, 11/01/2032	246,387
287,086	5.50%, 06/01/2033	323,875
127,941	4.50%, 08/01/2033	139,805
55,254	5.00%, 02/01/2034	61,496
1,399,812	4.00%, 06/01/2034	1,511,168
61,161	5.00%, 07/01/2034	68,055
264,483	5.00%, 09/01/2035	294,474
76,261	6.00%, 03/01/2036	87,412
47,288	6.00%, 04/01/2036	54,217
290,349	5.00%, 06/01/2036	322,907
1,517,443	6.50%, 10/01/2036	1,801,189
572,301	5.50%, 10/01/2037	650,264
64,014	5.50%, 11/01/2037	71,881
94,926	5.50%, 12/01/2037	106,723
390,924	4.50%, 06/01/2039	426,333
467,058	5.00%, 12/01/2039	522,785
1,133,233	5.00%, 02/01/2040	1,268,740
930,186	5.00%, 05/01/2040	1,032,574
344,117	4.50%, 07/01/2040	375,580
560,459	5.00%, 08/01/2040	625,761
820,228	4.00%, 10/01/2040	878,958
824,179	4.00%, 11/01/2040	883,404
3,219,192	4.00%, 02/01/2041	3,474,699
4,408,810	4.50%, 03/01/2041	4,846,555
648,145	4.00%, 04/01/2041	694,539
762,731	4.50%, 06/01/2041	833,441
1,019,264	4.50%, 07/01/2041	1,114,399
1,543,363	3.50%, 11/01/2041	1,620,439
1,341,483	3.50%, 02/01/2042	1,408,965
1,565,329	3.50%, 03/01/2042	1,643,999
999,490	4.00%, 03/01/2042	1,074,205
1,135,564	3.50%, 07/01/2042	1,192,547
1,857,997	3.50%, 08/01/2042	1,951,235
1,688,646	3.00%, 09/01/2042	1,716,128
1,583,595	3.50%, 11/01/2042	1,663,184
4,214,786	3.00%, 12/01/2042	4,310,939
886,007	3.50%, 03/01/2043	930,799
3,717,986	3.00%, 09/01/2043	3,800,261
1,390,311	4.50%, 09/01/2043	1,515,378
946,833	4.00%, 10/01/2043	1,011,829
1,710,676	3.50%, 11/01/2043	1,794,659
2,720,457	4.00%, 11/01/2043	2,939,353
589,471	4.50%, 11/01/2043	648,512
2,437,239	4.00%, 12/01/2043	2,634,097
1,859,880	4.00%, 01/01/2044	1,996,449
2,725,501	3.50%, 05/01/2044	2,859,304
1,892,227	4.00%, 05/01/2044	2,031,086
1,837,752	3.50%, 10/01/2044	1,927,974
2,693,943	3.50%, 11/01/2044	2,837,402
	Federal National Mortgage Association
2,000,000	3.00%,TBA	2,096,562
32,586	6.00%, 07/01/2017	33,902
3,500,000	0.88%, 12/20/2017	3,500,217
31,647	5.00%, 06/01/2018	33,258
77,093	4.00%, 04/01/2019	81,458

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$32,125	5.00%, 10/01/2020	$34,705
23,425	8.00%, 11/01/2022	25,752
636,404	4.50%, 05/01/2024	685,718
236,549	4.00%, 02/01/2025	250,728
2,863,677	3.50%, 12/01/2025	3,041,910
840,083	4.00%, 01/01/2026	893,731
1,181,605	3.50%, 02/01/2026	1,255,310
1,048,486	3.00%, 12/01/2026	1,101,072
2,491,759	3.00%, 04/01/2027	2,616,898
2,206,080	2.50%, 09/01/2027	2,265,918
2,780,914	2.50%, 02/01/2028	2,861,676
4,120,761	2.50%, 06/01/2028	4,240,177
106,087	6.00%, 01/01/2029	123,149
1,088,757	3.50%, 05/01/2029	1,155,359
882,606	4.00%, 09/01/2030	950,486
146,401	8.00%, 10/01/2030	171,941
2,195,541	3.50%, 01/01/2031	2,320,673
2,488,828	4.50%, 08/01/2031	2,729,345
782,566	3.50%, 01/01/2032	827,367
132,768	6.50%, 06/01/2032	152,430
83,721	7.00%, 07/01/2032	102,569
175,582	6.50%, 08/01/2032	201,584
1,553,290	3.00%, 09/01/2032	1,609,586
992,776	5.50%, 03/01/2033	1,124,337
124,743	5.50%, 05/01/2033	141,506
131,906	5.00%, 09/01/2033	146,801
107,144	5.50%, 01/01/2034	120,957
858,051	4.00%, 02/01/2034	927,181
2,334,648	3.00%, 03/01/2034	2,419,619
495,048	5.50%, 03/01/2034	557,063
573,699	5.50%, 05/01/2034	649,283
162,983	5.50%, 02/01/2035	184,635
302,989	6.00%, 02/01/2035	347,909
1,296,796	3.00%, 03/01/2035	1,344,468
2,884,303	4.00%, 05/01/2035	3,092,877
42,122	5.00%, 07/01/2035	46,803
403,010	5.00%, 09/01/2035	448,956
427,916	5.00%, 10/01/2035	476,060
158,676	6.00%, 10/01/2035	181,301
340,676	5.50%, 11/01/2035	384,921
69,823	6.00%, 11/01/2035	79,525
98,609	6.00%, 12/01/2035	113,606
1,638,068	5.50%, 03/01/2036	1,848,498
161,226	5.50%, 04/01/2036	181,423
708,979	6.00%, 04/01/2036	810,597
404,779	5.50%, 05/01/2036	456,694
1,261,376	6.00%, 06/01/2036	1,442,294
60,546	6.50%, 08/01/2036	73,938
300,574	5.50%, 10/01/2036	340,563
257,356	5.50%, 11/01/2036	289,836
2,674,151	6.00%, 12/01/2036	3,059,182
176,937	5.00%, 07/01/2037	197,595
1,556,332	5.50%, 01/01/2038	1,751,296
829,709	6.00%, 03/01/2038	948,106
381,098	5.50%, 07/01/2038	434,312
212,599	6.00%, 05/01/2039	244,680
1,643,110	4.50%, 08/01/2039	1,813,893
1,850,263	5.00%, 08/01/2039	2,076,537
1,280,929	5.00%, 12/01/2039	1,451,747
1,059,671	4.50%, 03/01/2040	1,165,541

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$894,983	4.50%, 06/01/2040	$979,373
1,109,386	5.00%, 06/01/2040	1,245,364
599,008	4.50%, 08/01/2040	659,105
1,733,064	4.50%, 09/01/2040	1,907,112
2,105,922	4.50%, 11/01/2040	2,314,841
782,302	5.00%, 11/01/2040	877,230
605,928	5.00%, 01/01/2041	691,183
4,377,676	4.00%, 02/01/2041	4,714,363
5,671,786	4.50%, 03/01/2041	6,252,879
856,759	4.50%, 10/01/2041	947,177
786,626	4.00%, 11/01/2041	842,834
2,970,998	3.50%, 12/01/2041	3,125,232
2,012,056	4.00%, 12/01/2041	2,176,539
1,497,820	4.00%, 01/01/2042	1,605,719
1,781,911	4.50%, 01/01/2042	1,953,129
1,908,020	4.00%, 02/01/2042	2,045,184
791,564	3.50%, 08/01/2042	832,517
8,547,371	3.00%, 09/01/2042	8,760,820
1,814,765	3.50%, 09/01/2042	1,879,456
2,480,468	3.50%, 11/01/2042	2,614,022
3,881,448	3.00%, 12/01/2042	3,977,873
3,013,943	3.50%, 01/01/2043	3,171,038
2,863,557	3.00%, 02/01/2043	2,933,265
1,786,062	3.50%, 02/01/2043	1,877,792
8,195,735	3.00%, 03/01/2043	8,369,533
1,452,626	3.00%, 04/01/2043	1,488,096
4,381,862	3.50%, 05/01/2043	4,626,883
229,590	4.00%, 06/01/2043	247,956
757,959	4.00%, 07/01/2043	819,754
4,131,427	3.00%, 08/01/2043	4,230,292
3,590,517	3.50%, 08/01/2043	3,794,132
920,495	3.00%, 09/01/2043	943,400
842,971	3.50%, 09/01/2043	872,569
821,509	4.00%, 09/01/2043	888,487
3,201,749	4.00%, 10/01/2043	3,472,618
3,022,200	4.00%, 12/01/2043	3,268,621
3,083,047	5.00%, 01/01/2044	3,436,299
2,383,460	3.50%, 06/01/2044	2,517,983
1,943,772	3.50%, 08/01/2044	2,053,708
2,910,210	4.00%, 08/01/2044	3,157,577
3,916,672	3.50%, 10/01/2044	4,138,487
3,904,155	4.00%, 10/01/2044	4,195,307
2,945,106	4.00%, 11/01/2044	3,177,453
4,095,921	4.50%, 11/01/2044	4,475,812
965,895	4.00%, 12/01/2044	1,037,926
2,995,294	4.50%, 01/01/2045	3,278,421
1,497,514	3.50%, 02/01/2045	1,580,954
	Government National Mortgage Association
4,779	9.00%, 01/15/2017	4,990
79,052	5.00%, 09/15/2018	83,877
7,553	9.00%, 04/15/2021	8,146
22,867	7.00%, 07/15/2025	25,900
14,820	7.50%, 12/15/2025	16,649
384,754	3.50%, 02/15/2026	410,941
309,167	4.00%, 04/20/2026	328,393
3,314,676	2.50%, 04/15/2027	3,438,641
2,062,377	3.00%, 06/20/2027	2,175,633
502,611	5.00%, 11/15/2033	564,886
100,592	5.50%, 12/15/2035	114,167

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$142,797	5.00%, 12/20/2035	$160,212
248,444	6.00%, 01/20/2036	285,635
324,633	5.50%, 02/20/2036	368,123
128,327	5.50%, 04/15/2037	145,411
1,865,000	5.00%, 06/15/2039	2,113,347
1,330,932	4.50%, 01/20/2040	1,456,042
1,933,567	4.00%, 05/20/2040	2,076,258
1,012,008	4.00%, 07/15/2040	1,088,855
715,204	4.50%, 07/20/2040	781,813
337,239	5.50%, 07/20/2040	382,224
634,475	4.50%, 09/20/2040	693,358
1,874,904	4.00%, 10/15/2040	2,044,879
931,753	4.00%, 09/15/2041	1,002,641
207,400	4.50%, 12/20/2041	226,025
3,070,918	3.50%, 06/15/2042	3,237,598
3,142,557	3.50%, 06/20/2042	3,316,039
3,747,692	3.50%, 08/15/2042	3,950,918
1,632,771	3.00%, 10/15/2042	1,684,102
2,044,867	3.00%, 02/15/2043	2,109,153

		308,561,025

TOTAL MORTGAGE-BACKED SECURITIES – 29.22% (Cost $304,214,855)		$310,726,037

MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,136,480
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,217,750
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,127,700
1,000,000	State of Texas 5.52%, 04/01/2039	1,346,760
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,154,180

TOTAL MUNICIPAL BONDS AND NOTES — 0.94% (Cost $9,465,431)		$9,982,870

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,250,000	4.75%, 12/16/2016	1,339,437
500,000	3.38%, 06/12/2020	542,618
3,500,000	2.63%, 12/10/2021	3,653,916
2,600,000	5.75%, 06/12/2026	3,425,737
	Federal Home Loan Mortgage Corp
1,250,000	5.50%, 07/18/2016	1,331,021
500,000	2.38%, 01/13/2022	517,049
2,700,000	Federal National Mortgage Association 5.00%, 05/11/2017	2,943,000

Principal Amount		Fair Value

U.S. Government Agency Bonds and Notes — (continued)
$500,000	Resolution Funding Corp 9.38%, 10/15/2020	$697,667
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(c)	1,703,632
1,260,000	7.13%, 05/01/2030	1,886,246

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.70% (Cost $17,386,578)		$18,040,323

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,100,000	0.38%, 04/30/2016	3,101,696
5,000,000	0.38%, 05/31/2016	5,001,560
3,750,000	1.75%, 05/31/2016	3,810,937
5,000,000	3.25%, 05/31/2016	5,169,140
4,000,000	0.50%, 06/15/2016	4,006,564
5,500,000	0.50%, 06/30/2016	5,509,025
4,250,000	3.25%, 06/30/2016	4,402,401
6,200,000	0.63%, 07/15/2016	6,218,891
5,000,000	0.50%, 07/31/2016(c)	5,008,205
3,800,000	3.25%, 07/31/2016(c)	3,945,171
4,800,000	4.88%, 08/15/2016	5,095,123
4,500,000	0.50%, 08/31/2016	4,505,625
5,250,000	1.00%, 08/31/2016	5,293,475
3,000,000	0.88%, 09/15/2016	3,019,218
3,900,000	1.00%, 10/31/2016	3,934,125
6,600,000	3.13%, 10/31/2016	6,879,470
5,600,000	0.88%, 11/30/2016	5,638,063
5,000,000	0.88%, 12/31/2016(e)	5,033,985
5,700,000	3.25%, 12/31/2016	5,973,423
1,500,000	0.88%, 01/31/2017	1,509,843
4,500,000	0.88%, 02/28/2017	4,528,476
7,500,000	0.88%, 04/30/2017	7,542,772
5,000,000	0.63%, 05/31/2017	5,000,390
4,275,000	2.75%, 05/31/2017	4,470,047
5,100,000	2.50%, 06/30/2017	5,310,773
4,300,000	2.38%, 07/31/2017	4,469,983
4,200,000	4.75%, 08/15/2017	4,602,608
6,750,000	1.88%, 08/31/2017	6,939,844
3,500,000	1.88%, 09/30/2017	3,598,438
2,200,000	0.75%, 10/31/2017	2,199,828
3,500,000	1.88%, 10/31/2017	3,600,352
4,000,000	0.75%, 12/31/2017	3,992,500
2,250,000	0.75%, 03/31/2018	2,239,981
5,000,000	0.63%, 04/30/2018	4,954,690
1,800,000	2.63%, 04/30/2018	1,893,235
3,550,000	2.38%, 06/30/2018	3,706,420
6,350,000	1.50%, 08/31/2018	6,447,733
3,000,000	1.25%, 10/31/2018	3,016,173
5,400,000	1.38%, 12/31/2018	5,446,829
5,500,000	1.25%, 01/31/2019	5,520,625
3,000,000	1.38%, 02/28/2019	3,022,500
5,500,000	1.25%, 04/30/2019	5,506,875
3,500,000	3.13%, 05/15/2019	3,765,234
3,500,000	1.13%, 05/31/2019	3,486,875
5,500,000	1.00%, 06/30/2019(c)	5,444,142
3,550,000	1.00%, 08/31/2019	3,505,348
2,000,000	1.75%, 09/30/2019	2,038,124
4,100,000	1.25%, 10/31/2019	4,089,750

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$3,870,000	3.63%, 02/15/2020	$4,288,142
3,800,000	1.13%, 04/30/2020	3,750,125
4,175,000	3.50%, 05/15/2020	4,606,524
3,900,000	2.63%, 08/15/2020	4,132,783
4,500,000	2.63%, 11/15/2020	4,767,538
6,000,000	2.00%, 02/28/2021	6,146,250
3,800,000	3.13%, 05/15/2021	4,136,954
1,250,000	8.13%, 05/15/2021	1,728,906
5,000,000	2.00%, 05/31/2021	5,119,920
1,700,000	2.13%, 08/15/2021	1,749,805
3,500,000	2.00%, 11/15/2021	3,578,477
2,650,000	8.00%, 11/15/2021	3,703,582
5,700,000	1.63%, 08/15/2022	5,654,132
3,650,000	7.25%, 08/15/2022	5,070,649
5,000,000	1.63%, 11/15/2022	4,951,955
4,000,000	1.75%, 05/15/2023	3,978,436
3,000,000	2.50%, 08/15/2023	3,157,266
5,300,000	6.25%, 08/15/2023	7,147,962
4,500,000	2.38%, 08/15/2024	4,677,889
3,750,000	2.25%, 11/15/2024	3,855,176
2,000,000	2.00%, 02/15/2025(c)	2,012,656
4,800,000	6.88%, 08/15/2025	7,031,251
2,500,000	5.50%, 08/15/2028	3,476,563
2,000,000	5.25%, 11/15/2028	2,729,532
4,100,000	4.50%, 02/15/2036	5,585,291
3,200,000	4.75%, 02/15/2037	4,503,002
2,600,000	4.38%, 02/15/2038	3,482,375
2,750,000	4.50%, 05/15/2038	3,742,794
2,300,000	3.50%, 02/15/2039(c)	2,723,343
2,900,000	4.38%, 11/15/2039	3,906,390
3,775,000	4.38%, 05/15/2040	5,100,674
4,150,000	3.88%, 08/15/2040	5,224,136
4,500,000	3.13%, 11/15/2041	5,030,154
3,000,000	2.75%, 08/15/2042	3,122,577
3,000,000	3.63%, 02/15/2044	3,668,202
4,000,000	3.38%, 05/15/2044	4,685,936
3,800,000	3.13%, 08/15/2044	4,257,486
3,250,000	3.00%, 11/15/2044(c)	3,561,035

TOTAL U.S. TREASURY BONDS AND NOTES — 35.12% (Cost $361,930,986)		$373,442,353

SHORT TERM INVESTMENTS
Repurchase Agreements — 2.67%
6,900,000	Repurchase agreement (principal amount/value $6,900,000 with a maturity value of $6,900,015) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/15, to be repurchased at $6,900,015 on 4/1/15, collateralized by a U.S. Treasury security and Tennessee Valley Authority securities, 1.75% - 6.75%, 6/15/15 - 4/1/56, with a value of $7,038,072.	6,900,000

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$5,098,386	Undivided interest of 18.18% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $5,098,386 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(f)	$5,098,386
5,098,386	Undivided interest of 23.54% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $5,098,386 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(f)	5,098,386
1,072,114	Undivided interest of 6.77% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $1,072,114 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(f)	1,072,114
5,098,386	Undivided interest of 6.79% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $5,098,386 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(f)	5,098,386

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$5,098,386	Undivided interest of 6.79% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $5,098,386 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(f)	$5,098,386

TOTAL SHORT TERM INVESTMENTS — 2.67% (Cost $28,365,658)		$28,365,658

TOTAL INVESTMENTS — 102.18% (Cost $1,054,546,047)		$1,086,570,273

OTHER ASSETS & LIABILITIES, NET — (2.18)%		$(23,170,264)

TOTAL NET ASSETS — 100.00%		$1,063,400,009

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $64,480,997 and $66,946,507, respectively, representing 6.30% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.
(c)	All or a portion of the security is on loan at March 31, 2015.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	All or a portion of the security has been segregated to cover TBA commitments.
(f)	Collateral received for securities on loan.
TBA	To Be Announced

At March 31, 2015, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009 - 12/09/2013	$2,537,718	$2,839,831	0.27%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The

March 31, 2015

inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

U.S. Government Agency Notes and Bonds, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2015

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

To Be Announced Transactions

The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

Dollar Rolls

The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

March 31, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	1,054,639,575

Gross unrealized appreciation on investments		34,091,376
Gross unrealized depreciation on investments		(2,160,678)

Net unrealized appreciation on investments	$	31,930,698

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $21,016,312 and received collateral of $21,465,658 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 4.81%
$875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09%, 02/08/2019	$877,032
3,500,000	Citigroup Commercial Mortgage Trust(a) Series 2013-GC11, Class B 3.73%, 04/10/2046	3,611,405
	COMM Mortgage Trust
1,500,000	Series 2013-LC6, Class B 3.74%, 01/10/2046	1,568,240
2,650,000	Series 2013-CR8, Class B 3.97%, 06/10/2046(a)(b)	2,824,171
400,000	Series 2015-DC1, Class AM 3.72%, 02/10/2048(a)	416,694
450,000	Commercial Mortgage Pass Through Certificates(a) Series 2014-LC17, Class B 4.49%, 10/10/2047	493,161
5,625,000	FREMF Mortgage Trust(a)(b) Series 2013-K25, Class B 3.62%, 11/25/2045	5,836,601
	GS Mortgage Securities Trust
2,325,000	Series 2012-GCJ7, Class B 4.74%, 05/10/2045	2,581,529
675,000	Series 2014-GC24, Class B 4.51%, 09/10/2047(a)	739,608
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class A4 4.05%, 04/15/2047	1,102,974
175,000	Santander Drive Auto Receivables Trust Series 2013-1, Class D 2.27%, 01/15/2019	174,978
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6, Class B 3.88%, 04/10/2046	2,535,364
670,000	WFRBS Commercial Mortgage Trust(a) Series 2014-C25, Class AS 3.98%, 11/15/2047	718,948

TOTAL ASSET-BACKED SECURITIES — 4.81% (Cost $22,690,354)		$23,480,705

CORPORATE BONDS AND NOTES
Basic Materials — 3.05%
670,000	Albemarle Corp 5.45%, 12/01/2044	722,624
1,000,000	Alcoa Inc 5.87%, 02/23/2022	1,108,973
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017	228,229
250,000	4.45%, 09/27/2020	264,629
	AngloGold Ashanti Holdings PLC
2,300,000	8.50%, 07/30/2020	2,471,925
35,000	5.13%, 08/01/2022	32,988

Principal Amount		Fair Value

Basic Materials — (continued)
	ArcelorMittal
$700,000	7.00%, 02/25/2022	$766,500
700,000	7.50%, 03/01/2041	728,000
100,000	Ashland Inc 4.75%, 08/15/2022	101,500
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	216,384
600,000	4.45%, 03/01/2023	614,502
200,000	Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024	204,260
	Clearwater Paper Corp
50,000	4.50%, 02/01/2023	49,250
125,000	5.38%, 02/01/2025(b)	127,500
75,000	Compass Minerals International Inc(b) 4.88%, 07/15/2024	75,188
125,000	Eagle Spinco Inc 4.63%, 02/15/2021	123,594
100,000	Eco Services Operations LLC/Eco Finance Corp(b) 8.50%, 11/01/2022	101,000
80,000	Fibria Overseas Finance Ltd 5.25%, 05/12/2024	79,400
250,000	Gold Fields Orogen Holding BVI Ltd(b) 4.88%, 10/07/2020	221,719
100,000	GTL Trade Finance Inc 7.25%, 10/20/2017	106,250
125,000	Hexion US Finance Corp 6.63%, 04/15/2020	114,375
150,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC 8.88%, 02/01/2018	132,375
200,000	Huntsman International LLC 4.88%, 11/15/2020	200,000
250,000	Incitec Pivot Finance LLC(b) 6.00%, 12/10/2019	281,021
200,000	Metinvest BV 8.75%, 02/14/2018	81,820
150,000	Platform Specialty Products Corp(b) 6.50%, 02/01/2022	156,750
1,325,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,338,539
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018	114,883
500,000	Rio Tinto Finance USA PLC 2.25%, 12/14/2018	508,278
58,000	Rohm & Haas Co 6.00%, 09/15/2017	64,169
	RPM International Inc
225,000	6.50%, 02/15/2018	251,429
110,000	6.13%, 10/15/2019	125,723
225,000	Signode Industrial Group Lux SA/Signode Industrial Group US Inc(b) 6.38%, 05/01/2022	223,594
	Southern Copper Corp
500,000	3.50%, 11/08/2022	500,312
250,000	6.75%, 04/16/2040	266,525

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Basic Materials — (continued)
	Steel Dynamics Inc
$50,000	5.13%, 10/01/2021(b)	$50,313
50,000	5.25%, 04/15/2023	50,625
200,000	U.S. Coatings Acquisition Inc / Axalta Coating Systems Dutch Holding BV(b) 7.38%, 05/01/2021	215,000
310,000	Valspar Corp 3.30%, 02/01/2025	311,535
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,259,315
250,000	4.55%, 04/15/2026	268,408
50,000	WR Grace & Co-Conn(b) 5.63%, 10/01/2024	53,375

		14,912,779

Communications — 6.56%
225,000	Acosta Inc(b) 7.75%, 10/01/2022	232,594
	Alibaba Group Holding Ltd(b)
400,000	2.50%, 11/28/2019	400,138
400,000	3.60%, 11/28/2024	401,291
	Altice SA(b)
200,000	7.75%, 05/15/2022	203,375
200,000	7.63%, 02/15/2025	200,375
200,000	AMC Networks Inc 4.75%, 12/15/2022	199,124
600,000	AT&T Inc 4.80%, 06/15/2044	614,419
575,000	British Sky Broadcasting Group PLC(b) 3.75%, 09/16/2024	594,461
500,000	CBS Corp 4.90%, 08/15/2044	529,738
	CCO Holdings LLC / CCO Holdings Capital Corp
25,000	5.25%, 03/15/2021	25,594
100,000	6.63%, 01/31/2022	106,875
150,000	5.13%, 02/15/2023	151,500
125,000	5.75%, 09/01/2023	130,625
50,000	CCOH Safari LLC 5.50%, 12/01/2022	51,125
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020	79,031
150,000	5.13%, 12/15/2021	149,813
250,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	263,125
200,000	Colombia Telecomunicaciones SA ESP(a)(b)(c) 8.50%, Perpetual	200,540
175,000	CommScope Holding Co Inc(b) 6.63%, 06/01/2020	179,375
50,000	CommScope Inc(b) 5.50%, 06/15/2024	50,000
125,000	Crown Media Holdings Inc 10.50%, 07/15/2019	133,750

Principal Amount		Fair Value

Communications — (continued)
$150,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	$147,000
200,000	Digicel Group Ltd(b) 8.25%, 09/30/2020	200,300
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	5.00%, 03/01/2021	556,525
500,000	5.15%, 03/15/2042	522,536
	DISH DBS Corp
175,000	5.88%, 07/15/2022	177,844
75,000	5.88%, 11/15/2024	75,094
100,000	Entercom Radio LLC 10.50%, 12/01/2019	108,500
2,050,000	Expedia Inc 5.95%, 08/15/2020	2,314,198
175,000	Expo Event Transco Inc(b) 9.00%, 06/15/2021	178,937
	Gannett Co Inc
50,000	4.88%, 09/15/2021(b)	51,000
150,000	6.38%, 10/15/2023	162,750
175,000	Gray Television Inc 7.50%, 10/01/2020	184,187
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	314,247
130,000	8.50%, 03/11/2032	182,752
200,000	5.00%, 05/13/2045	208,170
500,000	Historic TW Inc 6.88%, 06/15/2018	581,498
175,000	IAC/InterActiveCorp 4.75%, 12/15/2022	173,688
150,000	iHeartCommunications Inc 9.00%, 03/01/2021	143,625
	Intelsat Jackson Holdings SA
75,000	7.50%, 04/01/2021	77,156
150,000	6.63%, 12/15/2022	144,750
225,000	5.50%, 08/01/2023	212,344
150,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	138,000
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,953,574
75,000	Lamar Media Corp 5.00%, 05/01/2023	76,688
50,000	Level 3 Communications Inc 5.75%, 12/01/2022	51,345
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020	160,125
100,000	8.63%, 07/15/2020	108,375
50,000	LIN Television Corp(b) 5.88%, 11/15/2022	51,000
125,000	Nexstar Broadcasting Inc(b) 6.13%, 02/15/2022	128,125
	Nielsen Finance LLC / Nielsen Finance Co
225,000	4.50%, 10/01/2020	228,937
125,000	5.00%, 04/15/2022(b)	125,781
200,000	Numericable Group SA(b) 6.00%, 05/15/2022	202,500
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,048,687

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
	Outfront Media Capital LLC / Outfront Media Capital Corp
$50,000	5.25%, 02/15/2022	$52,375
50,000	5.63%, 02/15/2024	52,375
100,000	Radio One Inc(b) 9.25%, 02/15/2020	95,500
200,000	Sinclair Television Group Inc(b) 5.63%, 08/01/2024	203,500
	Sirius XM Radio Inc(b)
250,000	4.63%, 05/15/2023	240,625
75,000	6.00%, 07/15/2024	78,750
75,000	5.38%, 04/15/2025	75,375
200,000	Sprint Capital Corp 6.88%, 11/15/2028	183,500
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)	110,250
225,000	6.00%, 11/15/2022	213,750
	Sprint Corp
75,000	7.88%, 09/15/2023	76,500
100,000	7.13%, 06/15/2024	97,500
150,000	Syniverse Holdings Inc 9.13%, 01/15/2019	147,750
	T-Mobile USA Inc
75,000	6.25%, 04/01/2021	78,000
50,000	6.13%, 01/15/2022	51,563
100,000	6.73%, 04/28/2022	105,250
175,000	6.63%, 04/01/2023	183,094
50,000	6.50%, 01/15/2024	52,250
50,000	6.38%, 03/01/2025	51,595
1,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	1,609,332
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	414,396
	Time Warner Cable Inc
2,230,000	5.00%, 02/01/2020	2,488,586
750,000	5.50%, 09/01/2041	861,556
1,300,000	Time Warner Inc 6.25%, 03/29/2041	1,677,744
100,000	Townsquare Media Inc(b) 6.50%, 04/01/2023	100,750
175,000	Townsquare Radio LLC / Townsquare Radio Inc(b) 9.00%, 04/01/2019	186,525
100,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(b) 5.50%, 01/15/2023	104,630
200,000	Unitymedia KabelBW GmbH(b) 6.13%, 01/15/2025	211,500
	VeriSign Inc
75,000	4.63%, 05/01/2023	74,813
50,000	5.25%, 04/01/2025(b)	51,000
	Verizon Communications Inc
2,300,000	5.15%, 09/15/2023	2,636,913
450,000	4.15%, 03/15/2024	483,399
	Viacom Inc
500,000	2.50%, 09/01/2018	508,613
760,000	3.88%, 04/01/2024	781,935
100,000	Virgin Media Finance PLC(b) 6.38%, 04/15/2023	106,500

Principal Amount		Fair Value

Communications — (continued)
$200,000	Virgin Media Secured Finance PLC(b) 5.25%, 01/15/2026	$204,000
180,000	Walt Disney Co 3.75%, 06/01/2021	195,803
	WPP Finance 2010
650,000	5.13%, 09/07/2042	719,809
500,000	5.63%, 11/15/2043	589,227

		32,043,639

Consumer, Cyclical — 4.45%
225,000	1011778 BC Unlimited Liability Company / New Red Finance Inc(b) 6.00%, 04/01/2022	232,875
1,000,000	Advance Auto Parts Inc 4.50%, 12/01/2023	1,072,311
175,000	Affinia Group Inc 7.75%, 05/01/2021	181,125
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	52,250
75,000	Allison Transmission Inc(b) 7.13%, 05/15/2019	78,150
	American Axle & Manufacturing Inc
125,000	6.25%, 03/15/2021	131,563
50,000	6.63%, 10/15/2022	53,625
125,000	American Builders & Contractors Supply Co Inc(b) 5.63%, 04/15/2021	126,563
300,000	Aramark Services Inc 5.75%, 03/15/2020	313,500
800,000	Bed Bath & Beyond Inc 5.17%, 08/01/2044	882,164
1,000,000	Carnival Corp 3.95%, 10/15/2020	1,062,938
200,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp 5.25%, 03/15/2021	206,500
50,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b) 9.25%, 02/01/2020	38,000
50,000	Churchill Downs Inc 5.38%, 12/15/2021	50,625
50,000	Cinemark USA Inc 5.13%, 12/15/2022	50,750
75,000	Family Tree Escrow LLC(b) 5.75%, 03/01/2023	78,938
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021	101,000
75,000	6.75%, 01/15/2022	76,305
1,225,000	Ford Motor Co 4.75%, 01/15/2043	1,339,382
500,000	Ford Motor Credit Co LLC 3.00%, 06/12/2017	515,290
	General Motors Co
75,000	4.00%, 04/01/2025	76,179
400,000	5.20%, 04/01/2045	434,134

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$100,000	General Motors Financial Co Inc 4.38%, 09/25/2021	$106,209
	GLP Capital LP / GLP Financing II Inc
100,000	4.88%, 11/01/2020	102,500
50,000	5.38%, 11/01/2023	51,688
	Harley-Davidson Financial Services Inc(b)
175,000	3.88%, 03/15/2016	179,931
500,000	2.15%, 02/26/2020	502,966
50,000	HD Supply Inc(b) 5.25%, 12/15/2021	51,500
125,000	Hillman Group Inc(b) 6.38%, 07/15/2022	125,000
50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 5.63%, 10/15/2021	52,625
340,000	Hyundai Capital America(b) 2.60%, 03/19/2020	343,604
400,000	Hyundai Capital Services Inc(b) 2.63%, 09/29/2020	401,680
550,000	Ingram Micro Inc 4.95%, 12/15/2024	569,748
27,000	InRetail Consumer(b) 5.25%, 10/10/2021	27,540
165,000	Interline Brands Inc 10.00%, 11/15/2018	173,250
125,000	International Automotive Components Group SA(b) 9.13%, 06/01/2018	127,031
100,000	JB Poindexter & Co Inc(b) 9.00%, 04/01/2022	108,500
75,000	Jo-Ann Stores Holdings Inc(b) 9.75%, 10/15/2019	72,750
100,000	Jo-Ann Stores Inc(b) 8.13%, 03/15/2019	100,250
175,000	L Brands Inc 5.63%, 02/15/2022	192,500
	Lear Corp
200,000	4.75%, 01/15/2023	201,000
50,000	5.25%, 01/15/2025	51,000
500,000	Magna International Inc 3.63%, 06/15/2024	509,412
325,000	Marriott International Inc 3.00%, 03/01/2019	336,026
	MGM Resorts International
200,000	6.75%, 10/01/2020	214,500
100,000	7.75%, 03/15/2022	112,625
50,000	6.00%, 03/15/2023	51,375
55,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(b) 7.50%, 08/01/2018	56,100
175,000	Michaels Stores Inc(b) 5.88%, 12/15/2020	179,812
100,000	Mohegan Tribal Gaming Authority 9.75%, 09/01/2021	106,000
150,000	MPG Holdco I Inc(b) 7.38%, 10/15/2022	160,312
	Neiman Marcus Group LTD LLC(b)
50,000	8.00%, 10/15/2021	53,000

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$100,000	8.75%, 10/15/2021	$106,000
225,000	New Academy Finance Co LLC / New Academy Finance Corp(b) 8.00%, 06/15/2018	225,000
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	105,000
125,000	Party City Holdings Inc 8.88%, 08/01/2020	134,687
225,000	PC Nextco Holdings LLC / PC Nextco Finance Inc 8.75%, 08/15/2019	228,937
150,000	Penn National Gaming Inc 5.88%, 11/01/2021	148,875
100,000	Petco Animal Supplies Inc(b) 9.25%, 12/01/2018	105,000
125,000	Petco Holdings Inc(b) 8.50%, 10/15/2017	128,438
	Pinnacle Entertainment Inc
125,000	6.38%, 08/01/2021	132,500
100,000	7.75%, 04/01/2022	111,250
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016	258,475
2,900,000	3.50%, 04/03/2018	3,028,174
	Regal Entertainment Group
50,000	5.75%, 03/15/2022	51,125
50,000	5.75%, 02/01/2025	50,000
225,000	Rexel SA(b) 5.25%, 06/15/2020	235,969
75,000	Rite Aid Corp(b) 6.13%, 04/01/2023	76,875
96,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b) 9.50%, 06/15/2019	101,040
100,000	RSI Home Products Inc(b) 6.50%, 03/15/2023	101,750
	Sally Holdings LLC / Sally Capital Inc
50,000	6.88%, 11/15/2019	52,875
50,000	5.75%, 06/01/2022	53,188
	Schaeffler Holding Finance BV(b)
200,000	6.88%, 08/15/2018	208,750
200,000	6.75%, 11/15/2022	216,000
225,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b) 5.88%, 05/15/2021	225,844
15,000	Seminole Tribe of Florida Inc(b) 7.80%, 10/01/2020	16,050
250,000	Serta Simmons Holdings LLC(b) 8.13%, 10/01/2020	263,125
175,000	Six Flags Entertainment Corp(b) 5.25%, 01/15/2021	179,812
1,000,000	Southwest Airlines Co 2.75%, 11/06/2019	1,022,764
100,000	Springs Industries Inc 6.25%, 06/01/2021	98,750

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$125,000	Stackpole International Intermediate / Stackpole International Powder / Stackpole(b) 7.75%, 10/15/2021	$123,750
125,000	Station Casinos LLC 7.50%, 03/01/2021	133,125
	Suburban Propane Partners LP/Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	67,725
100,000	5.50%, 06/01/2024	102,500
50,000	5.75%, 03/01/2025	51,000
50,000	Tenneco Inc 5.38%, 12/15/2024	52,000
175,000	UCI International Inc 8.63%, 02/15/2019	158,375
125,000	VWR Funding Inc 7.25%, 09/15/2017	130,469
	Wal-Mart Stores Inc
500,000	3.30%, 04/22/2024	528,605
150,000	5.63%, 04/15/2041	194,303
50,000	Wolverine World Wide Inc 6.13%, 10/15/2020	53,375

		21,736,081

Consumer, Non-cyclical — 4.08%
	Altria Group Inc
34,000	9.25%, 08/06/2019	43,625
1,100,000	4.00%, 01/31/2024	1,180,285
125,000	Amsurg Corp 5.63%, 07/15/2022	127,812
300,000	Bayer US Finance LLC(b) 3.38%, 10/08/2024	312,291
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	125,592
125,000	4.69%, 12/15/2044	135,840
175,000	Biomet Inc 6.50%, 10/01/2020	183,750
50,000	Catamaran Corp 4.75%, 03/15/2021	55,563
	CHS/Community Health Systems Inc
125,000	5.13%, 08/01/2021	128,750
150,000	6.88%, 02/01/2022	160,312
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	333,684
50,000	Constellation Brands Inc 4.75%, 11/15/2024	52,875
300,000	Crimson Merger Sub Inc(b) 6.63%, 05/15/2022	266,250
	DaVita HealthCare Partners Inc
125,000	5.75%, 08/15/2022	132,812
50,000	5.13%, 07/15/2024	51,000
100,000	Dean Foods Co(b) 6.50%, 03/15/2023	100,500
125,000	DJO Finance LLC / DJO Finance Corp 7.75%, 04/15/2018	126,875

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$100,000	DP World Ltd(b) 6.85%, 07/02/2037	$113,209
75,000	Endo Finance LLC(b) 6.00%, 02/01/2025	77,250
175,000	Envision Healthcare Corp(b) 5.13%, 07/01/2022	178,937
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	282,291
700,000	5.25%, 10/01/2020	798,699
125,000	First Quality Finance Co Inc(b) 4.63%, 05/15/2021	117,813
175,000	Garda World Security Corp(b) 7.25%, 11/15/2021	171,938
500,000	Gilead Sciences Inc 3.70%, 04/01/2024	533,902
200,000	Grifols Worldwide Operations Ltd(b) 5.25%, 04/01/2022	203,250
	Grupo Bimbo SAB de CV(b)
10,000	4.50%, 01/25/2022	10,782
400,000	4.88%, 06/27/2044	404,972
	HCA Holdings Inc
425,000	6.25%, 02/15/2021	459,510
75,000	7.75%, 05/15/2021	79,805
	HCA Inc
50,000	7.50%, 02/15/2022	58,313
275,000	5.88%, 03/15/2022	304,477
150,000	5.25%, 04/15/2025	162,000
200,000	Hearthside Group Holdings LLC/Hearthside Finance Co(b) 6.50%, 05/01/2022	198,500
	Heinz (HJ) Co
200,000	4.25%, 10/15/2020	205,200
75,000	4.88%, 02/15/2025(b)	81,281
	Hertz Corp
200,000	6.75%, 04/15/2019	206,500
50,000	5.88%, 10/15/2020	51,375
125,000	Hologic Inc 6.25%, 08/01/2020	129,687
125,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	130,000
125,000	Igloo Holdings Corp(b) 8.25%, 12/15/2017	125,625
200,000	Interactive Data Corp(b) 5.88%, 04/15/2019	201,750
200,000	Jaguar Holding Co I(b) 9.38%, 10/15/2017	204,500
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b) 9.50%, 12/01/2019	107,500
100,000	JBS Finance II Ltd 8.25%, 01/29/2018	103,330
2,100,000	Kerry Group Financial Services(b) 3.20%, 04/09/2023	2,103,028
100,000	LifePoint Hospitals Inc 5.50%, 12/01/2021	104,750
390,000	Lorillard Tobacco Co 7.00%, 08/04/2041	505,633
1,100,000	Mondelez International Inc 4.00%, 02/01/2024	1,191,291

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$100,000	Moody’s Corp 5.50%, 09/01/2020	$114,192
200,000	MPH Acquisition Holdings LLC(b) 6.63%, 04/01/2022	207,250
125,000	Multi-Color Corp(b) 6.13%, 12/01/2022	130,000
125,000	Mustang Merger Corp(b) 8.50%, 08/15/2021	126,562
50,000	Omnicare Inc 4.75%, 12/01/2022	51,625
450,000	Pernod Ricard SA(b) 4.25%, 07/15/2022	485,000
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 4.88%, 05/01/2021	251,875
175,000	Prestige Brands Inc(b) 5.38%, 12/15/2021	177,187
	ServiceMaster Co
61,000	8.00%, 02/15/2020	64,660
111,000	7.00%, 08/15/2020	117,938
75,000	7.45%, 08/15/2027	75,938
	Smithfield Foods Inc
175,000	5.88%, 08/01/2021(b)	183,531
50,000	6.63%, 08/15/2022	53,500
	Spectrum Brands Inc
100,000	6.75%, 03/15/2020	105,500
50,000	6.13%, 12/15/2024(b)	53,375
50,000	Surgical Care Affiliates Inc(b) 6.00%, 04/01/2023	50,375
430,000	Sysco Corp 3.50%, 10/02/2024	446,217
50,000	Teleflex Inc(b) 5.25%, 06/15/2024	51,000
	Tenet Healthcare Corp
125,000	4.50%, 04/01/2021	122,500
100,000	4.38%, 10/01/2021	97,750
200,000	8.13%, 04/01/2022	220,500
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018	51,313
175,000	9.63%, 06/15/2018	176,750
50,000	TreeHouse Foods Inc 4.88%, 03/15/2022	51,000
100,000	Truven Health Analytics Inc 10.63%, 06/01/2020	105,000
	Tyson Foods Inc
500,000	4.50%, 06/15/2022	551,651
250,000	5.15%, 08/15/2044	290,961
	United Rentals North America Inc
125,000	8.38%, 09/15/2020	134,412
75,000	4.63%, 07/15/2023	75,844
200,000	5.50%, 07/15/2025	203,750
125,000	United Surgical Partners International Inc 9.00%, 04/01/2020	134,219
400,000	UnitedHealth Group Inc 6.00%, 02/15/2018	452,650
275,000	US Foods Inc 8.50%, 06/30/2019	288,750

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
	Valeant Pharmaceuticals International Inc(b)
$250,000	7.50%, 07/15/2021	$270,390
50,000	5.50%, 03/01/2023	50,375
150,000	Verisk Analytics Inc 4.13%, 09/12/2022	156,394
	VRX Escrow Corp(b)
150,000	5.88%, 05/15/2023	153,750
125,000	6.13%, 04/15/2025	129,375
325,000	Zimmer Holdings Inc 3.55%, 04/01/2025	331,741

		19,919,714

Diversified — 0.42%
200,000	Alfa SAB de CV 6.88%, 03/25/2044	220,100
175,000	Argos Merger Sub Inc(b) 7.13%, 03/15/2023	181,344
175,000	DH Services Luxembourg S.a.r.l.(b) 7.75%, 12/15/2020	182,875
250,000	Hutchison Whampoa International 09 Ltd(b) 7.63%, 04/09/2019	301,482
750,000	Hutchison Whampoa International 11 Ltd(b) 3.50%, 01/13/2017	775,605
100,000	Hutchison Whampoa International 12 Ltd(a)(c) 6.00%, Perpetual	106,297
200,000	KazAgro National Management Holding JSC(b) 4.63%, 05/24/2023	169,612
95,000	MUFG Americas Holdings Corp 3.00%, 02/10/2025	93,925
25,000	Nielsen Co Luxembourg S.a.r.l.(b) 5.50%, 10/01/2021	25,812

		2,057,052

Energy — 6.65%
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	1,101,751
	Antero Resources Finance Corp
200,000	5.38%, 11/01/2021	194,000
50,000	5.63%, 06/01/2023(b)	49,500
125,000	Approach Resources Inc 7.00%, 06/15/2021	111,875
75,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	75,750
75,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.13%, 11/15/2022	77,063
2,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,951,006
50,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp 7.88%, 04/15/2022	36,000

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
	California Resources Corp(b)
$50,000	5.50%, 09/15/2021	$44,360
125,000	6.00%, 11/15/2024	109,688
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	252,404
200,000	5.85%, 02/01/2035	219,126
150,000	Carrizo Oil & Gas Inc 7.50%, 09/15/2020	154,125
100,000	CGG SA 6.88%, 01/15/2022	79,500
75,000	Chaparral Energy Inc 7.63%, 11/15/2022	50,250
200,000	Chesapeake Energy Corp 6.88%, 11/15/2020	209,000
500,000	CNPC HK Overseas Capital Ltd(b) 5.95%, 04/28/2041	634,223
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
150,000	6.00%, 12/15/2020	150,750
50,000	6.25%, 04/01/2023(b)	50,500
50,000	CrownRock LP / CrownRock Finance Inc(b) 7.75%, 02/15/2023	50,625
75,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	75,000
	Enbridge Energy Partners LP
2,650,000	4.20%, 09/15/2021	2,783,923
690,000	5.50%, 09/15/2040	731,273
155,000	Enbridge Inc 5.60%, 04/01/2017	166,241
300,000	Energy Transfer Equity LP 5.88%, 01/15/2024	316,500
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	1,071,548
250,000	5.15%, 03/15/2045	251,567
	Energy XXI Gulf Coast Inc
75,000	7.50%, 12/15/2021	27,000
50,000	6.88%, 03/15/2024(b)	17,250
	Enterprise Products Operating LLC
1,000,000	3.90%, 02/15/2024	1,046,230
395,000	3.75%, 02/15/2025	407,749
	EP Energy LLC / Everest Acquisition Finance Inc
75,000	9.38%, 05/01/2020	78,563
50,000	7.75%, 09/01/2022	51,000
750,000	Florida Gas Transmission Co LLC(b) 5.45%, 07/15/2020	843,872
125,000	FTS International Inc(b) 6.25%, 05/01/2022	91,875
125,000	Gulfport Energy Corp 7.75%, 11/01/2020	128,125
1,250,000	Hess Corp 7.13%, 03/15/2033	1,522,116
150,000	Hiland Partners LP / Hiland Partners Finance Corp(b) 5.50%, 05/15/2022	153,750

Principal Amount		Fair Value

Energy — (continued)
$50,000	Holly Energy Partners LP / Holly Energy Finance Corp 6.50%, 03/01/2020	$49,250
	Husky Energy Inc
150,000	6.15%, 06/15/2019	169,141
925,000	3.95%, 04/15/2022	939,801
	Kinder Morgan Energy Partners LP
500,000	5.80%, 03/01/2021	563,528
1,000,000	5.00%, 03/01/2043	976,667
50,000	Kinder Morgan Inc(b) 5.63%, 11/15/2023	54,982
	Laredo Petroleum Inc
50,000	5.63%, 01/15/2022	48,500
50,000	6.25%, 03/15/2023	49,875
150,000	Legacy Reserves LP / Legacy Reserves Finance Corp 6.63%, 12/01/2021	118,500
	Linn Energy LLC / Linn Energy Finance Corp
150,000	6.50%, 05/15/2019	126,094
50,000	8.63%, 04/15/2020	42,625
700,000	Marathon Petroleum Corp 5.13%, 03/01/2021	787,354
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
97,000	6.25%, 06/15/2022	101,365
25,000	4.50%, 07/15/2023	24,750
75,000	4.88%, 12/01/2024	76,680
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	682,184
1,200,000	5.10%, 09/15/2023	1,149,198
150,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	133,125
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	47,750
50,000	6.88%, 03/15/2022	48,750
50,000	6.88%, 01/15/2023	48,500
400,000	Petro-Canada 6.80%, 05/15/2038	527,953
	Petrobras Global Finance BV
200,000	4.38%, 05/20/2023	171,020
100,000	5.63%, 05/20/2043	80,990
2,000,000	Petrobras International Finance Co
	5.38%, 01/27/2021	1,814,300
	Petroleos Mexicanos
50,000	3.50%, 07/18/2018	52,000
1,125,000	4.88%, 01/18/2024	1,190,812
100,000	4.50%, 01/23/2026(b)	101,900
500,000	6.50%, 06/02/2041	566,250
100,000	6.38%, 01/23/2045	111,800
160,000	5.63%, 01/23/2046	162,400
	Phillips 66
285,000	4.30%, 04/01/2022	310,741
150,000	4.88%, 11/15/2044	160,639
200,000	PTT Exploration & Production PCL(a)(c) 4.88%, Perpetual	200,500
61,054	QGOG Atlantic / Alaskan Rigs Ltd 5.25%, 07/30/2018	52,872

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
	Regency Energy Partners LP / Regency Energy Finance Corp
$50,000	5.88%, 03/01/2022	$54,250
50,000	5.00%, 10/01/2022	52,000
100,000	4.50%, 11/01/2023	100,500
	Rice Energy Inc
100,000	6.25%, 05/01/2022	97,500
50,000	7.25%, 05/01/2023(b)	50,000
125,000	Rose Rock Midstream LP / Rose Rock Finance Corp 5.63%, 07/15/2022	123,125
100,000	RSP Permian Inc(b) 6.63%, 10/01/2022	100,500
	Sabine Pass Liquefaction LLC
275,000	5.63%, 02/01/2021	276,804
100,000	5.63%, 03/01/2025(b)	98,875
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021	31,000
100,000	8.13%, 10/15/2022	61,350
50,000	SM Energy Co 5.00%, 01/15/2024	47,075
200,000	Southeast Supply Header LLC(b) 4.25%, 06/15/2024	203,586
150,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	142,125
50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(b) 5.00%, 01/15/2018	51,500
50,000	TerraForm Power Operating LLC(b) 5.88%, 02/01/2023	51,875
100,000	Tesoro Corp 5.13%, 04/01/2024	102,000
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
38,000	5.88%, 10/01/2020	38,950
100,000	6.13%, 10/15/2021	103,000
50,000	6.25%, 10/15/2022(b)	51,750
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	200,250
	Valero Energy Corp
150,000	9.38%, 03/15/2019	187,886
900,000	7.50%, 04/15/2032	1,169,515
75,000	W&T Offshore Inc 8.50%, 06/15/2019	45,375
900,000	Weatherford International Ltd 4.50%, 04/15/2022	822,588
75,000	Western Refining Logistics LP / WNRL Finance Corp(b) 7.50%, 02/15/2023	76,500
75,000	Whiting Petroleum Corp(b) 6.25%, 04/01/2023	74,723
	Williams Partners LP
300,000	5.25%, 03/15/2020	330,277
565,000	4.90%, 01/15/2045	529,825
	Williams Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022	79,463

Principal Amount		Fair Value

Energy — (continued)
$50,000	4.88%, 03/15/2024	$50,250

		32,512,291

Financial — 16.53%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	10,863
365,000	3.35%, 05/15/2024	380,759
150,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust(b) 4.50%, 05/15/2021	155,063
	Aflac Inc
265,000	2.65%, 02/15/2017	273,182
300,000	8.50%, 05/15/2019	378,806
600,000	3.63%, 06/15/2023	631,084
	Alexandria Real Estate Equities Inc
600,000	4.60%, 04/01/2022	634,027
1,500,000	3.90%, 06/15/2023	1,548,720
	Ally Financial Inc
75,000	5.50%, 02/15/2017	78,000
225,000	6.25%, 12/01/2017	239,625
100,000	4.13%, 02/13/2022	97,500
100,000	4.63%, 03/30/2025	98,500
	American International Group Inc
1,000,000	4.13%, 02/15/2024	1,082,526
875,000	4.50%, 07/16/2044	939,240
	American Tower Corp
2,250,000	4.50%, 01/15/2018	2,415,328
1,120,000	3.40%, 02/15/2019	1,156,607
	Associated Banc-Corp
80,000	5.13%, 03/28/2016	82,875
350,000	4.25%, 01/15/2025	354,921
150,000	Banco Bilbao Vizcaya Argentaria Paraguay SA 9.75%, 02/11/2016	156,750
200,000	Banco Bradesco SA 5.75%, 03/01/2022	207,000
200,000	Banco do Brasil SA 5.88%, 01/26/2022	196,000
	Bank of America Corp
100,000	4.50%, 04/01/2015	100,000
1,500,000	7.63%, 06/01/2019	1,810,479
2,400,000	5.00%, 05/13/2021	2,709,072
200,000	Bank of China Ltd 5.00%, 11/13/2024	211,284
1,000,000	Bank of New York Mellon Corp 3.25%, 09/11/2024	1,033,515
400,000	BB&T Corp 2.25%, 02/01/2019	405,814
1,000,000	Branch Banking & Trust Co 3.80%, 10/30/2026	1,052,919
300,000	Capital One Financial Corp 2.45%, 04/24/2019	303,568
350,000	Capital One NA 2.95%, 07/23/2021	355,002
200,000	China Overseas Finance Cayman V Ltd 3.95%, 11/15/2022	198,111
210,000	Chubb Corp 5.75%, 05/15/2018	237,524

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
	CIT Group Inc
$275,000	5.25%, 03/15/2018	$284,625
25,000	6.63%, 04/01/2018(b)	26,813
100,000	5.00%, 08/01/2023	102,500
2,375,000	Citigroup Inc 4.05%, 07/30/2022	2,491,560
325,000	City National Corp 5.25%, 09/15/2020	372,613
350,000	CME Group Index Services LLC(b) 4.40%, 03/15/2018	383,620
500,000	CNA Financial Corp 5.88%, 08/15/2020	578,290
400,000	Comerica Inc 3.80%, 07/22/2026	407,011
500,000	Compass Bank 2.75%, 09/29/2019	507,228
100,000	CoreLogic Inc 7.25%, 06/01/2021	106,500
2,750,000	Discover Bank 2.00%, 02/21/2018	2,753,129
250,000	Discover Financial Services 3.85%, 11/21/2022	256,491
	Fifth Third Bancorp
250,000	3.63%, 01/25/2016	255,377
780,000	2.30%, 03/01/2019	789,403
200,000	FMR LLC(b) 7.57%, 06/15/2029	274,903
200,000	Franshion Brilliant Ltd 5.75%, 03/19/2019	211,988
	General Electric Capital Corp
500,000	5.50%, 01/08/2020	578,951
3,000,000	3.10%, 01/09/2023	3,089,949
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b) 3.80%, 06/18/2019	535,135
200,000	Global Bank Corp(b) 5.13%, 10/30/2019	207,500
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	16,864
1,000,000	2.63%, 01/31/2019	1,021,666
750,000	5.38%, 03/15/2020	851,067
1,250,000	5.25%, 07/27/2021	1,421,519
500,000	3.50%, 01/23/2025	508,777
1,325,000	Hartford Financial Services Group Inc 5.13%, 04/15/2022	1,509,863
375,000	Health Care REIT Inc 4.13%, 04/01/2019	402,300
1,325,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,327,357
100,000	Horace Mann Educators Corp 6.85%, 04/15/2016	105,736
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	331,200
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,462,924
100,000	Hub Holdings LLC / Hub Holdings Finance Inc(b) 8.13%, 07/15/2019	99,250

Principal Amount		Fair Value

Financial — (continued)
$200,000	HUB International Ltd(b) 7.88%, 10/01/2021	$205,000
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,025,841
200,000	Industrial & Commercial Bank of China Ltd(a)(c) 6.00%, Perpetual	208,800
325,000	International Lease Finance Corp 6.25%, 05/15/2019	355,062
50,000	Iron Mountain Inc 5.75%, 08/15/2024	50,625
50,000	Janus Capital Group Inc 6.70%, 06/15/2017	54,964
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021	2,148,368
550,000	5.13%, 01/20/2023	570,902
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	1,016,391
550,000	4.50%, 01/24/2022	607,937
2,195,000	3.38%, 05/01/2023	2,209,764
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021	260,358
850,000	4.95%, 05/01/2022	938,943
600,000	4.25%, 06/15/2023	639,080
390,000	Liberty Property LP 3.75%, 04/01/2025	394,159
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019	2,516,574
225,000	4.20%, 03/15/2022	243,189
1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	1,014,090
1,000,000	Massachusetts Mutual Life Insurance Co(b) 5.38%, 12/01/2041	1,207,640
1,450,000	MassMutual Global Funding II(b) 3.60%, 04/09/2024	1,536,546
	MetLife Inc
500,000	6.82%, 08/15/2018	582,734
750,000	4.05%, 03/01/2045	776,713
300,000	MetLife Institutional Funding II(b) 1.63%, 04/02/2015	300,000
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,126,966
	Morgan Stanley
320,000	3.80%, 04/29/2016	329,252
2,000,000	4.10%, 05/22/2023	2,081,422
1,500,000	5.00%, 11/24/2025	1,656,982
200,000	Mubadala GE Capital Ltd(b) 3.00%, 11/10/2019	199,433
500,000	National Rural Utilities Cooperative Finance Corp 10.38%, 11/01/2018	647,816
1,150,000	Nationwide Mutual Insurance Co(b) 9.38%, 08/15/2039	1,855,538
75,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b) 5.88%, 03/15/2022	80,063
800,000	New York Life Insurance Co(b) 6.75%, 11/15/2039	1,145,896

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$1,000,000	Northwestern Mutual Life Insurance Co(b) 6.06%, 03/30/2040	$1,324,317
100,000	Onex York Acquisition Corp(b) 8.50%, 10/01/2022	94,500
165,000	PNC Funding Corp 5.63%, 02/01/2017	177,376
100,000	Power Sector Assets & Liabilities Management Corp 7.39%, 12/02/2024	134,125
135,000	Principal Life Global Funding II(b)(d) 2.20%, 04/08/2020	134,822
1,300,000	Prologis LP 3.35%, 02/01/2021	1,349,466
700,000	Prudential Financial Inc 4.60%, 05/15/2044	742,183
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	207,669
244,000	5.63%, 04/01/2024	282,068
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b) 5.10%, 07/25/2018	183,660
300,000	Santander US Debt SAU(b) 3.78%, 10/07/2015	304,876
100,000	Simon Property Group LP 6.13%, 05/30/2018	113,931
50,000	Sophia Holding Finance LP / Sophia Holding Finance Inc(b) 9.63%, 12/01/2018	50,500
550,000	State Street Corp 3.30%, 12/16/2024	571,805
300,000	Stifel Financial Corp 4.25%, 07/18/2024	306,238
100,000	SUAM Finance BV 4.88%, 04/17/2024	103,500
425,000	SunTrust Banks Inc 2.50%, 05/01/2019	431,865
950,000	TD Ameritrade Holding Corp 3.63%, 04/01/2025	994,575
440,000	TIAA Asset Management Finance Co LLC(b) 4.13%, 11/01/2024	464,418
250,000	Turkiye Is Bankasi(b) 5.00%, 04/30/2020	250,313
500,000	UDR Inc 4.63%, 01/10/2022	546,368
	Union Bank NA
250,000	2.63%, 09/26/2018	257,012
250,000	2.25%, 05/06/2019	253,009
200,000	Vnesheconombank Via VEB Finance PLC(b) 5.38%, 02/13/2017	193,500
500,000	WP Carey Inc 4.60%, 04/01/2024	517,134

		80,783,051

Principal Amount		Fair Value

Industrial — 3.72%
$125,000	Accudyne Industries Borrower / Accudyne Industries LLC(b) 7.75%, 12/15/2020	$111,562
150,000	Anixter Inc 5.63%, 05/01/2019	161,250
150,000	Ardagh Packaging Finance PLC(b) 9.13%, 10/15/2020	160,500
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a)(b) 3.27%, 12/15/2019	195,000
	Ball Corp
100,000	5.00%, 03/15/2022	104,500
125,000	4.00%, 11/15/2023	121,875
200,000	Belden Inc(b) 5.50%, 09/01/2022	205,000
300,000	Berry Plastics Corp 5.50%, 05/15/2022	308,250
50,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(b) 6.00%, 06/15/2017	50,125
1,000,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	1,249,941
200,000	BWAY Holding Co(b) 9.13%, 08/15/2021	208,000
150,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	153,000
800,000	Corning Inc 4.75%, 03/15/2042	872,826
125,000	CPG Merger Sub LLC(b) 8.00%, 10/01/2021	126,875
125,000	Crown Americas LLC / Crown Americas Capital Corp IV 4.50%, 01/15/2023	126,094
320,000	Dover Corp 5.45%, 03/15/2018	355,598
	Embraer Overseas Ltd
50,000	5.70%, 09/16/2023	53,433
1,407,000	5.70%, 09/16/2023(b)	1,503,591
100,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	85,250
150,000	Gardner Denver Inc(b) 6.88%, 08/15/2021	135,000
175,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	165,156
75,000	Greif Inc 7.75%, 08/01/2019	84,469
800,000	Harsco Corp 5.75%, 05/15/2018	842,000
120,000	Hubbell Inc 5.95%, 06/01/2018	135,337
125,000	Jurassic Holdings III Inc(b) 6.88%, 02/15/2021	108,750
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	493,277

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$800,000	Keysight Technologies Inc(b) 4.55%, 10/30/2024	$806,101
100,000	KLX Inc(b) 5.88%, 12/01/2022	99,750
480,000	Lockheed Martin Corp 3.80%, 03/01/2045	477,145
1,000,000	Masco Corp 7.13%, 03/15/2020	1,172,500
50,000	Masonite International Corp(b) 5.63%, 03/15/2023	51,250
86,000	Mcron Finance Sub LLC / Mcron Finance Corp(b) 8.38%, 05/15/2019	91,805
75,000	NCI Building Systems Inc(b) 8.25%, 01/15/2023	79,313
225,000	Nortek Inc 8.50%, 04/15/2021	240,750
50,000	Owens-Brockway Glass Container Inc(b) 5.38%, 01/15/2025	51,438
460,000	Packaging Corp of America 3.65%, 09/15/2024	462,537
50,000	Pactiv LLC 7.95%, 12/15/2025	51,000
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 2.50%, 06/15/2019	650,853
350,000	Pentair PLC 5.00%, 05/15/2021	387,053
500,000	Republic Services Inc 5.25%, 11/15/2021	574,230
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
200,000	5.75%, 10/15/2020	206,750
175,000	8.25%, 02/15/2021	187,250
120,000	Rock-Tenn Co 4.45%, 03/01/2019	128,811
50,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b) 10.00%, 06/01/2020	48,875
1,000,000	Ryder System Inc 2.45%, 11/15/2018	1,017,067
	Sealed Air Corp(b)
75,000	6.50%, 12/01/2020	83,437
75,000	8.38%, 09/15/2021	84,375
50,000	5.25%, 04/01/2023	52,125
75,000	5.13%, 12/01/2024	77,625
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	223,750
	Textron Inc
300,000	4.30%, 03/01/2024	321,158
155,000	3.88%, 03/01/2025	160,123
235,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	240,961
	TransDigm Inc
200,000	5.50%, 10/15/2020	197,500
75,000	6.50%, 07/15/2024	75,375
125,000	Unifrax I LLC / Unifrax Holding Co(b) 7.50%, 02/15/2019	125,625

Principal Amount		Fair Value

Industrial — (continued)
$300,000	Union Pacific Corp 3.75%, 03/15/2024	$327,685
	USG Corp(b)
50,000	5.88%, 11/01/2021	53,125
50,000	5.50%, 03/01/2025	51,000
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	59,993
800,000	5.25%, 10/01/2054	788,408
175,000	WESCO Distribution Inc 5.38%, 12/15/2021	178,062
50,000	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp(b) 9.75%, 06/15/2019	54,063
125,000	Zebra Technologies Corp(b) 7.25%, 10/15/2022	134,687

		18,190,214

Technology — 1.84%
50,000	ACI Worldwide Inc(b) 6.38%, 08/15/2020	52,250
425,000	Adobe Systems Inc 3.25%, 02/01/2025	429,564
150,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	129,375
500,000	Apple Inc 3.45%, 02/09/2045	474,619
150,000	Audatex North America Inc(b) 6.00%, 06/15/2021	158,625
100,000	Blackboard Inc(b) 7.75%, 11/15/2019	96,000
100,000	BMC Software Finance Inc(b) 8.13%, 07/15/2021	91,500
2,000,000	BMC Software Inc 7.25%, 06/01/2018	1,930,000
150,000	Boxer Parent Co Inc(b) 9.00%, 10/15/2019	123,750
	CDW LLC / CDW Finance Corp
50,000	6.00%, 08/15/2022	53,673
75,000	5.00%, 09/01/2023	76,125
100,000	5.50%, 12/01/2024	104,750
125,000	Compiler Finance Sub Inc(b) 7.00%, 05/01/2021	95,938
100,000	Eagle Midco Inc(b) 9.00%, 06/15/2018	101,875
75,000	Emdeon Inc 11.00%, 12/31/2019	81,844
150,000	Entegris Inc(b) 6.00%, 04/01/2022	156,375
175,000	Epicor Software Corp 8.63%, 05/01/2019	182,875
805,000	Fidelity National Information Services Inc 3.88%, 06/05/2024	827,989
500,000	First Data Corp(b) 8.75%, 01/15/2022	538,125
500,000	Fiserv Inc 6.80%, 11/20/2017	564,789

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Technology — (continued)
	Hewlett-Packard Co
$250,000	2.13%, 09/13/2015	$251,586
275,000	3.30%, 12/09/2016	284,363
50,000	IHS Inc(b) 5.00%, 11/01/2022	50,220
275,000	Infor Software Parent LLC / Infor Software Parent Inc(b) 7.13%, 05/01/2021	272,335
	Infor US Inc
150,000	9.38%, 04/01/2019	160,845
200,000	6.50%, 05/15/2022(b)	205,000
100,000	Magnachip Semiconductor Corp 6.63%, 07/15/2021	70,000
75,000	Micron Technology Inc(b) 5.25%, 08/01/2023	76,313
50,000	MSCI Inc(b) 5.25%, 11/15/2024	51,688
	NCR Corp
200,000	4.63%, 02/15/2021	200,250
50,000	6.38%, 12/15/2023	53,250
175,000	Nuance Communications Inc(b) 5.38%, 08/15/2020	176,750
100,000	Open Text Corp(b) 5.63%, 01/15/2023	103,750
	Sensata Technologies BV(b)
50,000	5.63%, 11/01/2024	53,250
75,000	5.00%, 10/01/2025	76,031
175,000	Sophia LP / Sophia Finance Inc(b) 9.75%, 01/15/2019	187,687
225,000	Southern Graphics Inc(b) 8.38%, 10/15/2020	227,812
	SunGard Data Systems Inc
75,000	6.63%, 11/01/2019	77,250
150,000	7.63%, 11/15/2020	158,625

		9,007,046

Utilities — 3.31%
820,000	Atmos Energy Corp 4.13%, 10/15/2044	876,392
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	699,934
	Calpine Corp
50,000	5.88%, 01/15/2024(b)	54,025
150,000	5.75%, 01/15/2025	151,125
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018	1,465,936
400,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	449,193
	Electricite de France(b)
500,000	5.63%, Perpetual(a)(c)	532,500
1,225,000	5.60%, 01/27/2040	1,515,869
1,000,000	Enel Finance International NV(b) 6.00%, 10/07/2039	1,213,974
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022	1,002,385
250,000	5.75%, 10/01/2041	287,934

Principal Amount		Fair Value

Utilities — (continued)
$1,916	FPL Energy National Wind Portfolio LLC(b)(e) 6.13%, 03/25/2019	$1,916
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	100,654
515,000	Gulf Power Co 4.55%, 10/01/2044	583,820
1,775,000	National Fuel Gas Co 3.75%, 03/01/2023	1,777,446
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	566,568
400,000	2.70%, 09/15/2019	409,857
200,000	Northern States Power Co 5.25%, 03/01/2018	222,508
	NRG Energy Inc
100,000	6.63%, 03/15/2023	103,500
175,000	6.25%, 05/01/2024	176,313
75,000	NRG Yield Operating LLC(b) 5.38%, 08/15/2024	78,000
100,000	Pennsylvania Electric Co(b) 4.15%, 04/15/2025	102,861
	PPL Capital Funding Inc
410,000	4.20%, 06/15/2022	446,605
500,000	4.70%, 06/01/2043	553,520
250,000	PPL WEM Holdings Ltd(b) 5.38%, 05/01/2021	287,732
1,475,000	PSEG Power LLC 4.30%, 11/15/2023	1,587,087
	Sempra Energy
250,000	9.80%, 02/15/2019	321,815
300,000	3.55%, 06/15/2024	314,163
250,000	TECO Finance Inc 5.15%, 03/15/2020	282,917

		16,166,549

TOTAL CORPORATE BONDS AND NOTES — 50.61% (Cost $239,110,958)		$247,328,416

FOREIGN GOVERNMENT BONDS AND NOTES
150,000	Argentina Boden Bonds 7.00%, 10/03/2015	145,425
	Brazilian Government International Bond
200,000	2.63%, 01/05/2023	179,500
200,000	5.00%, 01/27/2045	185,000
200,000	Colombia Government International Bond 4.38%, 07/12/2021	212,000
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	545,999
200,000	Croatia Government International Bond 6.00%, 01/26/2024	221,376
150,000	Dominican Republic International Bond(b) 5.88%, 04/18/2024	157,125

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$100,000	Egypt Government International Bond 6.88%, 04/30/2040	$100,875
200,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	190,500
200,000	Export Credit Bank of Turkey(b) 5.00%, 09/23/2021	200,500
200,000	Federal Democratic Republic of Ethiopia(b) 6.63%, 12/11/2024	194,250
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	73,178
70,000	6.25%, 01/29/2020	79,662
70,000	6.38%, 03/29/2021	81,158
250,000	Indonesia Government International Bond 5.88%, 03/13/2020	282,813
200,000	Kenya Government International Bond(b) 6.88%, 06/24/2024	208,850
	Mexico Government International Bond
342,000	3.60%, 01/30/2025	350,977
100,000	6.05%, 01/11/2040	123,500
1,600,000	4.75%, 03/08/2044	1,680,000
150,000	Poland Government International Bond 6.38%, 07/15/2019	176,438
100,000	Provincia de Buenos Aires/Argentina 10.88%, 01/26/2021	104,750
200,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024	199,150
100,000	Republic of Ghana 8.50%, 10/04/2017	102,485
250,000	Republic of Iraq 5.80%, 01/15/2028	208,750
156,250	Russian Foreign Eurobond(f) 0.00%, 03/31/2030	179,281
100,000	Sri Lanka Government International Bond(b) 6.25%, 10/04/2020	103,250
350,000	Venezuela Government International Bond 7.65%, 04/21/2025	118,125

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.31% (Cost $6,301,884)		$6,404,917

MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 23.97%
	Federal Home Loan Mortgage Corp
68,628	5.50%, 02/01/2018	71,955
46,434	4.00%, 12/01/2020	49,071
15,738	4.50%, 04/01/2021	16,624

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$38,309	6.00%, 05/01/2021	$40,754
24,224	4.50%, 07/01/2021	25,413
27,506	5.00%, 03/01/2022	29,784
2,437,851	3.50%, 12/01/2029	2,594,275
21,056	6.00%, 11/01/2033	23,929
28,233	6.00%, 04/01/2035	32,209
78,116	4.50%, 05/01/2035	85,550
239,285	5.50%, 08/01/2035	269,793
107,973	4.50%, 11/01/2035	117,984
20,644	6.50%, 02/01/2036	23,650
48,690	4.50%, 03/01/2036	53,279
42,710	6.00%, 03/01/2036	49,035
16,986	5.50%, 06/01/2036	19,020
132,918	5.50%, 08/01/2036	149,315
12,469	6.00%, 08/01/2037	14,164
72,288	7.00%, 08/01/2037	85,212
247,704	5.00%, 04/01/2038	274,351
745,058	5.50%, 05/01/2038	836,004
430,054	4.50%, 03/01/2039	468,436
1,272,808	4.50%, 05/01/2039	1,387,281
354,899	4.00%, 09/01/2040	380,250
1,112,036	5.00%, 09/01/2040	1,231,661
435,852	3.50%, 12/01/2040	457,439
1,947,553	4.00%, 12/01/2040	2,087,327
2,283,159	5.00%, 02/01/2041	2,538,426
2,701,249	3.50%, 12/01/2041	2,836,593
964,232	3.00%, 07/01/2043	985,786
181,312	4.00%, 09/01/2043	193,758
219,146	3.50%, 10/01/2043	229,905
1,437,875	3.00%, 11/01/2043	1,468,968
14,865,725	4.00%, 01/01/2044	15,880,381
8,176,876	4.00%, 03/01/2044	8,734,986
3,257,047	4.50%, 04/01/2044	3,546,435
5,275,163	3.50%, 05/01/2044	5,534,138
6,945,865	3.50%, 08/01/2044	7,286,860
	Federal National Mortgage Association
47,074	5.00%, 02/01/2018	49,467
95,182	4.50%, 06/01/2018	99,805
2,172,585	3.50%, 01/01/2031	2,296,409
33,705	4.50%, 08/01/2035	37,004
80,369	6.00%, 02/01/2036	92,081
196,613	5.50%, 03/01/2036	221,243
218,354	6.50%, 06/01/2036	250,691
435,163	6.00%, 02/01/2037	495,738
202,791	6.00%, 03/01/2037	231,390
1,628	6.50%, 04/01/2037	1,929
103,594	6.00%, 08/01/2037	118,106
77,701	6.50%, 08/01/2037	91,048
2,155,578	4.50%, 07/01/2039	2,355,608
2,157,513	4.00%, 02/01/2041	2,313,182
14,767,316	4.50%, 02/01/2041	16,180,908
1,794,733	4.50%, 07/01/2041	1,967,155
1,187,435	4.00%, 10/01/2041	1,272,308
2,392,144	3.50%, 12/01/2041	2,515,002
3,588,882	4.00%, 12/01/2041	3,845,120
2,758,979	3.50%, 07/01/2042	2,901,700
3,280,427	3.00%, 10/01/2042	3,362,276
5,739,248	4.00%, 04/01/2044	6,149,299
7,737,743	4.00%, 01/01/2045	8,291,855

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$347,932	2.45%, 03/01/2047(a)	$365,017
1,535,800	Government National Mortgage Association(a) Series 2011-H15, Class FA 0.62%, 06/20/2061	1,535,804

TOTAL MORTGAGE-BACKED SECURITIES — 23.97% (Cost $114,573,298)		$117,150,146

U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,200,000	0.13%, 04/15/2017	2,304,011
3,800,000	0.13%, 04/15/2019	3,860,259
3,200,000	0.13%, 01/15/2022	3,331,329
5,000,000	0.63%, 01/15/2024	5,216,195
	United States Treasury Note/Bond
500,000	0.50%, 09/30/2016	500,508
2,000,000	0.88%, 11/30/2016(g)	2,013,594
1,200,000	0.88%, 12/31/2016(g)	1,208,156
6,000,000	1.00%, 03/15/2018	6,022,032
1,765,000	1.63%, 03/31/2019	1,794,784
600,000	1.63%, 04/30/2019	609,937
600,000	1.63%, 08/31/2019	608,765
5,000,000	1.38%, 02/29/2020	5,001,170
280,000	1.38%, 05/31/2020	279,497
1,500,000	2.13%, 06/30/2021	1,544,297
5,000,000	1.75%, 03/31/2022	5,012,890
4,450,000	2.75%, 11/15/2023	4,771,931

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$100,000	2.50%, 05/15/2024	$105,047
3,805,000	2.38%, 08/15/2024	3,955,415
22,560,000	2.25%, 11/15/2024	23,192,740
4,000,000	2.00%, 02/15/2025	4,025,312
200,000	3.38%, 05/15/2044	234,297
1,060,000	3.13%, 08/15/2044	1,187,614
4,250,000	3.00%, 11/15/2044	4,656,738
5,500,000	2.50%, 02/15/2045	5,449,296

TOTAL U.S. TREASURY BONDS AND NOTES — 17.78% (Cost $84,868,188)		$86,885,814

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.13%
4,392,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	4,392,000
6,000,000	Federal Home Loan Bank 0.00%, 04/01/2015	6,000,000

TOTAL SHORT TERM INVESTMENTS — 2.13% (Cost $10,392,000)		$10,392,000

TOTAL INVESTMENTS — 100.61% (Cost $477,936,682)		$491,641,998

OTHER ASSETS & LIABILITIES, NET — (0.61)%		$(2,964,917)

TOTAL NET ASSETS — 100.00%		$488,677,081

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $64,192,438 and $66,580,281, respectively, representing 13.62% of net assets.

(c)	Security has no contractual maturity date and pays an indefinite stream of interest.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2015. Maturity date disclosed represents final maturity date.

(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

At March 31, 2015, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$1,702	$1,916	0.00%

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Long Futures	400	USD	$87,662,500	June 2015	$57,031

U.S. 5 Year Treasury Note Long Futures	287	USD	34,500,539	June 2015	423,773

U.S. Ultra Bond Long Futures	21	USD	3,567,375	June 2015	106,805

U.S. 10 Year Treasury Note Short Futures	1,182	USD	152,367,188	June 2015	(2,489,021)

				Net Depreciation	$(1,901,412)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

March 31, 2015

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Asset-Backed Securities	$	—	$	23,480,705	$	—	$	23,480,705
Corporate Bonds and Notes		—		247,328,416		—		247,328,416
Foreign Government Bonds and Notes		—		6,404,917		—		6,404,917
Mortgage-Backed Securities		—		117,150,146		—		117,150,146
U.S. Treasury Bonds and Notes		—		86,885,814		—		86,885,814
Short Term Investments		—		10,392,000		—		10,392,000

Total investments, at fair value		0		491,641,998		0		491,641,998
Other Financial Investments:
Futures Contracts (a)		587,609		—		—		587,609

Total Assets	$	587,609	$	491,641,998	$	0	$	492,229,607

Liabilities

Other Financial Investments:
Futures Contracts (a)	$	(2,489,021)	$	—	$	—	$	(2,489,021)

Total Liabilities	$	(2,489,021)	$	0	$	0	$	(2,489,021)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

March 31, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	477,969,539

Gross unrealized appreciation on investments		16,120,006
Gross unrealized depreciation on investments		(2,447,547)

Net unrealized appreciation on investments	$	13,672,459

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund.

March 31, 2015

Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 1,808 futures contracts for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of March 31, 2015.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.80%
35,843	Airgas Inc	$3,803,301
537,922	Alcoa Inc	6,949,952
54,634	Eastman Chemical Co	3,783,951
156,968	International Paper Co	8,710,154
103,747	Newmont Mining Corp	2,252,347
57,814	Nucor Corp	2,747,900
63,132	Steel Dynamics Inc	1,268,953
19,755	United States Steel Corp(a)	482,022

		29,998,580

Communications — 3.72%
19,098	F5 Networks Inc(b)	2,195,124
209,430	Liberty Interactive Corp Class A(b)	6,113,262
276,753	Polycom Inc(b)	3,708,490
308,208	Symantec Corp	7,201,280
547,510	Windstream Holdings Inc(a)	4,051,574

		23,269,730

Consumer, Cyclical — 12.35%
74,196	Alaska Air Group Inc	4,910,291
96,932	Best Buy Co Inc	3,663,060
76,210	Brinker International Inc	4,691,488
9,463	Cinemark Holdings Inc	426,497
32,460	Dollar General Corp(b)	2,446,835
88,925	DR Horton Inc	2,532,584
43,844	Foot Locker Inc	2,762,172
143,158	Gaming & Leisure Properties Inc REIT	5,278,235
109,238	Gap Inc	4,733,283
36,461	Harley-Davidson Inc	2,214,641
32,148	Kohl’s Corp	2,515,581
35,224	L Brands Inc	3,321,271
19,322	Lear Corp	2,141,264
73,538	Macy’s Inc	4,773,352
36,982	Mohawk Industries Inc(b)	6,869,406
142,300	Newell Rubbermaid Inc	5,559,661
355	NVR Inc(b)	471,674
125,055	PulteGroup Inc	2,779,973
10,690	Ralph Lauren Corp	1,405,735
12,601	Royal Caribbean Cruises Ltd	1,031,392
118,815	Southwest Airlines Co	5,263,505
13,566	Toll Brothers Inc(b)	533,686
63,761	VF Corp	4,801,841
12,031	Watsco Inc	1,512,297
10,381	World Fuel Services Corp	596,700

		77,236,424

Consumer, Non-cyclical — 15.87%
64,660	Alkermes PLC(b)	3,942,320
42,357	AmerisourceBergen Corp	4,814,720
384,012	Boston Scientific Corp(b)	6,816,213
113,246	Cardinal Health Inc	10,222,716
60,574	Cintas Corp	4,944,656
215,808	ConAgra Foods Inc	7,883,466
25,821	CR Bard Inc	4,321,144

Shares		Fair Value

Consumer, Non-cyclical — (continued)
85,490	DENTSPLY International Inc	$4,350,586
52,789	Health Net Inc(b)	3,193,207
176,955	Hologic Inc(b)	5,843,939
47,209	Hospira Inc(b)	4,146,839
12,297	Humana Inc	2,189,112
27,328	Isis Pharmaceuticals Inc(b)	1,739,974
59,147	Kroger Co	4,534,209
3,163	Lancaster Colony Corp	301,023
26,135	Perrigo Co PLC	4,326,649
37,316	Pilgrim’s Pride Corp(a)	842,968
40,870	Pinnacle Foods Inc	1,667,905
75,649	Quintiles Transnational Holdings Inc(b)	5,066,214
35,675	RR Donnelley & Sons Co	684,603
57,843	Seattle Genetics Inc(a)(b)	2,044,750
93,892	SEI Investments Co	4,139,698
88,510	St Jude Medical Inc	5,788,554
12,943	United Therapeutics Corp(b)	2,231,826
18,742	Whole Foods Market Inc	976,083
19,422	Zimmer Holdings Inc	2,282,474

		99,295,848

Energy — 5.13%
120,675	Cameron International Corp(b)	5,444,856
64,864	CVR Energy Inc(a)	2,760,612
143,171	HollyFrontier Corp	5,765,496
25,275	Oceaneering International Inc	1,363,081
42,194	Oil States International Inc(b)	1,678,055
91,697	PBF Energy Inc Class A	3,110,362
78,482	Superior Energy Services Inc	1,753,288
66,739	Tesoro Corp	6,092,603
84,101	Western Refining Inc	4,153,749

		32,122,102

Financial — 30.18%
21,881	Affiliated Managers Group Inc(b)	4,699,601
133,055	Allied World Assurance Co Holdings AG	5,375,422
22,266	Ally Financial Inc(b)	467,141
179,955	American Capital Agency Corp REIT	3,838,440
5,421	American Financial Group Inc	347,757
58,032	Ameriprise Financial Inc	7,592,907
98,992	Aspen Insurance Holdings Ltd	4,675,392
49,110	Assurant Inc	3,015,845
208,897	Assured Guaranty Ltd	5,512,792
5,097	Bank of Hawaii Corp	311,987
15,659	Boston Properties Inc REIT	2,199,776
42,261	Brandywine Realty Trust REIT	675,331
251,318	CBL & Associates Properties Inc REIT	4,976,096
27,473	CBOE Holdings Inc	1,577,088
3,020	City National Corp	269,022
29,329	Columbia Property Trust Inc REIT	792,470
13,248	Comerica Inc	597,882
52,424	Crown Castle International Corp REIT	4,327,077
21,730	Digital Realty Trust Inc REIT	1,433,311

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
67,265	Endurance Specialty Holdings Ltd	$4,112,582
89,210	Equity LifeStyle Properties Inc REIT	4,902,089
15,727	Essex Property Trust Inc REIT	3,615,637
27,293	Extra Space Storage Inc REIT	1,844,188
40,592	First Horizon National Corp	580,060
7,805	HCC Insurance Holdings Inc	442,309
19,349	Health Care Inc REIT	1,496,839
73,939	Home Properties Inc REIT	5,123,233
175,228	Hospitality Properties Trust REIT	5,780,772
340,959	Host Hotels & Resorts Inc REIT	6,880,553
68,979	Invesco Ltd	2,737,776
67,096	Iron Mountain Inc REIT	2,447,662
496,250	KeyCorp	7,026,900
80,574	Lamar Advertising Co REIT Class A	4,775,621
20,653	LaSalle Hotel Properties REIT	802,576
36,957	Legg Mason Inc	2,040,026
79,562	Lincoln National Corp	4,571,633
14,571	Mid-America Apartment Communities Inc REIT	1,125,901
106,975	NASDAQ OMX Group Inc	5,449,306
153,264	Navient Corp	3,115,857
95,936	Outfront Media Inc REIT	2,870,405
62,227	PacWest Bancorp	2,917,824
52,817	Post Properties Inc REIT	3,006,872
260,739	Progressive Corp	7,092,101
198,710	Prologis Inc REIT	8,655,808
72,951	Regions Financial Corp	689,387
58,894	Reinsurance Group of America Inc	5,488,332
43,099	Senior Housing Properties Trust REIT	956,367
140,223	SunTrust Banks Inc	5,761,763
20,329	Synchrony Financial(b)	616,985
11,676	Synovus Financial Corp	327,045
12,493	Targa Resources Corp	1,196,704
33,305	Torchmark Corp	1,829,111
9,275	Validus Holdings Ltd	390,477
8,789	Ventas Inc REIT	641,773
24,200	Voya Financial Inc	1,043,262
157,775	Weingarten Realty Investors REIT	5,676,744
301,492	WP GLIMCHER Inc REIT	5,013,812
110,517	WR Berkley Corp	5,582,214
126,671	XL Group PLC	4,661,493
105,435	Zions Bancorporation	2,846,745

		188,822,081

Industrial — 7.37%
50,753	Armstrong World Industries Inc(b)	2,916,775
32,185	Ball Corp	2,273,549
262,658	Flextronics International Ltd(b)	3,329,190
114,235	Garmin Ltd	5,428,447
5,343	Hubbell Inc Class B	585,700
116,269	Ingersoll-Rand PLC Class A(b)	7,915,594
20,801	Lincoln Electric Holdings Inc	1,360,177
19,709	Masco Corp	526,230
44,246	Owens Corning	1,920,276

Shares		Fair Value

Industrial — (continued)
3,696	Regal-Beloit Corp	$295,384
43,674	Republic Services Inc	1,771,418
62,180	Rock-Tenn Co Class A	4,010,610
9,669	Roper Industries Inc	1,663,068
7,846	Ryder System Inc	744,507
75,464	Stanley Black & Decker Inc	7,196,247
96,365	Tyco International PLC	4,149,477

		46,086,649

Technology — 7.85%
38,567	Advent Software Inc	1,701,190
6,100	Amdocs Ltd	331,840
3,784	Autodesk Inc(b)	221,894
117,178	Broadcom Corp Class A	5,073,222
278,944	Brocade Communications Systems Inc	3,309,671
112,724	CA Inc	3,675,930
76,375	Citrix Systems Inc(b)	4,878,071
59,651	Fiserv Inc(b)	4,736,289
9,014	Intuit Inc	873,997
160,925	NetApp Inc	5,706,401
167,085	Nuance Communications Inc(b)	2,397,670
4,631	SanDisk Corp	294,624
91,223	Western Digital Corp	8,302,205
591,151	Xerox Corp	7,596,290

		49,099,294

Utilities — 9.84%
257,052	AES Corp	3,303,118
103,740	American Water Works Co Inc	5,623,745
25,580	Atmos Energy Corp	1,414,574
22,582	Calpine Corp(b)	516,450
296,464	CenterPoint Energy Inc	6,050,830
51,804	Cleco Corp	2,824,354
138,422	Edison International	8,647,222
96,609	Entergy Corp	7,486,232
34,532	Great Plains Energy Inc	921,314
8,941	Pinnacle West Capital Corp	569,989
205,874	PPL Corp	6,929,719
211,364	Public Service Enterprise Group Inc	8,860,379
162,911	UGI Corp	5,309,270
13,137	Vectren Corp	579,867
72,585	Xcel Energy Inc	2,526,684

		61,563,747

TOTAL COMMON STOCK — 97.11% (Cost $565,295,379)		$607,494,455

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
Repurchase Agreements — 1.23%
$385,365	Undivided interest of 2.43% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $385,365 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(c)	$385,365

1,830,589	Undivided interest of 2.43% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $1,830,589 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(c)	1,830,589

1,830,590	Undivided interest of 2.43% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $1,830,590 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(c)	1,830,590

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,830,590	Undivided interest of 25.44% in a repurchase agreement (principal amount/value $7,195,765 with a maturity value of $7,195,787) with TD Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $1,830,590 on 4/1/15 collateralized by U.S. Treasury securities, 0.00% - 7.50%, 8/31/15 - 2/15/44, with a value of $7,339,680.(c)	$1,830,590

1,830,590	Undivided interest of 3.43% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $1,830,590 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(c)	1,830,590

TOTAL SHORT TERM INVESTMENTS — 1.23% (Cost $7,707,724)		$7,707,724

TOTAL INVESTMENTS — 98.34% (Cost $573,003,103)		$615,202,179

OTHER ASSETS & LIABILITIES, NET — 1.66%		$10,384,466

TOTAL NET ASSETS — 100.00%		$625,586,645

(a)	All or a portion of the security is on loan at March 31, 2015.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	70	USD	$10,638,600	June 2015	$86,480

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	607,494,455	$	—	$	—	$	607,494,455
Short Term Investments		—		7,707,724		—		7,707,724

Total investments, at fair value		607,494,455		7,707,724		0		615,202,179
Other Financial Investments:
Futures Contracts (a)		86,480		—		—		86,480

Total Assets	$	607,580,935	$	7,707,724	$	0	$	615,288,659

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	573,864,662

Gross unrealized appreciation on investments		52,849,194
Gross unrealized depreciation on investments		(11,511,677)

Net unrealized appreciation on investments	$	41,337,517

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

March 31, 2015

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 53 futures contracts for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $7,481,083 and received collateral of $7,707,724 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 6.43%
17,113	Air Liquide SA(a)	$2,203,109
7,000	Air Water Inc(a)	125,005
12,120	Akzo Nobel NV(a)	916,385
116,097	Alumina Ltd(a)	141,280
69,593	Anglo American PLC(a)	1,038,851
20,355	Antofagasta PLC(a)	220,055
48,695	ArcelorMittal(a)	456,883
3,133	Arkema SA(a)	248,120
63,000	Asahi Kasei Corp(a)	601,626
46,101	BASF SE(a)(b)	4,563,777
161,277	BHP Billiton Ltd(a)	3,748,725
104,874	BHP Billiton PLC(a)	2,300,702
12,912	Boliden AB(a)	255,781
7,801	Brenntag AG(a)	466,066
6,358	Croda International PLC(a)	257,773
14,000	Daicel Corp(a)	166,873
426	EMS-Chemie Holding AG(a)	173,228
72,016	Fortescue Metals Group Ltd(a)(c)	106,605
10,560	Fresnillo PLC(a)	106,565
3,553	Fuchs Petrolub SE(a)	141,716
476	Givaudan SA(a)	859,964
554,262	Glencore PLC(a)	2,340,145
5,700	Hitachi Chemical Co Ltd(a)(b)	121,715
10,000	Hitachi Metals Ltd(a)	153,266
19,113	Iluka Resources Ltd(a)	123,201
84,669	Incitec Pivot Ltd(a)	261,521
22,449	Israel Chemicals Ltd(a)	159,439
25,700	JFE Holdings Inc(a)	567,279
10,296	Johnson Matthey PLC(a)	515,709
8,900	JSR Corp(a)	154,123
8,025	K+S AG(a)	261,470
16,000	Kaneka Corp(a)	112,489
12,000	Kansai Paint Co Ltd(a)	218,397
170,000	Kobe Steel Ltd(a)	313,551
8,694	Koninklijke DSM NV(a)	484,553
16,200	Kuraray Co Ltd(a)	219,344
5,137	LANXESS AG(a)	273,210
9,232	Linde AG(a)	1,877,313
2,696	Lonza Group AG(a)	335,647
72,800	Mitsubishi Chemical Holdings Corp(a)	422,609
20,000	Mitsubishi Gas Chemical Co Inc(a)	98,426
64,000	Mitsubishi Materials Corp(a)	215,056
42,000	Mitsui Chemicals Inc(a)	134,685
38,321	Newcrest Mining Ltd(a)(b)	386,487
7,000	Nippon Paint Holdings Co Ltd(a)	255,897
379,740	Nippon Steel & Sumitomo Metal Corp(a)	954,820
7,500	Nitto Denko Corp(a)	500,805
66,464	Norsk Hydro ASA(a)	349,357
12,037	Novozymes A/S Class B(a)	549,477
3,717	OCI(a)(b)	115,031
40,000	Oji Holdings Corp(a)	163,662
4,458	Randgold Resources Ltd(a)	308,972
21,744	Rio Tinto Ltd(a)	942,167
63,133	Rio Tinto PLC(a)	2,602,926
20,400	Shin-Etsu Chemical Co Ltd(a)	1,331,877
2,997	Solvay SA(a)	433,215
26,558	Stora Enso OYJ Class R(a)	273,069

Shares		Fair Value

Basic Materials — (continued)
76,000	Sumitomo Chemical Co Ltd(a)	$390,066
26,000	Sumitomo Metal Mining Co Ltd(a)	380,009
6,235	Symrise AG(a)	393,138
4,622	Syngenta AG(a)	1,570,226
8,000	Taiyo Nippon Sanso Corp(a)(b)(c)	108,862
50,000	Teijin Ltd(a)	169,640
22,747	ThyssenKrupp AG(a)	595,519
26,824	UPM-Kymmene OYJ(a)	521,106
5,378	Voestalpine AG(a)	196,727
1,300	Yamato Kogyo Co Ltd(a)	31,335
8,893	Yara International ASA(a)	451,524

		42,438,151

Communications — 7.23%
141,795	Alcatel-Lucent(a)(b)	533,071
4,400	Altice SA(b)	477,130
2,152	Axel Springer SE(a)	127,014
7,099	Belgacom SA(a)	248,381
91,473	Bezeq The Israeli Telecommunication Corp Ltd(a)	170,336
50,237	British Sky Broadcasting Group PLC(a)	738,711
403,969	BT Group PLC(a)	2,624,617
10,700	Dentsu Inc(a)	457,731
157,546	Deutsche Telekom AG(a)	2,881,571
6,755	Elisa OYJ(a)	169,641
7,915	Eutelsat Communications SA(a)	262,549
10,600	Hakuhodo DY Holdings Inc(a)	112,692
600	Hikari Tsushin Inc(a)	38,859
123,900	HKT Trust & HKT Ltd	159,657
1,330	Iliad SA	310,756
20,866	Inmarsat PLC(a)	285,596
186,781	ITV PLC(a)	699,037
3,579	JCDecaux SA(a)	120,519
1,003	Kabel Deutschland Holding AG(a)(b)	130,197
6,200	Kakaku.com Inc(a)	102,881
87,000	KDDI Corp(a)(d)	1,965,550
161,185	Koninklijke KPN NV(a)	546,359
5,838	Lagardere SCA(a)	175,463
10,100	M3 Inc(a)	214,270
3,146	Millicom International Cellular SA(a)	227,485
1,600	Mixi Inc(a)	64,679
3,361	NICE-Systems Ltd(a)	205,151
18,700	Nippon Telegraph & Telephone Corp(a)	1,154,370
186,336	Nokia OYJ(a)(b)	1,420,761
76,100	NTT DOCOMO Inc(a)	1,329,925
4,671	Numericable-SFR(b)	254,840
92,209	Orange SA(a)	1,480,830
194,000	PCCW Ltd(a)	118,549
42,208	Pearson PLC(a)	907,841
11,012	ProSiebenSat.1 Media AG(a)	538,627
9,333	Publicis Groupe SA(a)	720,100
40,000	Rakuten Inc(a)	704,326
34,954	Reed Elsevier NV(a)	870,966
1,831	RTL Group SA(a)	176,069
10,840	SBI Holdings Inc(a)	131,222

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Communications — (continued)
16,538	Seek Ltd(a)	$214,427
15,264	SES SA(a)	541,110
75,000	Singapore Press Holdings Ltd(a)(b)	228,942
397,000	Singapore Telecommunications Ltd(a)	1,266,842
47,700	SoftBank Corp(a)(d)	2,778,022
93,739	Spark New Zealand Ltd(a)	208,472
27,000	StarHub Ltd(a)	85,597
1,168	Swisscom AG(a)	677,312
39,330	TDC A/S(a)	281,798
15,869	Tele2 AB Class B(a)	189,806
305,605	Telecom Italia RNC(a)	287,364
507,607	Telecom Italia SpA(a)(b)(c)	594,356
151,227	Telefonaktiebolaget LM Ericsson Class B(a)	1,898,646
31,222	Telefonica Deutschland Holding AG(a)	179,539
208,971	Telefonica SA(a)	2,973,543
2,290	Telenet Group Holding NV(a)(b)	126,008
37,520	Telenor ASA(a)	757,168
134,219	TeliaSonera AB(a)	852,920
217,086	Telstra Corp Ltd(a)	1,042,111
15,626	TPG Telecom Ltd(a)	108,482
6,100	Trend Micro Inc(a)	200,998
6,301	United Internet AG(a)	285,996
60,385	Vivendi SA(a)	1,499,220
1,330,267	Vodafone Group PLC(a)	4,352,061
14,924	Wolters Kluwer NV(a)(b)	487,336
65,566	WPP PLC(a)	1,488,065
69,200	Yahoo Japan Corp(a)(c)	285,428

		47,749,898

Consumer, Cyclical — 12.25%
1,500	ABC-Mart Inc(a)	87,728
10,456	Accor SA(a)	545,237
10,805	Adidas AG(a)(b)	853,195
33,200	Aeon Co Ltd(a)(c)	364,185
10,400	Aisin Seiki Co Ltd(a)	377,055
56,000	ANA Holdings Inc(a)(c)	149,921
8,300	Asics Corp(a)	225,863
8,700	Bandai Namco Holdings Inc(a)	169,337
16,454	Bayerische Motoren Werke AG(a)	2,049,093
32,400	Bridgestone Corp(a)	1,297,294
22,292	Burberry Group PLC(a)	572,137
8,873	Carnival PLC(a)	433,761
59,000	Cathay Pacific Airways Ltd	136,529
2,868	Christian Dior SE(a)	539,806
25,920	Cie Financiere Richemont SA(a)	2,082,695
9,317	Cie Generale des Etablissements Michelin(a)	926,525
11,700	Citizen Holdings Co Ltd(a)(c)	89,674
20,000	City Developments Ltd(a)	146,594
83,479	Compass Group PLC(a)	1,447,891
5,480	Continental AG(a)	1,290,516
18,854	Crown Resorts Ltd(a)	191,367
8,700	Daihatsu Motor Co Ltd(a)(c)	133,072
48,307	Daimler AG(a)(c)	4,639,131
29,100	Daiwa House Industry Co Ltd(a)	573,569
24,200	Denso Corp(a)	1,103,165

Shares		Fair Value

Consumer, Cyclical — (continued)
11,188	Deutsche Lufthansa AG(a)	$156,661
48,853	Dixons Carphone PLC(a)(b)	298,703
3,000	Don Quijote Holdings Co Ltd(a)	243,865
7,588	Easy Jet PLC(a)(b)	211,072
12,910	Electrolux AB Class B(a)	368,818
2,500	FamilyMart Co Ltd(a)	104,746
2,600	Fast Retailing Co Ltd(a)	1,005,311
45,182	Fiat Chrysler Automobiles NV(a)(b)	733,485
2,598	Flight Centre Travel Group Ltd(a)	78,194
29,300	Fuji Heavy Industries Ltd(a)	972,650
113,000	Galaxy Entertainment Group Ltd(a)	513,059
284,000	Genting Singapore PLC(a)	189,891
80,988	GKN PLC(a)	429,469
30,758	Harvey Norman Holdings Ltd(a)(b)	103,963
47,167	Hennes & Mauritz AB Class B(a)	1,911,100
1,302	Hermes International(a)	459,714
13,200	Hino Motors Ltd(a)	187,818
3,200	Hitachi High-Technologies Corp(a)	97,384
80,900	Honda Motor Co Ltd(a)(d)	2,640,814
3,334	Hugo Boss AG(a)(b)	405,052
7,856	Iida Group Holdings Co Ltd(a)(b)	97,733
54,248	Inditex SA(a)	1,741,662
11,893	InterContinental Hotels Group PLC(a)	463,692
41,347	International Consolidated Airlines Group SA(a)(b)	370,463
17,400	Isetan Mitsukoshi Holdings Ltd(a)(c)	287,496
28,500	Isuzu Motors Ltd(a)	378,123
81,400	ITOCHU Corp(a)	880,901
11,000	J Front Retailing Co Ltd(a)	172,685
6,200	Japan Airlines Co Ltd(a)	192,865
5,000	Jardine Cycle & Carriage Ltd(a)	149,345
9,100	JTEKT Corp(a)	141,882
3,683	Kering(a)	718,988
118,862	Kingfisher PLC(a)	670,449
5,100	Koito Manufacturing Co Ltd(a)	153,351
3,300	Lawson Inc(a)	228,756
282,000	Li & Fung Ltd	275,356
8,223	Luxottica Group SpA(a)	520,807
13,867	LVMH Moet Hennessy Louis Vuitton SE(a)	2,440,348
79,932	Marks & Spencer Group PLC(a)	631,578
81,000	Marubeni Corp(a)	468,301
12,800	Marui Group Co Ltd(a)	145,046
27,100	Mazda Motor Corp(a)	549,096
2,700	McDonald’s Holdings Co Japan Ltd(a)(c)	59,836
26,648	Merlin Entertainments PLC(a)(e)	174,441
40,800	MGM China Holdings Ltd(a)	76,654
68,800	Mitsubishi Corp(a)(d)	1,382,456
6,000	Mitsubishi Logistics Corp(a)(b)	93,380
30,800	Mitsubishi Motors Corp(a)	277,716
85,100	Mitsui & Co Ltd(a)	1,139,675
7,668	Next PLC(a)	796,889
13,000	NGK Insulators Ltd(a)	276,985
8,300	NGK Spark Plug Co Ltd(a)	222,805
7,300	NHK Spring Co Ltd(a)	75,943
5,300	Nintendo Co Ltd(a)	777,642
124,000	Nissan Motor Co Ltd(a)	1,261,149
3,900	Nitori Holdings Co Ltd(a)	264,005

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
4,800	NOK Corp(a)	$144,324
5,974	Nokian Renkaat OYJ(a)	178,035
10,000	Oriental Land Co Ltd(a)	757,181
110,000	Panasonic Corp(a)	1,444,525
5,666	Pandora A/S(a)(c)	515,862
15,508	Persimmon PLC(a)	381,939
18,541	Peugeot SA(a)(b)	309,923
11,635	Pirelli & C SpA(a)	192,590
7,468	Porsche Automobil Holding SE(a)	731,326
20,254	Qantas Airways Ltd(a)(b)	48,041
9,899	Renault SA(a)	899,123
14,271	Rexel SA(a)	269,090
117,600	Sands China Ltd(a)	486,304
2,100	Sankyo Co Ltd(a)	74,585
2,900	Sanrio Co Ltd(a)(c)	77,467
9,900	Sega Sammy Holdings Inc(a)	144,248
21,000	Sekisui Chemical Co Ltd(a)	272,475
27,300	Sekisui House Ltd(a)	396,397
62,000	Shangri-La Asia Ltd(a)	85,148
79,000	Sharp Corp(a)(b)(c)	154,737
1,200	Shimamura Co Ltd(a)	111,145
4,100	Shimano Inc(a)	609,269
26,000	Singapore Airlines Ltd(a)(b)	226,370
88,000	SJM Holdings Ltd(a)	114,934
4,868	Sodexo(a)	474,790
58,400	Sony Corp(a)(b)(d)	1,561,827
12,968	Sports Direct International PLC(a)(b)	116,452
7,500	Stanley Electric Co Ltd(a)	169,292
56,500	Sumitomo Corp(a)	602,909
38,000	Sumitomo Electric Industries Ltd(a)	498,121
8,100	Sumitomo Rubber Industries Ltd(a)	149,310
17,800	Suzuki Motor Corp(a)	534,609
4,062	Swatch Group AG(a)	849,089
48,670	Tabcorp Holdings Ltd(a)	175,358
14,000	Takashimaya Co Ltd(a)(b)	137,531
71,682	Tatts Group Ltd(a)	216,865
5,500	Toho Co Ltd(a)	134,479
72,000	Toray Industries Inc(a)	602,639
3,800	Toyoda Gosei Co Ltd(a)(b)	84,828
8,200	Toyota Industries Corp(a)	469,015
136,800	Toyota Motor Corp(a)(d)	9,549,150
10,400	Toyota Tsusho Corp(a)	275,159
12,520	Travis Perkins PLC(a)	361,304
22,391	TUI AG(a)	392,497
10,200	USS Co Ltd(a)	176,252
3,798	Valeo SA(a)	566,489
1,591	Volkswagen AG(a)	409,080
76,662	Volvo AB Class B(a)	927,781
8,844	Whitbread PLC(a)	686,078
42,994	William Hill PLC(a)	236,027
12,949	Wolseley PLC(a)	765,149
80,400	Wynn Macau Ltd(a)	173,754
38,900	Yamada Denki Co Ltd(a)(c)	160,188
8,900	Yamaha Corp(a)	155,415
13,400	Yamaha Motor Co Ltd(a)	322,815
11,000	Yokohama Rubber Co Ltd(a)	113,389

Shares		Fair Value

Consumer, Cyclical — (continued)
35,000	Yue Yuen Industrial Holdings Ltd(a)	$123,845

		80,892,132

Consumer, Non-cyclical — 23.42%
19,891	Abertis Infraestructuras SA(a)	359,520
5,153	Actelion Ltd(a)	594,314
8,537	Adecco SA(a)	709,625
12,104	Aggreko PLC(a)	273,618
28,000	Ajinomoto Co Inc(a)	614,276
8,400	Alfresa Holdings Corp(a)(b)	118,367
40,324	Anheuser-Busch InBev NV(a)	4,926,178
4,716	Aryzta AG(a)	289,104
19,400	Asahi Group Holdings Ltd(a)	615,144
25,437	Ashtead Group PLC(a)	407,575
18,380	Associated British Foods PLC(a)	766,780
106,800	Astellas Pharma Inc(a)(d)	1,749,907
63,394	AstraZeneca PLC(a)	4,349,510
20,765	Atlantia SpA(a)	545,294
11,379	Babcock International Group PLC(a)	165,910
118	Barry Callebaut AG(a)	115,209
41,431	Bayer AG(a)	6,198,711
5,083	Beiersdorf AG(a)	440,743
2,800	Benesse Holdings Inc(a)	88,083
76,160	Brambles Ltd(a)	666,034
93,437	British American Tobacco PLC(a)	4,837,831
16,837	Bunzl PLC(a)	456,225
11,070	Bureau Veritas SA(a)	237,503
3,600	Calbee Inc(a)	156,284
32,236	Capita PLC(a)	532,407
5,405	Carlsberg A/S Class B(a)(c)	445,677
27,488	Carrefour SA(a)	918,287
2,659	Casino Guichard Perrachon SA(a)	235,443
2,847	Celesio AG(a)	84,071
11,400	Chugai Pharmaceutical Co Ltd(a)	359,795
26,796	Coca-Cola Amatil Ltd(a)	219,388
9,429	Coca-Cola HBC AG(a)	169,682
2,954	Cochlear Ltd(a)	203,078
5,596	Coloplast A/S Class B(a)	422,751
3,682	Colruyt SA(a)	160,250
23,598	CSL Ltd(a)	1,650,971
26,000	Dai Nippon Printing Co Ltd(a)	252,542
31,300	Daiichi Sankyo Co Ltd(a)(c)	497,385
28,789	Danone SA(a)	1,940,597
5,189	Delhaize Group SA(a)	466,178
126,329	Diageo PLC(a)	3,490,064
31,001	Distribuidora Internacional de Alimentacion SA(a)	241,930
10,258	Edenred(a)	255,935
12,700	Eisai Co Ltd(a)	903,324
19,049	Elekta AB Class B(c)	171,310
10,182	Essilor International SA(a)	1,169,043
48,315	Experian PLC(a)	799,039
113,500	First Pacific Co Ltd	113,315
11,204	Fresenius Medical Care AG & Co(a)(b)	931,292
18,873	Fresenius SE(a)	1,125,138
75,099	G4S PLC(a)	329,078

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
9,789	Getinge AB Class B(a)	$241,874
243,585	GlaxoSmithKline PLC(a)	5,605,474
376,000	Golden Agri-Resources Ltd(a)	116,357
7,439	Grifols SA(a)	318,750
48,572	Healthscope Ltd(a)(b)	112,922
5,442	Heineken Holding NV(a)	374,487
11,856	Heineken NV(a)	904,925
5,868	Henkel AG & Co KGaA(a)	605,533
3,600	Hisamitsu Pharmaceutical Co Inc(a)	147,856
258,000	Hutchison Port Holdings Trust(a)	179,092
4,081	ICA Gruppen AB(a)	136,792
47,529	Imperial Tobacco Group PLC(a)	2,084,207
7,799	Intertek Group PLC(a)	288,764
6,965	ISS A/S(a)(b)	219,536
59,025	J Sainsbury PLC(a)	226,415
54,700	Japan Tobacco Inc(a)(d)	1,729,333
12,442	Jeronimo Martins SGPS SA(a)	156,567
25,700	Kao Corp(a)	1,283,305
7,944	Kerry Group PLC Class A	533,859
7,000	Kikkoman Corp(a)	221,965
41,200	Kirin Holdings Co Ltd(a)	540,390
44,699	Koninklijke Ahold NV(a)	880,829
11,000	Kyowa Hakko Kirin Co Ltd(a)	143,383
12,482	L’Oreal SA(a)	2,299,059
54	Lindt & Spruengli AG(a)	578,582
5,800	Medipal Holdings Corp(a)	75,598
3,000	MEIJI Holdings Co Ltd(a)	365,429
6,321	Merck KGaA(a)	707,430
7,540	Metro AG(a)	255,528
2,500	Miraca Holdings Inc(a)	114,932
11,600	Mitsubishi Tanabe Pharma Corp(a)	199,002
161,165	Nestle SA(a)	12,136,118
8,000	NH Foods Ltd(a)	184,349
10,725	Nisshin Seifun Group Inc(a)	126,235
2,700	Nissin Foods Holdings Co Ltd(a)	132,694
114,987	Novartis AG(a)	11,349,273
100,691	Novo Nordisk A/S Class B(a)	5,375,267
11,500	Olympus Corp(a)(b)	426,369
4,200	Ono Pharmaceutical Co Ltd(a)	473,945
4,660	Orion OYJ Class B(a)(c)	131,354
40,530	Orkla ASA(a)	305,893
19,600	Otsuka Holdings Co Ltd(a)	613,160
5,500	Park24 Co Ltd(a)	112,529
10,574	Pernod Ricard SA(a)	1,250,283
11,808	Qiagen NV(a)(b)	296,314
6,381	Ramsay Health Care Ltd(a)	325,786
6,154	Randstad Holding NV(a)	373,054
32,247	Reckitt Benckiser Group PLC(a)	2,769,708
6,900	Recruit Holdings Co Ltd(a)	215,290
55,673	Reed Elsevier PLC(a)	956,630
980	Remy Cointreau SA(a)	72,176
35,142	Roche Holding AG(a)	9,656,744
16,729	Ryman Healthcare Ltd(a)	97,902
48,000	SABMiller PLC(a)(b)	2,513,959
59,850	Sanofi(a)	5,910,706
19,000	Santen Pharmaceutical Co Ltd(a)	277,131
10,500	Secom Co Ltd(a)	700,353
15,409	Securitas AB Class B(a)	221,218
37,500	Seven & i Holdings Co Ltd(a)(d)	1,575,873

Shares		Fair Value

Consumer, Non-cyclical — (continued)
267	SGS SA(a)	$509,067
13,000	Shimadzu Corp(a)	144,780
15,100	Shionogi & Co Ltd(a)	502,687
29,278	Shire PLC(a)	2,331,948
17,100	Shiseido Co Ltd(a)(c)	303,355
43,441	Smith & Nephew PLC(a)	740,086
1,353	Societe BIC SA	192,762
19,414	Sonic Healthcare Ltd(a)	301,614
2,651	Sonova Holding AG(a)	367,833
7,400	Sumitomo Dainippon Pharma Co Ltd(a)(c)	87,647
7,200	Suntory Beverage & Food Ltd(a)	308,298
3,960	Suzuken Co Ltd(a)	120,705
28,580	Svenska Cellulosa AB SCA Class B(a)	656,736
9,551	Swedish Match AB(a)	280,825
7,400	Sysmex Corp(a)	410,307
1,700	Taisho Pharmaceutical Holdings Co Ltd(a)	126,314
39,200	Takeda Pharmaceutical Co Ltd(a)(c)(d)	1,956,782
23,877	Tate & Lyle PLC	211,451
14,600	Terumo Corp(a)	384,607
404,305	Tesco PLC(a)	1,442,885
43,439	Teva Pharmaceutical Industries Ltd(a)	2,714,819
28,000	Toppan Printing Co Ltd(a)	215,385
4,000	Toyo Suisan Kaisha Ltd(a)	140,729
90,742	Transurban Group(a)	657,051
30,724	Treasury Wine Estates Ltd(a)	119,375
6,359	UCB SA(a)	459,379
19,700	Unicharm Corp(a)	515,746
80,781	Unilever NV(a)	3,375,628
63,686	Unilever PLC(a)	2,656,245
55,812	Wesfarmers Ltd(a)	1,863,779
158,000	WH Group Ltd(a)(b)(e)	89,746
910	William Demant Holding A/S(b)	77,267
99,000	Wilmar International Ltd(a)	235,024
102,346	WM Morrison Supermarkets PLC(a)	292,346
62,657	Woolworths Ltd(a)	1,403,140
4,300	Yakult Honsha Co Ltd(a)	299,549
6,000	Yamazaki Baking Co Ltd(a)(b)	108,110

		154,602,210

Diversified — 0.64%
42,806	Bollore SA(a)(b)	228,079
9,246	GEA Group AG(a)(b)	444,466
106,000	Hutchison Whampoa Ltd(a)	1,469,251
7,414	Industrivarden AB Class C(a)(b)	139,106
73,300	Keppel Corp Ltd(a)	480,265
228,000	Noble Group Ltd(a)	152,723
79,000	NWS Holdings Ltd(a)	131,582
32,000	Swire Pacific Ltd(a)	435,599
1,650	Wendel SA(a)	196,671
76,300	Wharf Holdings Ltd(a)	532,639

		4,210,381

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Energy — 5.00%
18,596	AMEC PLC(a)	$248,613
53,305	APA Group(a)	366,637
169,356	BG Group PLC(a)	2,078,371
913,716	BP PLC(a)	5,922,153
6,083	Caltex Australia Ltd(a)	161,439
126,333	Eni SpA(a)	2,186,581
17,835	Galp Energia SGPS SA(a)	192,872
4,100	Idemitsu Kosan Co Ltd(a)	71,406
42,900	Inpex Corp(a)	472,706
110,400	JX Holdings Inc(a)	424,781
3,427	Koninklijke Vopak NV(a)	189,125
9,916	Lundin Petroleum AB(a)(b)	135,678
5,921	Neste Oil OYJ(a)	155,366
7,239	OMV AG(a)	198,576
12,159	Petrofac Ltd(a)	171,086
53,535	Repsol SA(a)	996,569
195,900	Royal Dutch Shell PLC Class A(a)	5,824,020
122,579	Royal Dutch Shell PLC Class B(a)	3,817,448
13,282	Saipem SpA(a)(b)(c)	135,104
47,851	Santos Ltd(a)	258,845
18,458	Seadrill Ltd ADR(a)(c)	172,833
10,500	Showa Shell Sekiyu KK(a)	95,903
55,687	Statoil ASA(a)	984,625
13,207	Subsea 7 SA(a)	113,411
5,564	Technip SA(a)	336,553
13,000	TonenGeneral Sekiyu KK(a)	112,113
107,288	Total SA(a)	5,332,945
16,853	Transocean Ltd(a)(c)	242,799
42,270	Tullow Oil PLC(a)	177,141
11,089	Vestas Wind Systems A/S(a)	457,210
36,980	Woodside Petroleum Ltd(a)	968,836

		33,001,745

Financial — 25.15%
47,261	3i Group PLC(a)	337,624
45,844	Aberdeen Asset Management PLC(a)	311,821
16,900	Acom Co Ltd(a)(b)(c)	58,604
9,959	Admiral Group PLC(a)	225,350
91,398	Aegon NV(a)	721,645
5,700	AEON Financial Service Co Ltd(a)(c)	143,789
4,710	Aeon Mall Co Ltd(a)	93,273
11,101	Ageas(a)	398,663
605,400	AIA Group Ltd(a)	3,800,995
22,963	Allianz SE(a)	3,986,742
143,947	AMP Ltd(a)	702,584
59,000	Aozora Bank Ltd(a)	209,129
106,000	Ascendas REIT(a)	199,941
58,172	Assicurazioni Generali SpA(a)	1,143,783
9,383	ASX Ltd(a)	295,202
138,511	Australia & New Zealand Banking Group Ltd(a)	3,853,400
146,890	Aviva PLC(a)	1,174,450
90,199	AXA SA(a)	2,270,226
2,306	Baloise Holding AG(a)	304,754
201,818	Banca Monte dei Paschi di Siena SpA(a)(b)(c)	133,944

Shares		Fair Value

Financial — (continued)
313,787	Banco Bilbao Vizcaya Argentaria SA(a)	$3,169,085
1,406,070	Banco Comercial Portugues SA(a)(b)	144,565
181,632	Banco de Sabadell SA(a)	443,790
106,001	Banco Espirito Santo SA(a)(b)	731
17,194	Banco Popolare SC(a)(b)	267,660
90,579	Banco Popular Espanol SA(a)	443,034
706,056	Banco Santander SA(a)(b)	5,292,845
52,812	Bank Hapoalim BM(a)	253,939
68,072	Bank Leumi Le-Israel BM(a)(b)	252,429
62,400	Bank of East Asia Ltd(a)	248,570
1,343,852	Bank of Ireland(a)(b)	512,742
16,000	Bank of Kyoto Ltd(a)	167,695
16,709	Bank of Queensland Ltd(a)	175,090
55,000	Bank of Yokohama Ltd(a)	322,115
233,842	Bankia SA(a)(b)	325,886
34,433	Bankinter SA(a)	262,528
827,678	Barclays PLC(a)	2,986,898
23,011	Bendigo & Adelaide Bank Ltd(a)	219,268
52,549	BNP Paribas SA(a)	3,197,385
185,500	BOC Hong Kong Holdings Ltd(a)	661,579
47,061	British Land Co PLC REIT(a)	579,671
116,195	CaixaBank SA(a)	551,046
110,000	CapitaCommercial Trust REIT(a)	141,593
124,000	CapitaLand Ltd(a)	323,215
125,000	CapitaMall Trust REIT(a)(b)	200,115
38,000	Chiba Bank Ltd(a)(b)	278,504
8,200	Chugoku Bank Ltd(a)	122,443
69,000	CK Hutchison Holdings Ltd(a)(b)	1,409,706
7,700	CNP Assurances(a)	134,955
47,082	Commerzbank AG(a)(b)	646,960
81,254	Commonwealth Bank of Australia(a)	5,763,395
51,656	Credit Agricole SA(a)	759,080
6,800	Credit Saison Co Ltd(a)	121,984
75,910	Credit Suisse Group AG(a)	2,042,279
54,000	Dai-ichi Life Insurance Co Ltd(a)	783,276
3,500	Daito Trust Construction Co Ltd(a)	390,830
81,000	Daiwa Securities Group Inc(a)(c)	637,623
32,758	Danske Bank A/S(a)	863,604
86,000	DBS Group Holdings Ltd(a)	1,275,196
256	Delek Group Ltd(a)	65,883
9,542	Delta Lloyd NV	179,960
17,053	Deutsche Annington Immobilien SE(a)	574,644
68,512	Deutsche Bank AG(a)	2,374,461
9,402	Deutsche Boerse AG(a)	767,284
13,875	Deutsche Wohnen AG(a)	354,876
46,228	Dexus Property Group REIT(a)	266,138
76,011	Direct Line Insurance Group PLC(a)	358,806
50,507	DNB ASA(a)	810,623
14,184	Erste Group Bank AG(a)	348,702
1,886	Eurazeo SA(a)	129,252
5,036	Exor SpA(a)	228,433
74,198	Federation Centres REIT(a)	171,273
1,596	Fonciere Des Regions REIT(a)	158,041
71,601	Friends Life Group Ltd(a)	438,235
36,000	Fukuoka Financial Group Inc(a)	185,129

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
1,476	Gecina SA(a)(b)	$199,630
10,169	Gjensidige Forsikring ASA(a)	175,459
160,000	Global Logistic Properties Ltd(a)	308,815
88,118	Goodman Group REIT(a)	424,301
84,791	GPT Group REIT(a)	294,509
3,887	Groupe Bruxelles Lambert SA(a)	322,267
20,000	Gunma Bank Ltd(a)(c)	135,110
20,000	Hachijuni Bank Ltd(a)(b)	141,023
37,787	Hammerson PLC REIT(a)	371,851
108,000	Hang Lung Properties Ltd(a)	303,426
37,300	Hang Seng Bank Ltd(a)	675,088
2,956	Hannover Rueck SE(a)	305,456
10,728	Hargreaves Lansdown PLC(a)	182,830
49,640	Henderson Land Development Co Ltd(a)	348,724
24,000	Hiroshima Bank Ltd(a)	129,345
65,000	Hokuhoku Financial Group Inc(a)	144,890
55,200	Hong Kong Exchanges & Clearing(a)(b)	1,353,077
960,245	HSBC Holdings PLC(a)	8,181,193
10,300	Hulic Co Ltd(a)(b)	115,731
30,000	Hysan Development Co Ltd(a)	131,499
1,695	ICADE REIT(a)	153,135
27,280	ICAP PLC(a)	212,567
42,648	IMMOFINANZ AG(a)(b)	125,606
191,458	ING Groep NV(a)(b)	2,804,461
114,152	Insurance Australia Group Ltd(a)(b)	528,408
47,204	Intesa Sanpaolo RNC(a)	146,608
641,118	Intesa Sanpaolo SpA(a)	2,175,948
47,183	Intu Properties PLC REIT(a)	243,181
26,146	Investec PLC(a)	216,649
11,670	Investment AB Kinnevik Class B(a)	389,571
23,454	Investor AB Class B(a)	933,629
136	Israel Corp Ltd(a)	47,371
11,000	Iyo Bank Ltd(a)	130,452
13,300	Japan Exchange Group Inc(a)	385,073
37	Japan Prime Realty Investment Corp REIT(a)	127,415
63	Japan Real Estate Investment Corp REIT(a)	296,326
119	Japan Retail Fund Investment Corp REIT(a)	236,463
34,000	Joyo Bank Ltd(a)	174,732
11,798	Julius Baer Group Ltd(a)	589,710
12,201	KBC Groep NV(a)(b)	754,047
36,000	Keppel Land Ltd(a)	116,580
33,000	Kerry Properties Ltd(a)	114,551
8,270	Klepierre REIT(a)	406,106
39,546	Land Securities Group PLC REIT(a)	733,593
295,904	Legal & General Group PLC(a)	1,218,192
112,500	Link REIT(a)	694,033
2,831,625	Lloyds Banking Group PLC(a)	3,281,813
15,563	London Stock Exchange Group PLC(a)	565,794
14,929	Macquarie Group Ltd(a)	867,769
45,059	Mapfre SA(a)	164,515
131,967	Medibank Private Ltd(a)(b)	232,742
30,901	Mediobanca SpA(a)	295,645
186,151	Mirvac Group REIT(a)	284,236

Shares		Fair Value

Financial — (continued)
62,000	Mitsubishi Estate Co Ltd(a)(d)	$1,437,902
640,500	Mitsubishi UFJ Financial Group Inc(a)(d)	3,966,882
24,600	Mitsubishi UFJ Lease & Finance Co Ltd(a)	121,568
47,000	Mitsui Fudosan Co Ltd(a)	1,380,297
5,425	Mizrahi Tefahot Bank Ltd(a)(b)	55,052
1,146,600	Mizuho Financial Group Inc(a)(d)	2,015,124
24,800	MS&AD Insurance Group Holdings Inc(a)	694,302
8,597	Muenchener Rueckversicherungs AG(a)	1,847,335
118,977	National Australia Bank Ltd(a)	3,482,966
47,612	Natixis SA(a)	356,641
258,000	New World Development Co Ltd(a)	299,110
67	Nippon Building Fund Inc REIT(a)	329,139
74	Nippon Prologis REIT Inc(a)	162,901
8,880	NN Group NV(a)(b)	251,745
181,200	Nomura Holdings Inc(a)	1,064,302
6,400	Nomura Real Estate Holdings Inc(a)	115,259
150,990	Nordea Bank AB(a)(b)	1,839,130
99,874	Novion Property Group REIT(a)	190,257
4,400	NTT Urban Development Corp(a)	43,951
253,166	Old Mutual PLC(a)	830,682
68,100	ORIX Corp(a)	956,882
153,179	Oversea-Chinese Banking Corp Ltd(a)	1,179,541
1,445	Pargesa Holding SA(a)	101,410
834	Partners Group Holding AG(a)	248,638
10,353	Platinum Asset Management Ltd(a)	61,505
127,307	Prudential PLC(a)	3,158,221
67,360	QBE Insurance Group Ltd(a)	665,841
4,899	Raiffeisen Bank International AG(a)(c)	68,082
2,402	REA Group Ltd(a)	87,987
107,700	Resona Holdings Inc(a)	534,490
126,585	Royal Bank of Scotland Group PLC(a)(b)	639,279
48,643	RSA Insurance Group PLC(a)	303,120
22,291	Sampo Class A(a)	1,124,318
266,150	Scentre Group REIT(a)	756,088
6,374	Schroders PLC(a)	301,850
7,385	SCOR SE(a)	249,078
38,057	Segro PLC REIT(a)	234,952
6,400	Seibu Holdings Inc(a)	165,324
28,200	Seven Bank Ltd(a)	139,047
81,000	Shinsei Bank Ltd(a)	161,055
27,000	Shizuoka Bank Ltd(a)(b)	269,289
40,000	Singapore Exchange Ltd(a)	237,175
154,800	Sino Land Co Ltd(a)	252,422
75,849	Skandinaviska Enskilda Banken AB(a)	885,289
36,053	Societe Generale SA Class A(a)	1,740,705
16,450	Sompo Japan Nipponkoa Holdings Inc(a)	511,403
8,900	Sony Financial Holdings Inc(a)	143,165
122,790	Standard Chartered PLC(a)	1,987,876
101,138	Standard Life PLC(a)	710,513

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
118,669	Stockland(a)(b)	$405,443
63,200	Sumitomo Mitsui Financial Group Inc(a)(d)	2,420,850
161,860	Sumitomo Mitsui Trust Holdings Inc(a)	672,379
18,000	Sumitomo Realty & Development Co Ltd(a)	648,025
86,000	Sun Hung Kai Properties Ltd(a)	1,326,076
62,503	Suncorp Group Ltd(a)	640,943
123,000	Suntec REIT(a)	166,118
9,000	Suruga Bank Ltd(a)	186,900
24,877	Svenska Handelsbanken AB Class A(a)	1,120,374
45,164	Swedbank AB Class A(a)	1,078,233
53,000	Swire Properties Ltd(a)	172,136
1,622	Swiss Life Holding AG(a)(b)	400,710
2,946	Swiss Prime Site AG(a)	255,794
17,513	Swiss Re AG(a)	1,689,268
27,900	T&D Holdings Inc(a)	383,237
34,500	Tokio Marine Holdings Inc(a)	1,302,266
20,000	Tokyo Tatemono Co Ltd(a)	146,526
25,000	Tokyu Fudosan Holdings Corp(a)	170,514
980	Tryg A/S(a)	115,256
181,143	UBS Group AG(a)(b)	3,396,633
4,880	Unibail-Rodamco SE REIT(a)	1,317,771
218,871	UniCredit SpA(a)	1,484,222
40,411	Unione di Banche Italiane SCpA(a)	315,168
45,486	UnipolSai SpA(a)	132,351
64,000	United Overseas Bank Ltd(a)	1,072,779
129	United Urban Investment Corp REIT(a)	201,100
22,000	UOL Group Ltd(a)(b)	122,439
2,140	Vienna Insurance Group AG Wiener Versicherung Gruppe(a)(b)	94,751
96,178	Westfield Corp REIT(a)	697,013
156,018	Westpac Banking Corp(a)	4,663,540
42,000	Wheelock & Co Ltd(a)	214,623
10,000	Yamaguchi Financial Group Inc(a)(c)	114,933
7,417	Zurich Insurance Group AG(a)	2,506,962

		166,036,536

Industrial — 11.51%
109,197	ABB Ltd(a)	2,316,506
8,864	ACS Actividades de Construccion y Servicios SA(a)	313,734
3,308	Aena SA(b)(e)	332,607
1,359	Aeroports de Paris(a)	162,433
29,246	Airbus Group NV(a)	1,901,301
15,621	Alfa Laval AB(a)	306,802
18,621	ALS Ltd(a)(c)	69,943
10,980	Alstom SA(a)(b)	337,866
17,000	Amada Holdings Co Ltd(a)	163,722
58,872	Amcor Ltd(a)	627,278
3,774	Andritz AG(a)(c)	225,334
194	AP Moeller - Maersk A/S Class A(a)(c)	393,945

Shares		Fair Value

Industrial — (continued)
369	AP Moeller - Maersk A/S Class B(a)(c)	$771,294
51,000	Asahi Glass Co Ltd(a)	334,050
46,479	Asciano Ltd(a)	223,517
17,166	Assa Abloy AB Class B(a)	1,022,499
33,527	Atlas Copco AB Class A(a)	1,085,392
19,145	Atlas Copco AB Class B(a)	565,341
48,826	Auckland International Airport Ltd(a)	164,002
105,407	Aurizon Holdings Ltd(a)	387,973
157,256	BAE Systems PLC(a)	1,217,496
45,227	Boral Ltd(a)	219,234
9,104	Bouygues SA(a)	357,383
12,200	Brother Industries Ltd(a)	193,832
10,600	Casio Computer Co Ltd(a)(c)	200,781
7,200	Central Japan Railway Co(a)(d)	1,301,181
30,000	Cheung Kong Infrastructure Holdings Ltd(a)	257,664
6,000	Chiyoda Corp(a)(c)	51,256
22,690	Cie de St-Gobain(a)	996,253
45,500	CNH Industrial NV(a)	372,884
58,049	Cobham PLC(a)	261,406
96,000	ComfortDelGro Corp Ltd(a)	202,235
40,222	CRH PLC(a)	1,051,915
11,400	Daikin Industries Ltd(a)	762,136
48,126	Deutsche Post AG(a)	1,499,354
8,379	DSV A/S(a)	260,409
16,700	East Japan Railway Co(a)(d)	1,338,238
9,500	FANUC Corp(a)(d)	2,073,981
20,190	Ferrovial SA(a)(b)	429,279
20,903	Finmeccanica SpA(a)(b)	248,288
32,118	Fletcher Building Ltd(a)	201,724
1,700	Fraport AG Frankfurt Airport Services Worldwide(a)	101,544
24,000	Fuji Electric Co Ltd(a)	113,232
24,000	FUJIFILM Holdings Corp(a)	853,838
1,843	Geberit AG(a)	689,680
23,865	Groupe Eurotunnel SE(a)	342,128
7,400	Hamamatsu Photonics KK(a)	223,052
58,000	Hankyu Hanshin Holdings Inc(a)(b)	358,289
7,092	HeidelbergCement AG(a)	560,850
12,566	Hexagon AB Class B(a)	446,157
1,680	Hirose Electric Co Ltd(a)(b)	216,301
5,100	Hitachi Construction Machinery Co Ltd(a)	89,026
240,000	Hitachi Ltd(a)(d)	1,639,165
11,802	Holcim Ltd(a)	879,278
22,000	Hoya Corp(a)	880,756
18,644	Husqvarna AB Class B(a)	135,049
6,000	Ibiden Co Ltd(a)	101,146
67,000	IHI Corp(a)	313,274
1,552	Imerys SA(a)	113,875
12,640	IMI PLC(a)	238,332
24,927	James Hardie Industries PLC(a)	288,351
13,600	Japan Display Inc(a)(b)(c)	48,523
11,000	JGC Corp(a)	218,433
38,000	Kajima Corp(a)	176,176
11,000	Kamigumi Co Ltd(a)	103,842
72,000	Kawasaki Heavy Industries Ltd(a)	363,242

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
27,000	Keihan Electric Railway Co Ltd(a)(b)	$164,318
24,000	Keikyu Corp(a)	191,836
27,000	Keio Corp(a)(b)	211,465
13,000	Keisei Electric Railway Co Ltd(a)(b)	161,349
2,290	Keyence Corp(a)	1,249,646
88,000	Kintetsu Group Holdings Co Ltd(a)	322,862
46,600	Komatsu Ltd(a)	913,485
15,657	Kone OYJ Class B(a)	694,233
22,300	Konica Minolta Inc(a)	225,996
3,915	Koninklijke Boskalis Westminster NV(a)	192,964
47,613	Koninklijke Philips NV(a)	1,350,774
56,000	Kubota Corp(a)	884,739
2,604	Kuehne + Nagel International AG(a)	386,620
4,400	Kurita Water Industries Ltd(a)	106,300
16,600	Kyocera Corp(a)	907,236
9,105	Lafarge SA(a)	591,920
12,929	Legrand SA(a)	700,332
4,727	Leighton Holdings Ltd(a)	75,744
26,376	Lend Lease Group(a)	333,144
13,600	LIXIL Group Corp(a)(c)	321,855
2,600	Mabuchi Motor Co Ltd(a)	137,545
5,900	Makita Corp(a)(b)	305,740
1,742	MAN SE Class A(a)	183,378
1,800	Maruichi Steel Tube Ltd(a)(c)	42,606
40,577	Meggitt PLC(a)	329,534
50,988	Melrose Industries PLC(a)	209,337
5,063	Metso OYJ(a)	147,924
15,000	Minebea Co Ltd(a)(b)	235,927
96,000	Mitsubishi Electric Corp(a)	1,139,662
152,000	Mitsubishi Heavy Industries Ltd(a)	836,346
56,000	Mitsui OSK Lines Ltd(a)(c)	189,934
74,000	MTR Corp Ltd(a)	351,967
10,100	Murata Manufacturing Co Ltd(a)(d)	1,387,126
6,000	Nabtesco Corp(a)	173,335
40,000	Nagoya Railroad Co Ltd(a)(c)	159,723
128,000	NEC Corp(a)	375,990
10,900	Nidec Corp(a)	723,561
16,300	Nikon Corp(a)(c)	218,559
18,000	Nippon Electric Glass Co Ltd(a)	87,969
44,000	Nippon Express Co Ltd(a)	245,842
83,000	Nippon Yusen KK(a)	238,769
22,000	NSK Ltd(a)	321,103
33,000	Obayashi Corp(a)	213,908
32,000	Odakyu Electric Railway Co Ltd(a)	325,918
10,301	Omron Corp(a)	464,013
17,553	Orica Ltd(a)	266,547
4,107	OSRAM Licht AG(a)	203,308
10,569	Prysmian SpA(a)	217,825
38,578	Rexam PLC(a)	330,340
1,800	Rinnai Corp(a)	133,400
93,948	Rolls-Royce Holdings PLC(a)	1,324,337
32,738	Royal Mail PLC(a)	212,296
14,426	Safran SA(a)	1,007,963
52,028	Sandvik AB(a)	582,612
3,044	Schindler Holding AG(a)	502,861
26,092	Schneider Electric SE(a)	2,030,440

Shares		Fair Value

Industrial — (continued)
49,000	Sembcorp Industries Ltd(a)	$150,426
38,000	Sembcorp Marine Ltd(a)	80,656
30,000	Shimizu Corp Class A(a)	202,824
39,802	Siemens AG(a)	4,304,735
106	Sika AG(a)	379,527
77,000	Singapore Technologies Engineering Ltd(a)	195,264
18,286	Skanska AB Class B(a)	409,960
19,988	SKF AB Class B(a)	516,110
2,700	SMC Corp(a)	803,962
19,535	Smiths Group PLC(a)	322,804
1,282	Sulzer AG(a)	140,722
28,000	Sumitomo Heavy Industries Ltd(a)	183,240
56,203	Sydney Airport(a)	221,169
55,000	Taiheiyo Cement Corp(a)	167,931
48,000	Taisei Corp(a)(b)	270,926
70,500	Techtronic Industries Co(a)	237,684
23,962	Tenaris SA(a)	335,899
4,421	Thales SA(a)	245,287
5,500	THK Co Ltd(a)(b)	139,759
21,793	TNT Express NV(a)	138,424
52,000	Tobu Railway Co Ltd(a)(b)	246,361
56,000	Tokyu Corp(a)	346,460
33,375	Toll Holdings Ltd(a)	224,549
208,000	Toshiba Corp(a)	871,533
14,000	TOTO Ltd(a)	207,885
8,900	Toyo Seikan Group Holdings Ltd(a)	130,177
5,564	Umicore SA(a)	232,381
5,206	Vallourec SA(a)	127,065
23,431	Vinci SA(a)	1,338,695
7,514	Wartsila OYJ Abp(a)	332,346
9,906	Weir Group PLC(a)	249,816
8,100	West Japan Railway Co(a)	424,686
9,926	WorleyParsons Ltd(a)	71,836
18,400	Yamato Holdings Co Ltd(a)	424,095
88,000	Yangzijiang Shipbuilding Holdings Ltd(a)	80,906
11,700	Yaskawa Electric Corp(a)	170,987
10,800	Yokogawa Electric Corp(a)	116,354
9,595	Zardoya Otis SA(a)	123,835
9,452	Zodiac Aerospace(a)	312,733

		76,020,479

Technology — 2.45%
8,000	Advantest Corp(a)(c)	100,860
23,019	Amadeus IT Holding SA Class A(a)	986,523
70,021	ARM Holdings PLC(a)	1,136,196
11,400	ASM Pacific Technology Ltd(a)	118,658
17,764	ASML Holding NV(a)	1,800,898
4,108	AtoS(a)	282,778
56,300	Canon Inc(a)(d)	1,991,967
7,200	Cap Gemini SA(a)	590,697
2,100	Colopl Inc(a)(c)	45,269
24,002	Computershare Ltd(a)	231,999
6,222	Dassault Systemes(a)	421,069
94,000	Fujitsu Ltd(a)	641,046
3,981	Gemalto NV(a)(c)	317,198

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
18,900	GungHo Online Entertainment Inc(a)	$73,833
56,568	Infineon Technologies AG(a)	672,983
2,000	Itochu Techno-Solutions Corp (a)	41,489
4,700	Konami Corp(a)	87,928
7,300	Nexon Co Ltd(a)	77,738
5,400	Nomura Research Institute Ltd(a)	202,879
5,900	NTT Data Corp(a)	256,252
1,800	Oracle Corp Japan(a)	77,461
2,100	Otsuka Corp(a)	89,492
35,100	Ricoh Co Ltd(a)	381,657
5,200	Rohm Co Ltd(a)	355,331
54,861	Sage Group PLC(a)	378,882
45,699	SAP SE(a)	3,302,991
13,200	Seiko Epson Corp(a)	233,790
32,550	STMicroelectronics NV(a)	303,333
5,900	TDK Corp(a)	417,764
8,400	Tokyo Electron Ltd(a)	582,655

		16,201,616

Utilities — 3.47%
32,166	AGL Energy Ltd	372,388
76,881	AusNet Services(a)	85,325
250,353	Centrica PLC(a)	936,022
32,600	Chubu Electric Power Co Inc(a)	388,720
14,100	Chugoku Electric Power Co Inc(a)(b)	183,798
98,000	CLP Holdings Ltd(a)	856,532
20,547	Contact Energy Ltd(a)	91,752
99,525	E.ON SE(a)	1,479,824
110,379	EDP - Energias de Portugal SA(a)	413,384
6,000	Electric Power Development Co Ltd(a)	202,123
11,309	Electricite de France SA(a)	271,169
10,313	Enagas SA(a)	294,898
17,331	Endesa SA(a)	334,571
90,795	Enel Green Power SpA(a)	169,301
327,545	Enel SpA(a)(b)	1,479,654
21,733	Fortum OYJ(a)(b)	455,309
17,697	Gas Natural SDG SA(a)	397,334
71,996	GDF Suez(a)	1,421,414
8,100	Hokuriku Electric Power Co(a)(b)	107,183
307,312	Hong Kong & China Gas Co Ltd(a)	711,596
256,404	Iberdrola SA(a)	1,653,428
33,200	Kansai Electric Power Co Inc(a)(b)	316,425
19,300	Kyushu Electric Power Co Inc(a)(b)	186,992
54,163	Meridian Energy Ltd(a)	81,881
30,200	Mighty River Power Ltd(a)	69,933
187,130	National Grid PLC(a)	2,405,464
53,727	Origin Energy Ltd(a)	460,534
90,000	Osaka Gas Co Ltd(a)	376,360
67,500	Power Assets Holdings Ltd(a)	689,029
5,452	Red Electrica Corp SA(a)	443,318
23,759	RWE AG(a)	604,900
11,834	Severn Trent PLC(a)	360,554
9,400	Shikoku Electric Power Co Inc(a)(b)	115,693
102,132	Snam SpA(a)	495,761
48,603	SSE PLC(a)	1,077,919
15,228	Suez Environnement Co(a)	262,172

Shares		Fair Value

Utilities — (continued)
76,521	Terna Rete Elettrica Nazionale SpA(a)	$336,955
20,000	Toho Gas Co Ltd(a)	116,584
21,200	Tohoku Electric Power Co Inc(a)	240,799
73,700	Tokyo Electric Power Co Inc(a)(b)	278,951
116,000	Tokyo Gas Co Ltd(a)	729,261
36,056	United Utilities Group PLC(a)	498,287
22,591	Veolia Environnement SA(a)	427,275

		22,880,772

TOTAL COMMON STOCK — 97.55% (Cost $583,192,747)		$644,033,920

PREFERRED STOCK
Consumer, Cyclical — 0.36%
2,789	Bayerische Motoren Werke AG(a)	257,607
8,078	Volkswagen AG(a)	2,142,298

		2,399,905

Consumer, Non-cyclical — 0.16%
8,888	Henkel AG & Co KGaA(a)	1,043,992

TOTAL PREFERRED STOCK — 0.52% (Cost $2,626,127)		$3,443,897

RIGHTS
Communications — 0.01%
208,971	Telefonica SA(b)	33,704

Financial — 0.01%
313,787	Banco Bilbao Vizcaya Argentaria SA(b)	45,211
181,632	Banco de Sabadell SA(b)	46,091

		91,302

TOTAL RIGHTS — 0.02% (Cost $117,037)		$125,006

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.71%
$4,700,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	4,700,000

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — 0.27%
$1,740,000	U.S. Treasury Bills(f)
	0.09%, 06/04/2015	$1,739,737

Repurchase Agreements — 2.49%
821,120	Undivided interest of 5.19% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $821,120 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(g)	821,120

3,900,555	Undivided interest of 5.19% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $3,900,555 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(g)	3,900,555

3,900,555	Undivided interest of 5.19% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $3,900,555 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(g)	3,900,555

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$3,900,555	Undivided interest of 54.21% in a repurchase agreement (principal amount/value $7,195,765 with a maturity value of $7,195,787) with TD Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $3,900,555 on 4/1/15 collateralized by U.S. Treasury securities, 0.00% - 7.50%, 8/31/15 -2/15/44, with a value of $7,339,680.(g)	$3,900,555

3,900,555	Undivided interest of 7.31% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $3,900,555 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 -7/20/61, with a value of $53,876,692.(g)	3,900,555

		16,423,340

TOTAL SHORT TERM INVESTMENTS — 3.47% (Cost $22,863,077)		$22,863,077

TOTAL INVESTMENTS — 101.56% (Cost $608,798,988)		$670,465,900

OTHER ASSETS & LIABILITIES, NET — (1.56)%		$(10,275,556)

TOTAL NET ASSETS — 100.00%		$660,190,344

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 31, 2015.
(d)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $566,227 and $596,794, respectively, representing 0.09% of net assets.

(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	112	USD	$10,247,440	June 2015	$60,202

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Summary of Investments by Country as of March 31, 2015.

Country	Fair Value	Percentage of Fund Investments

Japan	$143,836,048	21.45%
United Kingdom	115,351,255	17.21
Switzerland	63,506,490	9.47
France	61,848,905	9.22
Germany	61,650,138	9.19
Australia	48,014,380	7.16
United States	25,146,896	3.75
Netherlands	22,967,935	3.43
Spain	22,719,236	3.39
Sweden	19,704,539	2.94
Hong Kong	18,680,253	2.79
Italy	13,733,642	2.05
Denmark	10,749,353	1.60
Singapore	9,276,407	1.38
Belgium	8,526,947	1.27
Finland	5,603,462	0.84
Ireland	5,517,854	0.82
Israel	3,924,419	0.58
Norway	3,834,649	0.57
Luxembourg	2,214,576	0.33
Austria	1,257,778	0.19
New Zealand	915,666	0.14
Portugal	908,119	0.14
South Africa	216,649	0.03
Bermuda	172,833	0.03
Mexico	106,565	0.02
China	80,906	0.01

Total	$670,465,900	100.00%

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

March 31, 2015

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	4,041,986	$	639,991,934	$	—	$	644,033,920
Preferred Stock		—		3,443,897		—		3,443,897
Rights		125,006		—		—		125,006
Short Term Investments		—		22,863,077		—		22,863,077

Total investments, at fair value		4,166,992		666,298,908		0		670,465,900
Other Financial Investments:
Futures Contracts (a)		60,202		—		—		60,202

Total Assets	$	4,227,194	$	666,298,908	$	0	$	670,526,102

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2015, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)

Communications	$541,110	-
Consumer, Cyclical	$1,147,792	-
Consumer, Non-cyclical	$215,290	$858,625
Energy	$155,366	-
Financial	$4,579,202	$179,960
Industrial	$502,861	-

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

March 31, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	612,553,433

Gross unrealized appreciation on investments		107,109,163
Gross unrealized depreciation on investments		(49,196,696)

Net unrealized appreciation on investments	$	57,912,467

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

March 31, 2015

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 148 futures contracts for the reporting period.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $15,620,511 and received collateral of $16,423,340 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.48%
52,100	Century Aluminum Co(a)	$718,980
1,000	Compass Minerals International Inc	93,210
63,100	Gold Resource Corp(b)	201,289
32,800	Mercer International Inc(a)	503,808
78,800	Noranda Aluminum Holding Corp	234,036
28,000	Stillwater Mining Co(a)	361,760
13,300	United States Steel Corp(b)	324,520

		2,437,603

Communications — 7.53%
20,100	Comtech Telecommunications Corp	581,895
6,000	Demand Media Inc(a)	34,320
63,900	Dice Holdings Inc(a)	569,988
122,300	EarthLink Holdings Corp	543,012
3,800	ePlus Inc(a)	330,334
24,600	Harmonic Inc(a)	182,286
17,300	IDT Corp Class B	307,075
38,800	Inteliquent Inc	610,712
4,200	InterDigital Inc	213,108
7,400	PC-Tel Inc	59,200
76,600	Polycom Inc(a)	1,026,440
21,500	Spok Holdings Inc	412,155
10,300	TechTarget Inc(a)	118,759
10,100	TeleCommunication Systems Inc Class A(a)	38,683
15,700	United Online Inc(a)(b)	250,101

		5,278,068

Consumer, Cyclical — 8.20%
10,600	Big Lots Inc	509,118
21,400	Boyd Gaming Corp(a)	303,880
20,000	Build-A-Bear Workshop Inc(a)	393,000
3,200	Caesars Entertainment Corp(a)(b)	33,696
11,800	China Automotive Systems Inc(b)	85,904
9,400	Citi Trends Inc(a)	253,800
11,200	Cooper Tire & Rubber Co	479,808
9,500	DineEquity Inc	1,016,595
48,400	Isle of Capri Casinos Inc(a)	680,020
4,600	Kimball International Inc Class B	48,208
58,200	Meritor Inc(a)	733,902
4,600	Outerwall Inc(b)	304,152
26,000	Ruby Tuesday Inc(a)	156,260
12,700	Skullcandy Inc(a)	143,510
21,300	Tower International Inc(a)	566,580
12,300	Trans World Entertainment Corp(a)(b)	45,510

		5,753,943

Consumer, Non-cyclical — 19.08%
134,900	ACCO Brands Corp(a)	1,121,019
30,400	Affymetrix Inc(a)(b)	381,824
12,700	Alliance HealthCare Services Inc(a)	281,686

Shares		Fair Value

Consumer, Non-cyclical — (continued)
15,200	Anacor Pharmaceuticals Inc(a)(b)	$879,320
53,700	ARC Document Solutions Inc(a)	495,651
5,700	BioSpecifics Technologies Corp(a)	223,155
9,900	Cal-Maine Foods Inc(b)	386,694
4,500	Career Education Corp(a)	22,635
12,900	Central Garden & Pet Co Class A(a)	136,998
11,800	CRA International Inc(a)	367,216
5,200	CSS Industries Inc	156,780
19,500	Cumberland Pharmaceuticals Inc(a)	129,870
33,200	Depomed Inc(a)	744,012
16,300	Farmer Bros Co(a)	403,425
11,500	Hackett Group Inc	102,810
6,300	Heidrick & Struggles International Inc	154,854
2,000	Hyperion Therapeutics Inc(a)	91,800
34,700	Infinity Pharmaceuticals Inc(a)	485,106
45,000	Information Services Group Inc	179,550
9,300	Insperity Inc	486,297
2,200	John B Sanfilippo & Son Inc	94,820
45,900	K12 Inc(a)	721,548
8,300	Lannett Co Inc(a)	561,993
5,200	MacroGenics Inc(a)(b)	163,124
20,100	MGP Ingredients Inc(b)	270,546
53,300	Monster Worldwide Inc(a)	337,922
5,800	Myriad Genetics Inc(a)(b)	205,320
1,000	NuVasive Inc(a)	45,990
15,800	Omega Protein Corp(a)	216,302
1,300	Orthofix International NV(a)	46,657
22,700	POZEN Inc(a)	175,244
48,600	RadNet Inc(a)	408,240
22,600	Repligen Corp(a)	686,136
54,100	RPX Corp(a)	778,499
4,700	RR Donnelley & Sons Co(b)	90,193
9,400	Sagent Pharmaceuticals Inc(a)	218,550
8,400	Sanderson Farms Inc(b)	669,060
26,800	SciClone Pharmaceuticals Inc(a)	237,448
16,300	SUPERVALU Inc(a)	189,569
2,700	Volt Information Sciences Inc(a)	31,752

		13,379,615

Energy — 3.93%
600	Adams Resources & Energy Inc	40,326
4,700	Bill Barrett Corp(a)	39,010
8,300	Clayton Williams Energy Inc(a)(b)	420,229
70,900	Gran Tierra Energy Inc(a)	193,557
23,800	Green Plains Inc	679,490
16,400	Newfield Exploration Co(a)	575,476
10,500	REX American Resources Corp(a)	638,505
69,300	VAALCO Energy Inc(a)	169,785

		2,756,378

Financial — 37.83%
12,300	Access National Corp	230,502
13,500	Ambac Financial Group Inc(a)	326,700
9,900	American Assets Trust Inc REIT	428,472

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
12,400	AmTrust Financial Services Inc(b)	$706,614
135,600	Anworth Mortgage Asset Corp REIT	690,204
47,100	Arbor Realty Trust Inc REIT	328,758
11,700	Aspen Insurance Holdings Ltd	552,591
400	BancFirst Corp	24,392
33,800	Banco Latinoamericano de Comercio Exterior SA	1,108,302
4,900	BBX Capital Corp Class A(a)	91,140
14,900	Blackhawk Network Holdings Inc(a)(b)	532,973
3,200	C&F Financial Corp(b)	111,840
18,900	Cardinal Financial Corp	377,622
60,400	Cedar Realty Trust Inc REIT	452,396
6,200	Central Pacific Financial Corp	142,414
3,100	Century Bancorp Inc Class A	123,070
23,500	Charter Financial Corp	270,250
4,800	Citizens & Northern Corp	96,864
13,100	CoreSite Realty Corp REIT	637,708
16,700	Crawford & Co Class B	144,288
8,400	CVB Financial Corp	133,896
23,000	CyrusOne Inc REIT	715,760
23,200	DiamondRock Hospitality Co REIT	327,816
38,500	DuPont Fabros Technology Inc REIT	1,258,180
8,500	Endurance Specialty Holdings Ltd	519,690
11,000	Equity LifeStyle Properties Inc REIT	604,450
4,800	Federated National Holding Co	146,880
81,700	FelCor Lodging Trust Inc REIT(b)	938,733
700	First Business Financial Services Inc	30,268
7,500	First Defiance Financial Corp	246,150
23,800	First Interstate BancSystem Inc	662,116
15,700	First Merchants Corp	369,578
30,900	First Niagara Financial Group Inc	273,156
8,300	Geo Group Inc REIT	363,042
4,500	Getty Realty Corp REIT	81,900
5,100	Hatteras Financial Corp REIT	92,616
600	HCI Group Inc(b)	27,522
55,800	Higher One Holdings Inc(a)	135,036
5,700	Horizon Bancorp	133,323
22,800	INTL. FCStone Inc(a)	677,844
12,700	Investment Technology Group Inc(a)	384,937
26,800	Janus Capital Group Inc	460,692
13,900	Lakeland Financial Corp	564,062
7,500	MainSource Financial Group Inc	147,300
1,200	Merchants Bancshares Inc	35,004
2,300	Meta Financial Group Inc	91,379
4,100	Monarch Financial Holdings Inc(b)	51,291
30,000	Montpelier Re Holdings Ltd	1,153,200
5,700	National Health Investors Inc REIT	404,757
46,200	National Penn Bancshares Inc	497,574
11,500	Nelnet Inc Class A	544,180
25,100	OFG Bancorp	409,632
9,400	Orrstown Financial Services Inc(a)(b)	160,740
6,900	Peoples Bancorp Inc	163,116

Shares		Fair Value

Financial — (continued)
1,900	Piedmont Office Realty Trust Inc REIT(b)	$35,359
2,100	Preferred Bank	57,687
50,700	Radian Group Inc(b)	851,253
3,400	Republic Bancorp Inc Class A	84,082
34,100	RLJ Lodging Trust REIT	1,067,671
4,936	Security National Financial Corp Class A(a)(b)	26,309
8,700	Simmons First National Corp Class A	395,589
19,100	Southwest Bancorp Inc	339,789
4,300	Sovran Self Storage Inc REIT	403,942
1,500	Stock Yards Bancorp Inc	51,645
10,800	Suffolk Bancorp	256,608
2,300	Symetra Financial Corp	53,958
15,000	United Community Banks Inc	283,200
40,300	Universal Insurance Holdings Inc	1,031,277
5,100	Washington Federal Inc	111,205
3,900	Washington Trust Bancorp Inc	148,941
17,000	West Bancorporation Inc	338,130
81,600	Wilshire Bancorp Inc	813,552

		26,533,117

Industrial — 8.95%
29,000	ArcBest Corp	1,098,810
17,200	Argan Inc	622,124
6,200	Benchmark Electronics Inc(a)	148,986
16,800	Covenant Transportation Group Inc Class A(a)	557,088
12,800	Ducommun Inc(a)	331,520
11,200	Kadant Inc	589,232
2,000	Lawson Products Inc(a)	46,420
8,500	PAM Transportation Services Inc(a)	486,795
24,400	Sanmina Corp(a)	590,236
3,700	SL Industries Inc(a)	158,175
108,200	Teekay Tankers Ltd Class A	621,068
12,500	USA Truck Inc(a)	346,125
9,800	Willis Lease Finance Corp(a)	182,084
17,500	Xerium Technologies Inc(a)	283,850
24,900	ZAGG Inc(a)	215,883

		6,278,396

Technology — 4.91%
11,400	Alpha & Omega Semiconductor Ltd(a)	101,574
47,300	Brocade Communications Systems Inc	561,215
6,400	Convergys Corp(b)	146,368
2,600	DST Systems Inc	287,846
11,700	Leidos Holdings Inc	490,932
7,700	Merge Healthcare Inc(a)	34,419
10,100	NCI Inc Class A(b)	101,202
17,200	Pericom Semiconductor Corp	266,084
18,600	Pitney Bowes Inc	433,752
19,000	Rovi Corp(a)	345,990
20,900	Sigma Designs Inc(a)	167,827

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
12,500	Tessera Technologies Inc	$503,500

		3,440,709

Utilities — 4.58%
7,100	Chesapeake Utilities Corp	359,331
16,800	El Paso Electric Co	649,152
31,600	Ormat Technologies Inc(b)	1,201,432
4,200	SJW Corp	129,822
15,000	Southwest Gas Corp	872,550

		3,212,287

TOTAL COMMON STOCK — 98.49% (Cost $59,624,127)		$69,070,116

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.18%
$125,000	U.S. Treasury Bills(c) 0.10%, 09/10/2015	124,946

Repurchase Agreements — 7.83%
1,304,542	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $1,304,542 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(d)	1,304,542

1,304,542	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $1,304,542 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(d)	1,304,542

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$274,624	Undivided interest of 1.74% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $274,624 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(d)	$274,624

1,304,542	Undivided interest of 18.13% in a repurchase agreement (principal amount/value $7,195,765 with a maturity value of $7,195,787) with TD Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $1,304,542 on 4/1/15 collateralized by U.S. Treasury securities, 0.00% - 7.50%, 8/31/15 - 2/15/44, with a value of $7,339,680.(d)	1,304,542

1,304,542	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $1,304,542 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(d)	1,304,542

		5,492,792

TOTAL SHORT TERM INVESTMENTS — 8.01% (Cost $5,617,738)		$5,617,738

TOTAL INVESTMENTS — 106.50% (Cost $65,241,865)		$74,687,854

OTHER ASSETS & LIABILITIES, NET — (6.50)%		$(4,556,839)

TOTAL NET ASSETS — 100.00%		$70,131,015

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	7	USD	$874,230	June 2015	$6,930

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	69,070,116	$	—	$	—	$	69,070,116
Short Term Investments		—		5,617,738		—		5,617,738

Total investments, at fair value		69,070,116		5,617,738		0		74,687,854
Other Financial Investments:
Futures Contracts (a)		6,930		—		—		6,930

Total Assets	$	69,077,046	$	5,617,738	$	0	$	74,694,784

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	65,321,633

Gross unrealized appreciation on investments		12,337,459
Gross unrealized depreciation on investments		(2,971,238)

Net unrealized appreciation on investments	$	9,366,221

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

March 31, 2015

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 8 futures contracts for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $5,341,017 and received collateral of $5,492,792 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 0.29%
$261,782	Community Program Loan Trust Series 1987-A, Class A5 4.50%, 04/01/2029	$263,910
1,500,000	Ford Auto Securitization Trust(b) Series 2014-R2A, Class A2 CAD, 1.59%, 12/15/2017	1,188,382
200,000	GS Mortgage Securities Trust(c) Series 2007-GG10, Class AM 5.80%, 08/10/2045	205,066
801,769	Institutional Mortgage Securities Canada Inc(b) Series 2014-5A, Class A1 CAD, 2.00%, 07/12/2047	641,327

TOTAL ASSET-BACKED SECURITIES — 0.29% (Cost $2,513,678)		$2,298,685

CORPORATE BONDS AND NOTES
Basic Materials — 5.36%
	Alcoa Inc
140,000	5.87%, 02/23/2022	155,256
8,335,000	5.90%, 02/01/2027	9,178,419
255,000	6.75%, 01/15/2028	293,163
	ArcelorMittal
935,000	6.13%, 06/01/2018	1,004,658
80,000	6.25%, 03/01/2021(d)	85,000
895,000	7.75%, 10/15/2039	939,750
3,625,000	7.50%, 03/01/2041	3,770,000
3,565,000	Barminco Finance Property Ltd(b)(d) 9.00%, 06/01/2018	3,453,594
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	519,460
3,485,000	5.25%, 04/01/2042	3,363,983
2,825,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,930,090
	Cliffs Natural Resources Inc
370,000	4.80%, 10/01/2020(d)	207,200
170,000	4.88%, 04/01/2021	90,100
1,790,000	6.25%, 10/01/2040(d)	912,900
1,790,000	Essar Steel Algoma Inc(b) 9.50%, 11/15/2019	1,552,825
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	145,211
700,000	7.25%, 06/01/2028	932,647
90,000	8.88%, 05/15/2031	135,872
3,910,000	Hercules Inc 6.50%, 06/30/2029	3,602,087
	Hexion Inc
1,000,000	9.00%, 11/15/2020	700,000
480,000	9.20%, 03/15/2021	278,400
2,220,000	7.88%, 02/15/2023	1,287,600
190,000	Methanex Corp 5.25%, 03/01/2022	205,872
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	1,850,765
600,000	Rain CII Carbon LLC / CII Carbon Corp(b) 8.25%, 01/15/2021	559,500

Principal Amount(a)		Fair Value

Basic Materials — (continued)
	United States Steel Corp
$680,000	7.50%, 03/15/2022(d)	$680,000
3,070,000	6.65%, 06/01/2037	2,670,900
	Westvaco Corp
485,000	8.20%, 01/15/2030	684,985
230,000	7.95%, 02/15/2031	310,136

		42,500,373

Communications — 6.35%
	Alcatel-Lucent USA Inc
2,325,000	6.75%, 11/15/2020(b)	2,476,125
250,000	6.50%, 01/15/2028	252,500
7,545,000	6.45%, 03/15/2029	7,620,450
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,535,567
	CenturyLink Inc
860,000	7.60%, 09/15/2039	880,962
425,000	7.65%, 03/15/2042	434,563
550,000	Consolidated Communications Inc(b) 6.50%, 10/01/2022	556,875
	DISH DBS Corp
1,640,000	5.00%, 03/15/2023	1,594,572
390,000	5.88%, 11/15/2024	390,488
1,540,000	Eircom Finance Ltd(b) EUR, 9.25%, 05/15/2020	1,800,768
775,000	Embarq Corp 8.00%, 06/01/2036	921,552
290,000	Lamar Media Corp 5.00%, 05/01/2023	296,525
610,000	Level 3 Communications Inc 5.75%, 12/01/2022	626,409
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019	115,157
420,000	7.00%, 06/01/2020	448,350
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	72,164
	Outfront Media Capital LLC / Outfront Media Capital Corp
280,000	5.25%, 02/15/2022(d)	293,300
695,000	5.88%, 03/15/2025	734,963
	Portugal Telecom International Finance
300,000	EUR, 5.63%, 02/08/2016	330,824
1,350,000	EUR, 5.00%, 11/04/2019	1,487,428
1,300,000	EUR, 4.50%, 06/16/2025	1,351,423
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	163,500
1,960,000	6.88%, 07/15/2028	1,989,400
3,500,000	7.75%, 02/15/2031	3,677,187
	Qwest Corp
500,000	7.25%, 09/15/2025	581,309
2,155,000	6.88%, 09/15/2033	2,162,614
	Sprint Capital Corp
435,000	6.90%, 05/01/2019	449,681
5,084,000	6.88%, 11/15/2028	4,664,570
130,000	8.75%, 03/15/2032	134,225
606,000	Sprint Communications Inc 6.00%, 12/01/2016	632,664

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Communications — (continued)
$325,000	6.00%, 11/15/2022	$308,750
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	535,000
940,000	6.00%, 09/30/2034	970,550
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	253,966
200,000	GBP, 5.29%, 12/09/2022	348,446
400,000	GBP, 5.38%, 02/02/2026	711,383
525,000	7.05%, 06/20/2036	725,192
35,000	Time Warner Cable Inc
	5.88%, 11/15/2040	41,860
1,300,000	UPC Holding BV(b)
	EUR, 6.38%, 09/15/2022	1,502,656
2,100,000	Videotron Ltd(b)
	CAD, 5.63%, 06/15/2025	1,695,354
400,000	Virgin Media Finance PLC(b)
	6.00%, 10/15/2024	420,000
4,000,000	VTR Finance BV(b)
	6.88%, 01/15/2024	4,150,000

		50,339,272

Consumer, Cyclical — 11.85%
267,721	Air Canada 2013-1 Class B Pass Through Trust(b)
	5.38%, 05/15/2021	279,768
369,505	American Airlines 2013-1 Class A Pass Through Trust
	4.00%, 07/15/2025	384,285
182,729	American Airlines 2013-1 Class B Pass Through Trust(b)
	5.63%, 01/15/2021	190,952
5,898,006	American Airlines 2013-2 Class A Pass Through Trust
	4.95%, 01/15/2023	6,458,317
7,440,000	American Airlines Group Inc(b)
	5.50%, 10/01/2019	7,635,300
421,593	Atlas Air 1998-1 Class B Pass Through Trust(e)
	7.68%, 01/02/2016	428,971
278,901	Atlas Air 1999-1 Class B Pass Through Trust(e)
	7.63%, 07/02/2016	283,084
913,951	Atlas Air 1999-1 Class C Pass Through Trust(e)(f)
	8.77%, 01/02/2011	1,197,276
138,101	Atlas Air 2000-1 Class B Pass Through Trust(e)
	9.06%, 01/02/2016	148,458
1,360,000	Beazer Homes USA Inc
	7.25%, 02/01/2023	1,298,800
13,580,000	Best Buy Co Inc
	5.00%, 08/01/2018	14,292,950
10,658	Continental Airlines 2000-2 Class B Pass Through Trust
	8.31%, 04/02/2018	11,697
199,443	Continental Airlines 2001-1 Class B Pass Through Trust
	7.37%, 12/15/2015	205,287

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$89,037	Continental Airlines 2012-1 Class B Pass Through Trust
	6.25%, 04/11/2020	$95,047
645,000	Continental Airlines 2012-3 Class C Pass Through Trust
	6.13%, 04/29/2018	680,475
913,737	Delta Air Lines 2007-1 Class A Pass Through Trust
	6.82%, 08/10/2022	1,072,544
219,056	Delta Air Lines 2009-1 Series B Pass Through Trust
	9.75%, 12/17/2016	244,247
	Dillard’s Inc
430,000	6.63%, 01/15/2018	468,700
500,000	7.88%, 01/01/2023	577,500
1,070,000	7.75%, 07/15/2026	1,211,775
850,000	Foot Locker Inc
	8.50%, 01/15/2022	1,007,250
	Ford Motor Co
155,000	6.50%, 08/01/2018	176,940
245,000	7.13%, 11/15/2025	312,132
265,000	7.50%, 08/01/2026	350,487
50,000	6.63%, 02/15/2028	62,578
755,000	6.63%, 10/01/2028	970,171
2,080,000	6.38%, 02/01/2029	2,570,516
2,035,000	7.45%, 07/16/2031	2,809,501
1,440,000	7.40%, 11/01/2046	2,130,971
1,215,000	GameStop Corp(b)
	5.50%, 10/01/2019	1,254,488
1,210,000	General Motors Financial Co Inc
	4.38%, 09/25/2021	1,285,129
2,595,000	Group 1 Automotive Inc(b)
	5.00%, 06/01/2022	2,601,487
2,625,000	Ingram Micro Inc
	5.25%, 09/01/2017	2,822,513
3,750,000	INVISTA Finance LLC(b)
	4.25%, 10/15/2019	3,726,562
166,000	JC Penney Corp Inc
	6.38%, 10/15/2036	120,350
	K Hovnanian Enterprises Inc
445,000	7.00%, 01/15/2019(b)(d)	427,200
800,000	8.00%, 11/01/2019(b)	772,000
45,000	5.00%, 11/01/2021	38,700
450,000	KB Home
	4.75%, 05/15/2019	439,875
	Lennar Corp
1,925,000	5.60%, 05/31/2015	1,929,812
1,760,000	4.50%, 06/15/2019	1,817,200
1,330,000	4.75%, 11/15/2022	1,353,275
	New Albertsons Inc
805,000	7.75%, 06/15/2026	760,725
755,000	6.63%, 06/01/2028	624,763
4,715,000	7.45%, 08/01/2029	4,314,225
75,000	8.70%, 05/01/2030	73,875
1,285,000	8.00%, 05/01/2031	1,220,750
1,815,000	Newell Rubbermaid Inc
	4.00%, 12/01/2024	1,912,580
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,035,000
3,870,000	6.00%, 02/15/2035	3,850,650

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$2,723,848	Servus Luxembourg Holding SCA(b) EUR, 7.75%, 06/15/2018	$3,071,584
665,000	Toro Co 6.63%, 05/01/2037	803,267
1,420,000	Toys R Us Inc 7.38%, 10/15/2018	969,150
336,141	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	363,033
111,022	United Airlines 2009-1 Pass Through Trust 10.40%, 11/01/2016	121,158
1,065,000	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	1,123,575
590,949	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	698,798
1,256,511	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,435,564
2,216,269	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,515,465
1,219,869	US Airways 2012-1 Class C Pass Through Trust 9.13%, 10/01/2015	1,252,318
883,041	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	944,854
240,000	Wagamama Finance PLC(b) GBP, 7.88%, 02/01/2020	369,632
	Weyerhaeuser Real Estate Co(b)
415,000	4.38%, 06/15/2019	405,144
5,000	5.88%, 06/15/2024	4,888

		94,015,568

Consumer, Non-cyclical — 3.98%
475,000	Avon Products Inc 7.70%, 03/15/2043	399,000
430,000	BioScrip Inc(b) 8.88%, 02/15/2021	386,462
620,000	Boston Scientific Corp 6.00%, 01/15/2020	713,627
285,000	Delhaize Group SA 5.70%, 10/01/2040	314,952
1,300,000	DP World Ltd(b) 6.85%, 07/02/2037	1,471,717
970,000	DS Services of America Inc(b) 10.00%, 09/01/2021	1,139,750
	HCA Inc
150,000	7.19%, 11/15/2015	154,764
130,000	5.88%, 03/15/2022	143,935
45,000	4.75%, 05/01/2023	46,688
1,875,000	5.88%, 05/01/2023(d)	2,025,000
395,000	7.50%, 12/15/2023	448,819
575,000	8.36%, 04/15/2024	678,500
765,000	7.69%, 06/15/2025	864,450
1,115,000	7.58%, 09/15/2025	1,248,800

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — (continued)
$2,505,000	7.05%, 12/01/2027	$2,667,825
725,000	7.50%, 11/06/2033	783,000
175,000	7.75%, 07/15/2036	189,875
285,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b) 7.88%, 10/01/2022	280,012
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021(d)	303,160
1,970,000	7.00%, 02/15/2022	2,171,925
105,000	6.50%, 11/15/2023	111,563
1,010,000	6.00%, 04/01/2024(d)	1,042,825
1,964,000	ServiceMaster Co 7.00%, 08/15/2020	2,086,750
3,195,000	SUPERVALU Inc(d) 6.75%, 06/01/2021	3,290,850
	Tenet Healthcare Corp
1,930,000	5.00%, 03/01/2019(b)	1,915,525
425,000	6.88%, 11/15/2031	393,125
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	486,830
775,000	6.13%, 06/15/2023	820,531
4,850,000	5.75%, 11/15/2024	5,007,625
15,000	Valeant Pharmaceuticals International(b) 6.38%, 10/15/2020	15,581

		31,603,466

Energy — 2.59%
1,132,584	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	1,346,506
	Baytex Energy Corp(b)
30,000	5.13%, 06/01/2021	27,525
45,000	5.63%, 06/01/2024	41,175
	California Resources Corp(b)(d)
205,000	5.00%, 01/15/2020	185,013
3,395,000	5.50%, 09/15/2021	3,012,044
450,000	6.00%, 11/15/2024	394,875
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020	36,138
35,000	6.88%, 11/15/2020	36,575
	Continental Resources Inc
45,000	4.50%, 04/15/2023	43,674
600,000	3.80%, 06/01/2024(d)	553,044
395,000	DCP Midstream LLC(b) 6.45%, 11/03/2036	365,677
500,000	EQT Corp 8.13%, 06/01/2019	597,311
860,000	FTS International Inc(b) 6.25%, 05/01/2022	632,100
200,000	Global Marine Inc 7.00%, 06/01/2028	129,000
760,000	Halcon Resources Corp(d) 8.88%, 05/15/2021	528,200
	Hercules Offshore Inc(b)
3,425,000	8.75%, 07/15/2021(d)	976,125
635,000	7.50%, 10/01/2021	177,800
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	659,477

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Energy — (continued)
$250,000	Kinder Morgan Inc 7.80%, 08/01/2031	$306,223
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,808,000
	Paragon Offshore PLC(b)(d)
741,000	6.75%, 07/15/2022	244,530
1,714,000	7.25%, 08/15/2024	569,905
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	870,642
2,135,000	Precision Drilling Corp(b) 5.25%, 11/15/2024	1,782,725
740,000	SandRidge Energy Inc 7.50%, 02/15/2023	451,400
3,205,000	Sidewinder Drilling Inc(b) 9.75%, 11/15/2019	1,923,000
	Transocean Inc(d)
370,000	6.38%, 12/15/2021	311,263
1,090,000	3.80%, 10/15/2022	795,360
700,000	Western Refining Logistics LP / WNRL Finance Corp(b) 7.50%, 02/15/2023	714,000

		20,519,307

Financial — 16.78%
100,000	AGFC Capital Trust I(b)(c) 6.00%, 01/15/2067	75,000
	Ally Financial Inc
255,000	3.13%, 01/15/2016(d)	255,956
552,000	8.00%, 12/31/2018	623,760
1,500,000	3.50%, 01/27/2019	1,481,250
3,770,000	5.13%, 09/30/2024	3,887,812
869,000	8.00%, 11/01/2031	1,086,250
	American International Group Inc
145,000	5.85%, 01/16/2018	161,985
60,000	4.88%, 06/01/2022	68,187
75,000	4.13%, 02/15/2024	81,189
1,000,000	Associates Corp of North America 6.95%, 11/01/2018	1,164,605
	Bank of America Corp
50,000	EUR, 0.58%, 09/14/2018(c)	53,017
800,000	5.49%, 03/15/2019	885,384
1,724,000	7.63%, 06/01/2019	2,080,844
800,000	3.30%, 01/11/2023	810,431
450,000	4.25%, 10/22/2026	464,554
1,900,000	6.11%, 01/29/2037	2,313,613
3,110,000,000	Barclays Bank PLC KRW, 3.68%, 08/20/2015	2,822,562
850,000	Camden Property Trust 5.70%, 05/15/2017	924,297
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	3,122,779
100,000	EUR, 1.31%, 11/30/2017(c)	107,464
5,925,000	3.50%, 05/15/2023	5,908,594
125,000	5.88%, 02/22/2033	145,472
360,000	6.13%, 08/25/2036	435,960
4,273,140	Doric Nimrod Air Alpha 2013-1 Pass Through Trust(b) 6.13%, 11/30/2019	4,508,163

Principal Amount(a)		Fair Value

Financial — (continued)
$135,000	Duke Realty LP 5.95%, 02/15/2017	$145,860
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,318,989
1,900,000	Forethought Financial Group Inc(b) 8.63%, 04/15/2021	2,232,057
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	3,979,434
400,000	NZD, 6.75%, 09/26/2016	311,405
680,000	NZD, 5.50%, 02/01/2017	522,848
	Genworth Holdings Inc
1,005,000	4.90%, 08/15/2023	859,275
415,000	4.80%, 02/15/2024	349,119
450,000	6.50%, 06/15/2034	400,797
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(g)	6,871,861
1,600,000	6.75%, 10/01/2037	2,100,885
1,560,000	Hanover Insurance Group Inc 6.38%, 06/15/2021	1,832,928
2,520,000	HBOS PLC(b) 6.75%, 05/21/2018	2,819,462
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,848,726
2,200,000	7.50%, 04/15/2018	2,542,672
	International Lease Finance Corp
295,000	6.25%, 05/15/2019	322,288
290,000	8.25%, 12/15/2020	353,075
1,105,000	4.63%, 04/15/2021	1,143,675
1,385,000	5.88%, 08/15/2022	1,537,350
	iStar Financial Inc
20,000	6.05%, 04/15/2015	20,025
115,000	3.88%, 07/01/2016	115,575
110,000	5.85%, 03/15/2017	114,400
575,000	7.13%, 02/15/2018	612,375
350,000	4.88%, 07/01/2018	351,750
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b) 6.88%, 04/15/2022	320,850
	Jefferies Group LLC
375,000	3.88%, 11/09/2015	380,038
265,000	5.13%, 04/13/2018	278,596
975,000	6.88%, 04/15/2021	1,102,452
1,165,000	5.13%, 01/20/2023	1,209,275
705,000	6.45%, 06/08/2027	761,400
1,140,000	6.25%, 01/15/2036	1,139,145
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	1,001,189
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,278,803
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7.38%, 10/01/2017	585,675
2,115,000	Lloyds Bank PLC(b) 6.50%, 09/14/2020	2,484,844
600,000	MBIA Insurance Corp(b)(c) 11.51%, 01/15/2033	325,500
245,000	MetLife Capital Trust X(b) 9.25%, 04/08/2038	364,744

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Financial — (continued)
$1,355,000	MetLife Inc 10.75%, 08/01/2039	$2,275,723
	Morgan Stanley
100,000	0.73%, 10/15/2015(c)	100,142
1,700,000	AUD, 7.63%, 03/03/2016	1,349,157
300,000	0.71%, 10/18/2016(c)	299,635
1,025,000	AUD, 4.75%, 11/16/2018	817,755
435,000	5.75%, 01/25/2021	507,790
2,225,000	CAD, 3.13%, 08/05/2021	1,836,005
570,000	3.75%, 02/25/2023	596,983
11,545,000	4.10%, 05/22/2023	12,015,008
3,895,000	4.35%, 09/08/2026	4,082,988
3,005,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	4,029,221
	Navient Corp
1,035,000	6.13%, 03/25/2024	993,600
195,000	5.88%, 10/25/2024	182,325
	Navient LLC
100,000	5.00%, 04/15/2015	100,000
100,000	4.63%, 09/25/2017	101,500
2,175,000	8.45%, 06/15/2018	2,414,250
345,000	5.50%, 01/15/2019	351,900
1,015,000	4.88%, 06/17/2019	1,012,463
190,000	5.50%, 01/25/2023	180,975
3,035,000	5.63%, 08/01/2033	2,484,906
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,250,698
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	704,161
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%,Perpetual(h)	75,079
905,000	EUR, 5.50%,Perpetual(h)	972,708
620,000	6.10%, 06/10/2023	689,475
1,185,000	6.00%, 12/19/2023	1,318,125
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	56,558
400,000	EUR, 6.93%, 04/09/2018	493,732
50,000	EUR, 4.63%, 09/22/2021(c)	55,448
100,000	Santander Financial Issuances Ltd 7.25%, 11/01/2015	103,251
300,000	Santander Issuances SAU(b) 5.91%, 06/20/2016	313,454
1,700,000	Societe Generale SA(b)(c)(d)(h) 5.92%, Perpetual	1,774,375
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	949,500
825,000	5.25%, 12/15/2019	815,719
2,545,000	6.00%, 06/01/2020	2,557,725
2,055,000	7.75%, 10/01/2021	2,250,225
825,000	8.25%, 10/01/2023	928,125
	XLIT Ltd
575,000	6.38%, 11/15/2024	708,391
725,000	6.25%, 05/15/2027	903,341

		133,060,886

Industrial — 4.11%
	AECOM Technology Corp(b)
215,000	5.75%, 10/15/2022	222,525
225,000	5.88%, 10/15/2024	236,250

Principal Amount(a)		Fair Value

Industrial — (continued)
$159,000	Agilent Technologies Inc 6.50%, 11/01/2017	$175,938
1,650,000	APL Ltd 8.00%, 01/15/2024	1,419,000
2,390,000	Atrium Windows & Doors Inc(b) 7.75%, 05/01/2019	2,007,600
950,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(b) 6.00%, 06/15/2017	952,375
	Bombardier Inc(b)
6,985,000	6.00%, 10/15/2022(d)	6,557,169
1,550,000	CAD, 7.35%, 12/22/2026	1,211,559
425,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	433,500
950,000	Corning Inc 7.25%, 08/15/2036	1,235,906
248,000	Emeco Property Ltd(b) 9.88%, 03/15/2019	183,520
3,500,000	Hellenic Railways Organization SA(c) EUR, 0.66%, 05/24/2016	2,671,986
2,030,000	Jack Cooper Holdings Corp(b) 9.25%, 06/01/2020	2,095,975
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,160,000
1,620,000	6.50%, 08/15/2032	1,733,400
1,025,000	Meccanica Holdings USA Inc(b) 6.25%, 01/15/2040	1,042,938
386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045	376,251
865,000	Owens Corning 7.00%, 12/01/2036	1,059,584
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,136,694
105,000	Sealed Air Corp(b) 4.88%, 12/01/2022	107,100
	TransDigm Inc
2,200,000	7.50%, 07/15/2021	2,365,000
837,000	6.50%, 07/15/2024	841,185
375,000	Transfield Services Ltd(b) 8.38%, 05/15/2020	399,375

		32,624,830

Technology — 0.77%
655,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	564,938
2,445,000	Amkor Technology Inc 6.38%, 10/01/2022	2,518,350
	First Data Corp
1,057,000	11.25%, 01/15/2021	1,202,338
516,000	10.63%, 06/15/2021	586,950
1,053,000	11.75%, 08/15/2021	1,217,531

		6,090,107

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Utilities — 1.19%
$2,005,000	AES Corp 4.88%, 05/15/2023	$1,954,875
1,150,209	Bruce Mansfield Unit 1 2007 Pass Through Trust 6.85%, 06/01/2034	1,229,608
1,587,000	DPL Inc(b) 6.75%, 10/01/2019	1,674,285
2,210,000	EDP Finance BV(b) 4.13%, 01/15/2020	2,287,350
1,900,000	Enel Finance International NV(b) 6.00%, 10/07/2039	2,306,551

		9,452,669

TOTAL CORPORATE BONDS AND NOTES — 52.98% (Cost $397,295,598)		$420,206,478

CONVERTIBLE BONDS
Basic Materials — 0.03%
215,000	RPM International Inc(d) 2.25%, 12/15/2020	253,431

Communications — 1.05%
1,608,000	Alcatel-Lucent EUR, 0.13%, 01/30/2020	1,958,582
	Ciena Corp
3,825,000	0.88%, 06/15/2017(d)	3,793,922
1,045,000	3.75%, 10/15/2018(b)	1,280,778
1,140,000	JDS Uniphase Corp(d) 0.63%, 08/15/2033	1,179,188
58,458	Liberty Interactive LLC 3.50%, 01/15/2031	32,225
85,000	Priceline Group Inc(b) 0.90%, 09/15/2021	82,025

		8,326,720

Consumer, Cyclical — 0.10%
780,000	KB Home 1.38%, 02/01/2019	745,875

Consumer, Non-cyclical — 0.23%
160,000	Hologic Inc(i) 2.00%, 03/01/2042	198,100
570,000	Omnicare Inc 3.75%, 12/15/2025	1,650,863

		1,848,963

Energy — 0.91%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035(d)	375,938
3,265,000	2.50%, 05/15/2037	3,128,278
4,120,000	2.25%, 12/15/2038	3,738,900

		7,243,116

Principal Amount(a)			Fair Value

Financial — 0.30%
$35,000		iStar Financial Inc 3.00%, 11/15/2016	$41,453
195,000		Jefferies Group LLC 3.88%, 11/01/2029	197,072
1,810,000		Old Republic International Corp(d) 3.75%, 03/15/2018	2,135,800

			2,374,325

Industrial — 0.02%
95,000		Trinity Industries Inc 3.88%, 06/01/2036	148,437

Technology — 2.42%
515,000		Brocade Communications Systems Inc(b) 1.38%, 01/01/2020	541,716
		Intel Corp
4,565,000		3.48%, 12/15/2035	5,677,719
6,090,000		3.25%, 08/01/2039	9,614,587
3,395,000		Nuance Communications Inc 2.75%, 11/01/2031	3,369,537

			19,203,559

TOTAL CONVERTIBLE BONDS — 5.06% (Cost $33,180,004)			$40,144,426

FOREIGN GOVERNMENT BONDS AND NOTES
		Canadian Government Bond
35,340,000		CAD, 2.50%, 06/01/2015	27,991,579
3,625,000		CAD, 3.00%, 12/01/2015	2,907,957
13,981,000		CAD, 1.25%, 02/01/2016	11,100,906
8,945,000		CAD, 1.25%, 09/01/2018	7,236,795
17,325,000		Inter-American Development Bank NZD, 6.00%, 12/15/2017	13,724,300
		Mexican Bonos
835,000	(j)	MXP, 6.50%, 06/10/2021	5,728,105
845,500	(j)	MXP, 8.00%, 12/07/2023	6,323,820
1,145,000	(j)	MXP, 10.00%, 12/05/2024	9,748,658
335,000	(j)	MXP, 7.50%, 06/03/2027	2,437,322
85,000	(j)	MXP, 8.50%, 05/31/2029	673,245
115,000	(j)	MXP, 7.75%, 05/29/2031	857,019
		New South Wales Treasury Corp
8,775,000		AUD, 6.00%, 02/01/2018	7,429,309
10,505,000		AUD, 3.50%, 03/20/2019	8,441,541
12,670,000		New Zealand Government Bond NZD, 5.00%, 03/15/2019	10,128,157
		Norway Government Bond
18,370,000		NOK, 5.00%, 05/15/2015	2,288,947
34,725,000		NOK, 4.25%, 05/19/2017	4,616,235
6,700,000		Portugal Government International Bond(b) 5.13%, 10/15/2024	7,412,076
300,000		Portugal Telecom International Finance BV EUR, 4.38%, 03/24/2017	326,993

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
$656,378	Province of Alberta Canada CAD, 5.93%, 09/16/2016	$543,650

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 16.38% (Cost $146,728,078)		$129,916,614

MUNICIPAL BONDS AND NOTES
1,675,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2034	1,471,990
1,495,000	State of Illinois 5.52%, 04/01/2038	1,473,053
4,410,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	3,361,302

TOTAL MUNICIPAL BONDS AND NOTES — 0.80% (Cost $7,566,109)		$6,306,345

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
100,000,000	0.25%, 09/30/2015	100,046,900
4,845,000	0.38%, 11/15/2015	4,849,922
5,465,000	0.25%, 12/15/2015(d)	5,466,279
23,310,000	0.25%, 02/29/2016	23,308,182

TOTAL U.S. TREASURY BONDS AND NOTES — 16.85% (Cost $133,569,991)		$133,671,283

Shares

COMMON STOCK
Basic Materials — 0.56%
19,553	PPG Industries Inc	4,409,984

Communications — 0.08%
11,481	Level 3 Communications Inc(k)	618,137

Consumer, Cyclical — 0.35%
172,110	Ford Motor Co	2,777,855

Energy — 0.07%
42,007	Chesapeake Energy Corp(d)	594,819

Industrial — 0.22%
51,679	Corning Inc	1,172,080
26,029	Owens-Illinois Inc(k)	606,996

		1,779,076

TOTAL COMMON STOCK — 1.28% (Cost $6,176,436)		$10,179,871

Shares		Fair Value

CONVERTIBLE PREFERRED STOCK
Energy — 0.05%
240	Chesapeake Energy Corp, 5.75%(b)	$207,300
3,999	SandRidge Energy Inc, 7.00%	153,462

		360,762

Financial — 0.48%
976	Crown Castle International Corp, 4.50%	102,314
35,349	FelCor Lodging Trust Inc Series A, 1.95%(d)	924,596
51,187	Weyerhaeuser Co Series A, 6.38%	2,800,891

		3,827,801

Industrial — 0.18%
12,500	Stanley Black & Decker Inc Series A, 6.25%(d)	1,465,625

Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%	306,954

TOTAL CONVERTIBLE PREFERRED STOCK — 0.75% (Cost $5,699,238)		$5,961,142

PREFERRED STOCK
Basic Materials — 0.39%
25,770	Alcoa Inc	1,130,659
112,340	ArcelorMittal	1,686,852
43,325	Cliffs Natural Resources Inc	228,756

		3,046,267

Energy — 0.34%
9,974	Chesapeake Energy Corp(d)	880,424
30,000	El Paso Energy Capital Trust I	1,800,936

		2,681,360

Financial — 0.55%
1,838	Ally Financial Inc(b)	1,877,345
1,484	Bank of America Corp	1,701,963
3,200	Health Care REIT Inc	216,700
1,013	iStar Financial Inc	56,920
10,955	SLM Corp(d)	541,287

		4,394,215

Utilities — 0.12%
25,000	Southern California Edison Co	615,000

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Utilities — (continued)
3,600	Union Electric Co	$345,600

		960,600

TOTAL PREFERRED STOCK — 1.40% (Cost $10,361,934)		$11,082,442

Principal Amount(a)

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.12%
$14,728,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	14,728,000
5,000,000	Federal Home Loan Mortgage Corp 0.05%, 04/02/2015	4,999,993
5,000,000	Tennessee Valley Authority 0.03%, 04/07/2015	4,999,975

		24,727,968

Repurchase Agreements — 4.30%
1,703,711	Undivided interest of 10.76% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $1,703,711 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(l)	1,703,711

8,093,155	Undivided interest of 10.76% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $8,093,155 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(l)	8,093,155

Principal Amount(a)		Fair Value

Repurchase Agreements — (continued)

$8,093,154	Undivided interest of 10.76% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $8,093,154 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(l)	$8,093,154

8,093,154	Undivided interest of 28.86% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $8,093,154 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(l)	8,093,154

8,093,154	Undivided interest of 37.38% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $8,093,154 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(l)	8,093,154

		34,076,328

TOTAL SHORT TERM INVESTMENTS — 7.42% (Cost $58,804,296)		$58,804,296

TOTAL INVESTMENTS — 103.21% (Cost $801,895,362)		$818,571,582

OTHER ASSETS & LIABILITIES, NET — (3.21)%		$(25,434,626)

TOTAL NET ASSETS — 100.00%		$793,136,956

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $113,889,278 and $112,069,078, respectively, representing 14.13% of net assets.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.
(d)	All or a portion of the security is on loan at March 31, 2015.
(e)	Security is fair valued under procedures adopted by the Board of Directors.
(f)

Security in default; some interest payments received during the last 12 months. At March 31, 2015, the aggregate cost and fair value of such securities was $913,951 and $1,197,276, respectively, representing 0.15% of net assets.

(g)	Restricted security; further details of these securities are included in a subsequent table.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2015. Maturity date disclosed represents final maturity date.

(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Goldman Sachs Group Inc	3.55%	02/12/2021	02/05/2014	$7,334,539	$6,871,861	0.87%

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Asset-Backed Securities	$	—	$	2,298,685	$	—	$	2,298,685
Corporate Bonds and Notes		—		418,148,689		2,057,789		420,206,478
Convertible Bonds		—		40,144,426		—		40,144,426
Foreign Government Bonds and Notes		—		129,916,614		—		129,916,614
Municipal Bonds and Notes		—		6,306,345		—		6,306,345
U.S. Treasury Bonds and Notes		—		133,671,283		—		133,671,283
Common Stock		10,179,871		—		—		10,179,871
Convertible Preferred Stock		102,314		5,858,828		—		5,961,142
Preferred Stock		1,730,643		9,351,799		—		11,082,442
Short Term Investments		—		58,804,296		—		58,804,296

Total Assets	$	12,012,828	$	804,500,965	$	2,057,789	$	818,571,582

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

March 31, 2015

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	801,941,995

Gross unrealized appreciation on investments		57,290,571
Gross unrealized depreciation on investments		(40,660,984)

Net unrealized appreciation on investments	$	16,629,587

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $33,219,416 and received collateral of $34,076,328 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.27%
34,647	Cabot Corp	$1,559,115
64,935	Globe Specialty Metals Inc	1,228,570
97,464	Horsehead Holding Corp(a)(b)	1,233,894
27,264	Minerals Technologies Inc	1,992,999
23,840	PH Glatfelter Co	656,315
54,109	Tronox Ltd Class A	1,100,036

		7,770,929

Communications — 5.81%
130,467	Calix Inc(a)	1,094,618
62,013	EW Scripps Co Class A	1,763,650
30,827	John Wiley & Sons Inc Class A	1,884,763
44,577	Journal Communications Inc(a)	660,631
25,647	Liberty Ventures(a)	1,077,430
85,257	New Media Investment Group Inc	2,040,200
64,294	Perficient Inc(a)	1,330,243
33,874	Safeguard Scientifics Inc(a)	612,442
69,500	Time Inc	1,559,580
53,651	West Corp	1,809,648

		13,833,205

Consumer, Cyclical — 15.02%
51,553	Barnes & Noble Inc(a)	1,224,384
57,117	Carmike Cinemas Inc(a)	1,919,131
46,551	Carrols Restaurant Group Inc(a)	385,908
100,549	Christopher & Banks Corp(a)	559,052
24,789	Churchill Downs Inc	2,849,991
27,818	Core-Mark Holding Co Inc	1,789,254
5,141	Cracker Barrel Old Country Store Inc	782,152
58,196	Diamond Resorts International Inc(a)	1,945,492
88,661	Fox Factory Holding Corp(a)	1,360,060
27,943	Genesco Inc(a)	1,990,380
28,122	H&E Equipment Services Inc	702,769
24,890	HSN Inc	1,698,245
35,938	Jarden Corp(a)	1,901,120
61,666	Knoll Inc	1,444,834
20,466	La-Z-Boy Inc	575,299
50,015	Libbey Inc	1,996,099
52,743	MarineMax Inc(a)	1,398,217
30,984	Marriott Vacations Worldwide Corp	2,511,253
34,592	Metaldyne Performance Group Inc(a)	623,348
99,190	National CineMedia Inc	1,497,769
75,956	Remy International Inc	1,686,983
39,134	Rush Enterprises Inc Class A(a)	1,070,706
23,061	Sally Beauty Holdings Inc(a)	792,607
49,345	Six Flags Entertainment Corp	2,388,791
11,120	Tenneco Inc(a)	638,510

		35,732,354

Consumer, Non-cyclical — 12.28%
13,950	Avis Budget Group Inc(a)	823,259

Shares		Fair Value

Consumer, Non-cyclical — (continued)
32,918	Bio-Reference Laboratories Inc(a)	$1,160,030
125,556	BioScrip Inc(a)(b)	556,213
74,749	Cott Corp	700,398
29,508	Cynosure Inc Class A(a)	905,010
43,051	Euronet Worldwide Inc(a)(b)	2,529,246
44,412	FTI Consulting Inc(a)	1,663,674
5,436	J&J Snack Foods Corp	580,021
64,026	KAR Auction Services Inc	2,428,506
17,360	Macquarie Infrastructure Co LLC	1,428,554
25,454	McGrath RentCorp	837,691
42,807	Post Holdings Inc(a)(b)	2,005,080
45,118	Rollins Inc	1,115,781
82,366	RPX Corp(a)	1,185,247
71,362	SpartanNash Co	2,252,185
32,774	SurModics Inc(a)	853,107
13,728	Teleflex Inc	1,658,754
31,228	Vectrus Inc(a)	796,002
34,555	Viad Corp	961,320
47,837	VWR Corp(a)(b)	1,243,284
13,106	WellCare Health Plans Inc(a)	1,198,675
21,675	WEX Inc(a)	2,327,028

		29,209,065

Energy — 3.95%
26,599	Bristow Group Inc	1,448,316
9,496	Clayton Williams Energy Inc(a)	480,782
128,310	Helix Energy Solutions Group Inc(a)(b)	1,919,518
260,226	Parker Drilling Co(a)	908,189
63,268	Primoris Services Corp	1,087,577
59,644	QEP Resources Inc	1,243,577
97,812	SunCoke Energy Inc	1,461,311
71,521	Synergy Resources Corp(a)	847,524

		9,396,794

Financial — 29.33%
39,164	American Campus Communities Inc REIT	1,678,961
91,891	BancorpSouth Inc	2,133,709
85,295	BioMed Realty Trust Inc REIT	1,932,785
15,911	Bryn Mawr Bank Corp	483,854
55,813	Capitol Federal Financial Inc	697,663
113,089	Cathay General Bancorp	3,217,382
15,686	City National Corp	1,397,309
4,106	Credit Acceptance Corp(a)	800,670
89,143	CubeSmart REIT	2,152,803
94,481	CVB Financial Corp	1,506,027
95,773	Employers Holdings Inc	2,584,913
26,670	Federal Agricultural Mortgage Corp Class C	751,827
101,047	First Financial Bancorp	1,799,647
52,373	First Financial Bankshares Inc(b)	1,447,590
137,188	FNFV Group(a)	1,934,351
51,444	HCC Insurance Holdings Inc	2,915,332
98,149	Hercules Technology Growth Capital Inc(b)	1,323,049
215,304	Hersha Hospitality Trust REIT	1,393,017

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
27,990	Home BancShares Inc	$948,581
20,563	Home Properties Inc REIT	1,424,810
29,072	Iberiabank Corp	1,832,408
11,415	MarketAxess Holdings Inc	946,304
24,430	Mid-America Apartment Communities Inc REIT	1,887,706
31,651	National Retail Properties Inc REIT	1,296,741
35,170	Omega Healthcare Investors Inc REIT(b)	1,426,847
54,710	PacWest Bancorp	2,565,352
41,514	Pinnacle Financial Partners Inc	1,845,712
43,088	Popular Inc(a)	1,481,796
30,116	Potlatch Corp REIT	1,205,845
36,701	ProAssurance Corp	1,684,943
38,186	Prosperity Bancshares Inc	2,004,001
22,163	Reinsurance Group of America Inc	2,065,370
145,291	Retail Opportunity Investments Corp REIT	2,658,825
22,786	Sabra Health Care Inc REIT	755,356
24,433	Signature Bank(a)	3,166,028
21,855	Sovran Self Storage Inc REIT	2,053,059
44,608	Stifel Financial Corp(a)	2,486,896
112,286	Talmer Bancorp Inc Class A	1,719,660
29,700	Texas Capital Bancshares Inc(a)	1,444,905
45,619	TriState Capital Holdings Inc(a)	477,631
47,458	Wintrust Financial Corp	2,262,797

		69,792,462

Industrial — 18.73%
23,363	Advanced Energy Industries Inc(a)	599,495
14,395	Alamo Group Inc	908,756
36,484	Albany International Corp Class A	1,450,239
43,998	Altra Industrial Motion Corp	1,216,105
26,271	Armstrong World Industries Inc(a)	1,509,794
12,734	AZZ Inc	593,277
63,512	Babcock & Wilcox Co	2,038,100
28,070	Belden Inc	2,626,229
17,810	Checkpoint Systems Inc	192,704
15,445	DXP Enterprises Inc(a)	680,970
30,102	EnerSys	1,933,753
48,375	Exelis Inc	1,178,899
11,391	Genesee & Wyoming Inc Class A(a)	1,098,548
32,663	Haynes International Inc	1,457,096
72,349	John Bean Technologies Corp	2,584,306
15,492	Kirby Corp(a)	1,162,675
23,559	KLX Inc(a)	907,964
26,401	Littelfuse Inc	2,623,995
19,165	Masonite International Corp(a)	1,289,038
36,247	Methode Electronics Inc	1,705,059
52,934	MYR Group Inc(a)	1,658,952
22,925	Old Dominion Freight Line Inc(a)	1,772,103
57,611	Raven Industries Inc(b)	1,178,721
32,550	RBC Bearings Inc	2,491,377
30,039	Rogers Corp(a)	2,469,506
19,334	RTI International Metals Inc(a)	694,284

Shares		Fair Value

Industrial — (continued)
30,688	Summit Materials Inc Class A(a)	$679,739
50,772	TriMas Corp(a)	1,563,270
94,003	Vishay Intertechnology Inc	1,299,121
18,838	Wabtec Corp	1,789,798
25,068	Waste Connections Inc	1,206,774

		44,560,647

Technology — 6.35%
84,429	Convergys Corp	1,930,891
52,805	CSG Systems International Inc	1,604,744
52,128	Digi International Inc(a)	520,237
38,600	Diodes Inc(a)	1,102,416
22,000	DST Systems Inc	2,435,620
23,749	MedAssets Inc(a)	446,956
21,003	Monotype Imaging Holdings Inc	685,538
46,232	Semtech Corp(a)	1,231,852
35,501	Synchronoss Technologies Inc(a)	1,684,877
76,270	Teradyne Inc	1,437,690
32,946	Verint Systems Inc(a)	2,040,346

		15,121,167

Utilities — 2.68%
44,490	ALLETE Inc	2,347,292
42,493	NorthWestern Corp	2,285,699
33,959	UIL Holdings Corp	1,746,172

		6,379,163

TOTAL COMMON STOCK — 97.42% (Cost $158,173,852)		$231,795,786

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.27%
$5,400,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	5,400,000

Repurchase Agreements — 3.61%
429,328	Undivided interest of 2.71% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $429,328 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(c)	429,328

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,039,412	Undivided interest of 2.71% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $2,039,412 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(c)	$2,039,412

2,039,412	Undivided interest of 2.71% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $2,039,412 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(c)	2,039,412

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,039,412	Undivided interest of 7.27% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $2,039,412 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(c)	$2,039,412

2,039,412	Undivided interest of 9.42% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $2,039,412 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(c)	2,039,412

		8,586,976

TOTAL SHORT TERM INVESTMENTS — 5.88% (Cost $13,986,976)		$13,986,976

TOTAL INVESTMENTS — 103.30% (Cost $172,160,828)		$245,782,762

OTHER ASSETS & LIABILITIES, NET — (3.30)%		$(7,851,480)

TOTAL NET ASSETS — 100.00%		$237,931,282

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing

March 31, 2015

methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	231,795,786	$	—	$	—	$	231,795,786
Short Term Investments		—		13,986,976		—		13,986,976

Total Assets	$	231,795,786	$	13,986,976	$	0	$	245,782,762

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

March 31, 2015

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	172,341,885

Gross unrealized appreciation on investments		78,347,423
Gross unrealized depreciation on investments		(4,906,546)

Net unrealized appreciation on investments	$	73,440,877

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $8,287,098 and received collateral of $8,586,976 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 7.24%
51,087	Air Liquide SA(a)	$6,576,884
64,826	Akzo Nobel NV(a)	4,901,450
29,861	Linde AG(a)	6,072,189
79,528	Rio Tinto PLC(a)	3,278,880
30,000	Shin-Etsu Chemical Co Ltd(a)	1,958,643

		22,788,046

Communications — 6.04%
5,513	Alibaba Group Holding Ltd Sponsored ADR(b)	458,902
295,611	British Sky Broadcasting Group PLC(a)	4,346,817
79,030	ProSiebenSat.1 Media AG(a)	3,865,572
466,704	Singapore Telecommunications Ltd(a)	1,489,270
389,732	WPP PLC(a)	8,845,236

		19,005,797

Consumer, Cyclical — 15.50%
618,338	Compass Group PLC(a)	10,724,682
35,599	Delphi Automotive PLC	2,838,664
136,800	Denso Corp(a)	6,236,073
7,618,400	Global Brands Group Holding Ltd(b)	1,493,679
101,180	Hennes & Mauritz AB Class B(a)	4,099,585
1,771	Hermes International(a)	625,310
201,600	Honda Motor Co Ltd(a)	6,580,817
3,832,400	Li & Fung Ltd	3,742,110
33,818	LVMH Moet Hennessy Louis Vuitton SE(a)	5,951,372
82,242	Yum! Brands Inc	6,474,090

		48,766,382

Consumer, Non-cyclical — 29.69%
93,309	Bayer AG(a)	13,960,454
56,881	Beiersdorf AG(a)(c)	4,932,107
72,912	Bureau Veritas SA(a)	1,564,303
23,502	Carlsberg A/S Class B(a)(c)	1,937,889
92,216	Danone SA(a)	6,216,057
137,587	Diageo PLC(a)	3,801,086
347,988	Hays PLC(a)	784,882
24,224	Heineken NV(a)	1,848,930
105,200	Japan Tobacco Inc(a)	3,325,884
49,810	Loblaw Cos Ltd(c)	2,435,147
52,745	Merck KGaA(a)	5,903,083
136,451	Nestle SA(a)	10,275,093
44,925	Novartis AG(a)	4,434,119
33,339	Pernod Ricard SA(a)	3,942,046
112,575	Randstad Holding NV(a)	6,824,261
77,759	Reckitt Benckiser Group PLC(a)	6,678,752
23,855	Roche Holding AG(a)	6,555,166
13,975	Sonova Holding AG(a)	1,939,069
134,300	Terumo Corp(a)	3,537,858

Shares		Fair Value

Consumer, Non-cyclical — (continued)
12,799	Valeant Pharmaceuticals International Inc(b)	$2,542,137

		93,438,323

Energy — 2.41%
270,222	BG Group PLC(a)	3,316,219
330,700	Inpex Corp(a)	3,643,914
21,504	Suncor Energy Inc	628,371

		7,588,504

Financial — 16.18%
1,028,400	AIA Group Ltd(a)	6,456,795
921,842	Barclays PLC(a)	3,326,714
401,600	DBS Group Holdings Ltd(a)	5,954,867
728,777	HSBC Holdings PLC(a)	6,209,108
471,766	ING Groep NV(a)(b)	6,910,390
144,887	Itau Unibanco Holding SA ADR	1,602,450
66,946	Julius Baer Group Ltd(a)	3,346,219
137,900	Kasikornbank PCL(a)	974,587
26,850	KBC Groep NV(a)(b)	1,659,386
142,845	Prudential PLC(a)	3,543,687
162,710	Sberbank of Russia Sponsored ADR	711,043
202,852	Standard Chartered PLC(a)	3,284,019
370,869	UBS Group AG(a)(b)	6,954,206

		50,933,471

Industrial — 13.81%
93,513	Canadian National Railway Co	6,253,214
19,200	FANUC Corp(a)	4,191,625
600,344	Hon Hai Precision Industry Co Ltd(a)	1,757,291
183,700	Hoya Corp(a)	7,354,308
9,284	Kuehne + Nagel International AG(a)	1,378,410
74,600	Kyocera Corp(a)	4,077,095
49,975	Legrand SA(a)	2,707,023
13,871	MTU Aero Engines AG(a)	1,358,925
84,698	Orica Ltd(a)(c)	1,286,161
241,308	Rolls-Royce Holdings PLC(a)	3,401,596
86,945	Schneider Electric SE(a)	6,765,928
176,574	Smiths Group PLC(a)	2,917,778

		43,449,354

Technology — 6.81%
69,740	Amadeus IT Holding SA Class A(a)	2,988,841
18,110	Check Point Software Technologies Ltd(b)	1,484,477
23,936	Dassault Systemes(a)	1,619,849
17,143	NCR Corp(b)(c)	505,890
4,367	Samsung Electronics Co Ltd GDR(a)(d)	2,808,678
73,222	SAP SE(a)	5,292,273

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
286,857	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$6,735,402

		21,435,410

Utilities — 1.12%
177,964	GDF Suez(a)	3,513,535

TOTAL COMMON STOCK — 98.80% (Cost $260,855,856)		$310,918,822

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 3.64%
$2,725,721	Undivided interest of 3.62% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $2,725,721 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(e)	2,725,721

2,725,721	Undivided interest of 3.62% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $2,725,721 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(e)	2,725,721

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$573,805	Undivided interest of 3.63% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $573,805 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(e)	$573,805

2,725,722	Undivided interest of 5.11% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $2,725,722 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(e)	2,725,722

2,725,722	Undivided interest of 6.79% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $2,725,722 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 - 12/1/44, with a value of $40,344,797.(e)	2,725,722

TOTAL SHORT TERM INVESTMENTS — 3.64% (Cost $11,476,691)		$11,476,691

TOTAL INVESTMENTS — 102.44% (Cost $272,332,547)		$322,395,513

OTHER ASSETS & LIABILITIES, NET — (2.44)%		$(7,694,015)

TOTAL NET ASSETS — 100.00%		$314,701,498

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 31, 2015.
(d)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $2,322,150 and $2,808,678, respectively, representing 0.89% of net assets.

(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Summary of Investments by Country as of March 31, 2015.

Country	Fair Value	Percentage of Fund Investments

United Kingdom	$67,298,120	20.88%
Germany	41,384,603	12.84
Japan	40,906,217	12.69
France	39,482,307	12.25
Switzerland	34,882,282	10.82
United States	22,492,487	6.97
Netherlands	20,485,031	6.35
Hong Kong	10,198,905	3.16
Canada	9,316,732	2.89
Taiwan	8,492,693	2.63
Singapore	7,444,137	2.31
Sweden	4,099,585	1.27
Spain	2,988,841	0.93
South Korea	2,808,678	0.87
Denmark	1,937,889	0.60
Belgium	1,659,386	0.52
Brazil	1,602,450	0.50
Israel	1,484,477	0.46
Australia	1,286,161	0.40
Thailand	974,587	0.30
Russia	711,043	0.22
China	458,902	0.14

Total	$322,395,513	100.00%

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the

March 31, 2015

market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	37,905,576	$	273,013,246	$	—	$	310,918,822
Short Term Investments		—		11,476,691		—		11,476,691

Total Assets	$	37,905,576	$	284,489,937	$	0	$	322,395,513

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of March 31, 2015, the following transfers between levels were recognized between valuation levels.

Investments	Transfers from Level 1 to Level 2 (a)	Transfers from Level 2 to Level 1 (b)

Consumer, Cyclical	-	$1,493,679
Financial	$6,954,206	-

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

March 31, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	276,543,518

Gross unrealized appreciation on investments		63,660,906
Gross unrealized depreciation on investments		(17,808,911)

Net unrealized appreciation on investments	$	45,851,995

March 31, 2015

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $9,913,586 and received collateral of $11,476,691 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.21%
104,964	Brenntag AG(a)	$6,271,006
5,037	Givaudan SA(a)	9,100,084
37,920	Sigma-Aldrich Corp	5,242,440
127,817	Symrise AG(a)	8,059,292

		28,672,822

Communications — 7.57%
210,900	Fuji Media Holdings Inc(a)	2,989,385
876,000	KDDI Corp(a)	19,791,058
154,700	Nippon Television Holdings Inc(a)	2,575,047
615,656	TDC A/S(a)	4,411,151
1,251,043	Telefonaktiebolaget LM Ericsson Class B(a)	15,706,772
1,854,288	Vodafone Group PLC(a)	6,066,432

		51,539,845

Consumer, Cyclical — 4.57%
1,077,176	Compass Group PLC(a)	18,682,937
3,123,483	Esprit Holdings Ltd(a)	3,168,481
33,200	Sankyo Co Ltd(a)	1,179,150
334,200	USS Co Ltd(a)	5,774,835
129,700	Yamaha Corp(a)	2,264,875

		31,070,278

Consumer, Non-cyclical — 37.67%
101,018	Bayer AG(a)	15,113,838
1,944,557	Brambles Ltd(a)	17,005,539
203,971	British American Tobacco PLC(a)	10,560,882
476,701	Bunzl PLC(a)	12,916,952
262,901	Colgate-Palmolive Co	18,229,555
357,506	Danone SA(a)	24,098,612
586,226	GlaxoSmithKline PLC(a)	13,490,464
151,005	Heineken NV(a)	11,525,661
17,103	Intertek Group PLC(a)	633,252
65,800	Ito En Ltd(a)(b)	1,419,430
383,200	Japan Tobacco Inc(a)	12,114,817
412,000	Kao Corp(a)	20,572,826
73,900	Kobayashi Pharmaceutical Co Ltd(a)	5,288,299
73,500	Kose Corp(a)	4,053,655
363,127	Nestle SA(a)	27,344,349
145,600	Nihon Kohden Corp(a)	3,960,219
124,027	Novartis AG(a)	12,241,525
245,879	Reckitt Benckiser Group PLC(a)	21,118,647
34,703	Roche Holding AG(a)	9,536,110
470,500	Santen Pharmaceutical Co Ltd(a)	6,862,630
142,800	Terumo Corp(a)(b)	3,761,773
110,000	Toyo Suisan Kaisha Ltd(a)	3,870,059
80,301	UBM PLC(a)	628,317

		256,347,411

Energy — 1.42%
617,574	Cairn Energy PLC(a)(c)	1,429,979
322,400	Inpex Corp(a)	3,552,458

Shares		Fair Value

Energy — (continued)
156,941	Royal Dutch Shell PLC Class A(a)	$4,665,786

		9,648,223

Financial — 17.71%
282,131	Amlin PLC(a)	2,110,718
7,254,990	Bank of Ireland(a)(c)	2,768,117
318,000	Chiba Bank Ltd(a)(c)	2,330,642
421,000	Daiwa Securities Group Inc(a)	3,314,065
248,533	Deutsche Annington Immobilien SE(a)	8,374,941
354,695	Deutsche Wohnen AG(a)	9,071,908
589,798	DNB ASA(a)	9,466,089
20,061	Euler Hermes Group(a)	2,133,399
22,110	Fairfax Financial Holdings Ltd	12,394,379
312,000	Hachijuni Bank Ltd(a)(c)	2,199,952
263,951	Hiscox Ltd(a)	3,331,757
854,528	HSBC Holdings PLC(a)	7,280,494
372,800	IG Group Holdings PLC(a)(c)	3,911,813
640,559	ING Groep NV(a)(c)	9,382,857
199,388	Jardine Lloyd Thompson Group PLC(b)	3,093,763
448,000	Joyo Bank Ltd(a)	2,302,347
53,723	Julius Baer Group Ltd(a)	2,685,283
39,216	Jyske Bank A/S(a)(c)	1,648,646
55,083	LEG Immobilien AG(a)	4,369,448
466,900	North Pacific Bank Ltd(a)	1,762,141
232,500	Sony Financial Holdings Inc(a)	3,739,996
150,200	Sumitomo Mitsui Financial Group Inc(a)	5,753,349
56,490	Sydbank A/S(a)	1,768,281
215,377	TAG Immobilien AG(a)(b)(c)	2,970,269
326,890	UniCredit SpA(a)	2,216,728
29,881	Zurich Insurance Group AG(a)	10,099,845

		120,481,227

Industrial — 7.88%
1,924,193	Cobham PLC(a)	8,665,002
12,800	Geberit AG(a)	4,789,961
92,700	Glory Ltd(a)(b)	2,581,502
524,468	Halma PLC(a)	5,415,111
52,395	Hirose Electric Co Ltd(a)(c)	6,745,888
121,694	Legrand SA(a)	6,591,866
14,211	Schindler Holding AG(a)	2,358,483
105,545	Spectris PLC(a)	3,373,632
569,200	Yamato Holdings Co Ltd(a)	13,119,295

		53,640,740

Technology — 12.52%
62,650	Accenture PLC Class A	5,869,678
67,642	Altera Corp	2,902,518
233,252	Amadeus IT Holding SA Class A(a)	9,996,460
197,358	Analog Devices Inc	12,433,554
48,666	ASM International NV(a)	2,243,738
455,238	Computershare Ltd(a)	4,400,256
63,739	Dassault Systemes(a)	4,313,483

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
397,734	Infineon Technologies AG(a)	$4,731,796
76,134	Neopost SA	4,187,280
324,500	Nomura Research Institute Ltd(a)	12,191,537
117,300	Obic Co Ltd(a)	4,974,146
448,188	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	10,523,454
69,827	Texas Instruments Inc	3,993,057
58,209	Xilinx Inc	2,462,241

		85,223,198

TOTAL COMMON STOCK — 93.55% (Cost $509,942,234)		$636,623,744

PREFERRED STOCK
Consumer, Non-cyclical — 2.36%
136,614	Henkel AG & Co KGaA(a)	16,046,799

TOTAL PREFERRED STOCK — 2.36% (Cost $10,161,887)		$16,046,799

Contract Value

PURCHASED OPTIONS
5,680,280	Euro Call, Japanese Yen Put Currency Option, strike price 161.50 EUR, expiration July 2015	12
1,717,436,033	Japanese Yen Put, U.S. Dollar Call Currency Option, strike price 116.50 JPY, expiration July 2015	525,295

TOTAL PURCHASED OPTIONS — 0.08% (Cost $226,497)		$525,307

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.30%
$7,442,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	7,442,000
15,000,000	Federal Home Loan Bank 0.03%, 04/13/2015	14,999,850

		22,441,850

Principal Amount		Fair Value

Repurchase Agreements — 1.18%
$403,259	Undivided interest of 2.55% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $403,259 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(d)	$403,259
1,915,617	Undivided interest of 2.55% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $1,915,617 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(d)	1,915,617
1,915,617	Undivided interest of 2.55% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $1,915,617 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(d)	1,915,617
1,915,617	Undivided interest of 3.59% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $1,915,617 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(d)	1,915,617

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,915,617	Undivided interest of 4.78% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $1,915,617 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 -12/1/44, with a value of $40,344,797.(d)	$1,915,617

		8,065,727

TOTAL SHORT TERM INVESTMENTS — 4.48% (Cost $30,507,577)		$30,507,577

TOTAL INVESTMENTS — 100.47% (Cost $550,838,195)		$683,703,427

OTHER ASSETS & LIABILITIES, NET — (0.47)%		$(3,223,107)

TOTAL NET ASSETS — 100.00%		$680,480,320

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Currency Abbreviations:
EUR	Euro Dollar
JPY	Japanese Yen

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Summary of Investments by Country as of March 31, 2015.

Country	Fair Value	Percentage of Fund Investments

Japan	$161,045,376	23.56%
United Kingdom	119,378,395	17.46
Switzerland	78,155,640	11.43
United States	76,296,249	11.16
Germany	75,009,297	10.97
France	41,324,640	6.04
Netherlands	27,818,042	4.07
Australia	21,405,795	3.13
Sweden	15,706,772	2.30
Canada	12,394,379	1.81
Taiwan	10,523,454	1.54
Spain	9,996,460	1.46
Norway	9,466,089	1.39
Ireland	8,637,795	1.26
Denmark	7,828,078	1.15
Bermuda	3,331,757	0.49
Hong Kong	3,168,481	0.46
Italy	2,216,728	0.32

Total	$683,703,427	100.00%

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2015

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	81,331,919	$	555,291,825	$	—	$	636,623,744
Preferred Stock		—		16,046,799		—		16,046,799
Purchased Options		—		525,307		—		525,307
Short Term Investments		—		30,507,577		—		30,507,577

Total Assets	$	81,331,919	$	602,371,508	$	0	$	683,703,427

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

March 31, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	552,918,122

Gross unrealized appreciation on investments		144,414,073
Gross unrealized depreciation on investments		(13,628,768)

Net unrealized appreciation on investments	$	130,785,305

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including purchased options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Purchased Options

The Fund purchased exchange traded option contracts. Purchased call options may be used to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options may be used to reduce exposure to a decline in the value of securities, currency, or to decrease the Fund’s exposure to an underlying instrument. Purchased call or put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid

March 31, 2015

market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. When the Fund purchases a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. The Fund held an average market value of $572,124 in options for the reporting period.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $7,677,965 and received collateral of $8,065,727 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
U.S. Government Agency — 0.01%
$31,273	Federal Home Loan Mortgage Corp(a) Series T20, Class A7 0.47%, 12/25/2029	$31,273

TOTAL ASSET-BACKED SECURITIES — 0.01% (Cost $31,273)		$31,273

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 82.74%
	Federal Farm Credit Banks Funding Corp
16,516,000	0.01%, 04/01/2015	16,516,000
25,000,000	0.03%, 04/07/2015	24,999,875
20,000,000	0.03%, 04/08/2015	19,999,883
	Federal Home Loan Bank
23,000,000	0.07%, 04/06/2015	22,999,776
20,000,000	0.07%, 04/15/2015	19,999,494
27,299,999	0.08%, 04/17/2015	27,299,029
1,800,000	0.09%, 04/22/2015	1,799,906
15,600,000	0.07%, 04/24/2015	15,599,353
4,695,000	0.08%, 04/29/2015	4,694,726
20,000,000	0.08%, 05/08/2015	19,998,458
20,000,000	0.08%, 05/15/2015	19,998,167
	Federal Home Loan Mortgage Corp
15,000,000	0.04%, 04/24/2015	14,999,617
11,800,000	0.04%, 05/08/2015	11,799,515

Principal Amount		Fair Value

U.S. Government Agency Bonds and Notes — (continued)
$5,000,000	0.05%, 06/01/2015	$4,999,576
15,000,000	Federal National Mortgage Association 0.07%, 06/17/2015	14,997,915

		240,701,290

Repurchase Agreements — 17.19%
50,000,000	Repurchase agreement (principal amount/value $50,000,000 with a maturity value of $50,000,111) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/15, to be repurchased at $50,000,111 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.13%, 2/25/28 - 9/7/32, with a value of $51,000,130.	50,000,000

TOTAL SHORT TERM INVESTMENTS — 99.93% (Cost $290,701,290)		$290,701,290

TOTAL INVESTMENTS — 99.94% (Cost $290,732,563)		$290,732,563

OTHER ASSETS & LIABILITIES, NET — 0.06%		$166,361

TOTAL NET ASSETS — 100.00%		$290,898,924

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Money Market Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund’s shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.

Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

March 31, 2015

As of March 31, 2015, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid monthly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 5.59%
38,539	Ecolab Inc	$4,408,091
18,744	International Flavors & Fragrances Inc	2,200,546
24,644	LyondellBasell Industries NV Class A	2,163,743
18,015	Monsanto Co	2,027,408
9,387	PPG Industries Inc	2,117,144
10,918	Praxair Inc	1,318,239
13,615	Sherwin-Williams Co	3,873,468

		18,108,639

Communications — 14.85%
4,146	Alliance Data Systems Corp(a)	1,228,252
5,860	Amazon.com Inc(a)	2,180,506
6,727	Baidu Inc Sponsored ADR(a)	1,401,907
68,056	Comcast Corp Class A	3,843,122
85,228	Facebook Inc Class A(a)	7,007,020
7,183	Google Inc Class A(a)	3,984,410
14,079	Google Inc Class C(a)	7,715,292
36,185	Liberty Global PLC Class C(a)	1,802,375
7,642	LinkedIn Corp Class A(a)	1,909,430
2,798	Netflix Inc(a)	1,165,899
1,867	Priceline Group Inc(a)	2,173,468
5,785	Splunk Inc(a)	342,472
67,793	Time Warner Inc	5,724,441
56,255	Twenty-First Century Fox Inc Class A	1,903,669
54,211	Walt Disney Co	5,686,192

		48,068,455

Consumer, Cyclical — 14.96%
2,736	Chipotle Mexican Grill Inc(a)	1,779,877
15,924	Costco Wholesale Corp	2,412,406
87,061	CVS Health Corp	8,985,566
24,045	Delphi Automotive PLC	1,917,348
65,381	Delta Air Lines Inc	2,939,530
113,663	Home Depot Inc	12,913,253
16,951	Michael Kors Holdings Ltd(a)	1,114,528
3,740	O’Reilly Automotive Inc(a)	808,738
44,794	Ross Stores Inc	4,719,496
84,797	Starbucks Corp	8,030,276
10,144	Tesla Motors Inc(a)(b)	1,914,883
4,427	Whirlpool Corp	894,520

		48,430,421

Consumer, Non-cyclical — 29.42%
10,194	Actavis PLC(a)	3,033,938
14,695	Alexion Pharmaceuticals Inc(a)	2,546,644
26,487	AmerisourceBergen Corp	3,010,777
7,082	Biogen Idec Inc(a)	2,990,304
9,040	BioMarin Pharmaceutical Inc(a)	1,126,565
95,232	Celgene Corp(a)	10,978,345
68,065	Colgate-Palmolive Co	4,719,627
4,217	Constellation Brands Inc Class A(a)	490,058

Shares		Fair Value

Consumer, Non-cyclical — (continued)
28,815	Estee Lauder Cos Inc Class A	$2,396,255
43,660	Express Scripts Holding Co(a)	3,788,378
96,773	Gilead Sciences Inc(a)	9,496,335
7,703	Illumina Inc(a)	1,429,985
10,710	Incyte Corp Ltd(a)	981,679
23,830	Johnson & Johnson	2,397,298
9,249	Keurig Green Mountain Inc(b)	1,033,391
66,648	Lorillard Inc	4,355,447
137,931	MasterCard Inc Class A	11,915,859
11,894	McKesson Corp	2,690,423
44,663	Medtronic PLC	3,483,267
7,788	Monster Beverage Corp(a)	1,077,820
22,864	Moody’s Corp	2,373,283
48,327	PepsiCo Inc	4,621,028
11,015	Regeneron Pharmaceuticals Inc(a)	4,973,052
23,041	Valeant Pharmaceuticals International Inc(a)	4,576,403
40,323	Vertex Pharmaceuticals Inc(a)	4,756,904

		95,243,065

Energy — 2.85%
105,539	Cabot Oil & Gas Corp	3,116,567
7,955	Marathon Petroleum Corp	814,512
9,121	Pioneer Natural Resources Co	1,491,375
45,760	Schlumberger Ltd	3,818,214

		9,240,668

Financial — 4.08%
3,782	Affiliated Managers Group Inc(a)	812,298
3,735	BlackRock Inc Class A	1,366,412
19,420	Intercontinental Exchange Inc	4,530,104
49,080	TD Ameritrade Holding Corp	1,828,721
71,524	Visa Inc Class A	4,678,385

		13,215,920

Industrial — 10.47%
33,529	3M Co	5,530,608
28,334	Amphenol Corp Class A	1,669,723
15,934	Cummins Inc	2,209,090
27,940	Honeywell International Inc	2,914,421
16,660	Kansas City Southern	1,700,653
14,938	Precision Castparts Corp	3,136,980
5,299	Roper Industries Inc	911,428
42,062	Thermo Fisher Scientific Inc	5,650,609
26,187	Union Pacific Corp	2,836,314
25,941	United Parcel Service Inc Class B	2,514,720
41,103	United Technologies Corp	4,817,272

		33,891,818

Technology — 14.36%
29,583	Adobe Systems Inc(a)	2,187,367
32,486	Analog Devices Inc	2,046,618
141,068	Apple Inc	17,553,091
4,884	ARM Holdings PLC Sponsored ADR	240,781

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
24,565	ASML Holding NV	$2,481,802
26,709	Avago Technologies Ltd	3,391,509
125,644	EMC Corp	3,211,461
30,550	Micron Technology Inc(a)	828,821
178,516	Microsoft Corp	7,257,568
7,950	NXP Semiconductor NV(a)	797,862
60,646	QUALCOMM Inc	4,205,194
34,157	Salesforce.com Inc(a)	2,282,029

		46,484,103

TOTAL COMMON STOCK — 96.58% (Cost $237,641,501)		$312,683,089

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.17%
$10,272,000	Federal Home Loan Mortgage Corp 0.01%, 04/01/2015	10,272,000

Repurchase Agreements — 0.65%
104,594	Undivided interest of 0.66% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $104,594 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(c)	104,594

496,843	Undivided interest of 0.66% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $496,843 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(c)	496,843

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$496,843	Undivided interest of 0.66% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $496,843 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(c)	$496,843

496,843	Undivided interest of 0.93% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $496,843 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(c)	496,843

496,843	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $496,843 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 - 12/1/44, with a value of $40,344,797.(c)	496,843

		2,091,966

TOTAL SHORT TERM INVESTMENTS — 3.82% (Cost $12,363,966)		$12,363,966

TOTAL INVESTMENTS — 100.40% (Cost $250,005,467)		$325,047,055

OTHER ASSETS & LIABILITIES, NET — (0.40)%		$(1,284,500)

TOTAL NET ASSETS — 100.00%		$323,762,555

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Multi-Manager Large Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the

March 31, 2015

market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	312,683,089	$	—	$	—	$	312,683,089
Short Term Investments		—		12,363,966		—		12,363,966

Total Assets	$	312,683,089	$	12,363,966	$	0	$	325,047,055

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	250,234,850

Gross unrealized appreciation on investments		78,268,716
Gross unrealized depreciation on investments		(3,456,511)

Net unrealized appreciation on investments	$	74,812,205

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $2,050,456 and received collateral of $2,091,966 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

CONVERTIBLE BONDS
Consumer, Cyclical — 0.27%
$640,000	WESCO International Inc 6.00%, 09/15/2029	$1,581,200

Financial — 0.34%
1,806,000	MGIC Investment Corp(a) 5.00%, 05/01/2017	1,991,115

TOTAL CONVERTIBLE BONDS — 0.61% (Cost $2,576,748)		$3,572,315

Shares

COMMON STOCK
Basic Materials — 1.63%
36,500	Air Products & Chemicals Inc	5,521,720
83,700	Dow Chemical Co	4,015,926

		9,537,646

Communications — 9.83%
147,700	AT&T Inc	4,822,405
64,300	CBS Corp Class B	3,898,509
68,400	CenturyLink Inc	2,363,220
162,750	Cisco Systems Inc	4,479,694
201,250	Comcast Corp Class A(a)	11,283,081
10,900	Google Inc Class C(b)	5,973,200
78,700	Liberty Global PLC Class C(b)	3,920,047
77,200	Symantec Corp	1,803,778
81,910	Time Warner Inc	6,916,481
165,256	Verizon Communications Inc	8,036,399
121,781	Vodafone Group PLC Sponsored ADR	3,979,803

		57,476,617

Consumer, Cyclical — 9.50%
127,500	American Airlines Group Inc	6,729,450
83,600	CVS Health Corp	8,628,356
123,600	Dana Holding Corp	2,615,376
74,100	Delphi Automotive PLC	5,908,734
71,200	Gaming & Leisure Properties Inc REIT	2,625,144
69,100	Gap Inc	2,994,103
130,000	General Motors Co	4,875,000
115,516	Hilton Worldwide Holdings Inc(b)	3,421,584
53,500	Macy’s Inc	3,472,685
30,846	Michaels Cos Inc(b)	834,693
215,900	Office Depot Inc(b)	1,986,280
110,600	PulteGroup Inc	2,458,638
33,300	Tiffany & Co	2,930,733
58,188	TRW Automotive Holdings Corp(b)	6,101,012

		55,581,788

Consumer, Non-cyclical — 20.22%
66,800	Altria Group Inc	3,341,336

Shares		Fair Value

Consumer, Non-cyclical — (continued)
103,000	AstraZeneca PLC Sponsored ADR	$7,048,290
305,400	Boston Scientific Corp(b)	5,420,850
120,900	Cigna Corp	15,649,296
96,200	Coca-Cola Enterprises Inc	4,252,040
305,682	Coty Inc Class A(a)	7,418,902
65,600	Dr Pepper Snapple Group Inc	5,148,288
184,600	Eli Lilly & Co	13,411,190
110,430	Johnson & Johnson	11,109,258
44,400	Kellogg Co	2,928,180
27,400	Kimberly-Clark Corp	2,934,814
31,200	Kraft Foods Group Inc	2,717,988
53,400	Lorillard Inc	3,489,690
55,659	Medtronic PLC	4,340,845
102,600	Merck & Co Inc	5,897,448
37,900	PepsiCo Inc	3,623,998
141,628	Pfizer Inc	4,927,238
84,650	Philip Morris International Inc	6,376,685
37,400	UnitedHealth Group Inc	4,424,046
32,100	Zimmer Holdings Inc	3,772,392

		118,232,774

Energy — 8.00%
3,500	California Resources Corp	26,635
39,100	EOG Resources Inc	3,585,079
147,900	Exxon Mobil Corp	12,571,500
35,100	Halliburton Co	1,540,188
394,600	Marathon Oil Corp	10,303,006
44,200	National Oilwell Varco Inc	2,209,558
100,100	QEP Resources Inc	2,087,085
140,003	Royal Dutch Shell PLC Sponsored ADR	8,351,179
16,282	Total SA(c)	807,872
83,100	Valero Energy Corp	5,286,822

		46,768,924

Financial — 20.20%
120,000	American International Group Inc	6,574,800
26,200	American Tower Corp REIT	2,466,730
159,300	Assured Guaranty Ltd	4,203,927
291,900	Bank of America Corp	4,492,341
36,000	Boston Properties Inc REIT	5,057,280
175,500	Charles Schwab Corp	5,342,220
224,953	Citigroup Inc	11,589,579
52,000	CME Group Inc	4,924,920
51,400	Discover Financial Services	2,896,390
58,400	Equity LifeStyle Properties Inc REIT	3,209,080
363,900	Genworth Financial Inc Class A(b)	2,660,109
20,200	Goldman Sachs Group Inc	3,796,994
97,300	Hartford Financial Services Group Inc	4,069,086
44,000	Hatteras Financial Corp REIT	799,040
69,900	Invesco Ltd	2,774,331
134,700	JPMorgan Chase & Co	8,160,126
317,800	KeyCorp	4,500,048
111,330	MetLife Inc	5,627,731
462,983	MFA Financial Inc REIT	3,639,046

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
18,550	PartnerRe Ltd	$2,120,822
256,139	Radian Group Inc(a)	4,300,574
409,500	Regions Financial Corp	3,869,775
107,920	State Street Corp	7,935,358
208,010	Wells Fargo & Co	11,315,744
37,400	Willis Group Holdings PLC	1,801,932

		118,127,983

Industrial — 12.04%
99,100	Agilent Technologies Inc	4,117,605
23,100	Energizer Holdings Inc	3,188,955
34,100	General Dynamics Corp	4,628,393
146,100	General Electric Co	3,624,741
59,400	Honeywell International Inc	6,196,014
50,460	L-3 Communications Holdings Inc	6,347,363
74,600	MeadWestvaco Corp	3,720,302
86,110	Northrop Grumman Corp	13,860,266
63,000	Oshkosh Corp	3,073,770
52,400	Packaging Corp of America	4,097,156
52,100	Sealed Air Corp	2,373,676
107,070	Tyco International PLC	4,610,434
44,900	Union Pacific Corp	4,863,119
48,900	United Technologies Corp	5,731,080

		70,432,874

Technology — 7.71%
67,000	Apple Inc	8,336,810
63,900	Computer Sciences Corp	4,171,392
188,800	EMC Corp	4,825,728
45,900	Fidelity National Information Services Inc	3,123,954
181,400	Intel Corp	5,672,378
56,111	NXP Semiconductor NV(b)	5,631,300
55,100	QUALCOMM Inc	3,820,634
32,628	SanDisk Corp	2,075,793
60,700	Seagate Technology PLC	3,158,221
74,400	Texas Instruments Inc	4,254,564

		45,070,774

Utilities — 4.69%
23,500	Ameren Corp	991,700
52,400	American Electric Power Co Inc	2,947,500
113,638	Calpine Corp(b)	2,598,901
61,200	Edison International	3,823,164
160,300	Exelon Corp(a)	5,387,683
32,100	NextEra Energy Inc	3,340,005
77,600	NRG Energy Inc	1,954,744
54,900	PG&E Corp	2,913,543
103,762	PPL Corp	3,492,629

		27,449,869

TOTAL COMMON STOCK — 93.82% (Cost $432,464,912)		$548,679,249

Shares		Fair Value

CONVERTIBLE PREFERRED STOCK
Consumer, Non-cyclical — 0.22%
1,257	Actavis PLC Series A, 5.50%(b)	$1,296,281

Financial — 0.33%
11,777	American Tower Corp, 5.50%(b)	1,157,826
300,220	Oportun Financial Corp, 0.00%(b)	769,344

		1,927,170

TOTAL CONVERTIBLE PREFERRED STOCK — 0.55% (Cost $3,289,516)		$3,223,451

PREFERRED STOCK
Basic Materials — 0.63%
78,316	Alcoa Inc	3,436,114
18,499	ArcelorMittal	277,774

TOTAL PREFERRED STOCK — 0.63% (Cost $4,379,612)		$3,713,888

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.18%
$5,484,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	5,484,000
10,000,000	Federal Home Loan Bank 0.03%, 04/07/2015	9,999,950
8,987,000	Federal Home Loan Mortgage Corp 0.01%, 04/01/2015	8,987,000

		24,470,950

Repurchase Agreements — 2.10%
2,912,984	Undivided interest of 10.39% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $2,912,984 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(d)	2,912,984

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$613,223	Undivided interest of 3.87% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $613,223 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(d)	$613,223
2,912,983	Undivided interest of 3.87% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $2,912,983 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(d)	2,912,983
2,912,983	Undivided interest of 3.87% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $2,912,983 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(d)	2,912,983

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,912,983	Undivided interest of 5.46% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $2,912,983 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(d)	$2,912,983

		12,265,156

TOTAL SHORT TERM INVESTMENTS — 6.28% (Cost $36,736,106)		$36,736,106

TOTAL INVESTMENTS — 101.89% (Cost $479,446,894)		$595,925,009

OTHER ASSETS & LIABILITIES, NET — (1.89)%		$(11,076,034)

TOTAL NET ASSETS — 100.00%		$584,848,975

(a)	All or a portion of the security is on loan at March 31, 2015.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

March 31, 2015

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Convertible Bonds	$	—	$	3,572,315	$	—	$	3,572,315
Common Stock		547,871,377		807,872		—		548,679,249
Convertible Preferred Stock		—		2,454,107		769,344		3,223,451
Preferred Stock		—		3,713,888		—		3,713,888
Short Term Investments		—		36,736,106		—		36,736,106

Total Assets	$	547,871,377	$	47,284,288	$	769,344	$	595,925,009

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

March 31, 2015

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	479,994,996

Gross unrealized appreciation on investments		128,187,651
Gross unrealized depreciation on investments		(12,257,638)

Net unrealized appreciation on investments	$	115,930,013

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $11,954,585 and received collateral of $12,265,156 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

BANK LOANS
$570,000	Air Medical Group Holdings Inc(b) 7.63%, 05/31/2018	$572,850
1,090,000	Asurion Corp(c) 8.50%, 03/03/2021	1,094,314
489,785	Avaya Inc(c) 4.68%, 10/26/2017	481,887
669,040	Burger King TLB 4.50%, 12/12/2021	675,253
	Caesars Entertainment Operating Co(c)
1,316,108	9.01%, 03/01/2017	1,201,772
194,025	11.75%, 01/28/2018	176,320
1,191,000	Caesars Growth Properties Holdings LLC(c) 6.25%, 05/07/2021	1,052,844
648,002	CCM Merger Inc / Motor City Casino 4.50%, 08/08/2021	649,622
519,750	CEC Entertainment Inc(c) 4.00%, 02/14/2021	512,733
440,265	CPG International(c) 4.75%, 09/30/2020	432,927
250,000	Del Monte Corp(c) 8.25%, 08/18/2021	225,000
386,090	Dell International LLC(c) 4.50%, 04/29/2020	388,128
225,000	Dollar Tree Stores Inc 4.25%, 03/09/2022	227,285
534,098	DPX Holdings BV 4.25%, 03/11/2021	530,982
825,000	Fieldwood Energy(c) 8.38%, 09/30/2020	600,188
1,064,650	Gates Global TLB(c) 4.25%, 07/05/2021	1,059,992
573,687	Getty Images Inc(c) 4.75%, 10/18/2019	482,471
361,350	Grifols 3.17%, 02/27/2021	360,853
1,053,000	iHeartCommunications Inc 6.92%, 01/30/2019	1,000,087
147,866	Infor US Inc(c) 3.75%, 06/03/2020	146,441
40,745	Istar Financial Inc(c) 7.00%, 03/19/2017	41,560
1,101,409	JC Penney Co Inc(c) 5.00%, 06/20/2019	1,083,052
340,000	Navistar Inc(c) 5.75%, 08/17/2017	341,417
1,272,732	Neiman Marcus(c) 4.25%, 10/25/2020	1,267,236
349,121	Ortho-Clinical Diagnostics 4.75%, 06/30/2021	345,575
105,000	Oxea S.a.r.l. 8.25%, 07/15/2020	97,125
1,208,065	Par Pharmaceutical Cos Inc(c) 4.00%, 09/30/2019	1,205,549
1,085,000	Petsmart Inc 5.00%, 03/11/2022	1,092,644
190,000	Rite Aid Corp(c) 4.88%, 06/21/2021	190,119

Principal Amount(a)		Fair Value

Bank Loans — (continued)
$1,617,707	Rock Ohio Caesar(c) 5.00%, 06/20/2019	$1,561,087
430,000	Shelf Drilling Holdings Ltd 10.00%, 10/08/2018	288,100
227,158	Tervita Corp 6.25%, 05/15/2018	207,363
995,230	Texas Competitive Electric Holdings Co(c) 4.66%, 10/10/2017	588,785
497,941	Tribune Co(c) 4.00%, 12/27/2020	497,692
1,065,254	Univision Communications(c) 4.00%, 03/01/2020	1,062,925
132,300	Vantage Drilling Co 5.75%, 03/28/2019	74,560
199,554	Yonkers Racing Corp(b)(c) 4.25%, 08/20/2019	193,816

TOTAL BANK LOANS — 5.98% (Cost $22,849,063)		$22,010,554

CORPORATE BONDS AND NOTES
Basic Materials — 5.49%
	Alcoa Inc
235,000	5.40%, 04/15/2021(d)	255,844
100,000	5.13%, 10/01/2024	107,031
	ArcelorMittal
1,340,000	10.60%, 06/01/2019	1,638,988
100,000	7.75%, 10/15/2039	105,000
	Celanese US Holdings LLC
730,000	5.88%, 06/15/2021	788,400
335,000	4.63%, 11/15/2022	337,513
915,000	Compass Minerals International Inc(e) 4.88%, 07/15/2024	917,287
460,000	Eldorado Gold Corp(e) 6.13%, 12/15/2020	447,350
	First Quantum Minerals Ltd(e)
362,000	6.75%, 02/15/2020	334,850
1,205,000	7.00%, 02/15/2021	1,111,612
200,000	7.25%, 05/15/2022	184,500
115,000	Hexion US Finance Corp 6.63%, 04/15/2020	105,225
50,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC 8.88%, 02/01/2018	44,125
	HudBay Minerals Inc
775,000	9.50%, 10/01/2020	806,000
500,000	9.50%, 10/01/2020(e)	520,000
	Huntsman International LLC
810,000	4.88%, 11/15/2020	810,000
295,000	8.63%, 03/15/2021	315,650
380,000	5.13%, 11/15/2022(e)	380,950
475,000	INEOS Finance PLC(e) 7.50%, 05/01/2020	501,125
565,000	INEOS Group Holdings SA(d)(e) 6.13%, 08/15/2018	567,825
700,000	Mercer International Inc(d) 7.75%, 12/01/2022	742,000

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Basic Materials — (continued)
$1,750,000	Momentive Performance Materials Inc(d) 3.88%, 10/24/2021	$774,384
	New Gold Inc(e)
140,000	7.00%, 04/15/2020	143,850
835,000	6.25%, 11/15/2022(d)	826,650
885,000	Perstorp Holding AB(e) 8.75%, 05/15/2017	915,975
660,000	Platform Specialty Products Corp(e) 6.50%, 02/01/2022	689,700
980,000	PQ Corp(e) 8.75%, 11/01/2018	1,016,750
765,000	Ryerson Inc / Joseph T Ryerson & Son Inc 9.00%, 10/15/2017	772,650
200,000	Smurfit Kappa Acquisitions(e) 4.88%, 09/15/2018	209,500
305,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	369,050
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019	58,575
325,000	5.13%, 10/01/2021(e)	327,031
40,000	6.38%, 08/15/2022	42,700
245,000	5.25%, 04/15/2023	248,063
340,000	5.50%, 10/01/2024(e)	344,675
515,000	TPC Group Inc(e) 8.75%, 12/15/2020	471,225
	WR Grace & Co-Conn(e)
600,000	5.13%, 10/01/2021	622,500
1,260,000	5.63%, 10/01/2024	1,345,050

		20,199,603

Communications — 16.93%
675,000	Alcatel-Lucent USA Inc(e) 6.75%, 11/15/2020	718,875
1,190,000	Alliance Data Systems Corp(e) 5.38%, 08/01/2022	1,187,025
	Altice Financing SA(e)
330,000	7.88%, 12/15/2019	349,800
200,000	6.63%, 02/15/2023	206,000
600,000	7.63%, 02/15/2025(d)	615,000
	Altice SA(e)
2,510,000	7.75%, 05/15/2022	2,552,356
400,000	7.63%, 02/15/2025	400,750
	Avaya Inc(e)
1,795,000	7.00%, 04/01/2019	1,781,537
345,000	10.50%, 03/01/2021(d)	293,250
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	315,000
280,000	7.75%, 04/15/2018	310,800
45,000	8.00%, 04/15/2020	50,963
	CCO Holdings LLC / CCO Holdings Capital Corp
220,000	6.50%, 04/30/2021	231,000
70,000	6.63%, 01/31/2022	74,813
1,355,000	5.25%, 09/30/2022	1,385,487
1,420,000	5.13%, 02/15/2023	1,434,200

Principal Amount(a)		Fair Value

Communications — (continued)
	CCOH Safari LLC
$570,000	5.50%, 12/01/2022	$582,825
620,000	5.75%, 12/01/2024	638,600
	CenturyLink Inc
80,000	5.63%, 04/01/2020	84,000
1,695,000	6.75%, 12/01/2023(d)	1,866,619
	Clear Channel Worldwide Holdings Inc
495,000	7.63%, 03/15/2020	520,987
755,000	6.50%, 11/15/2022	794,637
	CSC Holdings LLC
520,000	6.75%, 11/15/2021	577,200
670,000	5.25%, 06/01/2024(e)	683,400
370,000	Cumulus Media Holdings Inc(d) 7.75%, 05/01/2019	362,600
1,730,000	Digicel Group Ltd(e) 8.25%, 09/30/2020	1,732,595
	DISH DBS Corp
370,000	7.88%, 09/01/2019	413,475
635,000	5.88%, 11/15/2024	635,794
220,000	Entercom Radio LLC 10.50%, 12/01/2019	238,700
	Frontier Communications Corp
230,000	8.13%, 10/01/2018	257,888
975,000	6.25%, 09/15/2021	977,437
105,000	7.63%, 04/15/2024	109,331
	Gannett Co Inc
300,000	5.13%, 10/15/2019	314,250
655,000	5.13%, 07/15/2020	682,837
335,000	4.88%, 09/15/2021(e)	341,700
140,000	Getty Images Inc(e) 7.00%, 10/15/2020	70,000
1,165,000	Gray Television Inc 7.50%, 10/01/2020	1,226,162
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019	488,250
130,000	7.63%, 06/15/2021	143,000
	iHeartCommunications Inc
1,680,000	9.00%, 12/15/2019	1,663,200
1,060,000	9.00%, 03/01/2021	1,014,950
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	365,206
315,000	6.63%, 12/15/2022(d)	303,975
	Intelsat Luxembourg SA
1,505,000	7.75%, 06/01/2021	1,388,362
585,000	8.13%, 06/01/2023(d)	538,200
	Lamar Media Corp
330,000	5.88%, 02/01/2022	347,325
385,000	5.38%, 01/15/2024	401,363
210,000	Level 3 Communications Inc 5.75%, 12/01/2022	215,649
	Level 3 Financing Inc
170,000	7.00%, 06/01/2020	181,475
450,000	8.63%, 07/15/2020	487,688
160,000	6.13%, 01/15/2021	167,800
965,000	5.38%, 08/15/2022	993,045
	LIN Television Corp
110,000	6.38%, 01/15/2021	113,713
290,000	5.88%, 11/15/2022(e)	295,800

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Communications — (continued)
$85,000	NII International Telecom SCA(e)(f)(g) 7.88%, 08/15/2019	$78,838
	Numericable Group SA(e)
1,695,000	6.00%, 05/15/2022	1,716,187
100,000	EUR, 5.63%, 05/15/2024	113,449
1,000,000	6.25%, 05/15/2024	1,012,500
	Outfront Media Capital LLC / Outfront Media Capital Corp
510,000	5.63%, 02/15/2024	534,225
60,000	5.63%, 02/15/2024(e)	62,850
650,000	5.88%, 03/15/2025	687,375
	Quebecor Media Inc
140,000	CAD, 7.38%, 01/15/2021	117,998
600,000	5.75%, 01/15/2023	618,000
225,000	Qwest Corp 6.75%, 12/01/2021	257,906
420,000	SBA Telecommunications Inc 5.75%, 07/15/2020	441,525
	Sinclair Television Group Inc
310,000	5.38%, 04/01/2021	318,138
295,000	6.38%, 11/01/2021	311,963
65,000	6.13%, 10/01/2022	68,101
739,000	5.63%, 08/01/2024(d)(e)	751,932
	Sirius XM Radio Inc(e)
600,000	5.88%, 10/01/2020	625,500
715,000	6.00%, 07/15/2024	750,750
1,170,000	SoftBank Corp(e) 4.50%, 04/15/2020	1,194,862
1,295,000	Sprint Capital Corp 6.88%, 11/15/2028	1,188,162
	Sprint Communications Inc
125,000	8.38%, 08/15/2017	135,625
325,000	9.00%, 11/15/2018(e)	372,938
750,000	7.00%, 08/15/2020	761,719
	Sprint Corp
2,490,000	7.25%, 09/15/2021	2,502,450
1,410,000	7.88%, 09/15/2023	1,438,200
220,000	Syniverse Holdings Inc 9.13%, 01/15/2019	216,700
	T-Mobile USA Inc
145,000	6.46%, 04/28/2019	149,531
495,000	6.25%, 04/01/2021	514,800
170,000	6.63%, 04/28/2021	178,075
490,000	6.13%, 01/15/2022	505,313
815,000	6.00%, 03/01/2023	835,122
1,035,000	6.63%, 04/01/2023	1,082,869
465,000	6.84%, 04/28/2023	489,413
840,000	6.38%, 03/01/2025	866,796
245,000	Townsquare Radio LLC / Townsquare Radio Inc(e) 9.00%, 04/01/2019	261,136
	Univision Communications Inc(e)
350,000	8.50%, 05/15/2021	374,063
185,000	5.13%, 02/15/2025	188,931
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021	110,211
770,000	5.00%, 07/15/2022	793,100
200,000	Virgin Media Finance PLC(e) 6.38%, 04/15/2023	213,000

Principal Amount(a)		Fair Value

Communications — (continued)
$200,000	Virgin Media Secured Finance PLC(e) 5.38%, 04/15/2021	$209,750
1,255,000	West Corp(e) 5.38%, 07/15/2022	1,226,762
1,715,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	1,843,625
530,000	Wind Acquisition Finance SA(e) 7.38%, 04/23/2021	549,875
	Windstream Corp
285,000	7.88%, 11/01/2017	308,869
1,095,000	7.75%, 10/01/2021	1,092,262
170,000	6.38%, 08/01/2023	152,575

		62,350,865

Consumer, Cyclical — 13.64%
1,180,000	1011778 BC Unlimited Liability Company / New Red Finance Inc(e) 6.00%, 04/01/2022	1,221,300
	AMC Entertainment Inc
320,000	9.75%, 12/01/2020	350,400
285,000	5.88%, 02/15/2022(d)	295,688
1,055,000	American Axle & Manufacturing Inc(d) 7.75%, 11/15/2019	1,200,062
710,000	American Tire Distributors Inc(e) 10.25%, 03/01/2022	738,400
	AutoNation Inc
45,000	6.75%, 04/15/2018	50,567
445,000	5.50%, 02/01/2020	487,369
	Bon-Ton Department Stores Inc
354,000	10.63%, 07/15/2017	350,460
600,000	8.00%, 06/15/2021	495,000
300,000	Boyd Gaming Corp 9.13%, 12/01/2018	313,500
445,000	Brookfield Residential Properties Inc(e) 6.50%, 12/15/2020	465,025
515,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(e) 6.13%, 07/01/2022	533,025
270,000	CCM Merger Inc(e) 9.13%, 05/01/2019	294,300
310,000	CEC Entertainment Inc(d) 8.00%, 02/15/2022	306,125
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
200,000	5.25%, 03/15/2021	206,500
120,000	5.38%, 06/01/2024(e)	122,700
	Cinemark USA Inc
55,000	7.38%, 06/15/2021	58,988
665,000	5.13%, 12/15/2022	674,975
235,000	4.88%, 06/01/2023	233,825
300,000	Dana Holding Corp 5.38%, 09/15/2021	312,000

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$1,230,000	6.00%, 09/15/2023	$1,309,950
360,000	5.50%, 12/15/2024	370,800
	Family Tree Escrow LLC(e)
175,000	5.25%, 03/01/2020	183,313
250,000	5.75%, 03/01/2023	263,125
1,225,000	FCA US LLC / CG Co-Issuer Inc 8.25%, 06/15/2021	1,358,660
245,000	First Cash Financial Services Inc 6.75%, 04/01/2021	252,350
	General Motors Co
145,000	0.00%, 07/15/2023(h)	2,175
120,000	0.00%, 07/15/2033(h)	1,800
305,000	5.20%, 04/01/2045	331,027
440,000	Gibson Brands Inc(e) 8.88%, 08/01/2018	440,550
	GLP Capital LP / GLP Financing II Inc
155,000	4.38%, 11/01/2018(d)	159,263
775,000	4.88%, 11/01/2020	794,375
1,110,000	Great Canadian Gaming Corp(e) CAD, 6.63%, 07/25/2022	922,407
	HD Supply Inc
680,000	7.50%, 07/15/2020	727,600
340,000	11.50%, 07/15/2020	393,125
975,000	5.25%, 12/15/2021(e)	1,004,250
	Isle of Capri Casinos Inc
430,000	7.75%, 03/15/2019	446,394
210,000	5.88%, 03/15/2021	215,775
645,000	Jo-Ann Stores Holdings Inc(e) 9.75%, 10/15/2019	625,650
700,000	Jo-Ann Stores Inc(e) 8.13%, 03/15/2019	701,750
450,000	L Brands Inc 5.63%, 02/15/2022	495,000
140,000	Landry’s Holdings II Inc(e) 10.25%, 01/01/2018	145,250
1,285,000	Landry’s Inc(e) 9.38%, 05/01/2020	1,378,162
	Lennar Corp
345,000	4.50%, 06/15/2019	356,213
735,000	4.75%, 11/15/2022	747,863
710,000	M/I Homes Inc 8.63%, 11/15/2018	736,625
475,000	Mattamy Group Corp(e) 6.50%, 11/15/2020	457,188
	MGM Resorts International
135,000	8.63%, 02/01/2019	153,900
510,000	5.25%, 03/31/2020	517,599
1,135,000	6.75%, 10/01/2020	1,217,287
1,290,813	MTR Gaming Group Inc 11.50%, 08/01/2019	1,397,305
1,083,000	Navistar International Corp(d) 8.25%, 11/01/2021	1,053,217
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	464,100
	Neiman Marcus Group LTD LLC(e)
565,000	8.00%, 10/15/2021	598,900
965,000	8.75%, 10/15/2021	1,022,900
1,045,000	Penn National Gaming Inc(d) 5.88%, 11/01/2021	1,037,162

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
	Penske Automotive Group Inc
$670,000	5.75%, 10/01/2022	$703,500
490,000	5.38%, 12/01/2024	504,700
275,000	Petco Animal Supplies Inc(e) 9.25%, 12/01/2018	288,750
550,000	Petco Holdings Inc(e) 8.50%, 10/15/2017	565,125
883,000	Pittsburgh Glass Works LLC(e) 8.00%, 11/15/2018	933,772
	PulteGroup Inc
300,000	7.63%, 10/15/2017	335,250
190,000	7.88%, 06/15/2032	221,350
330,000	6.00%, 02/15/2035	328,350
	Regal Entertainment Group
825,000	5.75%, 03/15/2022	843,563
760,000	5.75%, 06/15/2023	767,600
145,000	5.75%, 02/01/2025	145,000
1,085,000	Rite Aid Corp(e) 6.13%, 04/01/2023	1,112,125
143,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(e) 9.50%, 06/15/2019	150,508
686,000	Sabre Global Inc(e) 8.50%, 05/15/2019	732,957
235,000	Schaeffler Finance BV(e) 7.75%, 02/15/2017	263,200
	Schaeffler Holding Finance BV(e)
355,000	6.88%, 08/15/2018	370,531
200,000	6.75%, 11/15/2022	216,000
170,000	Scientific Games Corp(d) 8.13%, 09/15/2018	153,000
	Scientific Games International Inc
160,000	6.25%, 09/01/2020	119,200
865,000	7.00%, 01/01/2022(e)	884,462
1,725,000	10.00%, 12/01/2022(e)	1,612,875
1,420,000	Six Flags Entertainment Corp(e) 5.25%, 01/15/2021	1,459,050
	Standard Pacific Corp
775,000	6.25%, 12/15/2021	821,500
290,000	5.88%, 11/15/2024	297,975
1,170,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(e) 6.38%, 06/01/2021	1,114,425
	Taylor Morrison Communities Inc / Monarch Communities Inc(e)
881,000	7.75%, 04/15/2020	933,860
305,000	5.25%, 04/15/2021	301,950
190,000	5.63%, 03/01/2024	185,725
	Tenneco Inc
295,000	6.88%, 12/15/2020	312,700
1,200,000	5.38%, 12/15/2024(d)	1,248,000
100,000	TRW Automotive Inc(e) 4.50%, 03/01/2021	100,750
1,220,000	Weyerhaeuser Real Estate Co(e) 5.88%, 06/15/2024	1,192,550

		50,213,522

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — 12.64%
	Acadia Healthcare Co Inc
$820,000	6.13%, 03/15/2021	$850,750
555,000	5.13%, 07/01/2022	555,694
325,000	5.63%, 02/15/2023(e)	330,688
	Ashtead Capital Inc(e)
1,290,000	6.50%, 07/15/2022	1,373,850
435,000	5.63%, 10/01/2024	452,400
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
830,000	5.13%, 06/01/2022(e)	838,283
410,000	5.50%, 04/01/2023(d)	421,787
	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp
215,000	7.75%, 02/15/2019	224,138
705,000	6.00%, 10/15/2021	754,350
380,000	Capsugel SA(d)(e) 7.00%, 05/15/2019	386,175
513,000	Catamaran Corp 4.75%, 03/15/2021	570,071
585,000	Centene Corp 4.75%, 05/15/2022	606,937
1,535,000	Ceridian HCM Holding Inc(e) 11.00%, 03/15/2021	1,588,725
	CHS/Community Health Systems Inc
210,000	5.13%, 08/15/2018	216,563
540,000	5.13%, 08/01/2021	556,200
95,000	6.88%, 02/01/2022	101,531
	Constellation Brands Inc
45,000	3.88%, 11/15/2019	46,350
110,000	6.00%, 05/01/2022	125,400
1,290,000	4.25%, 05/01/2023	1,327,087
60,000	4.75%, 11/15/2024	63,450
560,000	ConvaTec Finance International SA(e) 8.25%, 01/15/2019	567,000
345,000	ConvaTec Healthcare E SA(e) 10.50%, 12/15/2018	364,320
675,000	Crimson Merger Sub Inc(e) 6.63%, 05/15/2022	599,062
465,000	DaVita HealthCare Partners Inc 5.13%, 07/15/2024	474,300
725,000	Dean Foods Co(e) 6.50%, 03/15/2023	728,625
490,000	Elizabeth Arden Inc 7.38%, 03/15/2021	431,200
	Endo Finance LLC(e)
1,275,000	5.75%, 01/15/2022	1,306,875
415,000	5.38%, 01/15/2023	413,962
430,000	6.00%, 02/01/2025	442,900
260,000	ESAL GmbH(e) 6.25%, 02/05/2023	252,850
560,000	Garda World Security Corp(e) 7.25%, 11/15/2021	550,200
770,000	Halyard Health Inc(e) 6.25%, 10/15/2022	806,575
	HCA Inc
390,000	3.75%, 03/15/2019	395,242
1,540,000	6.50%, 02/15/2020	1,734,040
55,000	7.50%, 02/15/2022	64,144

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — (continued)
$185,000	5.38%, 02/01/2025	$194,019
350,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	364,000
1,255,000	Igloo Holdings Corp(e) 8.25%, 12/15/2017	1,261,275
430,000	Jaguar Holding Co I(e) 9.38%, 10/15/2017	439,675
545,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(e) 9.50%, 12/01/2019	585,875
1,585,000	JBS USA LLC / JBS USA Finance Inc(e) 7.25%, 06/01/2021	1,674,156
855,000	JLL/Delta Dutch Newco BV(e) 7.50%, 02/01/2022	889,200
955,000	Kinetic Concepts Inc / KCI USA Inc 10.50%, 11/01/2018	1,033,787
950,000	Lender Processing Services Inc 5.75%, 04/15/2023	1,006,601
475,000	Novelis Inc 8.75%, 12/15/2020	508,844
	Omnicare Inc
820,000	4.75%, 12/01/2022	846,650
105,000	5.00%, 12/01/2024	109,725
815,000	Par Pharmaceutical Cos Inc 7.38%, 10/15/2020	859,825
515,000	Pilgrim’s Pride Corp(e) 5.75%, 03/15/2025	526,587
350,000	Prestige Brands Inc(d)(e) 5.38%, 12/15/2021	354,375
970,000	Revlon Consumer Products Corp 5.75%, 02/15/2021	1,001,525
	Service Corp International
964,000	5.38%, 01/15/2022	1,007,380
905,000	5.38%, 05/15/2024	945,725
290,000	7.50%, 04/01/2027	339,300
	Spectrum Brands Inc
262,000	6.75%, 03/15/2020	276,410
20,000	6.38%, 11/15/2020	21,200
15,000	6.63%, 11/15/2022	16,050
325,000	6.13%, 12/15/2024(e)	346,938
	Teleflex Inc
155,000	6.88%, 06/01/2019	161,588
440,000	5.25%, 06/15/2024(e)	448,800
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	287,194
95,000	4.75%, 06/01/2020	96,277
735,000	6.00%, 10/01/2020	779,100
1,455,000	4.50%, 04/01/2021	1,425,900
285,000	4.38%, 10/01/2021	278,588
980,000	TMS International Corp(e) 7.63%, 10/15/2021	980,000
	United Rentals North America Inc
410,000	7.63%, 04/15/2022	448,540
265,000	6.13%, 06/15/2023	280,569
345,000	5.75%, 11/15/2024	356,212
505,000	5.50%, 07/15/2025(d)	514,469

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — (continued)
$170,000	United Surgical Partners International Inc 9.00%, 04/01/2020	$182,538
	Valeant Pharmaceuticals International(e)
260,000	6.75%, 08/15/2018	273,975
20,000	7.00%, 10/01/2020	20,875
1,180,000	6.38%, 10/15/2020	1,225,725
35,000	5.63%, 12/01/2021	35,525
300,000	Valeant Pharmaceuticals International Inc(e) 5.50%, 03/01/2023	302,250
	VRX Escrow Corp(e)
710,000	5.38%, 03/15/2020	716,212
600,000	5.88%, 05/15/2023	615,000
600,000	6.13%, 04/15/2025	621,000
615,000	WellCare Health Plans Inc 5.75%, 11/15/2020	645,750
645,000	WhiteWave Foods Co 5.38%, 10/01/2022	693,375

		46,520,308

Diversified — 0.50%
610,000	DH Services Luxembourg S.a.r.l.(e) 7.75%, 12/15/2020	637,450
1,180,000	Nielsen Co Luxembourg S.a.r.l.(e) 5.50%, 10/01/2021	1,218,350

		1,855,800

Energy — 10.49%
325,000	Alpha Natural Resources Inc 6.25%, 06/01/2021	82,063
705,000	Antero Resources Corp 5.13%, 12/01/2022	676,800
	Antero Resources Finance Corp
740,000	5.38%, 11/01/2021	717,800
395,000	5.63%, 06/01/2023(e)	391,050
	Baytex Energy Corp(e)
65,000	5.13%, 06/01/2021	59,638
870,000	5.63%, 06/01/2024	796,050
240,000	Calfrac Holdings LP(e) 7.50%, 12/01/2020	213,000
	California Resources Corp(e)
340,000	5.00%, 01/15/2020	306,850
1,215,000	6.00%, 11/15/2024(d)	1,066,162
385,000	Chaparral Energy Inc 8.25%, 09/01/2021	265,650
882,000	CHC Helicopter SA(d) 9.25%, 10/15/2020	745,290
	Chesapeake Energy Corp
55,000	EUR, 6.25%, 01/15/2017	62,983
450,000	3.50%, 04/15/2019(c)	433,125
665,000	6.13%, 02/15/2021	673,312
245,000	4.88%, 04/15/2022(d)	229,688
100,000	5.75%, 03/15/2023(d)	97,500
	Concho Resources Inc
215,000	6.50%, 01/15/2022	225,213
280,000	5.50%, 10/01/2022	282,100

Principal Amount(a)		Fair Value

Energy — (continued)
$1,125,000	5.50%, 04/01/2023	$1,133,325
185,000	Connacher Oil & Gas Ltd(d)(e) 8.50%, 08/01/2019	11,100
590,000	CONSOL Energy Inc 5.88%, 04/15/2022	533,950
	Denbury Resources Inc
90,000	6.38%, 08/15/2021(d)	84,825
660,000	5.50%, 05/01/2022	592,350
322,000	Energy Transfer Equity LP 7.50%, 10/15/2020	360,640
	EP Energy LLC / Everest Acquisition Finance Inc
540,000	9.38%, 05/01/2020	565,650
70,000	7.75%, 09/01/2022(d)	71,400
295,000	EXCO Resources Inc 7.50%, 09/15/2018	174,788
	Exterran Partners LP / EXLP Finance Corp
300,000	6.00%, 04/01/2021	276,000
535,000	6.00%, 10/01/2022	486,850
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
340,000	6.75%, 02/01/2022	360,400
60,000	6.88%, 02/15/2023	63,675
410,000	FTS International Inc(e) 6.25%, 05/01/2022	301,350
1,400,000	Gulfport Energy Corp 7.75%, 11/01/2020	1,435,000
	Halcon Resources Corp(d)
400,000	9.75%, 07/15/2020	282,000
1,120,000	8.88%, 05/15/2021	778,400
	Hiland Partners LP / Hiland Partners Finance Corp(e)
575,000	7.25%, 10/01/2020	619,562
120,000	5.50%, 05/15/2022	123,000
500,000	Hilcorp Energy I LP / Hilcorp Finance Co(e) 5.00%, 12/01/2024	470,000
275,000	Key Energy Services Inc 6.75%, 03/01/2021	177,375
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	122,489
360,000	7.75%, 01/15/2032	443,069
1,210,000	Lightstream Resources Ltd(d)(e) 8.63%, 02/01/2020	871,200
	Linn Energy LLC / Linn Energy Finance Corp
50,000	6.50%, 05/15/2019	42,031
1,760,000	6.25%, 11/01/2019	1,390,400
490,000	6.50%, 09/15/2021	387,406
190,000	Lone Pine Resources Canada Ltd(g)(h) 10.38%, 02/15/2017	10
215,000	Milagro Oil & Gas Inc(g) 10.50%, 05/15/2016	124,700
	Newfield Exploration Co
895,000	5.75%, 01/30/2022	933,037
200,000	5.63%, 07/01/2024	208,000
695,000	5.38%, 01/01/2026	702,037

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Energy — (continued)
	Oasis Petroleum Inc
$1,515,000	6.88%, 03/15/2022(d)	$1,477,125
115,000	6.88%, 01/15/2023	111,550
	Offshore Group Investment Ltd
520,000	7.50%, 11/01/2019	296,400
190,000	7.13%, 04/01/2023	107,825
	Paragon Offshore PLC(e)
245,000	6.75%, 07/15/2022	80,850
1,040,000	7.25%, 08/15/2024(d)	345,800
	Regency Energy Partners LP / Regency Energy Finance Corp
925,000	5.88%, 03/01/2022	1,003,625
245,000	5.00%, 10/01/2022	254,800
395,000	5.50%, 04/15/2023	407,838
870,000	4.50%, 11/01/2023	874,350
260,000	Rose Rock Midstream LP / Rose Rock Finance Corp 5.63%, 07/15/2022	256,100
	Rosetta Resources Inc
735,000	5.63%, 05/01/2021	690,900
360,000	5.88%, 06/01/2024(d)	334,800
	Sabine Pass Liquefaction LLC
545,000	6.25%, 03/15/2022	563,394
1,355,000	5.63%, 04/15/2023	1,351,612
550,000	5.75%, 05/15/2024	552,750
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016	180,625
120,000	6.50%, 11/01/2020	124,200
945,000	Samson Investment Co 9.75%, 02/15/2020	255,150
620,000	Seven Generations Energy Ltd(e) 8.25%, 05/15/2020	632,400
345,000	Seventy Seven Energy Inc(d) 6.50%, 07/15/2022	156,975
225,000	Seventy Seven Operating LLC 6.63%, 11/15/2019	168,188
675,000	Shelf Drilling Holdings Ltd(e) 8.63%, 11/01/2018	551,812
	SM Energy Co
140,000	6.63%, 02/15/2019	141,750
95,000	6.50%, 11/15/2021	96,425
45,000	6.50%, 01/01/2023	45,900
220,000	Triangle USA Petroleum Corp(e) 6.75%, 07/15/2022	177,650
890,000	Unit Corp 6.63%, 05/15/2021	836,600
715,000	Whiting Canadian Holding Co ULC(d) 8.13%, 12/01/2019	748,962
1,445,000	Whiting Petroleum Corp 5.75%, 03/15/2021	1,434,162
104,000	Williams Cos Inc 7.75%, 06/15/2031	119,288
	Williams Partners LP / ACMP Finance Corp
100,000	6.13%, 07/15/2022	105,950
1,600,000	4.88%, 05/15/2023	1,612,000

Principal Amount(a)		Fair Value

Energy — (continued)
$1,145,000	WPX Energy Inc 6.00%, 01/15/2022	$1,064,850

		38,612,899

Financial — 10.39%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(e) 7.88%, 12/15/2020	314,150
	Ally Financial Inc
95,000	6.25%, 12/01/2017	101,175
220,000	7.50%, 09/15/2020	257,675
1,310,000	8.00%, 11/01/2031	1,637,500
715,000	American International Group Inc(c) 8.18%, 05/15/2058	1,013,906
400,000	Banco Bilbao Vizcaya Argentaria SA(c)(i) 9.00%, Perpetual	435,000
	Bank of America Corp(c)(i)
715,000	6.10%,Perpetual	725,278
265,000	6.50%,Perpetual	280,238
215,000	BBVA International Preferred SAU(c)(d)(i) 5.92%, Perpetual	221,988
	CBRE Services Inc
898,000	5.00%, 03/15/2023	938,410
260,000	5.25%, 03/15/2025	279,500
	CIT Group Inc
215,000	5.25%, 03/15/2018	222,525
230,000	6.63%, 04/01/2018(e)	246,675
510,000	5.50%, 02/15/2019(e)	530,400
175,000	3.88%, 02/19/2019	173,250
175,000	5.38%, 05/15/2020	184,188
825,000	5.00%, 08/15/2022	846,656
205,000	5.00%, 08/01/2023	210,125
105,000	Citigroup Inc(c) 5.90%, 12/29/2049	105,788
430,000	CNG Holdings Inc(e) 9.38%, 05/15/2020	308,525
150,000	CNO Financial Group Inc(e) 6.38%, 10/01/2020	158,250
200,000	Commerzbank AG(e) 8.13%, 09/19/2023	238,000
240,000	Community Choice Financial Inc(d) 10.75%, 05/01/2019	127,800
	Corrections Corp of America
85,000	4.13%, 04/01/2020	85,531
960,000	4.63%, 05/01/2023	960,000
	Credit Acceptance Corp
755,000	6.13%, 02/15/2021	722,912
315,000	7.38%, 03/15/2023(e)	310,669
	Crown Castle International Corp
235,000	4.88%, 04/15/2022	244,106
1,255,000	5.25%, 01/15/2023	1,317,750
870,000	DFC Finance Corp(e)
	10.50%, 06/15/2020	680,775
850,000	Dresdner Funding Trust I(e) 8.15%, 06/30/2031	1,055,062
	E*TRADE Financial Corp
605,000	5.38%, 11/15/2022	638,275

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Financial — (continued)
$625,000	4.63%, 09/15/2023	$635,937
280,000	Genworth Holdings Inc(c) 6.15%, 11/15/2066	165,200
954,000	Howard Hughes Corp(e) 6.88%, 10/01/2021	999,315
340,000	Hub Holdings LLC / Hub Holdings Finance Inc(e) 8.13%, 07/15/2019	337,450
1,010,000	HUB International Ltd(e) 7.88%, 10/01/2021	1,035,250
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
725,000	6.00%, 08/01/2020	753,130
1,070,000	5.88%, 02/01/2022	1,102,100
	International Lease Finance Corp
65,000	6.25%, 05/15/2019	71,013
325,000	5.88%, 08/15/2022	360,750
665,000	Iron Mountain Inc
	6.00%, 08/15/2023	699,912
	iStar Financial Inc
295,000	7.13%, 02/15/2018	314,175
460,000	4.88%, 07/01/2018	462,300
160,000	5.00%, 07/01/2019	160,000
75,000	Liberty Mutual Group Inc(e) 7.80%, 03/15/2037	91,688
255,000	Lloyds Bank PLC(c)(i) GBP, 13.00%, Perpetual	669,301
593,000	Lloyds Banking Group PLC(c)(i) 7.50%, Perpetual	630,062
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021	91,481
340,000	6.38%, 02/15/2022	368,118
	Nationstar Mortgage LLC / Nationstar Capital Corp
745,000	7.88%, 10/01/2020	763,625
370,000	6.50%, 07/01/2021	358,900
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(e)
105,000	5.63%, 03/15/2020	109,463
590,000	5.88%, 03/15/2022	629,825
340,000	Ocwen Financial Corp(d)(e) 6.63%, 05/15/2019	294,100
	Omega Healthcare Investors Inc
120,000	6.75%, 10/15/2022	126,750
1,005,000	4.95%, 04/01/2024	1,058,868
	OneMain Financial Holdings Inc(e)
520,000	6.75%, 12/15/2019	536,900
710,000	7.25%, 12/15/2021	734,850
	PHH Corp
355,000	7.38%, 09/01/2019	368,313
380,000	6.38%, 08/15/2021	365,712
710,000	Provident Funding Associates LP / PFG Finance Corp(e) 6.75%, 06/15/2021	676,275
830,000	ROC Finance LLC / ROC Finance 1 Corp(d)(e) 12.13%, 09/01/2018	869,425

Principal Amount(a)		Fair Value

Financial — (continued)
	Royal Bank of Scotland Group PLC
$973,000	7.65%,Perpetual(c)(i)	$1,225,980
255,000	6.00%, 12/19/2023	283,647
235,000	5.13%, 05/28/2024	246,541
1,100,000	7.64%,03/31/2049(c)	1,204,500
	Springleaf Finance Corp
725,000	6.90%, 12/15/2017	772,125
255,000	5.25%, 12/15/2019	252,131
435,000	6.00%, 06/01/2020	437,175
90,000	7.75%, 10/01/2021	98,550
390,000	Stearns Holdings Inc(e) 9.38%, 08/15/2020	384,150
725,000	TMX Finance LLC / TitleMax Finance Corp(e) 8.50%, 09/15/2018	514,750
950,000	USI Inc(e) 7.75%, 01/15/2021	973,750
510,000	Walter Investment Management Corp(d) 7.88%, 12/15/2021	456,450

		38,262,019

Industrial — 10.23%
2,055,000	ADS Waste Holdings Inc 8.25%, 10/01/2020	2,147,475
464,000	Ainsworth Lumber Co Ltd(e) 7.50%, 12/15/2017	481,980
285,000	Air Medical Group Holdings Inc 9.25%, 11/01/2018	299,606
	Amsted Industries Inc(e)
550,000	5.00%, 03/15/2022	553,438
660,000	5.38%, 09/15/2024	660,000
	Belden Inc(e)
490,000	5.50%, 09/01/2022	502,250
955,000	5.25%, 07/15/2024	962,162
490,000	Berry Plastics Corp 9.75%, 01/15/2021	539,613
1,350,000	BlueLine Rental Finance Corp(e) 7.00%, 02/01/2019	1,390,500
1,015,000	Boise Cascade Co 6.38%, 11/01/2020	1,068,287
	Bombardier Inc(e)
105,000	7.75%, 03/15/2020	109,883
790,000	7.50%, 03/15/2025	779,631
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	662,699
	Building Materials Corp of America(e)
140,000	6.75%, 05/01/2021	148,750
1,190,000	5.38%, 11/15/2024	1,207,850
	Cemex Finance LLC(e)
200,000	9.38%, 10/12/2022	227,000
225,000	6.00%, 04/01/2024	224,438
	Cemex SAB de CV(e)
200,000	9.50%, 06/15/2018	221,800
745,000	6.50%, 12/10/2019	791,562
350,000	5.70%, 01/11/2025	345,275
200,000	6.13%, 05/05/2025	201,940

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Industrial — (continued)
$410,000	Coveris Holdings SA(e) 7.88%, 11/01/2019	$419,225
750,000	CPG Merger Sub LLC(e) 8.00%, 10/01/2021	761,250
460,000	Crown Americas LLC / Crown Americas Capital Corp IV 4.50%, 01/15/2023	464,025
355,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	406,475
897,000	Gates Global LLC / Gates Global Co(e) 6.00%, 07/15/2022	846,544
795,000	Huntington Ingalls Industries Inc(e) 5.00%, 12/15/2021	828,787
1,255,000	KLX Inc(e) 5.88%, 12/01/2022	1,251,862
610,000	Legrand France SA 8.50%, 02/15/2025	863,705
395,000	Louisiana-Pacific Corp 7.50%, 06/01/2020	421,663
	Manitowoc Co Inc
125,000	8.50%, 11/01/2020	133,750
1,370,000	5.88%, 10/15/2022	1,472,750
760,000	Masonite International Corp(e) 5.63%, 03/15/2023	779,000
965,000	MasTec Inc 4.88%, 03/15/2023	902,275
650,000	Moog Inc(e) 5.25%, 12/01/2022	669,500
	Nortek Inc
460,000	10.00%, 12/01/2018	485,760
625,000	8.50%, 04/15/2021	668,750
	Oshkosh Corp
880,000	5.38%, 03/01/2022	913,000
350,000	5.38%, 03/01/2025(e)	360,500
72,000	Owens Corning
	9.00%, 06/15/2019	87,054
715,000	Owens-Brockway Glass Container Inc(e) 5.38%, 01/15/2025	735,556
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
455,000	9.88%, 08/15/2019	486,850
85,000	5.75%, 10/15/2020	87,869
200,000	8.25%, 02/15/2021	214,000
265,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(e)
	10.00%, 06/01/2020	259,038
1,215,000	SBA Communications Corp(d)(e) 4.88%, 07/15/2022	1,190,167
	Sealed Air Corp(e)
520,000	6.50%, 12/01/2020	578,500
245,000	8.38%, 09/15/2021(d)	275,625
375,000	4.88%, 12/01/2022	382,500
405,000	5.25%, 04/01/2023	422,213
265,000	5.13%, 12/01/2024	274,275
160,000	6.88%, 07/15/2033	168,400
	Terex Corp
90,000	6.50%, 04/01/2020	93,600
875,000	6.00%, 05/15/2021	896,875

Principal Amount(a)		Fair Value

Industrial — (continued)
$115,000	Tervita Corp(e) 10.88%, 02/15/2018	$63,825
	TransDigm Inc
970,000	5.50%, 10/15/2020	957,875
90,000	7.50%, 07/15/2021	96,750
730,000	6.50%, 07/15/2024	733,650
	USG Corp(e)
80,000	5.88%, 11/01/2021	85,000
105,000	5.50%, 03/01/2025	107,100
695,000	Vander Intermediate Holding II Corp(e) 9.75%, 02/01/2019	700,212
1,095,000	Watco Cos LLC / Watco Finance Corp(e) 6.38%, 04/01/2023	1,095,000
570,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	545,775
885,000	Zebra Technologies Corp(e) 7.25%, 10/15/2022	953,587

		37,666,256

Technology — 1.78%
755,000	ACI Worldwide Inc(e) 6.38%, 08/15/2020	788,975
	First Data Corp
850,000	8.25%, 01/15/2021(e)	909,500
257,000	11.25%, 01/15/2021	292,338
230,000	12.63%, 01/15/2021	272,550
474,000	11.75%, 08/15/2021	548,062
	Freescale Semiconductor Inc(e)
510,000	5.00%, 05/15/2021(d)	538,050
20,000	6.00%, 01/15/2022	21,775
1,255,000	Infor US Inc(e) 6.50%, 05/15/2022	1,286,375
	Micron Technology Inc
700,000	5.88%, 02/15/2022	738,850
595,000	5.25%, 08/01/2023(e)	605,412
545,000	SunGard Data Systems Inc 6.63%, 11/01/2019	561,350

		6,563,237

Utilities — 3.11%
	AES Corp
520,000	8.00%, 10/15/2017	601,250
365,000	8.00%, 06/01/2020	417,013
765,000	7.38%, 07/01/2021	849,150
150,000	4.88%, 05/15/2023	146,250
1,090,000	5.50%, 04/15/2025(h)	1,079,100
	Calpine Corp
920,000	6.00%, 01/15/2022(e)	984,400
90,000	5.88%, 01/15/2024(e)	97,245
985,000	5.75%, 01/15/2025	992,387
51,000	DPL Inc 6.50%, 10/15/2016	53,550
	Dynegy Finance I Inc / Dynegy Finance II Inc(e)
1,250,000	6.75%, 11/01/2019	1,293,750

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Utilities — (continued)
$60,000	7.38%, 11/01/2022	$63,075
410,000	7.63%, 11/01/2024	429,475
408,615	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(e)(f)(g) 11.75%, 03/01/2022	448,454
	GenOn Americas Generation LLC(d)
895,000	8.50%, 10/01/2021	850,250
150,000	9.13%, 05/01/2031	138,656
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	25,500
165,000	9.88%, 10/15/2020(d)	167,063
	NRG Energy Inc
705,000	7.63%, 01/15/2018	776,381
1,075,000	7.88%, 05/15/2021	1,155,625
250,000	NRG Yield Operating LLC(e) 5.38%, 08/15/2024	260,000
560,000	Southern Star Central Corp(e) 5.13%, 07/15/2022	575,400
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(e) 11.50%, 10/01/2020	62,500

		11,466,474

TOTAL CORPORATE BONDS AND NOTES — 85.20% (Cost $315,769,265)		$313,710,983

CONVERTIBLE BONDS
Financial — 0.12%
386,000	iStar Financial Inc 3.00%, 11/15/2016	457,169

TOTAL CONVERTIBLE BONDS — 0.12% (Cost $425,874)		$457,169

Shares

COMMONSTOCK
Basic Materials — 0.12%
19,605	Huntsman Corp	434,643

Communications — 0.15%
8,000	DISH Network Corp Class A(j)	560,480

Consumer, Cyclical — 0.29%
18,762	General Motors Co	703,575
22,230	Penn National Gaming Inc(j)	348,122

		1,051,697

Consumer, Non-cyclical — 0.14%
6,665	Live Nation Entertainment Inc(j)	168,158

Shares		Fair Value

Consumer, Non-cyclical — (continued)
3,840	Spectrum Brands Holdings Inc	$343,910

		512,068

Energy — 0.08%
21,195	EP Energy Corp Class A(d)(j)	222,124
23,699	Lone Pine Resources Canada Ltd(h)(j)	748
23,699	Lone Pine Resources Inc Class A(h)(j)	948
11,995	Seventy Seven Energy Inc(j)	49,779
123,773	Vantage Drilling Co(j)	40,536

		314,135

Financial — 0.31%
32,340	Ally Financial Inc(j)	678,493
10,346	CIT Group Inc	466,812

		1,145,305

TOTAL COMMON STOCK — 1.09% (Cost $4,298,131)		$4,018,328

CONVERTIBLE PREFERRED STOCK
Consumer, Non-cyclical — 0.20%
729	Actavis PLC Series A, 5.50%(j)	751,781

Financial — 0.48%
5,500	American Tower Corp, 5.50%(j)	540,719
4,195	Crown Castle International Corp, 4.50%	439,762
32,278	EPR Properties Series C, 5.75%	781,227

		1,761,708

TOTAL CONVERTIBLE PREFERRED STOCK — 0.68% (Cost $2,424,546)		$2,513,489

PREFERRED STOCK
Consumer, Cyclical — 0.05%
6,447	M/I Homes Inc(d)	165,043

Consumer, Non-cyclical — 0.12%
9,102	Tyson Foods Inc	440,446

Financial — 0.38%
767	Ally Financial Inc(e)	783,419
4,800	Citigroup Inc Series K(c)(d)	130,848
13,425	Federal National Mortgage Association (c)(d)(j)	55,848

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
16,517	GMAC Capital Trust I(c)	$433,571

		1,403,686

TOTAL PREFERRED STOCK — 0.55% (Cost $2,088,838)		$2,009,175

WARRANTS
Consumer, Cyclical —0.01%
980	General Motors Co, expiring 07/10/2016(j)	27,195
980	General Motors Co, expiring 07/10/2019(j)	19,257

TOTAL WARRANTS — 0.01% (Cost $37,569)		$46,452

Principal Amount(a)

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.02%
	Federal Home Loan Bank
$15,000,000	0.00%, 04/01/2015	15,000,000
2,985,000	0.05%, 04/08/2015	2,984,974
4,200,000	Federal National Morgage Association 0.04%, 04/02/2015	4,199,995

		22,184,969

U.S. Treasury Bonds and Notes — 0.04%
	U.S. Treasury Bills(k)
30,000	0.02%, 05/07/2015	29,999
100,000	0.03%, 04/16/2015	99,999

		129,998

Repurchase Agreements — 4.84%
4,228,929	Undivided interest of 10.54% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $4,228,929 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 - 12/1/44, with a value of $40,344,797.(l)	4,228,929

Principal Amount(a)		Fair Value

Repurchase Agreements — (continued)
$890,248	Undivided interest of 5.62% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $890,248 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(l)	$890,248

4,228,929	Undivided interest of 5.62% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $4,228,929 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(l)	4,228,929

4,228,928	Undivided interest of 5.62% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $4,228,928 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(l)	4,228,928

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Repurchase Agreements — (continued)
$4,228,928	Undivided interest of 7.92% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $4,228,928 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(l)	$4,228,928

		17,805,962

TOTAL SHORT TERM INVESTMENTS — 10.90% (Cost $40,120,929)		$40,120,929

TOTAL INVESTMENTS — 104.53% (Cost $388,014,215)		$384,887,079

OTHER ASSETS & LIABILITIES, NET — (4.53)%		$(16,686,789)

TOTAL NET ASSETS — 100.00%		$368,200,290

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Restricted security; further details of these securities are included in a subsequent table.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.
(d)	All or a portion of the security is on loan at March 31, 2015.
(e)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $132,042,896 and $130,733,460, respectively, representing 35.51% of net assets.

(f)	Security in bankruptcy at March 31, 2015.
(g)

Security in default; no interest payments received during the last 12 months. At March 31, 2015, the aggregate cost and fair value of such securities was $962,781 and $652,002, respectively, representing 0.18% of net assets.

(h)	Security is fair valued under procedures adopted by the Board of Directors.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Non-income producing security.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	Collateral received for securities on loan.
TLB	Term Loan B

At March 31, 2015, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Air Medical Group Holdings Inc	7.63%	05/31/2018	01/07/2014 - 01/17/2014	$565,847	$572,850	0.16%
Yonkers Racing Corp	4.25	08/20/2019	08/16/2013	198,805	193,816	0.05

				$764,652	$766,666	0.21%

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

At March 31, 2015, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SSB	USD	292,096	CAD	345,000	April 2015	$19,752
HSB	USD	181,537	CAD	214,400	April 2015	12,289
JPM	USD	363,425	CAD	429,000	April 2015	24,771
WES	USD	387,309	CAD	457,300	April 2015	26,315
CIT	USD	419,792	EUR	373,500	June 2015	17,714
DB	USD	585,796	GBP	381,100	June 2015	20,682
UBS	EUR	104,400	USD	116,849	June 2015	(4,461)
JPM	EUR	107,300	USD	120,649	June 2015	(5,139)

					Net Appreciation	$111,923

At March 31, 2015, the Fund held the following outstanding credit default swaps:

Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating (a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Net Unrealized Appreciation
North America High Yield 23/Barclays Bank	Sell	B+	5.00%	$2,000,000	$143,400	$143,400	June 20, 2020	$18

(a)	Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2015.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
CIT	Citigroup Global Markets
DB	Deutche Bank
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Warrants	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2015

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Bank Loans	$	—	$	22,010,554	$	—	$	22,010,554
Corporate Bonds and Notes		—		313,706,998		3,985		313,710,983
Convertible Bonds		—		457,169		—		457,169
Common Stock		4,016,632		—		1,696		4,018,328
Convertible Preferred Stock		439,762		2,073,727		—		2,513,489
Preferred Stock		785,310		1,223,865		—		2,009,175
Warrants		46,452		—		—		46,452
Short Term Investments		—		40,120,929		—		40,120,929

Total investments, at fair value		5,288,156		379,593,242		5,681		384,887,079
Other Financial Investments:
Forward Foreign Currency Contracts(a)		—		121,523		—		121,523
Credit Default Swaps		—		143,400		—		143,400

Total Assets	$	5,288,156	$	379,858,165	$	5,681	$	385,152,002

Liabilities

Other Financial Investments:
Forward Foreign Currency Contracts(a)	$	—	$	(9,600)	$	—	$	(9,600)

Total Liabilities	$	0	$	(9,600)	$	0	$	(9,600)

(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2015

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	388,029,939

Gross unrealized appreciation on investments		8,456,131
Gross unrealized depreciation on investments		(11,598,991)

Net unrealized depreciation on investments	$	(3,142,860)

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

March 31, 2015

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk – The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk – The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk – The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts are reported in a table following the Schedule of Investments. The Fund held an average notional value of $2,474,914 in forward contracts for the reporting period.

Credit Default Swaps

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).

For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Any upfront premiums paid upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid on the Schedule of Investments.

March 31, 2015

The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $1,995,000 in credit default swaps for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $17,296,547 and received collateral of $17,805,962 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Apartment REITS — 18.68%
64,279	American Campus Communities Inc REIT	$2,755,641
81,184	American Homes 4 Rent REIT	1,343,595
89,543	Apartment Investment & Management Co REIT Class A	3,524,412
33,069	Associated Estates Realty Corp REIT	816,143
75,662	AvalonBay Communities Inc REIT	13,184,103
49,689	Camden Property Trust REIT	3,882,202
27,532	Education Realty Trust Inc REIT	974,082
74,335	Equity Commonwealth REIT(a)	1,973,594
208,448	Equity Residential REIT	16,229,761
37,315	Essex Property Trust Inc REIT	8,578,719
33,113	Home Properties Inc REIT	2,294,400
43,144	Mid-America Apartment Communities Inc REIT	3,333,737
31,281	Post Properties Inc REIT	1,780,827
21,412	Silver Bay Realty Trust Corp REIT	346,018
148,267	UDR Inc REIT	5,045,526

		66,062,760

Diversified REITS — 8.35%
117,814	Cousins Properties Inc REIT	1,248,828
77,646	Digital Realty Trust Inc REIT	5,121,530
197,532	Duke Realty Corp REIT	4,300,272
37,862	DuPont Fabros Technology Inc REIT	1,237,330
33,696	First Potomac Realty Trust REIT	400,646
85,313	Liberty Property Trust REIT(b)	3,045,674
92,927	New York Inc REIT	973,875
11,106	PS Business Parks Inc REIT	922,242
100,119	Vornado Realty Trust REIT	11,213,328
38,285	Washington REIT	1,057,815

		29,521,540

Health Care REITS — 13.26%
13,532	Ashford Hospitality Prime Inc REIT	226,932
264,005	HCP Inc REIT	11,407,656
200,234	Health Care Inc REIT	15,490,102
56,959	Healthcare Realty Trust Inc REIT	1,582,321
20,364	LTC Properties Inc REIT	936,744
134,642	Senior Housing Properties Trust REIT	2,987,706
7,621	Universal Health Realty Income Trust REIT	428,681
189,546	Ventas Inc REIT	13,840,649

		46,900,791

Hotels REITS — 6.65%
49,321	Ashford Hospitality Trust Inc REIT	474,468
114,875	DiamondRock Hospitality Co REIT	1,623,184
63,382	FelCor Lodging Trust Inc REIT	728,259
113,929	Hersha Hospitality Trust REIT	737,121
85,913	Hospitality Properties Trust REIT	2,834,270

Shares		Fair Value

Hotels REITS — (continued)
434,041	Host Hotels & Resorts Inc REIT	$8,758,947
64,696	LaSalle Hotel Properties REIT	2,514,087
41,090	Pebblebrook Hotel Trust REIT	1,913,561
157,444	Strategic Hotels & Resorts Inc REIT(a)	1,957,029
119,472	Sunstone Hotel Investors Inc REIT	1,991,598

		23,532,524

Manufactured Homes REITS — 1.26%
45,853	Equity LifeStyle Properties Inc REIT	2,519,622
28,793	Sun Communities Inc REIT	1,921,069

		4,440,691

Office Property REITS — 12.43%
41,274	Alexandria Real Estate Equities Inc REIT	4,046,503
115,360	BioMed Realty Trust Inc REIT	2,614,057
87,773	Boston Properties Inc REIT	12,330,351
102,964	Brandywine Realty Trust REIT	1,645,365
71,607	Columbia Property Trust Inc REIT	1,934,821
53,014	Corporate Office Properties Trust REIT	1,557,551
78,003	Douglas Emmett Inc REIT	2,325,269
51,090	Franklin Street Properties Corp REIT	654,974
53,239	Highwoods Properties Inc REIT	2,437,281
49,492	Kilroy Realty Corp REIT	3,769,806
47,979	Mack-Cali Realty Corp REIT	925,035
48,245	Parkway Properties Inc REIT	837,051
88,424	Piedmont Office Realty Trust Inc REIT	1,645,571
56,510	SL Green Realty Corp REIT	7,254,754

		43,978,389

Regional Malls REITS — 17.52%
97,559	CBL & Associates Properties Inc REIT	1,931,668
359,994	General Growth Properties Inc REIT	10,637,823
80,653	Macerich Co REIT	6,801,468
39,543	Pennsylvania REIT	918,584
19,850	Rouse Properties Inc REIT(b)	376,356
178,109	Simon Property Group Inc REIT	34,845,245
54,095	Tanger Factory Outlet Centers Inc REIT	1,902,521
36,278	Taubman Centers Inc REIT	2,798,122
106,061	WP GLIMCHER Inc REIT	1,763,794

		61,975,581

Shopping Centers REITS — 8.63%
39,047	Acadia Realty Trust REIT	1,361,959
78,364	Brixmor Property Group Inc REIT	2,080,564
42,336	Cedar Realty Trust Inc REIT	317,097

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Shopping Centers REITS — (continued)
171,609	DDR Corp REIT	$3,195,360
44,381	Equity One Inc REIT	1,184,529
39,342	Federal Realty Investment Trust REIT	5,791,536
50,628	Inland Real Estate Corp REIT	541,213
236,397	Kimco Realty Corp REIT	6,347,259
47,847	Kite Realty Group Trust REIT	1,347,850
44,442	Ramco-Gershenson Properties Trust REIT	826,621
53,932	Regency Centers Corp REIT	3,669,533
6,435	Saul Centers Inc REIT	368,082
50,076	Urban Edge Properties REIT	1,186,813
64,577	Weingarten Realty Investors REIT	2,323,481

		30,541,897

Storage REITS — 7.02%
93,320	CubeSmart REIT	2,253,678
63,356	Extra Space Storage Inc REIT	4,280,965
83,173	Public Storage REIT	16,396,725
20,372	Sovran Self Storage Inc REIT	1,913,746

		24,845,114

Warehouse/Industry REITS — 4.94%
50,553	DCT Industrial Trust Inc REIT	1,752,167
18,316	EastGroup Properties Inc REIT	1,101,524
63,345	First Industrial Realty Trust Inc REIT	1,357,484
293,443	Prologis Inc REIT	12,782,377
30,775	Rexford Industrial Realty Inc REIT	486,553

		17,480,105

TOTAL COMMON STOCK — 98.74% (Cost $299,991,749)		$349,279,392

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.71%
$2,500,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	2,500,000

Principal Amount		Fair Value

Repurchase Agreements — 0.40%
$70,457	Undivided interest of 0.45% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $70,457 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(c)	$70,457
334,669	Undivided interest of 0.45% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $334,669 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(c)	334,669
334,669	Undivided interest of 0.45% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $334,669 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(c)	334,669
334,670	Undivided interest of 1.19% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $334,670 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(c)	334,670

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$334,670	Undivided interest of 1.55% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $334,670 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(c)	$334,670

		1,409,135

TOTAL SHORT TERM INVESTMENTS — 1.11% (Cost $3,909,135)		$3,909,135

TOTAL INVESTMENTS — 99.85% (Cost $303,900,884)		$353,188,527

OTHER ASSETS & LIABILITIES, NET — 0.15%		$533,055

TOTAL NET ASSETS — 100.00%		$353,721,582

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	39	USD	$4,018,560	June 2015	$(20,215)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	349,279,392	$	—	$	—	$	349,279,392
Short Term Investments		—		3,909,135		—		3,909,135

Total Assets	$	349,279,392	$	3,909,135	$	0	$	353,188,527

Liabilities

Other Financial Investments:
Futures Contracts(a)	$	(20,215)	$	—	$	—	$	(20,215)

Total Liabilities	$	(20,215)	$	0	$	0	$	(20,215)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations. It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	306,751,555

Gross unrealized appreciation on investments		53,055,708
Gross unrealized depreciation on investments		(6,618,736)

Net unrealized appreciation on investments	$	46,436,972

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

March 31, 2015

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 31 futures contracts for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $1,375,176 and received collateral of $1,409,135 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 21.46%
$1,890,940	Aegis Asset Backed Securities Trust Mortgage Pass Through Certificates(a) Series 2004-3, Class A1 0.89%, 09/25/2034	$1,858,282
642,357	Americold 2010 LLC Trust(b) Series 2010-ARTA, Class A1 3.85%, 01/14/2029	673,740
676,874	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4, Class A1 0.79%, 04/25/2034	668,891
	Avis Budget Rental Car Funding AESOP LLC(b)
2,125,000	Series 2012-1A, Class A 2.05%, 08/20/2016	2,130,978
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017	508,609
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017	516,071
1,579	Bear Stearns Commercial Mortgage Securities Trust(a) Series 2004-PWR4, Class A3 5.47%, 06/11/2041	1,578
1,000,000	Cabela’s Master Credit Card Trust(b) Series 2010-2A, Class A1 2.29%, 09/17/2018	1,007,813
1,200,000	CAL Funding II Ltd(b) Series 2013-1A, Class A 3.35%, 03/27/2028	1,207,469
8,022	Centex Home Equity Loan Trust(a) Series 2004-A, Class AF6 4.27%, 01/25/2034	8,039
1,212,300	CLI Funding V LLC(b) Series 2013-2A, Class Note 3.22%, 06/18/2028	1,225,948
	Commercial Mortgage Pass Through Certificates
1,720,085	Series 2013-CR10, Class A1 1.28%, 08/10/2046	1,719,847
1,868,928	Series 2013-LC13, Class A1 1.31%, 08/10/2046	1,869,620
808,333	Cronos Containers Program Ltd(b) Series 2013-1A, Class A 3.08%, 04/18/2028	812,904
	Enterprise Fleet Financing LLC(b)
626,407	Series 2013-2, Class A2 1.06%, 03/20/2019	627,337
1,450,000	Series 2014-1, Class A3 1.38%, 09/20/2019	1,452,356
3,000,000	Series 2014-2, Class A2 1.05%, 03/20/2020	2,997,438
11,872	Equity One Mortgage Pass Through Trust(c) Series 2004-1, Class AF6 4.21%, 04/25/2034	11,915

Principal Amount		Fair Value

Non-Agency — (continued)
$808,333	Global SC Finance II SRL(b) Series 2013-1A, Class A 2.98%, 04/17/2028	$811,092
503,822	GMAC Mortgage Corp Series 2007-HE2, Class A3 6.19%, 12/25/2037	498,893
1,738,672	GS Mortgage Securities Corp Trust(b) Series 2014-NEW, Class A1 1.76%, 01/10/2031	1,737,271
1,200,000	HSBC Home Equity Loan Trust USA(a) Series 2006-4, Class M1 0.44%, 03/20/2036	1,150,428
1,656,342	JP Morgan Chase Commercial Mortgage Securities Trust(b) Series 2011-C4, Class A2 3.34%, 07/15/2046	1,693,977
500,000	Morgan Stanley Capital I Trust(a) Series 2006-T21, Class A4 5.16%, 10/12/2052	506,847
750,000	Oscar US Funding Trust(b) Series 2014-1A, Class A3 1.72%, 04/15/2019	754,858
	Oscar US Funding Trust II(b)
1,000,000	Series 2015-1A, Class A3 1.86%, 10/15/2019	1,003,750
700,000	Series 2015-1A, Class A4 2.44%, 06/15/2022	704,812
76,663	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025	76,926
812,540	Springleaf Mortgage Loan Trust(a)(b) Series 2012-2A, Class A 2.22%, 10/25/2057	815,052
135,122	Structured Receivables Finance 3 LLC(b) Series 2006-A, Class A 5.55%, 01/15/2030	149,642
1,600,000	TAL Advantage LLC(b) Series 2010-1A, Class A 3.25%, 07/21/2025	1,626,511
165,954	Wells Fargo Commercial Mortgage Trust(b) Series 2010-C1, Class A1 3.35%, 11/15/2043	171,993
	WFRBS Commercial Mortgage Trust
113,377	Series 2011-C4, Class A1 1.61%, 06/15/2044(b)	113,496
250,000	Series 2011-C4, Class A2 3.45%, 06/15/2044(b)	256,171
1,000,000	Series 2011-C5, Class A2 2.68%, 11/15/2044	1,022,047
1,500,000	Series 2012-C8, Class A2 1.88%, 08/15/2045	1,519,785

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Non-Agency — (continued)
$1,831,761	Series 2013-C16, Class A1 1.41%, 09/15/2046	$1,842,792

		35,755,178

U.S. Government Agency — 0.04%
	Federal National Mortgage Association
53,259	Series 2003-T4, Class 2A6 4.76%,07/26/2033(c)	56,385
9,133	Series 2004-T9, Class A1 0.45%, 04/25/2035(a)	9,096

		65,481

TOTAL ASSET-BACKED SECURITIES — 21.50% (Cost $35,823,825)		$35,820,659

BANK LOANS
437,500	Express Scripts Inc(a) 2.01%, 08/29/2016	436,953

TOTAL BANK LOANS — 0.26% (Cost $437,154)		$436,953

CORPORATE BONDS AND NOTES
Basic Materials — 3.96%
2,000,000	Eastman Chemical Co 2.40%, 06/01/2017	2,041,940
1,000,000	Freeport-McMoRan Copper & Gold Inc 2.30%, 11/14/2017	996,810
1,000,000	Georgia-Pacific LLC(b) 2.54%, 11/15/2019	1,013,838
1,447,500	Glencore Finance Canada Ltd(b) 5.80%, 11/15/2016	1,540,473
1,000,000	Rio Tinto Finance USA PLC 1.63%, 08/21/2017	1,005,509

		6,598,570

Communications — 6.71%
1,725,000	AT&T Inc 5.50%, 02/01/2018	1,898,954
1,000,000	CBS Corp 1.95%, 07/01/2017	1,010,974
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016	509,487
1,000,000	NBCUniversal Enterprise Inc(b) 1.66%, 04/15/2018	1,006,495
500,000	Pearson Funding Two PLC(b) 4.00%, 05/17/2016	515,953
1,000,000	Thomson Reuters Corp 1.65%, 09/29/2017	1,001,979
	Verizon Communications Inc
2,070,000	2.50%, 09/15/2016	2,114,054
1,000,000	3.65%, 09/14/2018	1,063,350

Principal Amount		Fair Value

Communications — (continued)
	Viacom Inc
$1,000,000	2.50%, 12/15/2016	$1,022,437
1,000,000	3.50%, 04/01/2017	1,038,275

		11,181,958

Consumer, Cyclical — 11.20%
1,000,000	Carnival Corp 1.20%, 02/05/2016	1,001,503
1,500,000	Cintas Corp No 2 2.85%, 06/01/2016	1,534,965
	Daimler Finance North America LLC(b)
500,000	1.30%, 07/31/2015	501,330
1,000,000	1.38%, 08/01/2017	1,000,698
	Ford Motor Credit Co LLC
500,000	1.50%, 01/17/2017(d)	501,057
2,000,000	1.72%, 12/06/2017	1,995,572
1,000,000	Hanesbrands Inc 6.38%, 12/15/2020	1,061,250
	Harley-Davidson Financial Services Inc(b)
500,000	2.70%, 03/15/2017	514,287
1,000,000	2.40%, 09/15/2019	1,016,839
1,000,000	Hyundai Capital Services Inc(b) 3.50%, 09/13/2017	1,037,442
436,328	JetBlue Airways 2004-2 G-1 Pass Through Trust(a) 0.63%, 08/15/2016	433,055
1,000,000	Kia Motors Corp(b) 3.63%, 06/14/2016	1,026,446
	Mattel Inc
1,000,000	2.50%, 11/01/2016(d)	1,016,552
1,000,000	1.70%, 03/15/2018	995,329
	Volkswagen Group of America Finance LLC(b)
1,000,000	1.25%, 05/23/2017	1,001,184
1,000,000	1.60%, 11/20/2017	1,008,752
1,000,000	Walgreen Co 1.80%, 09/15/2017	1,010,310
2,000,000	Whirlpool Corp 1.35%, 03/01/2017	2,004,558

		18,661,129

Consumer, Non-cyclical — 12.42%
1,000,000	AbbVie Inc 1.75%, 11/06/2017	1,003,547
2,000,000	Actavis Funding SCS 1.85%, 03/01/2017	2,014,428
2,000,000	Bayer US Finance LLC(b) 1.50%, 10/06/2017	2,012,852
1,000,000	Becton Dickinson & Co 1.80%, 12/15/2017	1,007,662
933,000	Bunge Ltd Finance Corp 4.10%, 03/15/2016	956,796
1,000,000	Constellation Brands Inc 7.25%, 05/15/2017	1,103,750
2,000,000	JM Smucker Co(b) 1.75%, 03/15/2018	2,010,090

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$2,000,000	Kellogg Co 1.75%, 05/17/2017	$2,020,300
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	511,125
1,000,000	Mondelez International Inc 2.25%, 02/01/2019	1,011,232
1,000,000	Sysco Corp 2.35%, 10/02/2019	1,023,125
1,000,000	Total System Services Inc 2.38%, 06/01/2018	1,005,782
1,000,000	Western Union Co 2.38%, 12/10/2015	1,008,422
1,000,000	WM Wrigley Jr Co(b) 1.40%, 10/21/2016	1,003,669
2,000,000	Zimmer Holdings Inc 1.45%, 04/01/2017	2,003,964
1,000,000	Zoetis Inc 1.15%, 02/01/2016	1,000,275

		20,697,019

Energy — 8.53%
1,000,000	Boardwalk Pipelines LP 5.50%, 02/01/2017	1,045,081
1,000,000	BP Capital Markets PLC(d) 2.24%, 09/26/2018	1,016,523
	Cameron International Corp
1,190,000	1.15%, 12/15/2016	1,181,305
1,500,000	1.40%, 06/15/2017	1,477,948
2,000,000	Continental Resources Inc 7.13%, 04/01/2021	2,092,500
1,000,000	FMC Technologies Inc 2.00%, 10/01/2017	998,829
526,038	Kern River Funding Corp(b) 4.89%, 04/30/2018	562,304
1,000,000	National Oilwell Varco Inc 1.35%, 12/01/2017	991,241
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 6.13%, 01/15/2017	1,079,916
1,000,000	Schlumberger Norge AS(b) 1.25%, 08/01/2017	1,000,944
1,000,000	TransCanada PipeLines Ltd 1.88%, 01/12/2018	1,009,471
486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016	511,364
1,226,000	Transocean Inc 4.95%, 11/15/2015	1,247,455

		14,214,881

Financial — 25.89%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	995,000
170,000	American Express Credit Corp 5.30%, 12/02/2015	175,241
	Bank of America Corp
1,000,000	3.70%, 09/01/2015	1,011,892

Principal Amount		Fair Value

Financial — (continued)
$1,000,000	6.50%, 08/01/2016	$1,067,249
1,000,000	3.88%, 03/22/2017	1,046,535
1,000,000	1.70%, 08/25/2017	1,003,867
1,000,000	5.75%, 12/01/2017	1,100,350
1,000,000	Bank of Montreal 1.30%, 07/14/2017	1,003,160
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd(b) 1.20%, 03/10/2017	1,994,734
1,000,000	Bear Stearns Cos LLC(a) 0.65%, 11/21/2016	998,826
	Citigroup Inc
2,000,000	4.45%, 01/10/2017	2,107,898
1,000,000	1.35%, 03/10/2017	998,309
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	1,563,304
1,000,000	Credit Suisse 1.38%, 05/26/2017	1,001,802
1,000,000	Duke Realty LP 5.95%, 02/15/2017	1,080,446
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016	1,021,507
2,000,000	General Electric Capital Corp 5.63%, 05/01/2018	2,245,678
	Goldman Sachs Group Inc
1,808,000	3.63%, 02/07/2016	1,846,686
1,000,000	5.75%, 10/01/2016	1,066,985
1,000,000	6.25%, 09/01/2017	1,108,934
1,000,000	5.95%, 01/18/2018	1,113,473
1,000,000	HSBC Finance Corp 5.00%, 06/30/2015	1,010,691
	JPMorgan Chase & Co
2,000,000	3.15%, 07/05/2016	2,051,910
2,000,000	1.70%, 03/01/2018	2,008,036
250,000	Lehman Brothers Holdings Inc(e)(f) 0.00%, 10/15/2020	35,938
1,000,000	Macquarie Bank Ltd(b) 1.65%, 03/24/2017	1,005,062
2,000,000	Morgan Stanley 3.80%, 04/29/2016	2,057,824
1,750,000	Prudential Financial Inc 4.75%, 09/17/2015	1,781,229
1,000,000	Royal Bank of Canada 1.40%, 10/13/2017	1,002,511
1,500,000	Sumitomo Mitsui Banking Corp 1.45%, 07/19/2016	1,508,068
2,000,000	Toronto-Dominion Bank 1.40%, 04/30/2018	2,000,666
1,000,000	Wachovia Corp 5.75%, 02/01/2018	1,118,236
	Wells Fargo & Co
1,000,000	1.50%, 01/16/2018	1,004,785
1,000,000	2.15%, 01/15/2019	1,015,576

		43,152,408

Industrial — 4.54%
500,000	BAE Systems PLC(b) 3.50%, 10/11/2016	516,701

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$1,227,070	Canadian National Railway Co Financing Pass Through Trust 7.20%, 01/02/2016	$1,278,085
595,333	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	657,843
1,572,561	Federal Express Corp 2012 Pass Through Trust(b) 2.63%, 01/15/2018	1,605,220
2,000,000	Northrop Grumman Corp 1.75%, 06/01/2018	2,005,874
1,000,000	Precision Castparts Corp 1.25%, 01/15/2018	996,094
250,000	Ryder System Inc 7.20%, 09/01/2015	256,282
216,004	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	257,153

		7,573,252

Technology — 1.52%
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	505,200
1,000,000	Fidelity National Information Services Inc 1.45%, 06/05/2017	999,177
1,000,000	Hewlett-Packard Co 3.30%, 12/09/2016	1,034,049

		2,538,426

Utilities — 1.72%
500,000	Kentucky Power Co(b) 6.00%, 09/15/2017	551,278
216,000	PNPP II Funding Corp 8.83%, 05/30/2016	224,163
1,000,000	Southern California Edison Co 1.85%, 02/01/2022	1,005,540
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017	1,077,802

		2,858,783

TOTAL CORPORATE BONDS AND NOTES — 76.49% (Cost $126,828,402)		$127,476,426

MORTGAGE-BACKED SECURITIES

Non-Agency — 0.01%
16,032	CHL Mortgage Pass Through Trust(a) Series 2003-15, Class 1A1 0.67%, 06/25/2018	15,890

TOTAL MORTGAGE-BACKED SECURITIES — 0.01% (Cost $14,680)		$15,890

Principal Amount		Fair Value

SHORT TERM INVESTMENTS

Repurchase Agreements — 1.97%
$1,900,000	Repurchase agreement (principal amount/value $1,900,000 with a maturity value of $1,900,004) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 3/31/15, to be repurchased at $1,900,004 on 4/1/15, collateralized by a U.S. Treasury security, 2.50%, 7/15/16, with a value of $1,938,066.	$1,900,000

69,416	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $69,416 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(g)	69,416

329,736	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $329,736 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 -7/15/32, with a value of $76,127,886.(g)	329,736

329,736	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $329,736 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(g)	329,736

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$329,736	Undivided interest of 1.18% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $329,736 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(g)	$329,736

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$329,736	Undivided interest of 1.52% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $329,736 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(g)	$329,736

TOTAL SHORT TERM INVESTMENTS — 1.97% (Cost $3,288,360)		$3,288,360

TOTAL INVESTMENTS — 100.23% (Cost $166,392,421)		$167,038,288

OTHER ASSETS & LIABILITIES, NET — (0.23)%		$(380,717)

TOTAL NET ASSETS — 100.00%		$166,657,571

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $46,100,046 and $46,445,879, respectively, representing 27.87% of net assets.

(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2015. Maturity date disclosed represents final maturity date.

(d)	All or a portion of the security is on loan at March 31, 2015.
(e)	Security in bankruptcy at March 31, 2015.
(f)

Security in default; some interest payments received during the last 12 months. At March 31, 2015, the aggregate cost and fair value of such securities was $0 and $35,938, respectively, representing 0.02% of net assets.

(g)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The

March 31, 2015

inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	166,392,421

Gross unrealized appreciation on investments		1,023,131
Gross unrealized depreciation on investments		(377,264)

Net unrealized appreciation on investments	$	645,867

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $1,354,880 and received collateral of $1,388,360 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 1.21%
23,369	Globe Specialty Metals Inc	$442,142
34,995	Stillwater Mining Co(a)	452,135

		894,277

Communications — 5.67%
98,065	8x8 Inc(a)	823,746
65,575	Gray Television Inc(a)	906,246
11,885	HomeAway Inc(a)	358,570
14,375	LogMeIn Inc(a)	804,856
23,893	Marketo Inc(a)(b)	612,139
13,556	RetailMeNot Inc(a)(b)	244,144
8,652	RigNet Inc(a)	247,361
3,778	Yelp Inc(a)(b)	178,888

		4,175,950

Consumer, Cyclical — 13.13%
5,654	Allegiant Travel Co	1,087,208
27,070	Beazer Homes USA Inc(a)	479,680
35,202	Belmond Ltd Class A(a)	432,280
4,420	Buffalo Wild Wings Inc(a)(b)	801,081
9,371	G-III Apparel Group Ltd(a)	1,055,643
21,740	H&E Equipment Services Inc	543,283
10,218	Hibbett Sports Inc(a)	501,295
15,246	HNI Corp	841,122
40,961	JetBlue Airways Corp(a)(b)	788,499
30,535	Krispy Kreme Doughnuts Inc(a)	610,395
6,284	Restoration Hardware Holdings Inc(a)(b)	623,310
18,201	Ryland Group Inc	887,117
16,556	Tenneco Inc(a)	950,645
2,368	Zoe’s Kitchen Inc(a)(b)	78,831

		9,680,389

Consumer, Non-cyclical — 30.49%
13,636	ABIOMED Inc(a)	976,065
11,952	Acadia Healthcare Co Inc(a)(b)	855,763
14,741	Air Methods Corp(a)	686,783
3,043	Align Technology Inc(a)	163,668
37,183	AMN Healthcare Services Inc(a)	857,812
6,875	Anika Therapeutics Inc(a)	283,044
58,327	ARC Document Solutions Inc(a)	538,358
51,612	Arena Pharmaceuticals Inc(a)(b)	225,544
26,027	Cambrex Corp(a)	1,031,450
14,200	Capella Education Co	921,296
14,645	Cardtronics Inc(a)	550,652
13,964	Cepheid Inc(a)	794,552
9,063	Corporate Executive Board Co	723,771
19,143	HealthSouth Corp	849,183
17,614	Heartland Payment Systems Inc	825,216
8,426	HeartWare International Inc(a)	739,550
18,529	HMS Holdings Corp(a)	286,273
4,579	ICON PLC(a)	322,957
14,137	Insmed Inc(a)	294,050
6,228	Isis Pharmaceuticals Inc(a)(b)	396,537
42,859	Keryx Biopharmaceuticals Inc(a)(b)	545,595

Shares		Fair Value

Consumer, Non-cyclical — (continued)
28,943	Kforce Inc	$645,718
10,590	Lannett Co Inc(a)	717,049
14,429	LifePoint Hospitals Inc(a)	1,059,810
9,091	Ligand Pharmaceuticals Inc(a)	701,007
19,579	Neurocrine Biosciences Inc(a)	777,482
19,128	NuVasive Inc(a)	879,697
7,290	Pacira Pharmaceuticals Inc(a)	647,717
3,325	Puma Biotechnology Inc(a)(b)	785,066
18,986	Sangamo BioSciences Inc(a)	297,700
22,437	Team Health Holdings Inc(a)	1,312,789
22,648	TrueBlue Inc(a)	551,479
15,911	United Natural Foods Inc(a)	1,225,783

		22,469,416

Energy — 1.67%
24,292	C&J Energy Services Ltd(a)	270,370
54,177	Callon Petroleum Co(a)	404,702
20,156	Flotek Industries Inc(a)	297,100
7,883	Helix Energy Solutions Group Inc(a)(b)	117,930
41,982	Willbros Group Inc(a)	138,960

		1,229,062

Financial — 7.60%
22,675	Ellie Mae Inc(a)(b)	1,254,154
21,312	Encore Capital Group Inc(a)(b)	886,366
17,541	Financial Engines Inc(b)	733,740
44,300	Gain Capital Holdings Inc	432,811
27,422	PRA Group Inc(a)	1,489,563
15,030	WageWorks Inc(a)	801,550

		5,598,184

Industrial — 14.77%
22,212	AAON Inc	544,860
8,720	Astronics Corp(a)	642,664
1,749	Astronics Corp Class B(a)	127,834
9,200	Badger Meter Inc	551,448
11,652	EMCOR Group Inc	541,468
16,071	Fluidigm Corp(a)	676,589
54,347	Headwaters Inc(a)	996,724
15,916	HEICO Corp(b)	971,990
4,981	Littelfuse Inc	495,062
6,412	MSA Safety Inc	319,831
74,947	Mueller Water Products Inc Class A	738,228
4,686	Power Solutions International Inc(a)	301,263
9,609	Proto Labs Inc(a)	672,630
18,040	Rexnord Corp(a)	481,488
19,316	Simpson Manufacturing Co Inc	721,839
11,606	Universal Forest Products Inc	643,901
20,879	USG Corp(a)(b)	557,469
17,693	Woodward Inc	902,520

		10,887,808

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Technology — 22.64%
29,502	Aspen Technology Inc(a)	$1,135,532
15,278	Bottomline Technologies (DE) Inc(a)	418,159
21,920	Constant Contact Inc(a)	837,563
18,780	Cornerstone OnDemand Inc(a)	542,554
15,394	Demandware Inc(a)	937,495
25,357	FleetMatics Group PLC(a)	1,137,261
16,568	Guidewire Software Inc(a)	871,643
18,941	Imperva Inc(a)	808,781
36,723	Integrated Device Technology Inc(a)	735,194
23,160	Manhattan Associates Inc(a)	1,172,128
25,288	MAXIMUS Inc	1,688,227
9,160	Medidata Solutions Inc(a)	449,206
23,289	Omnicell Inc(a)	817,444
21,083	Proofpoint Inc(a)	1,248,535
8,469	PROS Holdings Inc(a)	209,269
30,662	Qlik Technologies Inc(a)	954,508
24,876	Qualys Inc(a)	1,156,237
18,165	SciQuest Inc(a)	307,533
7,391	Ultimate Software Group Inc(a)	1,256,137

		16,683,406

TOTAL COMMON STOCK — 97.18% (Cost $60,111,628)		$71,618,492

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.26%
$2,400,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	2,400,000

Repurchase Agreements — 11.51%
424,119	Undivided interest of 2.68% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $424,119 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(c)	424,119

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,014,672	Undivided interest of 2.68% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $2,014,672 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(c)	$2,014,672

2,014,672	Undivided interest of 2.68% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $2,014,672 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(c)	2,014,672

2,014,672	Undivided interest of 7.18% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $2,014,672 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(c)	2,014,672

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,014,672	Undivided interest of 9.30% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $2,014,672 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(c)	$2,014,672

		8,482,807

TOTAL SHORT TERM INVESTMENTS — 14.77% (Cost $10,882,807)		$10,882,807

TOTAL INVESTMENTS — 111.95% (Cost $70,994,435)		$82,501,299

OTHER ASSETS & LIABILITIES, NET — (11.95)%		$(8,803,718)

TOTAL NET ASSETS — 100.00%		$73,697,581

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

March 31, 2015

implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	71,618,492	$	—	$	—	$	71,618,492
Short Term Investments		—		10,882,807		—		10,882,807

Total Assets	$	71,618,492	$	10,882,807	$	0	$	82,501,299

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	71,770,756

Gross unrealized appreciation on investments		14,632,175
Gross unrealized depreciation on investments		(3,901,632)

Net unrealized appreciation on investments	$	10,730,543

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $8,231,254 and received collateral of $8,482,807 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.76%
23,537	Air Products & Chemicals Inc	$3,560,677
8,197	Airgas Inc	869,784
141,550	Alcoa Inc	1,828,826
12,544	Allegheny Technologies Inc	376,445
5,845	CF Industries Holdings Inc	1,658,110
132,926	Dow Chemical Co	6,377,790
18,188	Eastman Chemical Co	1,259,701
32,508	Ecolab Inc	3,718,265
108,866	EI du Pont de Nemours & Co	7,780,653
15,958	FMC Corp	913,596
124,572	Freeport-McMoRan Copper & Gold Inc	2,360,639
10,077	International Flavors & Fragrances Inc	1,183,040
50,372	International Paper Co	2,795,142
48,565	LyondellBasell Industries NV Class A	4,264,007
58,926	Monsanto Co	6,631,532
37,181	Mosaic Co	1,712,557
59,825	Newmont Mining Corp	1,298,801
38,016	Nucor Corp	1,806,900
16,389	PPG Industries Inc	3,696,375
35,595	Praxair Inc	4,297,740
10,002	Sherwin-Williams Co	2,845,569
14,430	Sigma-Aldrich Corp	1,994,948

		63,231,097

Communications — 11.38%
7,665	Alliance Data Systems Corp(a)	2,270,756
46,059	Amazon.com Inc(a)	17,138,554
628,712	AT&T Inc(b)	20,527,447
25,530	Cablevision Systems Corp Class A(c)	467,199
56,201	CBS Corp Class B	3,407,467
70,293	CenturyLink Inc	2,428,623
620,014	Cisco Systems Inc	17,065,885
308,910	Comcast Corp Class A	17,444,148
60,717	DIRECTV(a)	5,167,017
18,886	Discovery Communications Inc Class A(a)(c)	580,933
32,726	Discovery Communications Inc Class C(a)	964,599
134,285	eBay Inc(a)	7,745,559
6,845	Equinix Inc	1,593,858
12,567	Expedia Inc	1,182,932
9,394	F5 Networks Inc(a)	1,079,746
253,457	Facebook Inc Class A(a)(b)	20,837,967
114,205	Frontier Communications Corp	805,145
27,168	Gannett Co Inc	1,007,389
34,555	Google Inc Class A(a)(b)	19,167,659
34,523	Google Inc Class C(a)(b)	18,918,604
13,123	Harris Corp	1,033,567
47,522	Interpublic Group of Cos Inc	1,051,187
43,718	Juniper Networks Inc	987,152
33,739	Level 3 Communications Inc(a)	1,816,508
23,805	Motorola Solutions Inc	1,587,079
7,251	Netflix Inc(a)	3,021,419
60,438	News Corp Class A(a)	967,612

Shares		Fair Value

Communications — (continued)
39,236	Nielsen NV	$1,748,749
30,441	Omnicom Group Inc	2,373,789
6,370	Priceline Group Inc(a)	7,415,636
12,944	Scripps Networks Interactive Inc Class A	887,441
83,047	Symantec Corp	1,940,393
33,875	Time Warner Cable Inc	5,077,185
100,797	Time Warner Inc	8,511,299
12,944	TripAdvisor Inc(a)	1,076,553
222,912	Twenty-First Century Fox Inc Class A	7,543,342
13,964	VeriSign Inc(a)(c)	935,169
502,839	Verizon Communications Inc(b)	24,453,061
45,210	Viacom Inc Class B	3,087,843
189,114	Walt Disney Co(b)	19,836,167
71,002	Windstream Holdings Inc(c)	525,415
107,600	Yahoo! Inc(a)	4,781,206

		260,459,259

Consumer, Cyclical — 10.29%
86,967	American Airlines Group Inc	4,590,118
9,352	AutoNation Inc(a)	601,614
3,927	AutoZone Inc(a)	2,678,842
22,915	Bed Bath & Beyond Inc(a)	1,759,299
33,740	Best Buy Co Inc	1,275,035
27,405	BorgWarner Inc	1,657,455
26,269	CarMax Inc(a)	1,812,824
53,904	Carnival Corp	2,578,767
3,741	Chipotle Mexican Grill Inc(a)	2,433,670
33,691	Coach Inc	1,395,818
53,244	Costco Wholesale Corp	8,066,200
136,892	CVS Health Corp	14,128,623
15,312	Darden Restaurants Inc	1,061,734
36,188	Delphi Automotive PLC	2,885,631
101,797	Delta Air Lines Inc	4,576,793
36,252	Dollar General Corp(a)	2,732,676
25,015	Dollar Tree Inc(a)	2,029,842
39,754	DR Horton Inc	1,132,194
11,772	Family Dollar Stores Inc	932,813
32,669	Fastenal Co	1,353,640
477,023	Ford Motor Co	7,699,151
5,991	Fossil Group Inc(a)	493,958
14,897	GameStop Corp Class A(c)	565,490
33,519	Gap Inc	1,452,378
163,347	General Motors Co	6,125,513
17,813	Genuine Parts Co	1,659,994
33,113	Goodyear Tire & Rubber Co	896,700
48,606	Hanesbrands Inc	1,628,787
25,211	Harley-Davidson Inc	1,531,316
7,789	Harman International Industries Inc	1,040,844
13,660	Hasbro Inc	863,858
159,780	Home Depot Inc	18,152,606
81,469	Johnson Controls Inc	4,109,296
24,201	Kohl’s Corp	1,893,728
29,897	L Brands Inc	2,818,988
16,788	Leggett & Platt Inc	773,759
21,092	Lennar Corp Class A	1,092,777
116,900	Lowe’s Cos Inc	8,696,191

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
41,019	Macy’s Inc	$2,662,543
26,113	Marriott International Inc Class A	2,097,396
41,046	Mattel Inc	937,901
117,122	McDonald’s Corp	11,412,368
24,792	Michael Kors Holdings Ltd(a)	1,630,074
7,382	Mohawk Industries Inc(a)	1,371,207
31,579	Newell Rubbermaid Inc	1,233,792
83,855	NIKE Inc Class B	8,413,172
16,441	Nordstrom Inc	1,320,541
12,030	O’Reilly Automotive Inc(a)	2,601,367
42,174	PACCAR Inc	2,662,866
40,990	PulteGroup Inc	911,208
9,397	PVH Corp	1,001,344
7,373	Ralph Lauren Corp	969,550
25,651	Ross Stores Inc	2,702,589
20,239	Royal Caribbean Cruises Ltd	1,656,562
83,123	Southwest Airlines Co	3,682,349
73,701	Staples Inc	1,200,221
90,346	Starbucks Corp	8,555,766
21,978	Starwood Hotels & Resorts Worldwide Inc	1,835,163
77,609	Target Corp	6,369,371
13,480	Tiffany & Co	1,186,375
83,977	TJX Cos Inc	5,882,589
16,779	Tractor Supply Co	1,427,222
19,442	Under Armour Inc Class A(a)	1,569,942
12,671	Urban Outfitters Inc(a)	578,431
41,233	VF Corp	3,105,257
191,564	Wal-Mart Stores Inc	15,756,139
105,987	Walgreens Boots Alliance Inc	8,974,979
9,355	Whirlpool Corp	1,890,271
7,384	WW Grainger Inc(c)	1,741,221
15,641	Wyndham Worldwide Corp	1,415,041
9,686	Wynn Resorts Ltd	1,219,274
53,477	Yum! Brands Inc	4,209,710

		235,362,723

Consumer, Non-cyclical — 22.62%
183,080	Abbott Laboratories	8,482,096
191,868	AbbVie Inc	11,231,953
47,209	Actavis PLC(a)	14,050,343
21,473	ADT Corp(c)	891,559
42,977	Aetna Inc	4,578,340
23,935	Alexion Pharmaceuticals Inc(a)	4,147,936
237,951	Altria Group Inc	11,902,309
24,624	AmerisourceBergen Corp	2,799,010
92,292	Amgen Inc	14,752,876
32,273	Anthem Inc	4,983,274
77,718	Archer-Daniels-Midland Co	3,683,833
58,819	Automatic Data Processing Inc	5,037,259
11,607	Avery Dennison Corp	614,126
65,099	Baxter International Inc	4,459,282
25,212	Becton Dickinson & Co	3,620,191
28,413	Biogen Idec Inc(a)	11,997,105
163,127	Boston Scientific Corp(a)	2,895,504
200,908	Bristol-Myers Squibb Co	12,958,566
19,328	Brown-Forman Corp Class B	1,746,285
21,176	Campbell Soup Co	985,743
40,386	Cardinal Health Inc	3,645,644

Shares		Fair Value

Consumer, Non-cyclical — (continued)
96,720	Celgene Corp(a)	$11,149,882
31,186	Cigna Corp	4,036,716
12,540	Cintas Corp	1,023,640
15,283	Clorox Co	1,687,090
477,880	Coca-Cola Co(b)	19,378,034
27,727	Coca-Cola Enterprises Inc	1,225,533
104,262	Colgate-Palmolive Co	7,229,527
50,038	ConAgra Foods Inc	1,827,888
19,722	Constellation Brands Inc Class A(a)	2,291,894
9,409	CR Bard Inc	1,574,596
20,644	DaVita HealthCare Partners Inc(a)	1,677,944
17,185	DENTSPLY International Inc	874,545
24,080	Dr Pepper Snapple Group Inc	1,889,798
12,596	Edwards Lifesciences Corp(a)	1,794,426
117,786	Eli Lilly & Co	8,557,153
20,595	Endo International PLC(a)	1,847,372
14,274	Equifax Inc	1,327,482
27,659	Estee Lauder Cos Inc Class A	2,300,122
89,312	Express Scripts Holding Co(a)	7,749,602
72,134	General Mills Inc	4,082,784
181,064	Gilead Sciences Inc(a)	17,767,810
34,444	H&R Block Inc	1,104,619
36,353	HCA Holdings Inc(a)	2,734,836
9,162	Henry Schein Inc(a)	1,279,198
17,820	Hershey Co	1,798,216
16,239	Hormel Foods Corp	923,187
20,494	Hospira Inc(a)	1,800,193
18,738	Humana Inc	3,335,739
4,399	Intuitive Surgical Inc(a)	2,221,627
11,667	JM Smucker Co	1,350,222
337,638	Johnson & Johnson(b)	33,966,383
30,536	Kellogg Co	2,013,849
14,875	Keurig Green Mountain Inc	1,661,984
44,744	Kimberly-Clark Corp	4,792,530
71,296	Kraft Foods Group Inc	6,210,951
58,647	Kroger Co	4,495,879
11,948	Laboratory Corp of America Holdings(a)	1,506,523
43,889	Lorillard Inc	2,868,146
13,730	Mallinckrodt PLC(a)	1,738,905
117,897	MasterCard Inc Class A	10,185,122
15,532	McCormick & Co Inc	1,197,673
33,073	McGraw Hill Financial Inc	3,419,748
28,244	McKesson Corp	6,388,793
23,963	Mead Johnson Nutrition Co Class A	2,409,000
171,989	Medtronic PLC	13,413,422
345,596	Merck & Co Inc(b)	19,864,858
18,928	Molson Coors Brewing Co Class B	1,409,190
201,809	Mondelez International Inc Class A	7,283,287
17,500	Monster Beverage Corp(a)	2,421,913
22,666	Moody’s Corp	2,352,731
45,901	Mylan NV(a)	2,724,224
10,978	Patterson Cos Inc	535,617
180,241	PepsiCo Inc	17,234,644
17,065	Perrigo Co PLC	2,825,111
744,554	Pfizer Inc(b)	25,903,034

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
188,478	Philip Morris International Inc	$14,198,048
327,362	Procter & Gamble Co(b)	26,824,042
25,762	Quanta Services Inc(a)	734,990
18,302	Quest Diagnostics Inc	1,406,509
9,030	Regeneron Pharmaceuticals Inc(a)	4,076,864
36,549	Reynolds American Inc	2,518,592
17,319	Robert Half International Inc	1,048,146
34,037	St Jude Medical Inc	2,226,020
36,223	Stryker Corp	3,341,572
71,294	Sysco Corp	2,689,923
12,957	Tenet Healthcare Corp(a)	641,501
19,278	Total System Services Inc	735,456
35,521	Tyson Foods Inc Class A	1,360,454
12,048	United Rentals Inc(a)	1,098,296
115,544	UnitedHealth Group Inc	13,667,700
11,406	Universal Health Services Inc Class B	1,342,600
12,324	Varian Medical Systems Inc(a)	1,159,565
28,835	Vertex Pharmaceuticals Inc(a)	3,401,665
59,620	Western Union Co	1,240,692
44,553	Whole Foods Market Inc	2,320,320
20,925	Zimmer Holdings Inc	2,459,106
60,236	Zoetis Inc	2,788,324

		517,408,811

Diversified — 0.04%
37,179	Leucadia National Corp	828,720

Energy — 7.84%
61,185	Anadarko Petroleum Corp	5,066,730
44,812	Apache Corp	2,703,508
53,085	Baker Hughes Inc	3,375,144
50,354	Cabot Oil & Gas Corp	1,486,954
24,790	Cameron International Corp(a)	1,118,525
63,033	Chesapeake Energy Corp(c)	892,547
229,078	Chevron Corp(b)	24,048,608
10,486	Cimarex Energy Co	1,206,834
149,600	ConocoPhillips	9,314,096
27,845	CONSOL Energy Inc	776,597
45,540	Devon Energy Corp	2,746,517
7,835	Diamond Offshore Drilling Inc(c)	209,900
27,678	Ensco PLC Class A	583,175
65,985	EOG Resources Inc	6,050,165
17,971	EQT Corp	1,489,257
509,223	Exxon Mobil Corp(b)	43,283,955
8,549	First Solar Inc(a)	511,145
28,184	FMC Technologies Inc(a)	1,043,090
102,262	Halliburton Co	4,487,257
13,031	Helmerich & Payne Inc(c)	887,020
30,902	Hess Corp	2,097,319
206,624	Kinder Morgan Inc	8,690,606
82,193	Marathon Oil Corp	2,146,059
33,570	Marathon Petroleum Corp	3,437,232
20,614	Murphy Oil Corp	960,612
51,387	National Oilwell Varco Inc	2,568,836
20,667	Newfield Exploration Co(a)	725,205
30,687	Noble Corp PLC(c)	438,210
47,118	Noble Energy Inc	2,304,070

Shares		Fair Value

Energy — (continued)
93,157	Occidental Petroleum Corp	$6,800,461
24,206	ONEOK Inc	1,167,697
66,270	Phillips 66	5,208,822
18,081	Pioneer Natural Resources Co	2,956,424
21,503	QEP Resources Inc	448,338
19,643	Range Resources Corp	1,022,222
154,984	Schlumberger Ltd	12,931,865
47,867	Southwestern Energy Co(a)(c)	1,110,036
80,484	Spectra Energy Corp	2,911,106
15,787	Tesoro Corp	1,441,195
40,131	Transocean Ltd(c)	588,722
62,083	Valero Energy Corp	3,949,720
82,289	Williams Cos Inc	4,163,001

		179,348,782

Financial — 16.11%
39,700	Ace Ltd(a)	4,426,153
6,704	Affiliated Managers Group Inc(a)	1,439,885
53,934	Aflac Inc	3,452,315
51,372	Allstate Corp	3,656,145
107,046	American Express Co	8,362,434
168,366	American International Group Inc	9,224,773
50,323	American Tower Corp REIT	4,737,910
21,970	Ameriprise Financial Inc	2,874,555
34,934	Aon PLC	3,357,856
19,880	Apartment Investment & Management Co REIT Class A	782,477
8,495	Assurant Inc	521,678
15,839	AvalonBay Communities Inc REIT	2,759,946
1,274,737	Bank of America Corp(b)	19,618,202
137,277	Bank of New York Mellon Corp	5,524,026
85,917	BB&T Corp	3,349,904
220,865	Berkshire Hathaway Inc Class B(a)(b)	31,875,237
15,529	BlackRock Inc Class A	5,681,129
18,483	Boston Properties Inc REIT	2,596,492
66,646	Capital One Financial Corp	5,253,038
35,125	CBRE Group Inc Class A(a)	1,359,689
140,422	Charles Schwab Corp	4,274,446
28,070	Chubb Corp	2,837,877
17,153	Cincinnati Financial Corp	913,912
367,262	Citigroup Inc	18,921,338
38,156	CME Group Inc	3,613,755
22,339	Comerica Inc	1,008,159
39,706	Crown Castle International Corp REIT	3,277,333
54,120	Discover Financial Services	3,049,662
34,822	E*TRADE Financial Corp(a)	994,342
43,656	Equity Residential REIT	3,399,056
7,443	Essex Property Trust Inc REIT	1,711,146
101,813	Fifth Third Bancorp	1,919,175
48,261	Franklin Resources Inc	2,476,755
75,522	General Growth Properties Inc REIT	2,231,675
56,546	Genworth Financial Inc Class A(a)	413,351
48,716	Goldman Sachs Group Inc	9,157,147
51,088	Hartford Financial Services Group Inc	2,136,500
55,834	HCP Inc REIT	2,412,587

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
42,289	Health Care Inc REIT	$3,271,477
89,663	Host Hotels & Resorts Inc REIT	1,809,399
57,761	Hudson City Bancorp Inc	605,335
103,956	Huntington Bancshares Inc	1,148,714
13,660	Intercontinental Exchange Inc	3,186,468
53,213	Invesco Ltd	2,112,024
22,041	Iron Mountain Inc REIT	804,056
452,864	JPMorgan Chase & Co(b)	27,434,501
99,945	KeyCorp	1,415,221
47,365	Kimco Realty Corp REIT	1,271,750
12,605	Legg Mason Inc	695,796
30,201	Lincoln National Corp	1,735,350
37,451	Loews Corp	1,529,124
15,533	M&T Bank Corp	1,972,691
16,519	Macerich Co REIT	1,393,047
66,211	Marsh & McLennan Cos Inc	3,713,775
136,376	MetLife Inc	6,893,807
184,648	Morgan Stanley	6,590,087
12,938	NASDAQ OMX Group Inc	659,062
51,684	Navient Corp	1,050,736
26,869	Northern Trust Corp	1,871,426
40,387	People’s United Financial Inc	613,882
21,390	Plum Creek Timber Co Inc REIT	929,396
63,104	PNC Financial Services Group Inc	5,883,817
34,082	Principal Financial Group Inc	1,750,792
62,109	Progressive Corp	1,689,365
59,918	Prologis Inc REIT	2,610,028
55,936	Prudential Financial Inc	4,492,220
17,349	Public Storage REIT	3,420,182
168,464	Regions Financial Corp	1,591,985
37,606	Simon Property Group Inc REIT	7,357,238
11,962	SL Green Realty Corp REIT	1,535,682
49,895	State Street Corp	3,668,779
61,961	SunTrust Banks Inc	2,545,978
31,134	T Rowe Price Group Inc	2,521,231
16,561	Torchmark Corp	909,530
39,626	Travelers Cos Inc Class A	4,284,759
29,199	Unum Group	984,882
215,242	US Bancorp	9,399,618
39,484	Ventas Inc REIT	2,883,122
235,928	Visa Inc Class A	15,432,051
21,228	Vornado Realty Trust REIT	2,377,536
569,383	Wells Fargo & Co(b)	30,974,435
63,780	Weyerhaeuser Co REIT	2,114,307
32,656	XL Group PLC	1,201,741
22,745	Zions Bancorporation	614,115

		368,552,577

Industrial — 10.05%
77,165	3M Co	12,728,367
40,222	Agilent Technologies Inc	1,671,224
11,030	Allegion PLC	674,705
29,074	AMETEK Inc	1,527,548
38,203	Amphenol Corp Class A	2,251,303
16,860	Ball Corp	1,190,990
79,766	Boeing Co	11,971,281
73,776	Caterpillar Inc	5,904,293
17,100	CH Robinson Worldwide Inc	1,252,062
156,919	Corning Inc	3,558,923

Shares		Fair Value

Industrial — (continued)
121,708	CSX Corp	$4,030,969
20,223	Cummins Inc	2,803,717
74,461	Danaher Corp	6,321,739
41,673	Deere & Co	3,654,305
20,466	Dover Corp	1,414,610
57,699	Eaton Corp PLC	3,920,070
84,677	Emerson Electric Co	4,794,412
24,606	Expeditors International of Washington Inc	1,185,517
31,578	FedEx Corp	5,224,580
17,344	FLIR Systems Inc	542,520
17,180	Flowserve Corp	970,498
19,660	Fluor Corp	1,123,766
14,446	Garmin Ltd	686,474
37,726	General Dynamics Corp	5,120,550
1,216,355	General Electric Co(b)	30,177,768
95,115	Honeywell International Inc	9,921,446
43,000	Illinois Tool Works Inc	4,177,020
31,200	Ingersoll-Rand PLC Class A(a)	2,124,096
15,654	Jacobs Engineering Group Inc(a)	706,935
12,255	Joy Global Inc	480,151
13,213	Kansas City Southern	1,348,783
10,370	L-3 Communications Holdings Inc	1,304,442
32,348	Lockheed Martin Corp	6,565,350
7,370	Martin Marietta Materials Inc	1,030,326
41,520	Masco Corp	1,108,584
20,902	MeadWestvaco Corp	1,042,383
37,157	Norfolk Southern Corp	3,824,198
24,726	Northrop Grumman Corp	3,979,897
19,460	Owens-Illinois Inc(a)	453,807
13,189	Pall Corp	1,324,044
17,762	Parker Hannifin Corp	2,109,770
21,911	Pentair PLC	1,377,983
13,460	PerkinElmer Inc	688,344
17,450	Precision Castparts Corp	3,664,500
36,848	Raytheon Co	4,025,644
30,931	Republic Services Inc	1,254,561
16,645	Rockwell Automation Inc	1,930,654
15,547	Rockwell Collins Inc	1,501,063
12,053	Roper Industries Inc	2,073,116
6,122	Ryder System Inc	580,917
25,527	Sealed Air Corp	1,163,010
6,696	Snap-on Inc	984,714
19,201	Stanley Black & Decker Inc	1,831,007
9,903	Stericycle Inc(a)	1,390,678
48,400	TE Connectivity Ltd	3,466,408
32,431	Textron Inc	1,437,666
48,316	Thermo Fisher Scientific Inc	6,490,772
51,446	Tyco International PLC	2,215,265
107,060	Union Pacific Corp	11,595,669
83,827	United Parcel Service Inc Class B	8,126,189
100,585	United Technologies Corp	11,788,562
15,223	Vulcan Materials Co	1,283,299
51,613	Waste Management Inc	2,798,973
10,413	Waters Corp(a)	1,294,544
21,013	Xylem Inc	735,875

		229,902,836

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Technology — 13.04%
76,388	Accenture PLC Class A	$7,156,792
57,701	Adobe Systems Inc(a)	4,266,412
21,583	Akamai Technologies Inc(a)	1,533,364
37,324	Altera Corp	1,601,573
37,926	Analog Devices Inc	2,389,338
706,722	Apple Inc(b)	87,937,418
148,850	Applied Materials Inc	3,358,056
27,076	Autodesk Inc(a)	1,587,737
30,740	Avago Technologies Ltd	3,903,365
65,619	Broadcom Corp Class A	2,840,975
39,984	CA Inc	1,303,878
36,688	Cerner Corp(a)	2,687,763
20,032	Citrix Systems Inc(a)	1,279,444
74,109	Cognizant Technology Solutions Corp Class A(a)	4,623,660
17,683	Computer Sciences Corp	1,154,346
4,505	Dun & Bradstreet Corp	578,262
36,959	Electronic Arts Inc(a)	2,173,744
242,812	EMC Corp	6,206,275
35,085	Fidelity National Information Services Inc	2,387,885
30,079	Fiserv Inc(a)	2,388,273
221,789	Hewlett-Packard Co	6,910,945
575,794	Intel Corp	18,005,078
111,599	International Business Machines Corp	17,911,639
34,251	Intuit Inc	3,320,977
20,708	KLA-Tencor Corp	1,207,069
18,371	Lam Research Corp	1,290,287
28,492	Linear Technology Corp	1,333,426
23,287	Microchip Technology Inc(c)	1,138,734
130,724	Micron Technology Inc(a)	3,546,542
995,948	Microsoft Corp(b)	40,490,266
39,156	NetApp Inc	1,388,472
60,239	NVIDIA Corp	1,260,501
389,796	Oracle Corp	16,819,697
38,788	Paychex Inc	1,924,467
23,461	Pitney Bowes Inc	547,111
200,296	QUALCOMM Inc	13,888,525
22,491	Red Hat Inc(a)	1,703,693
72,717	Salesforce.com Inc(a)	4,858,223
26,714	SanDisk Corp	1,699,545
39,698	Seagate Technology PLC	2,065,487
23,048	Skyworks Solutions Inc	2,265,388
17,099	Teradata Corp(a)	754,750
126,823	Texas Instruments Inc	7,252,373
26,634	Western Digital Corp	2,423,960
132,366	Xerox Corp	1,700,903
32,392	Xilinx Inc	1,370,182

		298,436,800

Utilities — 2.91%
79,589	AES Corp	1,022,719
13,286	AGL Resources Inc	659,650
29,078	Ameren Corp	1,227,092
58,474	American Electric Power Co Inc	3,289,162
51,033	CenterPoint Energy Inc	1,041,584
31,284	CMS Energy Corp	1,092,124
34,924	Consolidated Edison Inc	2,130,364

Shares		Fair Value

Utilities — (continued)
70,243	Dominion Resources Inc	$4,978,121
21,345	DTE Energy Co	1,722,328
85,663	Duke Energy Corp	6,577,205
38,913	Edison International	2,430,895
21,548	Entergy Corp	1,669,755
37,851	Eversource Energy	1,912,233
102,625	Exelon Corp	3,449,226
49,840	FirstEnergy Corp	1,747,390
9,580	Integrys Energy Group Inc	689,952
53,347	NextEra Energy Inc	5,550,755
36,738	NiSource Inc	1,622,350
40,648	NRG Energy Inc	1,023,923
28,164	Pepco Holdings Inc	755,640
57,716	PG&E Corp	3,062,988
13,519	Pinnacle West Capital Corp	861,836
80,316	PPL Corp	2,703,437
61,584	Public Service Enterprise Group Inc	2,581,601
17,247	SCANA Corp	948,413
28,002	Sempra Energy	3,052,778
109,847	Southern Co	4,864,025
28,186	TECO Energy Inc	546,808
27,519	Wisconsin Energy Corp	1,362,191
59,646	Xcel Energy Inc	2,076,277

		66,652,822

TOTAL COMMON STOCK — 97.04% (Cost $1,446,557,384)		$2,220,184,427

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.77%
	Federal Home Loan Bank
$14,150,000	0.03%, 04/09/2015	14,149,906
11,000,000	0.03%, 04/13/2015	10,999,890
20,000,000	0.05%, 04/06/2015	19,999,861
5,000,000	0.05%, 04/08/2015	4,999,956
13,248,000	Federal Home Loan Mortgage Corp 0.01%, 04/01/2015	13,248,000

		63,397,613

U.S. Treasury Bonds and Notes — 0.14%
	U.S. Treasury Bills(d)
2,505,000	0.07%, 06/04/2015	2,504,711
605,000	0.09%, 09/17/2015	604,755

		3,109,466

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 0.38%
$439,472	Undivided interest of 2.78% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $439,472 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 -3/1/45, with a value of $16,024,635.(e)	$439,472
2,087,784	Undivided interest of 2.78% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $2,087,784 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(e)	2,087,784
2,087,784	Undivided interest of 2.78% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $2,087,784 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% -11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714. (e)	2,087,784

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,087,785	Undivided interest of 3.91% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $2,087,785 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(e)	$2,087,785
2,087,785	Undivided interest of 5.20% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $2,087,785 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 - 12/1/44, with a value of $40,344,797.(e)	2,087,785

		8,790,610

TOTAL SHORT TERM INVESTMENTS — 3.29% (Cost $75,297,689)		$75,297,689

TOTAL INVESTMENTS — 100.33% (Cost $1,521,855,073)		$2,295,482,116

OTHER ASSETS & LIABILITIES, NET — (0.33)%		$(7,582,483)

TOTAL NET ASSETS — 100.00%		$2,287,899,633

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(c)	All or a portion of the security is on loan at March 31, 2015.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	664	USD	$68,418,560	June 2015	$455,207

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	2,220,184,427	$	—	$	—	$	2,220,184,427
Short Term Investments		—		75,297,689		—		75,297,689

Total investments, at fair value		2,220,184,427		75,297,689		0		2,295,482,116

Other Financial Investments:
Futures Contracts (a)		455,207		—		—		455,207

Total Assets	$	2,220,639,634	$	75,297,689	$	0	$	2,295,937,323

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	1,533,472,415

Gross unrealized appreciation on investments		828,671,682
Gross unrealized depreciation on investments		(66,661,981)

Net unrealized appreciation on investments	$	762,009,701

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

March 31, 2015

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 471 futures contracts for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $8,597,170 and received collateral of $8,790,610 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.73%
40,213	Albemarle Corp	$2,124,855
22,833	Ashland Inc	2,906,869
22,903	Cabot Corp	1,030,635
18,452	Carpenter Technology Corp(a)	717,414
56,193	Cliffs Natural Resources Inc(a)	270,288
41,734	Commercial Metals Co	675,674
12,077	Compass Minerals International Inc	1,125,697
25,185	Cytec Industries Inc	1,360,997
22,909	Domtar Corp	1,058,854
12,480	Minerals Technologies Inc	912,288
3,794	NewMarket Corp	1,812,773
27,102	Olin Corp	868,348
31,782	PolyOne Corp	1,187,058
27,823	Reliance Steel & Aluminum Co	1,699,429
23,402	Royal Gold Inc	1,476,900
47,944	RPM International Inc	2,300,833
17,071	Sensient Technologies Corp	1,175,851
86,644	Steel Dynamics Inc	1,741,544
52,297	United States Steel Corp(a)	1,276,047
26,796	Valspar Corp	2,251,668
18,253	Worthington Industries Inc	485,712

		28,459,734

Communications — 3.46%
21,195	AMC Networks Inc Class A(a)(b)	1,624,385
28,170	AOL Inc(b)	1,115,814
47,421	ARRIS Group Inc(b)	1,370,230
37,802	Ciena Corp(b)	729,957
13,906	FactSet Research Systems Inc	2,213,835
50,879	Fortinet Inc(b)	1,778,221
12,969	InterDigital Inc	658,047
83,599	JDS Uniphase Corp(b)	1,096,819
16,671	John Wiley & Sons Inc Class A	1,019,265
12,754	Meredith Corp	711,291
20,197	NeuStar Inc Class A(a)(b)	497,250
45,933	New York Times Co Class A	632,038
15,016	Plantronics Inc	795,097
47,387	Polycom Inc(b)	634,986
53,172	Qorvo Inc(b)(c)	4,237,808
35,315	Telephone & Data Systems Inc	879,343
38,288	Time Inc	859,183

		20,853,569

Consumer, Cyclical — 13.24%
24,157	Abercrombie & Fitch Co Class A(a)	532,420
26,196	Advance Auto Parts Inc(c)	3,921,279
47,036	Alaska Air Group Inc(c)	3,112,843
63,070	American Eagle Outfitters Inc	1,077,236
16,509	Ann Inc(b)	677,364
46,032	Ascena Retail Group Inc(a)(b)	667,924
19,217	Big Lots Inc	922,993
22,657	Brinker International Inc	1,394,765
33,297	Brunswick Corp	1,713,131
6,800	Buffalo Wild Wings Inc(b)	1,232,432
17,137	Cabela’s Inc Class A(a)(b)	959,329
18,941	Carter’s Inc	1,751,474

Shares		Fair Value

Consumer, Cyclical — (continued)
16,715	Cheesecake Factory Inc	$824,551
55,412	Chico’s FAS Inc	980,238
37,356	Cinemark Holdings Inc	1,683,635
40,835	Copart Inc(b)	1,534,171
27,174	CST Brands Inc	1,191,036
59,219	Dana Holding Corp	1,253,074
12,430	Deckers Outdoor Corp(b)	905,774
35,178	Dick’s Sporting Goods Inc	2,004,794
19,947	Domino’s Pizza Inc(a)	2,005,671
26,197	DreamWorks Animation SKG Inc Class A(a)(b)	633,967
50,905	Foot Locker Inc(c)	3,207,015
22,814	Guess? Inc(a)	424,112
20,666	Herman Miller Inc	573,688
15,425	HNI Corp	850,997
11,352	HSN Inc	774,547
56,084	Ingram Micro Inc Class A(a)(b)	1,408,830
88,767	International Game Technology	1,545,434
9,525	International Speedway Corp Class A	310,610
64,270	Jarden Corp(b)(c)	3,399,883
106,484	JC Penney Co Inc(a)(b)	895,530
93,654	JetBlue Airways Corp(a)(b)	1,802,840
45,723	Kate Spade & Co(b)	1,526,691
31,790	KB Home(a)	496,560
12,906	Life Time Fitness Inc(b)	915,810
108,970	LKQ Corp(b)	2,785,273
13,977	MDC Holdings Inc(a)	398,345
18,216	MSC Industrial Direct Co Inc Class A	1,315,195
1,380	NVR Inc(b)	1,833,551
176,096	Office Depot Inc(b)	1,620,083
9,142	Panera Bread Co Class A(a)(b)	1,462,674
21,859	Polaris Industries Inc(c)	3,084,305
15,962	Scotts Miracle-Gro Co Class A	1,072,168
28,717	Signet Jewelers Ltd(c)	3,985,632
21,877	Tempur Sealy International Inc(b)	1,263,178
16,690	Thor Industries Inc	1,054,975
57,292	Toll Brothers Inc(b)	2,253,867
17,863	Tupperware Brands Corp	1,232,904
22,412	Vista Outdoor Inc(b)	959,682
9,814	Watsco Inc	1,233,620
99,065	Wendy’s Co	1,079,809
30,697	Williams-Sonoma Inc	2,446,858
25,872	World Fuel Services Corp	1,487,123

		79,681,890

Consumer, Non-cyclical — 16.82%
22,756	Aaron’s Inc	644,222
26,713	Akorn Inc(b)	1,269,135
26,076	Align Technology Inc(b)	1,402,498
34,888	Apollo Education Group Inc Class A(b)	660,081
156,135	Avon Products Inc	1,247,519
7,427	Bio-Rad Laboratories Inc Class A(b)	1,003,982
13,331	Bio-Techne Corp	1,336,966
3,262	Boston Beer Co Inc Class A(b)	872,259
57,658	CDK Global Inc	2,696,088

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
42,574	Centene Corp(b)(c)	$3,009,556
16,989	Charles River Laboratories International Inc(b)	1,347,058
46,763	Church & Dwight Co Inc(c)	3,994,495
41,847	Community Health Systems Inc(b)	2,187,761
17,300	Cooper Cos Inc(c)	3,242,366
11,799	Corporate Executive Board Co	942,268
32,877	Dean Foods Co	543,457
17,917	Deluxe Corp	1,241,290
19,937	DeVry Education Group Inc	665,098
66,130	Flowers Foods Inc	1,503,796
14,448	FTI Consulting Inc(b)	541,222
31,367	Gartner Inc Class A(b)	2,630,123
24,042	Global Payments Inc	2,204,171
1,588	Graham Holdings Co Class B	1,666,812
36,460	Hain Celestial Group Inc(b)	2,335,263
16,252	Halyard Health Inc(b)	799,598
27,589	Health Net Inc(b)	1,668,859
20,163	Hill-Rom Holdings Inc	987,987
30,557	HMS Holdings Corp(b)	472,106
87,273	Hologic Inc(b)	2,882,191
16,890	IDEXX Laboratories Inc(b)	2,609,167
25,641	Ingredion Inc	1,995,383
6,782	Lancaster Colony Corp	645,443
15,646	LifePoint Hospitals Inc(b)	1,149,199
52,088	Live Nation Entertainment Inc(b)	1,314,180
28,067	ManpowerGroup Inc	2,417,972
34,437	MEDNAX Inc(b)	2,497,027
34,802	Omnicare Inc	2,681,842
22,023	Owens & Minor Inc	745,258
18,823	Post Holdings Inc(a)(b)	881,669
19,158	Rent-A-Center Inc	525,696
50,346	ResMed Inc(a)(c)	3,613,836
34,611	Rollins Inc	855,942
71,731	RR Donnelley & Sons Co(a)	1,376,518
22,259	Salix Pharmaceuticals Ltd(b)(c)	3,846,578
46,660	SEI Investments Co	2,057,239
72,760	Service Corp International	1,895,398
19,927	Sirona Dental Systems Inc(b)	1,793,231
22,079	Sotheby’s(a)	933,059
21,380	STERIS Corp	1,502,373
72,091	SUPERVALU Inc(b)	838,418
14,865	Teleflex Inc	1,796,138
19,471	Thoratec Corp(b)	815,640
7,272	Tootsie Roll Industries Inc(a)	246,659
24,923	Towers Watson & Co Class A(c)	3,294,447
15,363	TreeHouse Foods Inc(b)	1,306,162
17,949	United Natural Foods Inc(b)	1,382,791
16,721	United Therapeutics Corp(b)	2,883,286
29,020	VCA Antech Inc(b)	1,590,876
15,774	WellCare Health Plans Inc(b)	1,442,690
13,924	WEX Inc(b)	1,494,881
62,504	WhiteWave Foods Co Class A(b)	2,771,427

		101,198,652

Energy — 4.63%
21,732	Atwood Oceanics Inc	610,886
107,749	California Resources Corp	819,970
127,032	Denbury Resources Inc	926,063

Shares		Fair Value

Energy — (continued)
27,484	Dresser-Rand Group Inc(b)	$2,208,339
13,839	Dril-Quip Inc(b)	946,449
26,184	Energen Corp	1,728,144
30,757	Gulfport Energy Corp(b)	1,412,054
34,843	Helix Energy Solutions Group Inc(a)(b)	521,251
70,265	HollyFrontier Corp	2,829,572
15,450	Murphy USA Inc(b)	1,118,116
103,931	Nabors Industries Ltd	1,418,658
38,528	NOW Inc(a)(b)	833,746
35,727	Oceaneering International Inc	1,926,757
18,421	Oil States International Inc(b)	732,603
52,635	Patterson-UTI Energy Inc	988,222
99,566	Peabody Energy Corp(a)(b)	489,865
25,237	Rosetta Resources Inc(b)	429,534
44,832	Rowan Cos PLC Class A	793,975
24,225	SM Energy Co	1,251,948
90,341	SunEdison Inc(a)(b)	2,168,184
54,649	Superior Energy Services Inc	1,220,859
16,067	Unit Corp(b)	449,555
25,212	Western Refining Inc	1,245,221
73,371	WPX Energy Inc(b)	801,945

		27,871,916

Financial — 22.54%
15,860	Alexander & Baldwin Inc	684,835
25,817	Alexandria Real Estate Equities Inc REIT	2,531,099
5,735	Alleghany Corp(b)	2,792,945
40,244	American Campus Communities Inc REIT	1,725,260
26,293	American Financial Group Inc	1,686,696
59,035	Arthur J Gallagher & Co	2,759,886
22,365	Aspen Insurance Holdings Ltd	1,056,299
53,270	Associated Banc-Corp	990,822
29,926	BancorpSouth Inc	694,882
15,387	Bank of Hawaii Corp	941,838
72,234	BioMed Realty Trust Inc REIT	1,636,822
42,243	Brown & Brown Inc	1,398,666
31,082	Camden Property Trust REIT	2,428,437
25,925	Cathay General Bancorp	737,566
30,132	CBOE Holdings Inc	1,729,727
17,261	City National Corp	1,537,610
29,782	Commerce Bancshares Inc(a)	1,260,374
32,258	CoreLogic Inc(b)	1,137,740
32,447	Corporate Office Properties Trust REIT	953,293
41,894	Corrections Corp of America REIT	1,686,652
19,722	Cullen/Frost Bankers Inc	1,362,396
123,544	Duke Realty Corp REIT	2,689,553
51,471	East West Bancorp Inc	2,082,517
42,479	Eaton Vance Corp	1,768,826
27,050	Equity One Inc REIT	721,964
16,013	Everest Re Group Ltd	2,786,262
39,626	Extra Space Storage Inc REIT	2,677,529
24,596	Federal Realty Investment Trust REIT(c)	3,620,777
34,260	Federated Investors Inc Class B	1,161,071
38,691	First American Financial Corp	1,380,495

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
84,124	First Horizon National Corp	$1,202,132
127,149	First Niagara Financial Group Inc	1,123,997
59,414	FirstMerit Corp	1,132,431
63,068	Fulton Financial Corp	778,259
28,250	Hancock Holding Co	843,545
15,914	Hanover Insurance Group Inc	1,155,038
34,612	HCC Insurance Holdings Inc	1,961,462
33,343	Highwoods Properties Inc REIT	1,526,443
20,742	Home Properties Inc REIT	1,437,213
53,783	Hospitality Properties Trust REIT	1,774,301
20,541	International Bancshares Corp	534,682
53,184	Janus Capital Group Inc	914,233
16,067	Jones Lang LaSalle Inc	2,737,817
17,474	Kemper Corp	680,787
30,962	Kilroy Realty Corp REIT	2,358,376
28,790	Lamar Advertising Co REIT Class A	1,706,383
40,514	LaSalle Hotel Properties REIT	1,574,374
53,394	Liberty Property Trust REIT	1,906,166
30,293	Mack-Cali Realty Corp REIT	584,049
12,706	Mercury General Corp	733,771
26,997	Mid-America Apartment Communities Inc REIT	2,086,058
47,415	National Retail Properties Inc REIT	1,942,593
158,611	New York Community Bancorp Inc(a)	2,653,562
84,822	Old Republic International Corp	1,267,241
49,704	Omega Healthcare Investors Inc REIT(a)	2,016,491
34,737	PacWest Bancorp	1,628,818
14,364	Potlatch Corp REIT	575,135
18,382	Primerica Inc	935,644
21,636	Prosperity Bancshares Inc	1,135,457
45,542	Raymond James Financial Inc	2,585,875
45,458	Rayonier Inc REIT	1,225,548
80,598	Realty Income Corp REIT(a)(c)	4,158,857
33,742	Regency Centers Corp REIT	2,295,806
24,654	Reinsurance Group of America Inc	2,297,506
16,418	RenaissanceRe Holdings Ltd	1,637,367
84,272	Senior Housing Properties Trust REIT	1,869,996
18,036	Signature Bank(b)	2,337,105
152,013	SLM Corp	1,410,681
15,146	StanCorp Financial Group Inc	1,039,016
23,803	Stifel Financial Corp(b)	1,327,017
18,269	SVB Financial Group(b)	2,320,894
48,865	Synovus Financial Corp	1,368,709
33,543	Tanger Factory Outlet Centers Inc REIT	1,179,707
22,711	Taubman Centers Inc REIT	1,751,699
57,878	TCF Financial Corp	909,842
23,855	Trustmark Corp	579,199
92,708	UDR Inc REIT(c)	3,154,853
79,116	Umpqua Holdings Corp	1,359,213
31,463	Urban Edge Properties REIT	745,673
77,137	Valley National Bancorp	728,173
29,988	Waddell & Reed Financial Inc Class A	1,485,605

Shares		Fair Value

Financial — (continued)
35,372	Washington Federal Inc	$771,287
32,512	Webster Financial Corp	1,204,570
40,449	Weingarten Realty Investors REIT	1,455,355
66,500	WP GLIMCHER Inc REIT	1,105,895
36,099	WR Berkley Corp	1,823,360

		135,658,105

Industrial — 19.17%
15,543	Acuity Brands Inc	2,613,711
55,772	AECOM Technology Corp(b)	1,718,893
29,227	AGCO Corp	1,392,374
26,926	AO Smith Corp	1,767,961
22,335	AptarGroup Inc	1,418,719
34,292	Arrow Electronics Inc(b)	2,096,956
48,893	Avnet Inc	2,175,738
37,982	B/E Aerospace Inc	2,416,415
15,261	Belden Inc	1,427,819
34,446	Bemis Co Inc	1,595,194
23,367	Carlisle Cos Inc	2,164,485
18,031	CLARCOR Inc	1,191,128
18,859	Clean Harbors Inc(b)	1,070,814
31,056	Cognex Corp(b)	1,540,067
20,706	Con-way Inc	913,756
17,557	Crane Co	1,095,732
45,554	Donaldson Co Inc(a)	1,717,841
18,043	Eagle Materials Inc	1,507,673
22,258	Energizer Holdings Inc(c)	3,072,717
11,170	Esterline Technologies Corp(b)	1,278,071
66,904	Exelis Inc	1,630,450
15,021	FEI Co	1,146,703
56,867	Fortune Brands Home & Security Inc	2,700,045
15,513	GATX Corp	899,444
18,391	Genesee & Wyoming Inc Class A(b)	1,773,628
105,889	Gentex Corp	1,937,769
21,170	Graco Inc	1,527,627
12,578	Granite Construction Inc	441,991
11,799	Greif Inc Class A	463,347
27,966	Harsco Corp	482,693
19,298	Hubbell Inc Class B	2,115,447
17,314	Huntington Ingalls Industries Inc Class A	2,426,557
28,048	IDEX Corp	2,126,880
13,859	Itron Inc(b)	505,992
32,673	ITT Corp	1,303,979
69,327	Jabil Circuit Inc	1,620,865
32,983	JB Hunt Transport Services Inc	2,816,583
51,022	KBR Inc	738,799
28,456	Kennametal Inc	958,683
60,390	Keysight Technologies Inc(b)	2,243,488
19,687	Kirby Corp(b)	1,477,509
18,323	KLX Inc(b)	706,168
29,570	Knowles Corp(a)(b)	569,814
16,095	Landstar System Inc(a)	1,067,099
14,746	Lennox International Inc	1,646,981
27,862	Lincoln Electric Holdings Inc	1,821,896
49,718	Louisiana-Pacific Corp(a)(b)	820,844

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
10,076	Mettler-Toledo International Inc(b)(c)	$3,311,477
11,384	MSA Safety Inc	567,834
36,360	National Instruments Corp	1,164,974
20,243	Nordson Corp	1,585,837
24,345	Old Dominion Freight Line Inc(b)	1,881,869
20,685	Orbital ATK Inc	1,585,092
27,884	Oshkosh Corp	1,360,460
35,261	Packaging Corp of America	2,757,058
16,054	Regal-Beloit Corp	1,283,036
50,128	Rock-Tenn Co Class A(c)	3,233,256
15,306	Silgan Holdings Inc	889,738
36,124	Sonoco Products Co	1,642,197
14,717	SPX Corp	1,249,473
13,767	Tech Data Corp(b)	795,320
12,624	Teledyne Technologies Inc(b)	1,347,360
37,486	Terex Corp	996,753
16,785	Tidewater Inc(a)	321,265
26,765	Timken Co	1,127,877
13,727	Timken Steel Corp	363,354
92,910	Trimble Navigation Ltd(b)	2,341,332
55,823	Trinity Industries Inc	1,982,275
17,788	Triumph Group Inc	1,062,299
8,507	Valmont Industries Inc(a)	1,045,340
49,047	Vishay Intertechnology Inc	677,830
34,515	Wabtec Corp(c)	3,279,270
44,452	Waste Connections Inc	2,139,919
15,607	Werner Enterprises Inc	490,216
20,458	Woodward Inc	1,043,563
18,271	Zebra Technologies Corp Class A(b)	1,657,454

		115,331,073

Technology — 9.10%
37,567	3D Systems Corp(a)(b)	1,030,087
41,671	ACI Worldwide Inc(b)	902,594
27,291	Acxiom Corp(b)	504,611
219,874	Advanced Micro Devices Inc(a)(b)	589,262
15,724	Advent Software Inc	693,586
61,099	Allscripts Healthcare Solutions Inc(b)	730,744
32,259	ANSYS Inc(b)	2,844,921
149,470	Atmel Corp	1,230,138
43,324	Broadridge Financial Solutions Inc ADR	2,383,253
104,834	Cadence Design Systems Inc(a)(b)	1,933,139
14,697	CommVault Systems Inc(b)	642,259
34,774	Convergys Corp	795,281
40,068	Cree Inc(a)(b)	1,422,013
114,013	Cypress Semiconductor Corp	1,608,723
23,283	Diebold Inc	825,615
10,260	DST Systems Inc	1,135,885
11,259	Fair Isaac Corp	998,899
42,139	Fairchild Semiconductor International Inc(b)	766,087
39,254	Informatica Corp(b)	1,721,484
52,072	Integrated Device Technology Inc(b)	1,042,482
45,576	Intersil Corp Class A	652,648

Shares		Fair Value

Technology — (continued)
12,791	IPG Photonics Corp(a)(b)	$1,185,726
29,322	Jack Henry & Associates Inc	2,049,315
22,368	Leidos Holdings Inc	938,561
21,392	Lexmark International Inc Class A	905,737
23,632	MAXIMUS Inc	1,577,672
34,169	Mentor Graphics Corp	821,081
40,278	MSCI Inc Class A	2,469,444
60,500	NCR Corp(a)(b)	1,785,355
41,243	PTC Inc(b)	1,491,759
42,101	Rackspace Hosting Inc(b)	2,171,991
55,712	Riverbed Technology Inc(b)	1,164,938
32,364	Rovi Corp(b)	589,348
14,014	Science Applications International Corp	719,619
23,550	Semtech Corp(b)	627,490
13,672	Silicon Laboratories Inc(b)	694,128
23,829	SolarWinds Inc(b)	1,220,998
23,854	Solera Holdings Inc	1,232,298
55,081	Synopsys Inc(b)	2,551,352
78,158	Teradyne Inc	1,473,278
12,052	Tyler Technologies Inc(b)	1,452,628
10,261	Ultimate Software Group Inc(b)	1,743,908
40,825	VeriFone Systems Inc(b)	1,424,384

		54,744,721

Utilities — 4.46%
39,762	Alliant Energy Corp	2,505,006
63,434	Aqua America Inc	1,671,486
36,147	Atmos Energy Corp	1,998,929
16,075	Black Hills Corp	810,823
21,719	Cleco Corp	1,184,120
55,328	Great Plains Energy Inc	1,476,151
36,888	Hawaiian Electric Industries Inc(a)	1,184,843
18,055	IDACORP Inc	1,135,118
69,772	MDU Resources Group Inc	1,488,934
30,224	National Fuel Gas Co(a)	1,823,414
71,510	OGE Energy Corp	2,260,431
18,765	ONE Gas Inc	811,211
27,818	PNM Resources Inc	812,286
62,981	Questar Corp	1,502,727
61,955	UGI Corp	2,019,113
29,654	Vectren Corp	1,308,927
47,393	Westar Energy Inc	1,836,953
17,441	WGL Holdings Inc	983,672

		26,814,144

TOTAL COMMON STOCK — 98.15% (Cost $468,814,182)		$590,613,804

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.66%
$22,038,000	Federal Home Loan Mortgage Corp 0.01%, 04/01/2015	$22,038,000

U.S. Treasury Bonds and Notes — 0.17%
	U.S. Treasury Bills(d)
1,015,000	0.06%, 06/04/2015	1,014,886
20,000	0.10%, 09/17/2015	19,991

		1,034,877

Repurchase Agreements — 6.50%
1,953,663	Undivided interest of 12.34% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $1,953,663 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(e)	1,953,663

9,280,457	Undivided interest of 12.34% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $9,280,457 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(e)	9,280,457

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$9,280,458	Undivided interest of 12.34% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $9,280,458 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(e)	$9,280,458

9,280,458	Undivided interest of 17.39% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $9,280,458 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(e)	9,280,458

9,280,458	Undivided interest of 23.13% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $9,280,458 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 - 12/1/44, with a value of $40,344,797.(e)	9,280,458

		39,075,494

TOTAL SHORT TERM INVESTMENTS — 10.33% (Cost $62,148,371)		$62,148,371

TOTAL INVESTMENTS — 108.48% (Cost $530,962,553)		$652,762,175

OTHER ASSETS & LIABILITIES, NET — (8.48)%		$(51,025,838)

TOTAL NET ASSETS — 100.00%		$601,736,337

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

(a)	All or a portion of the security is on loan at March 31, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	69	USD	$10,486,620	June 2015	$(38,004)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

March 31, 2015

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	590,613,804	$	—	$	—	$	590,613,804
Short Term Investments		—		62,148,371		—		62,148,371

Total Assets	$	590,613,804	$	62,148,371	$	0	$	652,762,175

Liabilities

Other Financial Investments:
Futures Contracts (a)	$	(38,004)	$	—	$	—	$	(38,004)

Total Liabilities	$	(38,004)	$	0	$	0	$	(38,004)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	531,369,977

Gross unrealized appreciation on investments		143,541,174
Gross unrealized depreciation on investments		(22,148,976)

Net unrealized appreciation on investments	$	121,392,198

March 31, 2015

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 70 futures contracts for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

March 31, 2015

As of March 31, 2015 the Fund had securities on loan valued at $38,090,034 and received collateral of $39,075,494 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.09%
31,262	A Schulman Inc	$1,506,829
29,861	Aceto Corp	656,942
189,682	AK Steel Holding Corp(a)(b)	847,879
25,297	American Vanguard Corp	268,654
32,566	Balchem Corp	1,803,505
58,832	Calgon Carbon Corp	1,239,590
53,988	Century Aluminum Co(a)	745,034
21,028	Clearwater Paper Corp(a)	1,373,128
11,487	Deltic Timber Corp	761,014
70,924	Globe Specialty Metals Inc	1,341,882
10,360	Hawkins Inc	393,576
53,992	HB Fuller Co	2,314,637
23,422	Innophos Holdings Inc	1,320,064
60,713	Intrepid Potash Inc(a)(b)	701,235
19,178	Kaiser Aluminum Corp	1,474,597
21,974	Koppers Holdings Inc	432,448
34,055	Kraton Performance Polymers Inc(a)	688,252
22,590	Materion Corp	868,134
18,436	Neenah Paper Inc	1,152,988
32,829	OM Group Inc	985,855
45,691	PH Glatfelter Co	1,257,873
14,195	Quaker Chemical Corp	1,215,660
45,637	Rayonier Advanced Materials Inc	679,991
32,593	Schweitzer-Mauduit International Inc	1,503,189
20,399	Stepan Co	849,822
129,237	Stillwater Mining Co(a)(b)	1,669,742
58,035	US Silica Holdings Inc	2,066,626
8,515	Veritiv Corp(a)	375,767
53,334	Wausau Paper Corp	508,273
24,466	Zep Inc	416,656

		31,419,842

Communications — 4.36%
92,885	8x8 Inc(a)	780,234
58,549	ADTRAN Inc	1,093,110
29,251	Anixter International Inc(a)	2,226,879
10,449	Atlantic Tele-Network Inc	723,280
17,072	Black Box Corp	357,317
44,189	Blucora Inc(a)	603,622
12,266	Blue Nile Inc(a)	390,549
37,463	CalAmp Corp(a)	606,526
219,116	Cincinnati Bell Inc(a)	773,479
36,263	comScore Inc(a)	1,856,666
16,729	Comtech Telecommunications Corp	484,305
49,973	Consolidated Communications Holdings Inc	1,019,449
40,809	Dice Holdings Inc(a)	364,016
23,943	EW Scripps Co(a)	612,941
32,714	EW Scripps Co Class A	930,386
19,634	FTD Cos Inc(a)	587,842
51,351	General Cable Corp(a)	884,778
33,016	General Communication Inc Class A(a)	520,332
99,036	Harmonic Inc(a)	733,857

Shares		Fair Value

Communications — (continued)
45,519	Harte-Hanks Inc	$355,048
22,838	HealthStream Inc(a)	575,518
83,978	Iridium Communications Inc(a)(b)	815,426
63,824	Ixia(a)	774,185
48,674	j2 Global Inc(c)	3,196,908
26,429	Liquidity Services Inc(a)	261,119
26,086	LogMeIn Inc(a)	1,460,555
19,821	Lumos Networks Corp	302,468
37,304	NETGEAR Inc(a)	1,226,555
64,373	NIC Inc	1,137,471
37,290	Perficient Inc(a)	771,530
40,251	QuinStreet Inc(a)	239,493
29,018	Scholastic Corp	1,187,997
22,646	Sizmek Inc(a)	164,410
23,907	Spok Holdings Inc	458,297
15,506	Stamps.com Inc(a)	1,043,399
30,953	VASCO Data Security International Inc(a)(b)	666,728
46,993	ViaSat Inc(a)	2,801,253
26,642	XO Group Inc(a)	470,764

		33,458,692

Consumer, Cyclical — 16.64%
88,405	Aeropostale Inc(a)(b)	306,765
14,628	Allegiant Travel Co	2,812,818
12,919	American Woodmark Corp(a)	707,057
13,639	Arctic Cat Inc	495,368
47,326	Barnes & Noble Inc(a)	1,123,992
17,862	Big 5 Sporting Goods Corp	237,029
1,922	Biglari Holdings Inc(a)	795,900
23,236	BJ’s Restaurants Inc(a)	1,172,256
25,311	Bob Evans Farms Inc	1,170,887
83,006	Boyd Gaming Corp(a)	1,178,685
47,154	Brown Shoe Co Inc	1,546,651
30,216	Buckle Inc(b)	1,543,735
81,145	Callaway Golf Co	773,312
41,350	Casey’s General Stores Inc(c)	3,725,635
31,473	Cash America International Inc(b)	733,321
27,166	Cato Corp Class A	1,075,774
22,834	Children’s Place Inc	1,465,714
38,800	Christopher & Banks Corp(a)	215,728
25,612	Cracker Barrel Old Country Store Inc(c)	3,896,610
85,209	Crocs Inc(a)(b)	1,006,318
40,564	Daktronics Inc	438,497
17,721	DineEquity Inc	1,896,324
33,008	Dorman Products Inc(a)(b)	1,642,148
17,893	DTS Inc(a)	609,614
27,831	Ethan Allen Interiors Inc	769,249
52,592	Ezcorp Inc Class A(a)(b)	480,165
51,150	Finish Line Inc Class A	1,254,198
30,455	First Cash Financial Services Inc(a)	1,416,767
44,910	Francesca’s Holdings Corp(a)	799,398
36,022	Fred’s Inc Class A	615,616
21,461	G&K Services Inc Class A	1,556,566
20,522	G-III Apparel Group Ltd(a)	2,311,803
25,655	Genesco Inc(a)	1,827,406
22,993	Group 1 Automotive Inc	1,984,986

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
23,793	Haverty Furniture Cos Inc	$591,970
26,962	Hibbett Sports Inc(a)(b)	1,322,756
51,586	Iconix Brand Group Inc(a)(b)	1,736,901
72,889	Interface Inc(b)	1,514,633
42,646	Interval Leisure Group Inc	1,117,752
32,774	iRobot Corp(a)(b)	1,069,416
41,376	Jack in the Box Inc(c)	3,968,786
16,627	Kirkland’s Inc(a)	394,891
55,742	La-Z-Boy Inc	1,566,908
24,917	Lithia Motors Inc Class A	2,476,999
28,416	Lumber Liquidators Holdings Inc(a)(b)	874,644
25,159	M/I Homes Inc(a)	599,791
19,858	Marcus Corp	422,777
27,084	MarineMax Inc(a)	717,997
30,447	Marriott Vacations Worldwide Corp	2,467,729
49,010	Men’s Wearhouse Inc	2,558,322
40,079	Meritage Homes Corp(a)	1,949,443
49,556	Mobile Mini Inc	2,113,068
9,654	Monarch Casino & Resort Inc(a)	184,778
19,736	Movado Group Inc	562,871
20,403	Outerwall Inc(b)	1,349,046
15,339	Oxford Industries Inc	1,157,328
31,923	Papa John’s International Inc	1,973,161
58,670	Pep Boys-Manny Moe & Jack(a)	564,405
12,046	Perry Ellis International Inc(a)	278,985
20,366	PetMed Express Inc(b)	336,446
64,624	Pinnacle Entertainment Inc(a)	2,332,280
46,535	Pool Corp(c)	3,246,282
24,832	Popeyes Louisiana Kitchen Inc(a)	1,485,450
137,721	Quiksilver Inc(a)	254,784
15,126	Red Robin Gourmet Burgers Inc(a)	1,315,962
47,956	Regis Corp(a)	784,560
53,476	Republic Airways Holdings Inc(a)	735,295
72,429	Ruby Tuesday Inc(a)	435,298
38,161	Ruth’s Hospitality Group Inc	605,997
49,574	Ryland Group Inc	2,416,237
31,617	ScanSource Inc(a)	1,285,231
55,300	Scientific Games Corp Class A(a)(b)	578,991
57,325	Select Comfort Corp(a)	1,975,993
43,980	Skechers U.S.A. Inc Class A(a)	3,162,602
54,976	SkyWest Inc	803,199
34,623	Sonic Automotive Inc Class A	862,113
54,176	Sonic Corp	1,717,379
34,304	Stage Stores Inc	786,248
22,529	Standard Motor Products Inc	952,076
161,296	Standard Pacific Corp(a)(b)	1,451,664
28,589	Stein Mart Inc	355,933
60,712	Steven Madden Ltd(a)	2,307,056
24,120	Superior Industries International Inc	456,592
67,067	Texas Roadhouse Inc	2,443,251
57,622	Titan International Inc(b)	539,342
59,597	Toro Co(c)	4,178,942
45,552	Tuesday Morning Corp(a)	733,387
15,193	Unifi Inc(a)	548,315
16,634	UniFirst Corp	1,957,655
41,847	United Stationers Inc	1,715,308

Shares		Fair Value

Consumer, Cyclical — (continued)
16,796	Universal Electronics Inc(a)	$947,966
34,016	Vitamin Shoppe Inc(a)(b)	1,401,119
21,148	VOXX International Corp(a)	193,716
29,482	Winnebago Industries Inc(b)	626,787
110,535	Wolverine World Wide Inc(c)	3,697,396
24,134	Zumiez Inc(a)	971,393

		127,719,894

Consumer, Non-cyclical — 17.76%
22,833	Abaxis Inc	1,463,824
40,118	ABIOMED Inc(a)	2,871,646
55,780	ABM Industries Inc	1,777,151
44,568	Acorda Therapeutics Inc(a)	1,483,223
81,953	Affymetrix Inc(a)(b)	1,029,330
38,382	Air Methods Corp(a)	1,788,217
24,704	Albany Molecular Research Inc(a)(b)	434,790
8,499	Almost Family Inc(a)	379,990
37,030	Amedisys Inc(a)	991,663
18,829	American Public Education Inc(a)	564,493
51,672	AMN Healthcare Services Inc(a)	1,192,073
51,589	Amsurg Corp(a)(c)	3,173,755
13,686	Analogic Corp	1,244,057
29,660	Andersons Inc	1,227,034
27,540	AngioDynamics Inc(a)	489,937
8,681	ANI Pharmaceuticals Inc(a)(b)	542,997
15,146	Anika Therapeutics Inc(a)	623,561
57,691	B&G Foods Inc(b)	1,697,846
27,453	Bio-Reference Laboratories Inc(a)	967,444
51,801	Brink’s Co	1,431,262
32,114	Cal-Maine Foods Inc(b)	1,254,373
16,447	Calavo Growers Inc	845,705
34,314	Cambrex Corp(a)	1,359,864
38,692	Cantel Medical Corp	1,837,870
11,751	Capella Education Co	762,405
47,900	Cardtronics Inc(a)	1,801,040
61,301	Career Education Corp(a)	308,344
14,622	CDI Corp	205,439
43,761	Central Garden & Pet Co Class A(a)	464,742
18,278	Chemed Corp	2,182,393
29,145	CONMED Corp	1,471,531
9,764	CorVel Corp(a)	335,979
34,655	Cross Country Healthcare Inc(a)	411,008
28,212	CryoLife Inc	292,558
28,314	Cyberonics Inc(a)	1,838,145
24,395	Cynosure Inc Class A(a)	748,195
176,456	Darling Ingredients Inc(a)	2,472,149
63,400	Depomed Inc(a)	1,420,794
27,366	Diamond Foods Inc(a)	891,311
32,632	Emergent Biosolutions Inc(a)	938,496
24,147	Ensign Group Inc	1,131,528
36,482	ExamWorks Group Inc(a)	1,518,381
11,839	Forrester Research Inc	435,438
27,489	Greatbatch Inc(a)	1,590,239
42,899	Green Dot Corp Class A(a)	682,952
55,134	Haemonetics Corp(a)	2,476,619
37,750	Hanger Inc(a)	856,547

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
75,832	Healthcare Services Group Inc	$2,436,482
39,557	Healthways Inc(a)	779,273
39,628	Heartland Payment Systems Inc(b)	1,856,572
16,663	Heidrick & Struggles International Inc	409,577
28,669	Helen of Troy Ltd(a)	2,336,237
14,588	ICU Medical Inc(a)	1,358,726
71,054	Impax Laboratories Inc(a)	3,330,301
23,827	Insperity Inc	1,245,914
27,702	Integra LifeSciences Holdings Corp(a)	1,707,828
18,203	Inter Parfums Inc	593,782
31,391	Invacare Corp	609,299
18,443	IPC Healthcare Inc(a)	860,181
16,054	J&J Snack Foods Corp	1,712,962
30,489	Kelly Services Inc Class A	531,728
86,576	Kindred Healthcare Inc	2,059,643
54,132	Korn/Ferry International	1,779,319
10,024	Landauer Inc	352,243
28,336	Lannett Co Inc(a)	1,918,631
12,488	LHC Group Inc(a)	412,479
19,328	Ligand Pharmaceuticals Inc(a)	1,490,382
40,851	Luminex Corp(a)	653,616
28,858	Magellan Health Inc(a)	2,043,724
51,402	Masimo Corp(a)	1,695,238
31,558	Matthews International Corp Class A	1,625,553
70,316	Medicines Co(a)	1,970,254
11,531	Medifast Inc(a)	345,584
44,667	Meridian Bioscience Inc	852,246
45,650	Merit Medical Systems Inc(a)	878,763
34,723	Molina Healthcare Inc(a)	2,336,511
51,645	Momenta Pharmaceuticals Inc(a)	785,004
33,923	Monro Muffler Brake Inc(b)	2,206,691
97,080	Monster Worldwide Inc(a)	615,487
34,621	Natus Medical Inc(a)	1,366,491
50,275	Navigant Consulting Inc(a)	651,564
39,194	Neogen Corp(a)	1,831,536
31,126	Nutrisystem Inc	621,897
51,594	NuVasive Inc(a)	2,372,808
50,656	On Assignment Inc(a)	1,943,671
58,908	PAREXEL International Corp(a)(c)	4,064,063
32,869	PharMerica Corp(a)	926,577
56,966	Prestige Brands Holdings Inc(a)	2,443,272
12,980	Providence Service Corp(a)	689,498
32,687	Repligen Corp(a)	992,377
42,889	Resources Connection Inc	750,557
23,922	Sagent Pharmaceuticals Inc(a)	556,186
22,072	Sanderson Farms Inc(b)	1,758,035
102,149	Select Medical Holdings Corp	1,514,870
8,181	Seneca Foods Corp Class A(a)	243,876
55,159	Snyder’s-Lance Inc	1,762,882
40,522	SpartanNash Co	1,278,874
64,134	Spectrum Pharmaceuticals Inc(a)(b)	389,293
11,579	Strayer Education Inc(a)	618,434
14,264	SurModics Inc(a)	371,292
45,345	TrueBlue Inc(a)	1,104,151
24,904	Universal Corp(b)	1,174,473
22,266	Universal Technical Institute Inc	213,754
16,715	Vascular Solutions Inc(a)	506,799

Shares		Fair Value

Consumer, Non-cyclical — (continued)
21,902	Viad Corp	$609,314
14,836	WD-40 Co(b)	1,313,579
76,071	West Pharmaceutical Services Inc(c)	4,580,235

		136,348,926

Energy — 3.29%
38,976	Approach Resources Inc(a)(b)	256,852
221,798	Arch Coal Inc(a)	221,776
37,562	Basic Energy Services Inc(a)	260,305
52,811	Bill Barrett Corp(a)	438,331
39,978	Bonanza Creek Energy Inc(a)	985,857
37,726	Bristow Group Inc(b)	2,054,181
49,135	C&J Energy Services Ltd(a)	546,873
20,931	CARBO Ceramics Inc(b)	638,605
49,470	Carrizo Oil & Gas Inc(a)	2,456,186
64,455	Cloud Peak Energy Inc(a)	375,128
48,446	Comstock Resources Inc(b)	172,952
16,309	Contango Oil & Gas Co(a)	358,798
73,295	Exterran Holdings Inc	2,460,513
52,269	Flotek Industries Inc(a)	770,445
24,288	FutureFuel Corp	249,438
13,749	Geospace Technologies Corp(a)	226,996
38,192	Green Plains Inc	1,090,382
13,018	Gulf Island Fabrication Inc	193,447
28,416	Gulfmark Offshore Inc Class A	370,545
134,659	ION Geophysical Corp(a)	292,210
27,554	Matrix Service Co(a)	483,848
89,238	Newpark Resources Inc(a)(b)	812,958
60,491	Northern Oil & Gas Inc(a)(b)	466,386
89,706	Paragon Offshore PLC(b)	116,618
42,278	PDC Energy Inc(a)	2,284,703
75,743	Penn Virginia Corp(a)(b)	490,815
61,548	PetroQuest Energy Inc(a)	141,560
66,382	Pioneer Energy Services Corp(a)	359,790
52,451	Rex Energy Corp(a)(b)	195,118
18,881	SEACOR Holdings Inc(a)	1,315,439
62,302	Stone Energy Corp(a)	914,593
71,445	SunCoke Energy Inc	1,067,388
45,980	Swift Energy Co(a)(b)	99,317
97,780	Synergy Resources Corp(a)	1,158,693
38,324	Tesco Corp	435,744
84,741	TETRA Technologies Inc(a)	523,699

		25,286,489

Financial — 23.15%
72,502	Acadia Realty Trust REIT	2,528,870
17,683	Agree Realty Corp REIT	583,008
39,865	American Assets Trust Inc REIT	1,725,357
81,172	American Equity Investment Life Holding Co	2,364,540
20,423	AMERISAFE Inc	944,564
61,052	Associated Estates Realty Corp REIT	1,506,763
97,035	Astoria Financial Corp	1,256,603
26,310	Aviv Inc REIT	960,315
47,932	Bank Mutual Corp	350,862
74,919	Bank of the Ozarks Inc	2,766,759

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
20,883	Banner Corp	$958,530
87,921	BBCN Bancorp Inc	1,272,217
13,954	BofI Holding Inc(a)	1,298,280
87,269	Boston Private Financial Holdings Inc	1,060,318
75,338	Brookline Bancorp Inc	757,147
18,875	Calamos Asset Management Inc Class A	253,869
102,467	Capstead Mortgage Corp REIT(b)	1,206,037
33,294	Cardinal Financial Corp	665,214
31,084	CareTrust Inc REIT	421,499
79,968	Cedar Realty Trust Inc REIT	598,960
28,869	Central Pacific Financial Corp	663,121
63,124	Chesapeake Lodging Trust REIT	2,135,485
16,285	City Holding Co(b)	765,884
57,492	Columbia Banking System Inc	1,665,543
44,604	Community Bank System Inc	1,578,536
23,304	CoreSite Realty Corp REIT	1,134,439
220,638	Cousins Properties Inc REIT	2,338,763
103,673	CVB Financial Corp	1,652,548
214,789	DiamondRock Hospitality Co REIT	3,034,969
31,098	Dime Community Bancshares Inc	500,678
34,269	EastGroup Properties Inc REIT	2,060,938
50,621	Education Realty Trust Inc REIT	1,790,971
18,254	eHealth Inc(a)	171,223
33,876	Employers Holdings Inc	914,313
25,371	Encore Capital Group Inc(a)(b)	1,055,180
28,797	Enova International Inc(a)	567,013
61,175	EPR Properties REIT(c)	3,672,335
39,531	Evercore Partners Inc Class A	2,042,171
55,800	Financial Engines Inc(b)	2,334,114
117,379	First BanCorp(a)	727,750
95,327	First Commonwealth Financial Corp	857,943
66,301	First Financial Bancorp	1,180,821
68,904	First Financial Bankshares Inc(b)	1,904,507
82,918	First Midwest Bancorp Inc	1,440,286
186,224	FNB Corp	2,446,983
37,396	Forestar Group Inc(a)	589,735
96,189	Franklin Street Properties Corp REIT	1,233,143
43,540	FXCM Inc Class A(b)	92,740
79,418	Geo Group Inc REIT(c)	3,473,743
28,271	Getty Realty Corp REIT	514,532
82,064	Glacier Bancorp Inc	2,063,910
75,649	Government Properties Income Trust REIT	1,728,580
29,336	Greenhill & Co Inc	1,163,172
33,339	Hanmi Financial Corp	705,120
9,617	HCI Group Inc(b)	441,132
106,624	Healthcare Realty Trust Inc REIT	2,962,015
35,091	HFF Inc Class A	1,317,316
63,137	Home BancShares Inc	2,139,713
44,285	Horace Mann Educators Corp	1,514,547
27,851	Independent Bank Corp	1,221,823
12,793	Infinity Property & Casualty Corp	1,049,666
93,283	Inland Real Estate Corp REIT	997,195
62,133	Interactive Brokers Group Inc Class A	2,113,765

Shares		Fair Value

Financial — (continued)
37,307	Investment Technology Group Inc(a)	$1,130,775
89,492	Kite Realty Group Trust REIT	2,520,990
38,510	LegacyTexas Financial Group Inc	875,332
227,890	Lexington Realty Trust REIT(b)	2,240,159
38,083	LTC Properties Inc REIT	1,751,818
40,061	MarketAxess Holdings Inc(c)	3,321,057
68,284	MB Financial Inc	2,137,972
49,028	Meadowbrook Insurance Group Inc	416,738
223,449	Medical Properties Trust Inc REIT(c)	3,293,638
39,716	Montpelier Re Holdings Ltd	1,526,683
152,163	National Penn Bancshares Inc	1,638,795
11,738	Navigators Group Inc(a)	913,686
46,855	NBT Bancorp Inc	1,174,186
101,298	Northwest Bancshares Inc	1,200,381
48,279	OFG Bancorp	787,913
117,407	Old National Bancorp	1,666,005
40,465	Oritani Financial Corp	588,766
90,569	Parkway Properties Inc REIT	1,571,372
73,947	Pennsylvania REIT	1,717,789
35,359	Pinnacle Financial Partners Inc	1,572,061
17,262	Piper Jaffray Cos(a)	905,565
58,309	Post Properties Inc REIT(c)	3,319,531
52,391	PRA Group Inc(a)	2,845,879
75,452	PrivateBancorp Inc	2,653,647
60,224	ProAssurance Corp	2,764,884
57,616	Provident Financial Services Inc	1,074,538
20,840	PS Business Parks Inc REIT	1,730,554
99,180	Retail Opportunity Investments Corp REIT(b)	1,814,994
39,386	RLI Corp	2,064,220
31,245	S&T Bancorp Inc	886,733
64,523	Sabra Health Care Inc REIT	2,138,937
13,497	Safety Insurance Group Inc	806,446
12,106	Saul Centers Inc REIT	692,463
60,711	Selective Insurance Group Inc	1,763,655
16,384	Simmons First National Corp Class A	744,980
23,478	Southside Bancshares Inc	673,584
37,989	Sovran Self Storage Inc REIT(c)	3,568,687
95,330	Sterling Bancorp	1,278,375
23,741	Stewart Information Services Corp	964,834
91,551	Summit Hotel Properties Inc REIT	1,288,123
194,441	Susquehanna Bancshares Inc	2,665,786
62,027	Talmer Bancorp Inc Class A	949,943
49,066	Texas Capital Bancshares Inc(a)	2,387,061
12,289	Tompkins Financial Corp	661,763
102,285	TrustCo Bank Corp	703,721
40,551	UMB Financial Corp	2,144,742
68,315	United Bankshares Inc	2,567,278
47,422	United Community Banks Inc	895,327
22,685	United Fire Group Inc	720,702
17,151	United Insurance Holdings Corp	385,897
14,202	Universal Health Realty Income Trust REIT	798,862
31,806	Universal Insurance Holdings Inc	813,916
29,412	Urstadt Biddle Properties Inc REIT Class A	678,241

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
7,388	Virtus Investment Partners Inc	$966,129
34,857	WageWorks Inc(a)	1,858,924
27,740	Westamerica Bancorporation	1,198,645
74,811	Wilshire Bancorp Inc	745,866
50,693	Wintrust Financial Corp	2,417,042
9,766	World Acceptance Corp(a)(b)	712,137

		177,736,800

Industrial — 15.54%
44,536	AAON Inc	1,092,468
40,378	AAR Corp	1,239,605
67,671	Actuant Corp Class A	1,606,510
41,783	Advanced Energy Industries Inc(a)	1,072,152
40,765	Aegion Corp(a)	735,808
21,738	Aerovironment Inc(a)	576,274
31,760	Albany International Corp Class A	1,262,460
18,040	AM Castle & Co(a)(b)	65,846
8,545	American Science & Engineering Inc	417,509
31,220	Apogee Enterprises Inc	1,348,704
44,378	Applied Industrial Technologies Inc	2,012,099
26,871	ArcBest Corp	1,018,142
20,229	Astec Industries Inc	867,420
26,766	Atlas Air Worldwide Holdings Inc(a)	1,151,473
28,341	AZZ Inc	1,320,407
15,557	Badger Meter Inc	932,487
52,065	Barnes Group Inc	2,108,112
11,183	Bel Fuse Inc Class B	212,812
57,245	Benchmark Electronics Inc(a)	1,375,597
42,396	Boise Cascade Co(a)	1,588,154
51,375	Brady Corp Class A	1,453,399
49,141	Briggs & Stratton Corp	1,009,356
22,789	Celadon Group Inc	620,317
43,785	Checkpoint Systems Inc	473,754
18,885	CIRCOR International Inc	1,033,009
26,757	Coherent Inc(a)	1,738,135
40,631	Comfort Systems USA Inc	854,876
36,533	CTS Corp	657,229
24,036	Cubic Corp	1,244,344
51,431	Curtiss-Wright Corp(c)	3,802,808
25,034	Drew Industries Inc	1,540,592
14,573	DXP Enterprises Inc(a)	642,524
37,347	Dycom Industries Inc(a)	1,824,027
26,469	Electro Scientific Industries Inc	163,578
68,002	EMCOR Group Inc	3,160,053
19,803	Encore Wire Corp	750,138
47,688	EnerSys	3,063,477
25,815	EnPro Industries Inc(b)	1,702,499
19,834	Era Group Inc(a)	413,341
28,452	ESCO Technologies Inc	1,109,059
13,899	Exponent Inc	1,235,621
30,729	Fabrinet(a)	583,544
19,155	FARO Technologies Inc(a)	1,190,100
66,726	Federal Signal Corp	1,053,604
32,782	Forward Air Corp	1,780,063
42,507	Franklin Electric Co Inc(b)	1,621,217
66,422	GenCorp Inc(a)	1,540,326

Shares		Fair Value

Industrial — (continued)
29,855	Gibraltar Industries Inc(a)	$489,921
45,836	Griffon Corp	798,921
13,025	Haynes International Inc	581,045
78,863	Headwaters Inc(a)	1,446,347
59,520	Heartland Express Inc	1,414,195
67,380	Hillenbrand Inc	2,080,021
34,538	Hornbeck Offshore Services Inc(a)	649,660
37,172	Hub Group Inc Class A(a)	1,460,488
54,903	II-VI Inc(a)	1,013,509
32,288	John Bean Technologies Corp	1,153,327
28,963	Kaman Corp	1,228,900
90,549	KapStone Paper & Packaging Corp	2,973,629
65,354	Knight Transportation Inc	2,107,666
13,124	Lindsay Corp(b)	1,000,705
24,126	Littelfuse Inc	2,397,883
20,982	LSB Industries Inc(a)	867,186
18,519	Lydall Inc(a)	587,423
46,001	Matson Inc	1,939,402
41,100	Methode Electronics Inc	1,933,344
42,957	Moog Inc Class A(a)	3,223,923
60,533	Mueller Industries Inc	2,187,057
25,365	Myers Industries Inc	444,648
5,028	National Presto Industries Inc(b)	318,725
42,980	Newport Corp(a)	819,199
9,785	Olympic Steel Inc	131,706
28,096	Orion Marine Group Inc(a)	248,931
20,085	OSI Systems Inc(a)	1,491,512
22,562	Park Electrochemical Corp	486,437
54,180	PGT Inc(a)	605,461
36,224	Plexus Corp(a)	1,476,852
10,010	Powell Industries Inc	338,038
37,511	Quanex Building Products Corp	740,467
29,257	Roadrunner Transportation Systems Inc ADR(a)	739,324
29,621	Rofin-Sinar Technologies Inc(a)	717,717
20,092	Rogers Corp(a)	1,651,763
32,541	RTI International Metals Inc(a)	1,168,547
27,382	Saia Inc(a)	1,213,023
88,579	Sanmina Corp(a)	2,142,726
44,804	Simpson Manufacturing Co Inc	1,674,325
14,181	Standex International Corp	1,164,686
20,457	Sturm Ruger & Co Inc(b)	1,015,281
56,540	TASER International Inc(a)(b)	1,363,179
19,567	Tennant Co	1,279,095
67,357	Tetra Tech Inc	1,617,915
26,571	Tredegar Corp	534,343
57,274	TTM Technologies Inc(a)	516,039
22,113	Universal Forest Products Inc	1,226,829
23,279	US Ecology Inc	1,163,252
101,269	UTi Worldwide Inc(a)	1,245,609
16,196	Vicor Corp(a)	246,179
30,590	Watts Water Technologies Inc Class A	1,683,368

		119,264,757

Technology — 10.23%
17,227	Agilysys Inc(a)	169,514
49,690	Blackbaud Inc	2,354,312

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares			Fair Value

Technology — (continued)
	40,318	Bottomline Technologies (DE) Inc(a)	$1,103,504
	69,912	Brooks Automation Inc	813,077
	25,433	Cabot Microelectronics Corp(a)	1,270,887
	25,542	CACI International Inc Class A(a)	2,296,737
	21,646	CEVA Inc(a)	461,493
	76,190	Ciber Inc(a)	313,903
	67,316	Cirrus Logic Inc(a)	2,238,930
	26,102	Cohu Inc	285,556
	11,030	Computer Programs & Systems Inc(b)	598,488
	38,022	CSG Systems International Inc	1,155,489
	47,073	Dealertrack Technologies Inc(a)	1,813,252
	27,792	Digi International Inc(a)	277,364
	40,577	Diodes Inc(a)	1,158,879
	21,323	DSP Group Inc(a)	255,450
	31,633	Ebix Inc(b)	961,011
	51,375	Electronics For Imaging Inc(a)	2,144,906
	18,957	Engility Holdings Inc	569,468
	95,240	Entropic Communications Inc(a)	281,910
	33,839	Epiq Systems Inc	606,733
	54,023	Exar Corp(a)	542,931
	33,748	ExlService Holdings Inc(a)	1,255,426
	38,338	iGATE Corp(a)	1,635,499
	43,951	Insight Enterprises Inc(a)	1,253,482
	17,506	Interactive Intelligence Group Inc(a)(b)	720,897
	64,509	Kopin Corp(a)	227,072
	84,845	Kulicke & Soffa Industries Inc(a)	1,326,127
	53,547	LivePerson Inc(a)	548,054
	79,917	Manhattan Associates Inc(a)(c)	4,044,599
	25,283	ManTech International Corp Class A	858,105
	64,503	MedAssets Inc(a)	1,213,946
	58,177	Medidata Solutions Inc(a)	2,853,000
	34,811	Mercury Systems Inc(a)	541,311
	47,069	Micrel Inc	709,801
	101,884	Microsemi Corp(a)(c)	3,606,694
	9,732	MicroStrategy Inc Class A(a)	1,646,557
	56,992	MKS Instruments Inc	1,926,899
	38,735	Monolithic Power Systems Inc	2,039,398
	41,870	Monotype Imaging Holdings Inc	1,366,637
	16,291	MTS Systems Corp	1,232,414
	26,686	Nanometrics Inc(a)	448,859
	41,132	NetScout Systems Inc(a)(b)	1,803,638
	39,300	Omnicell Inc(a)	1,379,430
	23,740	Pericom Semiconductor Corp	367,258
	31,756	Power Integrations Inc	1,653,852
	55,192	Progress Software Corp(a)	1,499,567
	95,095	QLogic Corp(a)	1,401,700
	46,956	Quality Systems Inc	750,357
	35,195	Rudolph Technologies Inc(a)	387,849
	38,424	Super Micro Computer Inc(a)	1,276,061
	43,311	Sykes Enterprises Inc(a)	1,076,278
	39,575	Synaptics Inc(a)(c)	3,217,645
	38,729	Synchronoss Technologies Inc(a)	1,838,078
	30,452	SYNNEX Corp	2,352,417
	90,203	Take-Two Interactive Software Inc(a)	2,296,117
	38,467	Tangoe Inc(a)	530,845

Shares		Fair Value

Technology — (continued)
19,016	TeleTech Holdings Inc	$483,957
49,957	Tessera Technologies Inc	2,012,268
30,758	Ultratech Inc(a)	533,344
44,355	Veeco Instruments Inc(a)(b)	1,355,045
29,717	Virtusa Corp(a)	1,229,689

		78,573,966

Utilities — 3.67%
45,377	ALLETE Inc	2,394,091
41,027	American States Water Co	1,636,567
61,450	Avista Corp(b)	2,100,361
43,392	El Paso Electric Co	1,676,667
46,344	Laclede Group Inc	2,373,740
90,548	New Jersey Resources Corp	2,812,421
29,039	Northwest Natural Gas Co	1,392,420
50,394	NorthWestern Corp	2,710,693
83,897	Piedmont Natural Gas Co Inc	3,096,638
36,119	South Jersey Industries Inc	1,960,539
49,838	Southwest Gas Corp	2,899,077
60,610	UIL Holdings Corp	3,116,566

		28,169,780

TOTAL COMMON STOCK — 98.73% (Cost $569,558,759)		$757,979,146

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.37%
$10,515,000	Federal Home Loan Mortgage Corp 0.01%, 04/01/2015	10,515,000

U.S. Treasury Bonds and Notes — 0.09%
720,000	U.S. Treasury Bills(d) 0.07%, 06/04/2015	719,907

Repurchase Agreements — 6.52%
11,883,706	Undivided interest of 15.80% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $11,883,706 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(e)	11,883,706

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$11,883,706	Undivided interest of 15.80% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $11,883,706 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(e)	$11,883,706

2,501,678	Undivided interest of 15.81% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $2,501,678 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(e)	2,501,678

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$11,883,707	Undivided interest of 22.26% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $11,883,707 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(e)	$11,883,707

11,883,707	Undivided interest of 29.62% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $11,883,707 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 - 12/1/44, with a value of $40,344,797.(e)	11,883,707

		50,036,504

TOTAL SHORT TERM INVESTMENTS — 7.98% (Cost $61,271,411)		$61,271,411

TOTAL INVESTMENTS — 106.71% (Cost $630,830,170)		$819,250,557

OTHER ASSETS & LIABILITIES, NET — (6.71)%		$(51,505,688)

TOTAL NET ASSETS — 100.00%		$767,744,869

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
Russell 2000 Mini Long Futures	86	USD	$10,740,540	June 2015	$236,120

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	757,979,146	$	—	$	—	$	757,979,146
Short Term Investments		—		61,271,411		—		61,271,411

Total investments, at fair value		757,979,146		61,271,411		0		819,250,557
Other Financial Investments:
Futures Contracts (a)		236,120		—		—		236,120

Total Assets	$	758,215,266	$	61,271,411	$	0	$	819,486,677

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	634,643,567

Gross unrealized appreciation on investments		233,978,479
Gross unrealized depreciation on investments		(49,371,489)

Net unrealized appreciation on investments	$	184,606,990

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

March 31, 2015

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 97 futures contracts for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $48,581,580 and received collateral of $50,036,504 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.98%
2,904	Air Products & Chemicals Inc	$439,317
1,065	Airgas Inc	113,007
1,702	Albemarle Corp	89,934
17,767	Alcoa Inc	229,550
1,580	Allegheny Technologies Inc	47,416
974	Ashland Inc	124,000
935	Cabot Corp	42,075
835	Carpenter Technology Corp(a)	32,465
730	CF Industries Holdings Inc	207,086
2,502	Cliffs Natural Resources Inc(a)	12,035
2,026	Commercial Metals Co	32,801
479	Compass Minerals International Inc	44,648
1,200	Cytec Industries Inc	64,848
950	Domtar Corp	43,909
16,387	Dow Chemical Co	786,248
2,279	Eastman Chemical Co	157,844
4,003	Ecolab Inc	457,863
13,651	EI du Pont de Nemours & Co	975,637
1,985	FMC Corp	113,641
15,766	Freeport-McMoRan Copper & Gold Inc	298,766
1,174	International Flavors & Fragrances Inc	137,828
6,457	International Paper Co	358,299
5,970	LyondellBasell Industries NV Class A	524,166
601	Minerals Technologies Inc	43,933
7,290	Monsanto Co	820,417
4,678	Mosaic Co	215,469
168	NewMarket Corp	80,270
7,408	Newmont Mining Corp	160,828
4,808	Nucor Corp	228,524
1,403	Olin Corp	44,952
1,230	PolyOne Corp	45,940
2,036	PPG Industries Inc	459,199
4,382	Praxair Inc	529,083
1,270	Reliance Steel & Aluminum Co	77,572
1,019	Royal Gold Inc	64,309
1,968	RPM International Inc	94,444
651	Sensient Technologies Corp	44,841
1,206	Sherwin-Williams Co	343,107
1,794	Sigma-Aldrich Corp	248,020
3,505	Steel Dynamics Inc	70,450
2,332	United States Steel Corp(a)	56,901
1,147	Valspar Corp	96,382
848	Worthington Industries Inc	22,565

		9,080,589

Communications — 10.86%
973	Alliance Data Systems Corp(b)	288,251
5,719	Amazon.com Inc(b)	2,128,040
829	AMC Networks Inc Class A(a)(b)	63,535
1,067	AOL Inc(b)	42,264
1,855	ARRIS Group Inc(b)	53,600
77,956	AT&T Inc(c)	2,545,263
3,324	Cablevision Systems Corp Class A(a)	60,829

Shares		Fair Value

Communications — (continued)
6,898	CBS Corp Class B	$418,226
8,496	CenturyLink Inc	293,537
1,525	Ciena Corp(b)	29,448
76,388	Cisco Systems Inc	2,102,580
38,214	Comcast Corp Class A	2,157,945
7,469	DIRECTV(b)	635,612
2,358	Discovery Communications Inc Class A(a)(b)	72,532
4,019	Discovery Communications Inc Class C(b)	118,460
16,574	eBay Inc(b)	955,988
829	Equinix Inc	193,033
1,428	Expedia Inc	134,418
1,096	F5 Networks Inc(b)	125,974
31,531	Facebook Inc Class A(b)(c)	2,592,321
564	FactSet Research Systems Inc	89,789
1,921	Fortinet Inc(b)	67,139
14,318	Frontier Communications Corp	100,942
3,402	Gannett Co Inc	126,146
4,290	Google Inc Class A(b)(c)	2,379,663
4,298	Google Inc Class C(b)(c)	2,355,304
1,647	Harris Corp	129,718
430	InterDigital Inc	21,818
6,304	Interpublic Group of Cos Inc	139,444
3,138	JDS Uniphase Corp(b)	41,171
708	John Wiley & Sons Inc Class A	43,287
5,626	Juniper Networks Inc	127,035
4,242	Level 3 Communications Inc(b)	228,389
626	Meredith Corp	34,912
2,889	Motorola Solutions Inc	192,610
909	Netflix Inc(b)	378,771
685	NeuStar Inc Class A(a)(b)	16,865
1,780	New York Times Co Class A	24,493
7,643	News Corp Class A(b)	122,364
4,932	Nielsen NV	219,819
3,789	Omnicom Group Inc	295,466
539	Plantronics Inc	28,540
2,010	Polycom Inc(b)	26,934
780	Priceline Group Inc(b)	908,037
2,207	Qorvo Inc(b)	175,898
1,462	Scripps Networks Interactive Inc Class A	100,235
10,242	Symantec Corp	239,304
1,429	Telephone & Data Systems Inc	35,582
1,790	Time Inc	40,168
4,232	Time Warner Cable Inc	634,292
12,499	Time Warner Inc	1,055,416
1,719	TripAdvisor Inc(b)	142,969
27,632	Twenty-First Century Fox Inc Class A	935,067
1,642	VeriSign Inc(b)	109,965
62,419	Verizon Communications Inc(c)	3,035,436
5,468	Viacom Inc Class B	373,464
23,486	Walt Disney Co(c)	2,463,446
9,638	Windstream Holdings Inc(a)	71,321
13,102	Yahoo! Inc(b)	582,187

		33,105,262

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — 10.65%
1,192	Abercrombie & Fitch Co Class A(a)	$26,272
1,129	Advance Auto Parts Inc	169,000
1,889	Alaska Air Group Inc	125,014
10,777	American Airlines Group Inc	568,810
2,512	American Eagle Outfitters Inc	42,905
656	Ann Inc(b)	26,916
1,917	Ascena Retail Group Inc(a)(b)	27,816
1,137	AutoNation Inc(b)	73,143
473	AutoZone Inc(b)	322,662
2,754	Bed Bath & Beyond Inc(b)	211,438
4,387	Best Buy Co Inc	165,785
739	Big Lots Inc	35,494
3,326	BorgWarner Inc	201,156
1,052	Brinker International Inc	64,761
1,308	Brunswick Corp	67,297
269	Buffalo Wild Wings Inc(a)(b)	48,754
641	Cabela’s Inc Class A(a)(b)	35,883
3,264	CarMax Inc(b)	225,249
6,651	Carnival Corp	318,184
736	Carter’s Inc	68,058
799	Cheesecake Factory Inc	39,415
2,491	Chico’s FAS Inc	44,066
469	Chipotle Mexican Grill Inc(b)	305,103
1,429	Cinemark Holdings Inc	64,405
4,166	Coach Inc	172,597
1,570	Copart Inc(b)	58,985
6,522	Costco Wholesale Corp	988,050
1,160	CST Brands Inc	50,843
16,925	CVS Health Corp	1,746,829
2,563	Dana Holding Corp	54,233
1,910	Darden Restaurants Inc	132,439
478	Deckers Outdoor Corp(b)	34,832
4,371	Delphi Automotive PLC	348,544
12,443	Delta Air Lines Inc	559,437
1,416	Dick’s Sporting Goods Inc	80,698
4,512	Dollar General Corp(b)	340,115
3,057	Dollar Tree Inc(b)	248,060
888	Domino’s Pizza Inc(a)	89,288
4,683	DR Horton Inc	133,372
1,133	DreamWorks Animation SKG Inc Class A(a)(b)	27,419
1,417	Family Dollar Stores Inc	112,283
4,207	Fastenal Co	174,317
2,178	Foot Locker Inc	137,214
59,360	Ford Motor Co	958,070
627	Fossil Group Inc(b)	51,696
1,496	GameStop Corp Class A(a)	56,788
3,894	Gap Inc	168,727
20,261	General Motors Co	759,787
2,336	Genuine Parts Co	217,692
4,342	Goodyear Tire & Rubber Co	117,581
797	Guess? Inc	14,816
5,932	Hanesbrands Inc	198,781
3,173	Harley-Davidson Inc	192,728
1,024	Harman International Industries Inc	136,837
1,677	Hasbro Inc	106,053
812	Herman Miller Inc	22,541
788	HNI Corp	43,474
19,792	Home Depot Inc	2,248,569

Shares		Fair Value

Consumer, Cyclical — (continued)
424	HSN Inc	$28,930
2,260	Ingram Micro Inc Class A(a)(b)	56,771
3,480	International Game Technology	60,587
425	International Speedway Corp Class A	13,859
2,593	Jarden Corp(b)	137,170
5,104	JC Penney Co Inc(a)(b)	42,925
3,846	JetBlue Airways Corp(a)(b)	74,035
9,980	Johnson Controls Inc	503,391
2,068	Kate Spade & Co(b)	69,051
1,482	KB Home(a)	23,149
3,119	Kohl’s Corp	244,062
3,738	L Brands Inc	352,456
2,074	Leggett & Platt Inc	95,591
2,737	Lennar Corp Class A	141,804
487	Life Time Fitness Inc(b)	34,558
4,493	LKQ Corp(b)	114,841
14,659	Lowe’s Cos Inc	1,090,483
5,259	Macy’s Inc	341,362
3,159	Marriott International Inc Class A	253,731
5,291	Mattel Inc	120,899
14,520	McDonald’s Corp	1,414,829
726	MDC Holdings Inc(a)	20,691
3,164	Michael Kors Holdings Ltd(b)	208,033
962	Mohawk Industries Inc(b)	178,691
745	MSC Industrial Direct Co Inc Class A	53,789
4,064	Newell Rubbermaid Inc	158,780
10,515	NIKE Inc Class B	1,054,970
2,109	Nordstrom Inc	169,395
62	NVR Inc(b)	82,377
1,542	O’Reilly Automotive Inc(b)	333,442
6,641	Office Depot Inc(b)	61,097
5,365	PACCAR Inc	338,746
383	Panera Bread Co Class A(a)(b)	61,278
946	Polaris Industries Inc	133,481
4,943	PulteGroup Inc	109,883
1,291	PVH Corp	137,569
889	Ralph Lauren Corp	116,903
3,096	Ross Stores Inc	326,195
2,544	Royal Caribbean Cruises Ltd	208,226
626	Scotts Miracle-Gro Co Class A	42,048
1,216	Signet Jewelers Ltd	168,769
10,245	Southwest Airlines Co	453,854
9,424	Staples Inc	153,470
11,269	Starbucks Corp	1,067,174
2,633	Starwood Hotels & Resorts Worldwide Inc	219,855
9,626	Target Corp	790,006
855	Tempur Sealy International Inc(b)	49,368
721	Thor Industries Inc	45,574
1,743	Tiffany & Co	153,401
10,249	TJX Cos Inc	717,942
2,479	Toll Brothers Inc(b)	97,524
2,010	Tractor Supply Co	170,971
853	Tupperware Brands Corp	58,874
2,463	Under Armour Inc Class A(b)	198,887
1,641	Urban Outfitters Inc(b)	74,912
5,114	VF Corp	385,135
906	Vista Outdoor Inc(b)	38,795

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
23,592	Wal-Mart Stores Inc	$1,940,442
12,995	Walgreens Boots Alliance Inc	1,100,417
405	Watsco Inc	50,908
3,538	Wendy’s Co	38,564
1,187	Whirlpool Corp	239,845
1,346	Williams-Sonoma Inc	107,290
970	World Fuel Services Corp	55,756
891	WW Grainger Inc(a)	210,107
1,797	Wyndham Worldwide Corp	162,575
1,183	Wynn Resorts Ltd	148,916
6,490	Yum! Brands Inc	510,893

		32,481,583

Consumer, Non-cyclical — 22.40%
725	Aaron’s Inc	20,525
22,444	Abbott Laboratories	1,039,831
23,781	AbbVie Inc	1,392,140
5,863	Actavis PLC(b)	1,744,946
2,578	ADT Corp(a)	107,039
5,310	Aetna Inc	565,674
1,114	Akorn Inc(b)	52,926
2,969	Alexion Pharmaceuticals Inc(b)	514,528
993	Align Technology Inc(b)	53,409
29,506	Altria Group Inc	1,475,890
3,168	AmerisourceBergen Corp	360,107
11,359	Amgen Inc	1,815,736
4,051	Anthem Inc	625,515
1,546	Apollo Education Group Inc Class A(b)	29,250
9,676	Archer-Daniels-Midland Co	458,642
7,223	Automatic Data Processing Inc	618,578
1,274	Avery Dennison Corp	67,407
7,171	Avon Products Inc	57,296
8,133	Baxter International Inc	557,110
3,139	Becton Dickinson & Co	450,729
287	Bio-Rad Laboratories Inc Class A(b)	38,797
524	Bio-Techne Corp	52,552
3,524	Biogen Idec Inc(b)	1,487,974
133	Boston Beer Co Inc Class A(b)	35,564
19,568	Boston Scientific Corp(b)	347,332
24,957	Bristol-Myers Squibb Co	1,609,726
2,368	Brown-Forman Corp Class B	213,949
2,745	Campbell Soup Co	127,780
5,032	Cardinal Health Inc	454,239
2,473	CDK Global Inc	115,637
12,020	Celgene Corp(b)	1,385,666
1,786	Centene Corp(b)	126,252
660	Charles River Laboratories International Inc(b)	52,331
1,984	Church & Dwight Co Inc	169,473
3,878	Cigna Corp	501,968
1,507	Cintas Corp	123,016
1,935	Clorox Co	213,605
58,907	Coca-Cola Co(c)	2,388,679
3,235	Coca-Cola Enterprises Inc	142,987
12,763	Colgate-Palmolive Co	884,986
1,699	Community Health Systems Inc(b)	88,824
6,401	ConAgra Foods Inc	233,829

Shares		Fair Value

Consumer, Non-cyclical — (continued)
2,474	Constellation Brands Inc Class A(b)	$287,504
719	Cooper Cos Inc	134,755
589	Corporate Executive Board Co	47,038
1,113	CR Bard Inc	186,261
2,519	DaVita HealthCare Partners Inc(b)	204,744
1,579	Dean Foods Co	26,101
775	Deluxe Corp	53,692
2,156	DENTSPLY International Inc	109,719
872	DeVry Education Group Inc	29,090
2,906	Dr Pepper Snapple Group Inc	228,063
1,580	Edwards Lifesciences Corp(b)	225,087
14,608	Eli Lilly & Co	1,061,271
2,651	Endo International PLC(b)	237,795
1,825	Equifax Inc	169,725
3,330	Estee Lauder Cos Inc Class A	276,923
10,941	Express Scripts Holding Co(b)	949,351
2,512	Flowers Foods Inc	57,123
575	FTI Consulting Inc(b)	21,540
1,345	Gartner Inc Class A(b)	112,778
9,054	General Mills Inc	512,456
22,398	Gilead Sciences Inc(b)	2,197,916
1,092	Global Payments Inc	100,115
63	Graham Holdings Co Class B	66,127
4,160	H&R Block Inc	133,411
1,456	Hain Celestial Group Inc(b)	93,257
710	Halyard Health Inc(b)	34,932
4,540	HCA Holdings Inc(b)	341,544
1,073	Health Net Inc(b)	64,906
1,260	Henry Schein Inc(b)	175,921
2,178	Hershey Co	219,782
844	Hill-Rom Holdings Inc	41,356
1,251	HMS Holdings Corp(b)	19,328
3,778	Hologic Inc(b)	124,768
2,008	Hormel Foods Corp	114,155
2,495	Hospira Inc(b)	219,161
2,256	Humana Inc	401,613
678	IDEXX Laboratories Inc(b)	104,737
1,051	Ingredion Inc	81,789
549	Intuitive Surgical Inc(b)	277,261
1,583	JM Smucker Co	183,201
41,855	Johnson & Johnson(c)	4,210,613
3,747	Kellogg Co	247,115
1,788	Keurig Green Mountain Inc	199,773
5,540	Kimberly-Clark Corp	593,389
8,751	Kraft Foods Group Inc	762,343
7,316	Kroger Co	560,845
1,497	Laboratory Corp of America Holdings(b)	188,757
269	Lancaster Colony Corp	25,601
616	LifePoint Hospitals Inc(b)	45,245
2,203	Live Nation Entertainment Inc(b)	55,582
5,446	Lorillard Inc	355,896
1,776	Mallinckrodt PLC(b)	224,930
1,149	ManpowerGroup Inc	98,986
14,618	MasterCard Inc Class A	1,262,849
1,981	McCormick & Co Inc	152,755
4,019	McGraw Hill Financial Inc	415,565
3,484	McKesson Corp	788,081

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
3,055	Mead Johnson Nutrition Co Class A	$307,119
1,580	MEDNAX Inc(b)	114,566
21,398	Medtronic PLC	1,668,830
42,604	Merck & Co Inc(c)	2,448,878
2,331	Molson Coors Brewing Co Class B	173,543
24,832	Mondelez International Inc Class A	896,187
2,135	Monster Beverage Corp(b)	295,473
2,732	Moody’s Corp	283,582
5,709	Mylan NV(b)	338,829
1,514	Omnicare Inc	116,669
1,112	Owens & Minor Inc	37,630
1,138	Patterson Cos Inc	55,523
22,358	PepsiCo Inc	2,137,872
2,144	Perrigo Co PLC	354,939
92,153	Pfizer Inc(c)	3,206,003
23,206	Philip Morris International Inc	1,748,108
581	Post Holdings Inc(a)(b)	27,214
40,568	Procter & Gamble Co(c)	3,324,142
3,493	Quanta Services Inc(b)	99,655
2,157	Quest Diagnostics Inc	165,765
1,119	Regeneron Pharmaceuticals Inc(b)	505,206
665	Rent-A-Center Inc	18,248
2,100	ResMed Inc(a)	150,738
4,552	Reynolds American Inc	313,678
2,123	Robert Half International Inc	128,484
1,427	Rollins Inc	35,277
3,198	RR Donnelley & Sons Co(a)	61,370
960	Salix Pharmaceuticals Ltd(b)	165,898
2,081	SEI Investments Co	91,751
3,185	Service Corp International	82,969
796	Sirona Dental Systems Inc(b)	71,632
967	Sotheby’s(a)	40,865
4,230	St Jude Medical Inc	276,642
819	STERIS Corp	57,551
4,471	Stryker Corp	412,450
2,992	SUPERVALU Inc(b)	34,797
8,697	Sysco Corp	328,138
621	Teleflex Inc	75,035
1,597	Tenet Healthcare Corp(b)	79,067
934	Thoratec Corp(b)	39,125
149	Tootsie Roll Industries Inc	5,066
2,529	Total System Services Inc	96,481
1,052	Towers Watson & Co Class A	139,059
638	TreeHouse Foods Inc(b)	54,243
4,424	Tyson Foods Inc Class A	169,439
795	United Natural Foods Inc(b)	61,247
1,431	United Rentals Inc(b)	130,450
708	United Therapeutics Corp(b)	122,084
14,327	UnitedHealth Group Inc	1,694,741
1,385	Universal Health Services Inc Class B	163,028
1,550	Varian Medical Systems Inc(b)	145,839
1,380	VCA Antech Inc(b)	75,652
3,560	Vertex Pharmaceuticals Inc(b)	419,973
713	WellCare Health Plans Inc(b)	65,211
7,846	Western Union Co	163,275
547	WEX Inc(b)	58,726

Shares		Fair Value

Consumer, Non-cyclical — (continued)
2,652	WhiteWave Foods Co Class A(b)	$117,590
5,354	Whole Foods Market Inc	278,836
2,589	Zimmer Holdings Inc	304,259
7,567	Zoetis Inc	350,276

		68,301,988

Diversified — 0.04%
4,934	Leucadia National Corp	109,979

Energy — 7.67%
7,597	Anadarko Petroleum Corp	629,108
5,569	Apache Corp	335,978
1,016	Atwood Oceanics Inc	28,560
6,468	Baker Hughes Inc	411,235
6,347	Cabot Oil & Gas Corp	187,427
4,748	California Resources Corp	36,132
3,016	Cameron International Corp(b)	136,082
8,049	Chesapeake Energy Corp(a)	113,974
28,256	Chevron Corp(c)	2,966,315
1,266	Cimarex Energy Co	145,704
18,359	ConocoPhillips	1,143,031
3,501	CONSOL Energy Inc	97,643
5,236	Denbury Resources Inc	38,170
5,820	Devon Energy Corp	351,004
1,038	Diamond Offshore Drilling Inc(a)	27,808
1,149	Dresser-Rand Group Inc(b)	92,322
592	Dril-Quip Inc(b)	40,487
1,130	Energen Corp	74,580
3,700	Ensco PLC Class A	77,959
8,239	EOG Resources Inc	755,434
2,256	EQT Corp	186,955
63,058	Exxon Mobil Corp(c)	5,359,930
1,078	First Solar Inc(b)	64,454
3,628	FMC Technologies Inc(b)	134,272
1,395	Gulfport Energy Corp(b)	64,045
12,583	Halliburton Co	552,142
1,664	Helix Energy Solutions Group Inc(a)(b)	24,893
1,702	Helmerich & Payne Inc	115,855
3,746	Hess Corp	254,241
3,148	HollyFrontier Corp	126,770
25,333	Kinder Morgan Inc	1,065,506
9,946	Marathon Oil Corp	259,690
4,143	Marathon Petroleum Corp	424,202
2,411	Murphy Oil Corp	112,353
624	Murphy USA Inc(b)	45,159
4,296	Nabors Industries Ltd	58,640
6,192	National Oilwell Varco Inc	309,538
2,043	Newfield Exploration Co(b)	71,689
3,890	Noble Corp PLC(a)	55,549
5,780	Noble Energy Inc	282,642
1,714	NOW Inc(a)(b)	37,091
11,681	Occidental Petroleum Corp	852,713
1,608	Oceaneering International Inc	86,719
818	Oil States International Inc(b)	32,532
3,095	ONEOK Inc	149,303
2,327	Patterson-UTI Energy Inc(a)	43,689
4,147	Peabody Energy Corp(a)(b)	20,403

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Energy — (continued)
8,188	Phillips 66	$643,577
2,268	Pioneer Natural Resources Co	370,841
2,661	QEP Resources Inc	55,482
2,632	Range Resources Corp	136,969
886	Rosetta Resources Inc(b)	15,080
1,950	Rowan Cos PLC Class A	34,535
19,210	Schlumberger Ltd	1,602,882
1,023	SM Energy Co	52,869
5,455	Southwestern Energy Co (a)(b)	126,502
10,163	Spectra Energy Corp	367,596
3,757	SunEdison Inc(a)(b)	90,168
2,407	Superior Energy Services Inc	53,772
1,867	Tesoro Corp	170,438
5,033	Transocean Ltd(a)	73,834
643	Unit Corp(b)	17,991
7,890	Valero Energy Corp	501,962
1,142	Western Refining Inc	56,403
10,213	Williams Cos Inc	516,676
3,040	WPX Energy Inc(b)	33,227

		23,400,732

Financial — 16.84%
5,000	Ace Ltd(b)	557,450
842	Affiliated Managers Group Inc(b)	180,845
6,620	Aflac Inc	423,746
588	Alexander & Baldwin Inc	25,390
1,098	Alexandria Real Estate Equities Inc REIT	107,648
232	Alleghany Corp(b)	112,984
6,283	Allstate Corp	447,161
1,538	American Campus Communities Inc REIT	65,934
13,271	American Express Co	1,036,731
1,089	American Financial Group Inc	69,859
20,652	American International Group Inc	1,131,523
6,285	American Tower Corp REIT	591,733
2,793	Ameriprise Financial Inc	365,436
4,227	Aon PLC	406,299
2,199	Apartment Investment & Management Co REIT Class A	86,553
2,470	Arthur J Gallagher & Co	115,472
950	Aspen Insurance Holdings Ltd	44,869
2,340	Associated Banc-Corp	43,524
982	Assurant Inc	60,305
2,010	AvalonBay Communities Inc REIT	350,242
1,535	BancorpSouth Inc	35,643
158,003	Bank of America Corp(c)	2,431,666
614	Bank of Hawaii Corp	37,583
16,739	Bank of New York Mellon Corp	673,577
10,666	BB&T Corp	415,867
27,399	Berkshire Hathaway Inc Class B(b)(c)	3,954,224
2,811	BioMed Realty Trust Inc REIT	63,697
1,926	BlackRock Inc Class A	704,608
2,339	Boston Properties Inc REIT	328,583
1,676	Brown & Brown Inc	55,492
1,325	Camden Property Trust REIT	103,522
8,360	Capital One Financial Corp	658,935
1,089	Cathay General Bancorp	30,982

Shares		Fair Value

Financial — (continued)
1,199	CBOE Holdings Inc	$68,829
4,305	CBRE Group Inc Class A(b)	166,647
17,395	Charles Schwab Corp	529,504
3,483	Chubb Corp	352,131
2,308	Cincinnati Financial Corp	122,970
45,567	Citigroup Inc	2,347,612
707	City National Corp	62,980
4,691	CME Group Inc	444,285
2,588	Comerica Inc	116,796
1,233	Commerce Bancshares Inc	52,181
1,207	CoreLogic Inc(b)	42,571
1,425	Corporate Office Properties Trust REIT	41,867
1,775	Corrections Corp of America REIT	71,461
4,946	Crown Castle International Corp REIT	408,243
851	Cullen/Frost Bankers Inc	58,787
6,719	Discover Financial Services	378,616
5,025	Duke Realty Corp REIT	109,394
4,496	E*TRADE Financial Corp(b)	128,383
2,146	East West Bancorp Inc	86,827
1,857	Eaton Vance Corp	77,325
1,040	Equity One Inc REIT	27,758
5,510	Equity Residential REIT	429,009
957	Essex Property Trust Inc REIT	220,014
693	Everest Re Group Ltd	120,582
1,621	Extra Space Storage Inc REIT	109,531
1,002	Federal Realty Investment Trust REIT	147,504
1,577	Federated Investors Inc Class B	53,445
12,246	Fifth Third Bancorp	230,837
1,654	First American Financial Corp	59,015
3,133	First Horizon National Corp	44,771
5,644	First Niagara Financial Group Inc	49,893
2,513	FirstMerit Corp	47,898
5,870	Franklin Resources Inc	301,248
2,267	Fulton Financial Corp	27,975
9,358	General Growth Properties Inc REIT	276,529
7,656	Genworth Financial Inc Class A(b)	55,965
6,040	Goldman Sachs Group Inc	1,135,339
1,245	Hancock Holding Co	37,176
646	Hanover Insurance Group Inc	46,887
6,422	Hartford Financial Services Group Inc	268,568
1,511	HCC Insurance Holdings Inc	85,628
7,006	HCP Inc REIT	302,729
5,232	Health Care Inc REIT	404,748
1,268	Highwoods Properties Inc REIT	58,049
838	Home Properties Inc REIT	58,065
2,425	Hospitality Properties Trust REIT	80,001
11,552	Host Hotels & Resorts Inc REIT	233,119
7,616	Hudson City Bancorp Inc	79,816
12,368	Huntington Bancshares Inc	136,666
1,717	Intercontinental Exchange Inc	400,525
996	International Bancshares Corp	25,926
6,477	Invesco Ltd	257,072
2,851	Iron Mountain Inc REIT	104,004
2,045	Janus Capital Group Inc	35,154
643	Jones Lang LaSalle Inc	109,567

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
55,876	JPMorgan Chase & Co(c)	$3,384,968
766	Kemper Corp	29,843
13,075	KeyCorp	185,142
1,246	Kilroy Realty Corp REIT	94,908
6,239	Kimco Realty Corp REIT	167,517
1,164	Lamar Advertising Co REIT Class A	68,990
1,657	LaSalle Hotel Properties REIT	64,391
1,471	Legg Mason Inc	81,199
2,249	Liberty Property Trust REIT(a)	80,289
3,851	Lincoln National Corp	221,278
4,641	Loews Corp	189,492
2,033	M&T Bank Corp	258,191
2,137	Macerich Co REIT	180,213
1,461	Mack-Cali Realty Corp REIT	28,168
8,151	Marsh & McLennan Cos Inc	457,190
627	Mercury General Corp	36,209
16,823	MetLife Inc	850,403
1,190	Mid-America Apartment Communities Inc REIT	91,951
23,131	Morgan Stanley	825,545
1,734	NASDAQ OMX Group Inc	88,330
1,823	National Retail Properties Inc REIT	74,688
6,350	Navient Corp	129,095
6,479	New York Community Bancorp Inc(a)	108,394
3,307	Northern Trust Corp	230,333
3,636	Old Republic International Corp	54,322
1,814	Omega Healthcare Investors Inc REIT(a)	73,594
1,562	PacWest Bancorp	73,242
4,281	People’s United Financial Inc	65,071
2,666	Plum Creek Timber Co Inc REIT	115,838
7,915	PNC Financial Services Group Inc	737,995
704	Potlatch Corp REIT	28,188
701	Primerica Inc	35,681
4,002	Principal Financial Group Inc	205,583
8,027	Progressive Corp	218,334
7,557	Prologis Inc REIT	329,183
974	Prosperity Bancshares Inc	51,116
6,907	Prudential Financial Inc	554,701
2,197	Public Storage REIT	433,117
1,807	Raymond James Financial Inc	102,601
2,019	Rayonier Inc REIT	54,432
3,333	Realty Income Corp REIT(a)	171,983
1,409	Regency Centers Corp REIT	95,868
20,333	Regions Financial Corp	192,147
1,021	Reinsurance Group of America Inc	95,147
642	RenaissanceRe Holdings Ltd	64,027
3,092	Senior Housing Properties Trust REIT	68,611
732	Signature Bank(b)	94,853
4,631	Simon Property Group Inc REIT	906,009
1,424	SL Green Realty Corp REIT	182,813
5,836	SLM Corp	54,158
596	StanCorp Financial Group Inc	40,886
6,262	State Street Corp	460,445
999	Stifel Financial Corp(b)	55,694

Shares		Fair Value

Financial — (continued)
7,901	SunTrust Banks Inc	$324,652
781	SVB Financial Group(b)	99,218
1,929	Synovus Financial Corp	54,031
3,917	T Rowe Price Group Inc	317,199
1,486	Tanger Factory Outlet Centers Inc REIT	52,263
942	Taubman Centers Inc REIT	72,656
2,477	TCF Financial Corp	38,938
2,025	Torchmark Corp	111,213
4,843	Travelers Cos Inc Class A	523,674
915	Trustmark Corp	22,216
3,824	UDR Inc REIT	130,131
2,795	Umpqua Holdings Corp	48,018
3,771	Unum Group	127,196
1,331	Urban Edge Properties REIT	31,545
26,685	US Bancorp	1,165,334
2,864	Valley National Bancorp	27,036
4,843	Ventas Inc REIT	353,636
29,176	Visa Inc Class A	1,908,402
2,663	Vornado Realty Trust REIT	298,256
1,399	Waddell & Reed Financial Inc Class A	69,306
1,323	Washington Federal Inc	28,848
1,148	Webster Financial Corp	42,533
1,582	Weingarten Realty Investors REIT	56,920
70,577	Wells Fargo & Co(c)	3,839,389
7,975	Weyerhaeuser Co REIT	264,371
2,520	WP GLIMCHER Inc REIT	41,908
1,513	WR Berkley Corp	76,422
3,933	XL Group PLC	144,734
2,955	Zions Bancorporation	79,785

		51,338,701

Industrial — 10.95%
9,566	3M Co	1,577,912
668	Acuity Brands Inc	112,331
2,329	AECOM Technology Corp(b)	71,780
1,326	AGCO Corp	63,171
5,149	Agilent Technologies Inc	213,941
1,356	Allegion PLC	82,947
3,656	AMETEK Inc	192,086
4,691	Amphenol Corp Class A	276,441
1,131	AO Smith Corp	74,261
988	AptarGroup Inc	62,758
1,470	Arrow Electronics Inc(b)	89,891
2,160	Avnet Inc	96,120
1,560	B/E Aerospace Inc	99,247
2,013	Ball Corp	142,198
694	Belden Inc	64,931
1,391	Bemis Co Inc	64,417
9,893	Boeing Co	1,484,741
981	Carlisle Cos Inc	90,870
9,013	Caterpillar Inc	721,310
2,150	CH Robinson Worldwide Inc	157,423
696	CLARCOR Inc	45,978
770	Clean Harbors Inc(b)	43,721
1,133	Cognex Corp (b)	56,185
974	Con-way Inc	42,983
19,295	Corning Inc	437,611

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
761	Crane Co	$47,494
14,994	CSX Corp	496,601
2,553	Cummins Inc	353,948
9,174	Danaher Corp	778,873
5,118	Deere & Co	448,797
1,941	Donaldson Co Inc(a)	73,195
2,570	Dover Corp	177,638
750	Eagle Materials Inc	62,670
7,041	Eaton Corp PLC	478,366
10,315	Emerson Electric Co	584,035
926	Energizer Holdings Inc	127,834
449	Esterline Technologies Corp(b)	51,375
3,139	Exelis Inc	76,497
2,873	Expeditors International of Washington Inc	138,421
3,961	FedEx Corp	655,347
563	FEI Co	42,979
2,174	FLIR Systems Inc	68,003
2,028	Flowserve Corp	114,562
2,397	Fluor Corp	137,013
2,473	Fortune Brands Home & Security Inc	117,418
1,725	Garmin Ltd(a)	81,972
671	GATX Corp	38,905
4,733	General Dynamics Corp	642,410
151,203	General Electric Co(c)	3,751,346
812	Genesee & Wyoming Inc Class A(b)	78,309
4,144	Gentex Corp	75,835
909	Graco Inc	65,593
518	Granite Construction Inc	18,203
480	Greif Inc Class A	18,850
1,406	Harsco Corp	24,268
11,675	Honeywell International Inc	1,217,819
877	Hubbell Inc Class B	96,137
744	Huntington Ingalls Industries Inc Class A	104,272
1,227	IDEX Corp	93,043
5,261	Illinois Tool Works Inc	511,054
4,050	Ingersoll-Rand PLC Class A(b)	275,724
686	Itron Inc(b)	25,046
1,518	ITT Corp	60,583
2,701	Jabil Circuit Inc	63,149
2,048	Jacobs Engineering Group Inc(b)	92,488
1,349	JB Hunt Transport Services Inc	115,198
1,550	Joy Global Inc	60,729
1,644	Kansas City Southern	167,820
2,215	KBR Inc	32,073
1,354	Kennametal Inc	45,616
2,574	Keysight Technologies Inc(b)	95,624
883	Kirby Corp(b)	66,269
780	KLX Inc(b)	30,061
1,450	Knowles Corp(a)(b)	27,942
1,253	L-3 Communications Holdings Inc	157,615
627	Landstar System Inc(a)	41,570
674	Lennox International Inc	75,279
1,189	Lincoln Electric Holdings Inc	77,749
3,998	Lockheed Martin Corp	811,434
1,824	Louisiana-Pacific Corp(b)	30,114
968	Martin Marietta Materials Inc	135,326

Shares		Fair Value

Industrial — (continued)
5,305	Masco Corp	$141,644
2,403	MeadWestvaco Corp	119,838
413	Mettler-Toledo International Inc(b)	135,732
407	MSA Safety Inc	20,301
1,550	National Instruments Corp	49,662
863	Nordson Corp	67,607
4,698	Norfolk Southern Corp	483,518
2,996	Northrop Grumman Corp	482,236
1,055	Old Dominion Freight Line Inc(b)	81,552
862	Orbital ATK Inc	66,055
1,060	Oshkosh Corp	51,717
2,552	Owens-Illinois Inc(b)	59,513
1,470	Packaging Corp of America	114,939
1,584	Pall Corp	159,018
2,191	Parker Hannifin Corp	260,247
2,759	Pentair PLC	173,514
1,741	PerkinElmer Inc	89,035
2,113	Precision Castparts Corp	443,730
4,658	Raytheon Co	508,887
667	Regal-Beloit Corp	53,307
3,940	Republic Services Inc	159,806
2,130	Rock-Tenn Co Class A	137,385
2,060	Rockwell Automation Inc	238,939
1,977	Rockwell Collins Inc	190,879
1,520	Roper Industries Inc	261,440
756	Ryder System Inc	71,737
3,153	Sealed Air Corp	143,651
652	Silgan Holdings Inc	37,901
832	Snap-on Inc	122,354
1,541	Sonoco Products Co	70,054
554	SPX Corp	47,035
2,329	Stanley Black & Decker Inc	222,093
1,262	Stericycle Inc(b)	177,223
6,000	TE Connectivity Ltd	429,720
602	Tech Data Corp(b)	34,778
547	Teledyne Technologies Inc(b)	58,381
1,672	Terex Corp	44,459
4,254	Textron Inc	188,580
5,954	Thermo Fisher Scientific Inc	799,860
667	Tidewater Inc(a)	12,766
1,260	Timken Co	53,096
630	Timken Steel Corp	16,676
4,029	Trimble Navigation Ltd(b)	101,531
2,518	Trinity Industries Inc	89,414
756	Triumph Group Inc	45,148
6,206	Tyco International PLC	267,230
13,271	Union Pacific Corp	1,437,382
10,395	United Parcel Service Inc Class B	1,007,691
12,431	United Technologies Corp	1,456,913
422	Valmont Industries Inc(a)	51,855
2,302	Vishay Intertechnology Inc	31,814
1,946	Vulcan Materials Co	164,048
1,440	Wabtec Corp	136,814
1,901	Waste Connections Inc	91,514
6,455	Waste Management Inc	350,055
1,210	Waters Corp(b)	150,427
869	Werner Enterprises Inc	27,295
1,008	Woodward Inc	51,418
2,665	Xylem Inc	93,328

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
765	Zebra Technologies Corp Class A(b)	$69,397

		33,405,884

Technology — 12.86%
1,655	3D Systems Corp(a)(b)	45,380
9,448	Accenture PLC Class A	885,183
2,061	ACI Worldwide Inc(b)	44,641
1,348	Acxiom Corp(b)	24,925
7,034	Adobe Systems Inc(b)	520,094
10,719	Advanced Micro Devices Inc(a)(b)	28,727
467	Advent Software Inc	20,599
2,770	Akamai Technologies Inc(b)	196,795
2,381	Allscripts Healthcare Solutions Inc(b)	28,477
4,706	Altera Corp	201,934
4,583	Analog Devices Inc	288,729
1,348	ANSYS Inc(b)	118,880
87,550	Apple Inc(c)	10,893,846
18,452	Applied Materials Inc	416,277
6,736	Atmel Corp	55,437
3,378	Autodesk Inc(b)	198,086
3,759	Avago Technologies Ltd	477,318
8,017	Broadcom Corp Class A	347,096
1,851	Broadridge Financial Solutions Inc ADR	101,824
4,802	CA Inc	156,593
4,516	Cadence Design Systems Inc(a)(b)	83,275
4,625	Cerner Corp(b)	338,827
2,339	Citrix Systems Inc(b)	149,392
9,040	Cognizant Technology Solutions Corp Class A(b)	564,006
678	CommVault Systems Inc(b)	29,629
2,055	Computer Sciences Corp	134,150
1,512	Convergys Corp	34,579
1,905	Cree Inc(a)(b)	67,608
4,695	Cypress Semiconductor Corp	66,246
1,134	Diebold Inc	40,212
474	DST Systems Inc	52,477
545	Dun & Bradstreet Corp	69,956
4,737	Electronic Arts Inc(b)	278,607
29,935	EMC Corp	765,139
404	Fair Isaac Corp	35,843
1,412	Fairchild Semiconductor International Inc(b)	25,670
4,270	Fidelity National Information Services Inc	290,616
3,606	Fiserv Inc(b)	286,316
27,360	Hewlett-Packard Co	852,538
1,636	Informatica Corp(b)	71,747
1,976	Integrated Device Technology Inc(b)	39,560
71,225	Intel Corp	2,227,206
13,749	International Business Machines Corp	2,206,714
1,672	Intersil Corp Class A	23,943
4,173	Intuit Inc	404,614
538	IPG Photonics Corp(a)(b)	49,873
1,159	Jack Henry & Associates Inc	81,003

Shares		Fair Value

Technology — (continued)
2,552	KLA-Tencor Corp	$148,756
2,408	Lam Research Corp	169,126
965	Leidos Holdings Inc	40,491
857	Lexmark International Inc Class A	36,285
3,481	Linear Technology Corp	162,911
986	MAXIMUS Inc	65,825
1,343	Mentor Graphics Corp	32,272
3,142	Microchip Technology Inc(a)	153,644
16,073	Micron Technology Inc(b)	436,060
123,282	Microsoft Corp(c)	5,012,030
1,576	MSCI Inc Class A	96,625
2,705	NCR Corp(a)(b)	79,825
4,612	NetApp Inc	163,542
8,033	NVIDIA Corp	168,091
48,322	Oracle Corp	2,085,094
4,922	Paychex Inc	244,205
2,812	Pitney Bowes Inc	65,576
1,706	PTC Inc(b)	61,706
24,827	QUALCOMM Inc	1,721,504
1,854	Rackspace Hosting Inc(b)	95,648
2,777	Red Hat Inc(b)	210,358
2,266	Riverbed Technology Inc(b)	47,382
1,495	Rovi Corp(b)	27,224
9,072	Salesforce.com Inc(b)	606,100
3,219	SanDisk Corp	204,793
713	Science Applications International Corp	36,613
4,995	Seagate Technology PLC	259,890
901	Semtech Corp(b)	24,007
576	Silicon Laboratories Inc(b)	29,244
2,818	Skyworks Solutions Inc	276,981
862	SolarWinds Inc(b)	44,169
1,132	Solera Holdings Inc	58,479
2,478	Synopsys Inc(b)	114,781
2,350	Teradata Corp(b)	103,729
2,873	Teradyne Inc	54,156
15,905	Texas Instruments Inc	909,527
502	Tyler Technologies Inc(b)	60,506
445	Ultimate Software Group Inc(b)	75,630
1,714	VeriFone Systems Inc(b)	59,801
3,228	Western Digital Corp	293,780
15,915	Xerox Corp	204,508
4,005	Xilinx Inc	169,411

		39,230,872

Utilities — 3.09%
9,506	AES Corp	122,152
1,846	AGL Resources Inc	91,654
1,601	Alliant Energy Corp	100,863
3,543	Ameren Corp	149,515
7,406	American Electric Power Co Inc	416,587
2,785	Aqua America Inc	73,385
1,451	Atmos Energy Corp	80,240
660	Black Hills Corp	33,290
6,255	CenterPoint Energy Inc	127,665
854	Cleco Corp	46,560
3,990	CMS Energy Corp	139,291
4,468	Consolidated Edison Inc	272,548

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Utilities — (continued)
8,754	Dominion Resources Inc	$620,396
2,691	DTE Energy Co	217,137
10,540	Duke Energy Corp	809,261
4,816	Edison International	300,856
2,683	Entergy Corp	207,906
4,668	Eversource Energy	235,827
13,033	Exelon Corp(a)	438,039
6,387	FirstEnergy Corp	223,928
2,302	Great Plains Energy Inc	61,417
1,536	Hawaiian Electric Industries Inc(a)	49,336
691	IDACORP Inc	43,443
1,244	Integrys Energy Group Inc	89,593
3,098	MDU Resources Group Inc	66,111
1,179	National Fuel Gas Co(a)	71,129
6,650	NextEra Energy Inc	691,932
4,698	NiSource Inc	207,464
5,146	NRG Energy Inc	129,628
3,080	OGE Energy Corp	97,359
884	ONE Gas Inc	38,215
3,858	Pepco Holdings Inc	103,510
7,114	PG&E Corp	377,540
1,614	Pinnacle West Capital Corp	102,892
1,378	PNM Resources Inc	40,238
10,059	PPL Corp	338,586
7,481	Public Service Enterprise Group Inc	313,604
2,800	Questar Corp	66,808
2,069	SCANA Corp	113,774
3,494	Sempra Energy	380,916
13,389	Southern Co	592,865
3,107	TECO Energy Inc	60,276
2,473	UGI Corp	80,595
1,172	Vectren Corp	51,732
2,035	Westar Energy Inc	78,877
643	WGL Holdings Inc	36,265
3,326	Wisconsin Energy Corp	164,637
7,460	Xcel Energy Inc	259,683

		9,415,525

TOTAL COMMON STOCK — 98.34% (Cost $162,933,107)		$299,871,115

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.42%
4,322,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	4,322,000

U.S. Treasury Bonds and Notes — 0.07%
	U.S. Treasury Bills(d)	59,991
60,000	0.09%, 06/04/2015

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$155,000	0.10%, 09/17/2015(d)	$154,931

		214,922

Repurchase Agreements — 1.30%
198,056	Undivided interest of 1.25% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $198,056 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(e)	198,056
940,817	Undivided interest of 1.25% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $940,817 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(e)	940,817
940,818	Undivided interest of 1.25% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $940,818 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(e)	940,818
940,818	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $940,818 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692. (e)	940,818

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
940,818	Undivided interest of 2.36% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $940,818 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 - 12/1/44, with a value of $40,344,797.(e)	940,818

		3,961,327

TOTAL SHORT TERM INVESTMENTS — 2.79% (Cost $8,498,249)		$8,498,249

TOTAL INVESTMENTS — 101.13% (Cost $171,431,356)		$308,369,364

OTHER ASSETS & LIABILITIES, NET — (1.13)%		$(3,436,401)

TOTAL NET ASSETS — 100.00%		$304,932,963

(a)	All or a portion of the security is on loan at March 31, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	45	USD	$4,636,800	June 2015	$27,601

S&P Mid 400® Emini Long Futures	2	USD	303,960	June 2015	9,425

				Net Appreciation	$37,026

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	299,871,115	$	—	$	—	$	299,871,115
Short Term Investments		—		8,498,249		—		8,498,249

Total investments, at fair value		299,871,115		8,498,249		0		308,369,364
Other Financial Investments:
Futures Contracts		37,026		—		—		37,026

Total Assets	$	299,908,141	$	8,498,249	$	0	$	308,406,390

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	180,517,676

Gross unrealized appreciation on investments		147,189,051
Gross unrealized depreciation on investments		(19,337,363)

Net unrealized appreciation on investments	$	127,851,688

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

March 31, 2015

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 37 futures contracts for the reporting period.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $3,871,768 and received collateral of $3,961,327 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)			Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
		Brazil Letras do Tesouro Nacional(b)
1,700	(c)	BRL, 0.00%, 01/01/2016	$484,116
3,350	(c)	BRL, 0.00%, 07/01/2016	895,733
3,280	(c)	BRL, 0.00%, 01/01/2017	823,970
1,870	(c)	BRL, 0.00%, 01/01/2018	416,254
		Brazil Notas do Tesouro Nacional Series B
2,840	(c)	BRL, 6.00%, 05/15/2015	2,376,706
898	(c)	BRL, 6.00%, 08/15/2016	733,470
4,600	(c)	BRL, 6.00%, 08/15/2018	3,737,880
660	(c)	BRL, 6.00%, 05/15/2019	543,230
90	(c)	BRL, 6.00%, 08/15/2020	72,660
1,300	(c)	BRL, 6.00%, 08/15/2022	1,045,663
1,755	(c)	BRL, 6.00%, 05/15/2023	1,427,916
250	(c)	BRL, 6.00%, 08/15/2024	199,668
1,000	(c)	BRL, 6.00%, 05/15/2045	788,238
		Brazil Notas do Tesouro Nacional Series F
1,400	(c)	BRL, 10.00%, 01/01/2017	427,535
2,120	(c)	BRL, 10.00%, 01/01/2019	622,717
650	(c)	BRL, 10.00%, 01/01/2021	185,124
2,880	(c)	BRL, 10.00%, 01/01/2023	799,942
		Financing of Infrastrucural Projects State Enterprise(d)
100,000		8.38%, 11/03/2017	37,704
200,000		7.40%, 04/20/2018	76,500
		Hungary Government Bond
39,000,000		HUF, 5.50%, 02/12/2016	144,022
1,466,080,000		HUF, 5.50%, 12/22/2016	5,578,826
51,880,000		HUF, 6.75%, 02/24/2017	202,816
443,280,000		HUF, 6.75%, 11/24/2017	1,787,299
181,800,000		HUF, 4.00%, 04/25/2018	684,323
361,750,000		HUF, 5.50%, 12/20/2018	1,440,902
141,880,000		HUF, 6.50%, 06/24/2019	589,167
26,690,000		HUF, 7.50%, 11/12/2020	118,773
60,440,000		HUF, 7.00%, 06/24/2022	269,148
53,650,000		HUF, 6.00%, 11/24/2023	231,463
39,480,000		HUF, 5.50%, 06/24/2025	167,306
		Hungary Government International Bond
40,000		EUR, 4.38%, 07/04/2017	46,236
1,370,000		4.13%, 02/19/2018	1,432,198
910,000		EUR, 5.75%, 06/11/2018	1,120,235
1,195,000		6.25%, 01/29/2020	1,359,943
1,100,000		EUR, 3.88%, 02/24/2020	1,331,918
1,310,000		6.38%, 03/29/2021	1,518,814
2,540,000		5.38%, 02/21/2023	2,838,450
710,000		Iceland Government International Bond(d)
		5.88%, 05/11/2022	819,946
		Indonesia Treasury Bond
23,750,000,000		IDR, 10.75%, 05/15/2016	1,887,289
5,638,000,000		IDR, 7.88%, 04/15/2019	441,123
10,000,000,000		IDR, 11.50%, 09/15/2019	886,044
25,793,000,000		IDR, 11.00%, 11/15/2020	2,303,128
1,245,000,000		IDR, 8.25%, 07/15/2021	99,343
3,510,000,000		IDR, 12.90%, 06/15/2022	350,195
24,930,000,000		IDR, 8.38%, 03/15/2024	2,023,958
2,400,000,000		IDR, 12.00%, 09/15/2026	246,533

Principal Amount(a)			Fair Value

Foreign Government Bonds and Notes — (continued)
18,670,000,000		IDR, 8.38%, 03/15/2034	$1,515,022
42,000,000		Inter-American Development Bank
		MXP, 7.50%, 12/05/2024	3,227,889
2,803,130		Ireland Government Bond
		EUR, 5.40%, 03/13/2025	4,349,611
		Korea Monetary Stabilization Bond
2,763,620,000		KRW, 2.47%, 04/02/2015	2,490,983
3,358,900,000		KRW, 2.76%, 06/02/2015	3,032,603
506,600,000		KRW, 2.66%, 06/09/2015	457,394
5,667,770,000		KRW, 2.80%, 08/02/2015	5,126,866
208,000,000		KRW, 2.81%, 10/02/2015	188,483
216,700,000		KRW, 2.13%, 10/08/2015	195,724
8,106,900,000		KRW, 2.90%, 12/02/2015	7,363,900
290,870,000		KRW, 2.78%, 02/02/2016	264,484
4,328,400,000		KRW, 2.80%, 04/02/2016	3,942,890
2,398,000,000		KRW, 2.79%, 06/02/2016	2,188,191
3,451,600,000		KRW, 2.46%, 08/02/2016	3,141,214
2,398,900,000		KRW, 2.22%, 10/02/2016	2,177,773
650,700,000		KRW, 2.07%, 12/02/2016	589,736
237,300,000		KRW, 1.96%, 02/02/2017	214,759
		Korea Treasury Bond
928,500,000		KRW, 3.25%, 06/10/2015	839,263
348,000,000		KRW, 4.00%, 09/10/2015	316,767
9,585,290,000		KRW, 2.75%, 12/10/2015	8,701,896
133,800,000		KRW, 4.00%, 03/10/2016	123,159
2,775,700,000		KRW, 2.75%, 06/10/2016	2,532,207
2,804,700,000		KRW, 3.00%, 12/10/2016	2,580,975
		Lithuania Government International Bond
810,000		7.38%, 02/11/2020	993,124
730,000		6.13%, 03/09/2021(d)	871,730
		Malaysia Government Bond
19,350,000		MYR, 3.84%, 08/12/2015	5,240,389
17,876,000		MYR, 4.72%, 09/30/2015	4,867,253
27,750,000		MYR, 3.20%, 10/15/2015	7,499,873
5,020,000		MYR, 3.17%, 07/15/2016	1,354,059
		Mexican Bonos
1,201,890	(e)	MXP, 6.00%, 06/18/2015	7,926,052
1,653,630	(e)	MXP, 8.00%, 12/17/2015	11,195,867
1,447,730	(e)	MXP, 6.25%, 06/16/2016	9,767,505
107,580	(e)	MXP, 7.25%, 12/15/2016	744,138
		Mexican Udibonos
10,450	(f)	MXP, 5.00%, 06/16/2016	380,306
10,480	(f)	MXP, 3.50%, 12/14/2017	383,191
7,210	(f)	MXP, 4.00%, 06/13/2019	268,126
5,670	(f)	MXP, 2.50%, 12/10/2020	197,422
9,220,000		Peru Government Bond
		PEN, 7.84%, 08/12/2020	3,394,479
		Philippines Government Bond
68,200,000		PHP, 7.00%, 01/27/2016	1,578,201
54,710,000		PHP, 1.63%, 04/25/2016	1,213,382
1,710,000		PHP, 9.13%, 09/04/2016	41,600
		Poland Government Bond
3,319,000		PLN, 5.50%, 04/25/2015	877,943
3,448,000		PLN, 0.00%, 07/25/2015(b)	905,697
2,573,000		PLN, 6.25%, 10/24/2015	696,771
16,247,000		PLN, 0.00%, 01/25/2016(b)	4,234,210
15,460,000		PLN, 5.00%, 04/25/2016	4,226,155
20,040,000		PLN, 4.75%, 10/25/2016	5,544,779
4,072,000		PLN, 2.01%, 01/25/2017(g)	1,076,267

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
440,000	PLN, 4.75%, 04/25/2017	$123,449
4,130,000	PLN, 2.01%, 01/25/2021(g)	1,085,712
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	3,058,250
	Portugal Government International Bond
76,100	EUR, 5.65%, 02/15/2024	109,680
3,330,000	5.13%, 10/15/2024(d)	3,683,912
	Portugal Obrigacoes do Tesouro OT(d)
30,400	EUR, 4.95%, 10/25/2023	41,819
5,880,000	EUR, 3.88%, 02/15/2030	7,764,341
	Republic of Serbia(d)
410,000	5.25%, 11/21/2017	425,109
810,000	4.88%, 02/25/2020	831,182
4,190,000	7.25%, 09/28/2021	4,828,556
2,112,500	Russian Foreign Eurobond(h)
	7.50%, 03/31/2030	2,423,883
30,000	Singapore Government Bond SGD, 1.13%, 04/01/2016	21,860
	Slovenia Government International Bond(d)
1,370,000	5.50%, 10/26/2022	1,578,980
1,210,000	5.85%, 05/10/2023	1,430,825
	Ukraine Government International Bond(d)
100,000	EUR, 4.95%, 10/13/2015	46,842
860,000	6.25%, 06/17/2016	343,186
855,000	6.58%, 11/21/2016	339,110
5,860,000	9.25%, 07/24/2017	2,321,146
1,480,000	7.75%, 09/23/2020	582,972
3,280,000	7.95%, 02/23/2021	1,283,005
2,740,000	7.80%, 11/28/2022	1,073,970
6,100,000	7.50%, 04/17/2023	2,532,720

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 57.32% (Cost $231,133,535)		$212,585,241

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 14.32%
	Bank Negara Malaysia Monetary Notes
630,000	MYR, 2.72%, 04/07/2015	170,021
2,160,000	MYR, 2.98%, 04/16/2015	582,471
5,010,000	MYR, 3.04%, 04/23/2015	1,350,187
900,000	MYR, 3.07%, 04/28/2015	242,443
380,000	MYR, 3.07%, 06/18/2015	101,927
1,975,000	MYR, 3.10%, 05/05/2015	531,699
8,705,000	MYR, 3.12%, 05/19/2015	2,340,673
5,690,000	MYR, 3.13%, 05/28/2015	1,528,770
990,000	MYR, 3.14%, 06/03/2015	265,850
2,520,000	MYR, 3.14%, 06/04/2015	676,651
1,630,000	MYR, 3.15%, 06/16/2015	437,215
3,610,000	MYR, 3.16%, 06/30/2015	967,123
3,400,000	MYR, 3.18%, 07/16/2015	909,584
7,060,000	MYR, 3.19%, 08/11/2015	1,884,388
750,000	MYR, 3.20%, 08/04/2015	200,301
3,860,000	MYR, 3.20%, 08/18/2015	1,029,631

Principal Amount(a)			Fair Value

Foreign Government Bonds and Notes — (continued)
2,310,000		MYR, 3.21%, 09/08/2015	$615,022
930,000		MYR, 3.22%, 09/22/2015	247,295
420,000		MYR, 3.22%, 11/12/2015	111,185
3,550,000		MYR, 3.23%, 10/01/2015	943,211
470,000		MYR, 3.23%, 11/24/2015	124,283
17,870,000		MYR, 3.24%, 10/27/2015	4,736,788
870,000		MYR, 3.24%, 11/03/2015	230,463
		Indonesia Treasury Bill
183,000,000		IDR, 4.93%, 05/04/2015	13,932
5,820,000,000		IDR, 6.03%, 01/07/2016	425,121
3,584,000,000		IDR, 6.06%, 02/04/2016	260,529
		Korea Monetary Stabilization Bond
164,220,000		KRW, 1.55%, 05/05/2015	147,799
208,000,000		KRW, 1.65%, 07/21/2015	186,534
109,480,000		KRW, 1.66%, 08/04/2015	98,118
66,800,000		KRW, 1.73%, 03/09/2016	60,320
		Malaysia Treasury Bills
210,000		MYR, 0.15%, 09/25/2015	56,662
180,000		MYR, 0.30%, 06/26/2015	48,568
3,200,000		MYR, 3.12%, 05/13/2015	860,883
210,000		MYR, 3.15%, 06/05/2015	56,382
290,000		MYR, 3.16%, 07/24/2015	77,532
3,900,000		MYR, 3.18%, 08/14/2015	1,040,726
310,000		MYR, 3.22%, 09/11/2015	82,510
230,000		MYR, 3.30%, 01/22/2016	60,468
320,000		MYR, 3.30%, 03/18/2016	83,709
		Mexico Cetes
3,357,880	(e)	MXP, 2.92%, 04/01/2015	2,201,207
1,972,010	(e)	MXP, 3.11%, 04/16/2015	1,291,066
1,414,610	(e)	MXP, 3.11%, 05/28/2015	922,847
871,140	(e)	MXP, 3.16%, 06/11/2015	567,567
1,857,890	(e)	MXP, 3.16%, 06/25/2015	1,208,996
1,580,790	(e)	MXP, 3.32%, 09/17/2015	1,020,541
1,138,040	(e)	MXP, 3.33%, 10/01/2015	733,782
107,310	(e)	MXP, 3.34%, 11/12/2015	68,919
221,540	(e)	MXP, 3.36%, 12/10/2015	141,907
1,882,940	(e)	MXP, 3.37%, 01/07/2016	1,202,879
48,290	(e)	MXP, 3.41%, 03/03/2016	30,682
105,740	(e)	MXP, 3.54%, 02/04/2016	67,283
926,580	(e)	MXP, 3.62%, 03/31/2016	586,011
		Philippines Treasury Bills
2,130,000		PHP, 1.39%, 04/08/2015	47,636
7,400,000		PHP, 1.96%, 08/05/2015	164,425
16,490,000		PHP, 2.12%, 10/07/2015	364,886
5,140,000		PHP, 2.15%, 11/04/2015	113,510
12,740,000		PHP, 2.23%, 12/02/2015	280,778
440,000		PHP, 2.25%, 07/08/2015	9,784
4,440,000		PHP, 2.32%, 05/06/2015	99,099
6,730,000		PHP, 2.36%, 06/03/2015	149,939
2,630,000		PHP, 2.59%, 09/02/2015	58,200
9,920,000		PHP, 2.79%, 02/03/2016	216,773
9,390,000		PHP, 2.99%, 03/02/2016	204,379
		Singapore Treasury Bills
1,640,000		SGD, 0.76%, 04/06/2015	1,194,881
880,000		SGD, 0.82%, 04/10/2015	641,092
7,790,000		SGD, 0.88%, 05/04/2015	5,671,729
6,958,000		SGD, 0.89%, 05/15/2015	5,064,578
4,260,000		SGD, 0.89%, 05/22/2015	3,100,222

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
2,600,000	SGD, 1.08%, 06/26/2015(i)	$1,889,691

		53,102,263

U.S. Government Agency Bonds and Notes — 2.70%
10,000,000	Federal Home Loan Bank 0.00%, 04/01/2015	10,000,000

Principal Amount(a)	Fair Value

TOTAL SHORT TERM INVESTMENTS — 17.02% (Cost $66,346,675)	$63,102,263

TOTAL INVESTMENTS — 74.34% (Cost $297,480,210)	$275,687,504

OTHER ASSETS & LIABILITIES, NET — 25.66%	$95,148,165

TOTAL NET ASSETS — 100.00%	$370,835,669

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(c)	Principal amount is stated in 1,000 Brazilian Real Units.
(d)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $38,989,787 and $30,913,555, respectively, representing 8.34% of net assets.

(e)	Principal amount is stated in 100 Mexican Peso Units.
(f)	Principal amount is stated in 100 Unidad de Inversion Units.
(g)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.
(h)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2015. Maturity date disclosed represents final maturity date.

(i)	Security is fair valued under procedures adopted by the Board of Directors.

At March 31, 2015, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	1,390,835	EUR	1,037,648	August 2015	$272,735
JPM	USD	3,020,389	JPY	318,426,000	August 2015	359,576
SAH	USD	1,190,486	EUR	1,048,692	August 2015	60,225
HSB	USD	956,864	EUR	713,000	August 2015	188,695
HSB	USD	3,053,580	JPY	314,252,000	August 2015	427,699
BB	USD	1,502,737	JPY	154,714,000	August 2015	209,959
DB	USD	795,591	EUR	594,845	August 2015	154,587
DB	USD	1,803,571	JPY	184,977,000	August 2015	257,983
MS	USD	159,376	EUR	123,000	August 2015	26,833
CIT	USD	187,293	EUR	140,049	August 2015	36,392
JPM	USD	2,072,119	EUR	1,550,435	August 2015	401,380
BA	USD	3,285,391	EUR	2,972,200	March 2016	65,503
GS	USD	219,680	EUR	200,000	March 2016	3,003
CIT	USD	1,918,373	EUR	1,748,934	March 2016	24,592
BB	USD	63,572	EUR	58,218	April 2016	497
HSB	INR	100,352,250	USD	1,599,083	May 2015	(797)
HSB	INR	59,177,250	USD	929,939	June 2015	5,114
JPM	KRW	9,272,549,000	USD	8,424,995	February 2016	(117,828)
CIT	MXP	19,787,570	USD	1,409,894	July 2015	(121,731)
HSB	MXP	25,646,790	USD	1,612,397	March 2016	26,417
HSB	MYR	400,000	USD	120,102	April 2015	(12,256)
HSB	MYR	1,758,089	USD	526,407	October 2015	(61,027)
DB	MYR	654,360	USD	191,468	November 2015	(18,571)
JPM	PHP	26,230,000	USD	594,529	June 2015	(9,863)
DB	PLN	13,020,000	EUR	3,043,834	May 2015	61,233
JPM	SGD	542,000	USD	413,110	June 2015	(18,862)
UBS	USD	958,188	EUR	714,000	August 2015	188,942
JPM	USD	3,825,234	EUR	2,940,000	September 2015	655,850

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	52,204	EUR	40,478	September 2015	$8,553
DB	USD	2,091,365	EUR	1,606,700	September 2015	359,019
BB	USD	461,007	EUR	358,437	September 2015	74,485
JPM	USD	8,044,612	EUR	6,296,000	October 2015	1,252,292
HSB	USD	2,457,598	JPY	264,800,000	October 2015	242,938
DB	USD	5,057,719	EUR	3,985,000	October 2015	758,557
HSB	USD	1,813,046	EUR	1,416,000	October 2015	285,193
DB	USD	1,228,510	JPY	132,200,000	October 2015	122,737
SAH	USD	330,205	JPY	37,802,500	November 2015	13,728
HSB	USD	486,935	JPY	55,989,000	November 2015	18,205
JPM	USD	1,013,850	EUR	809,106	November 2015	140,330
DB	USD	5,143,643	EUR	4,105,401	November 2015	711,574
BB	USD	2,088,673	EUR	1,672,468	November 2015	283,037
BA	USD	6,580,000	EUR	5,288,858	November 2015	868,234
CIT	USD	2,325,960	JPY	267,955,958	November 2015	82,623
JPM	USD	327,610	JPY	37,286,000	November 2015	15,491
CIT	USD	3,114,649	EUR	2,485,000	November 2015	431,813
MS	USD	248,528	JPY	28,500,000	November 2015	9,931
DB	USD	603,061	JPY	69,943,000	November 2015	17,479
DB	USD	2,298,237	JPY	268,480,000	December 2015	48,506
HSB	USD	303,637	EUR	246,482	December 2015	37,352
BB	USD	877,522	JPY	103,760,000	December 2015	8,042
JPM	USD	454,392	EUR	364,000	December 2015	61,090
CIT	USD	1,370,850	JPY	161,870,000	December 2015	14,424
HSB	USD	829,954	JPY	97,119,132	January 2016	15,335
SAH	USD	362,332	JPY	42,690,000	January 2016	4,387
CIT	USD	120,028	JPY	14,230,000	January 2016	712
GS	USD	1,166,492	JPY	137,159,000	January 2016	16,298
CIT	USD	2,409,361	EUR	2,104,547	January 2016	132,926
DB	USD	1,207,418	JPY	142,613,441	January 2016	11,495
DB	USD	12,128,282	EUR	10,599,018	January 2016	663,457
BB	USD	2,069,315	JPY	243,130,000	January 2016	30,674
JPM	USD	4,022,750	EUR	3,414,000	January 2016	330,639
JPM	USD	1,260,559	EUR	1,098,000	February 2016	72,276
SAH	USD	626,776	EUR	551,000	February 2016	30,485
DB	USD	184,400	JPY	21,785,000	February 2016	1,518
BB	USD	3,440,052	EUR	3,022,356	February 2016	169,332
GS	USD	646,848	EUR	563,000	February 2016	37,555
CIT	USD	782,197	EUR	681,000	February 2016	45,348
GS	USD	1,433,169	JPY	168,946,270	February 2016	15,438
HSB	USD	919,949	EUR	810,000	February 2016	43,500
JPM	USD	5,677,796	JPY	665,493,000	February 2016	93,733
DB	USD	3,109,732	EUR	2,702,000	February 2016	186,143
CIT	USD	1,559,640	JPY	184,376,000	February 2016	12,442
BB	USD	3,328,988	JPY	391,350,000	February 2016	44,705
BB	USD	1,990,284	JPY	236,853,110	March 2016	1,156
MS	USD	525,056	EUR	479,000	March 2016	6,386
JPM	USD	832,085	JPY	98,600,000	March 2016	4,289
HSB	USD	187,911	EUR	169,000	March 2016	4,920
JPM	USD	51,401	EUR	48,000	March 2016	(582)
BB	USD	5,675,114	EUR	5,147,419	March 2016	99,000
DB	USD	474,015	JPY	56,915,000	March 2016	(4,076)
DB	CLP	671,460,000	USD	1,059,732	April 2015	12,389
MS	CLP	1,214,460,000	USD	2,021,521	May 2015	(87,536)
BB	CLP	118,300,000	USD	187,243	May 2015	1,340
DB	CLP	787,951,000	USD	1,251,227	May 2015	3,750
JPM	CLP	300,650,000	USD	495,851	June 2015	(18,211)
MS	CLP	177,330,000	USD	283,929	June 2015	(2,310)
DB	CLP	623,479,000	USD	1,007,831	June 2015	(17,683)

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	CLP	60,820,000	USD	104,520	July 2015	$(8,328)
MS	CLP	200,970,000	USD	345,791	July 2015	(27,879)
MS	CLP	100,440,000	USD	169,248	August 2015	(10,676)
JPM	CLP	118,970,000	USD	199,453	August 2015	(11,739)
DB	CLP	348,990,000	USD	574,951	September 2015	(25,079)
JPM	HUF	198,959,000	EUR	632,055	September 2015	18,422
DB	INR	105,147,558	USD	1,675,832	April 2015	2,909
JPM	INR	77,305,000	USD	1,233,948	April 2015	59
DB	INR	53,709,942	USD	856,421	May 2015	(1,809)
CIT	INR	4,940,000	USD	78,797	May 2015	(120)
JPM	INR	17,642,000	USD	277,207	June 2015	2,593
DB	INR	2,890,000	USD	46,067	June 2015	(273)
HSB	INR	749,059,000	USD	11,450,000	October 2015	176,346
HSB	KRW	2,603,500,000	USD	2,500,000	July 2015	(160,232)
HSB	MXP	130,158,965	USD	9,742,000	May 2015	(1,238,104)
CIT	MXP	40,978,160	USD	3,071,132	June 2015	(398,235)
CIT	MXP	12,937,830	USD	870,409	December 2015	(38,014)
CIT	MXP	12,160,800	USD	769,880	March 2016	6,717
DB	MYR	2,083,735	USD	629,147	April 2015	(67,839)
JPM	MYR	2,716,063	USD	809,556	April 2015	(78,199)
JPM	MYR	8,842,397	USD	2,669,000	May 2015	(294,464)
HSB	MYR	3,600,000	USD	1,090,182	June 2015	(127,132)
JPM	MYR	6,021,213	USD	1,697,730	June 2015	(86,407)
DB	MYR	848,500	USD	238,337	July 2015	(11,721)
JPM	MYR	4,830,500	USD	1,436,970	July 2015	(147,320)
HSB	MYR	6,929,296	USD	2,093,584	August 2015	(247,727)
HSB	MYR	490,000	USD	131,406	September 2015	(1,480)
DB	MYR	877,000	USD	263,182	October 2015	(31,066)
JPM	MYR	7,015,500	USD	1,903,139	October 2015	(43,650)
HSB	MYR	3,223,000	USD	938,225	November 2015	(86,857)
JPM	MYR	591,000	USD	159,740	January 2016	(4,199)
JPM	PHP	12,070,000	USD	268,640	September 2015	(558)
DB	USD	635,164	JPY	73,860,000	July 2015	18,343
JPM	USD	959,944	EUR	714,000	July 2015	190,751
DB	USD	805,303	EUR	596,000	July 2015	163,295
CIT	USD	227,995	EUR	169,019	July 2015	45,920
BB	USD	888,790	JPY	90,170,000	July 2015	135,659
BB	USD	191,220	EUR	140,000	July 2015	40,437
CIT	USD	1,281,590	JPY	129,520,000	July 2015	199,885
JPM	USD	2,665,656	JPY	269,500,000	July 2015	414,860
MS	PLN	1,341,000	EUR	314,199	May 2015	3,709
DB	PLN	12,790,000	EUR	2,993,283	August 2015	59,049
JPM	SGD	4,710,825	USD	3,780,000	May 2015	(350,455)
HSB	SGD	656,000	USD	499,277	June 2015	(22,190)
JPM	SGD	3,186,600	USD	2,377,459	July 2015	(61,836)
MS	SGD	2,113,440	USD	1,552,060	August 2015	(17,377)
HSB	SGD	1,287,000	USD	950,227	August 2015	(15,416)
DB	SGD	2,264,000	USD	1,666,315	August 2015	(22,012)
HSB	SGD	1,876,300	USD	1,411,411	September 2015	(49,672)
DB	USD	12,572	EUR	9,133	March 2015	2,751
CIT	USD	121,510	JPY	12,300,000	April 2015	18,934
BB	USD	273,742	EUR	197,706	April 2015	61,060
SAH	USD	1,568,613	EUR	1,134,000	April 2015	348,794
HSB	USD	2,106,426	EUR	1,522,934	April 2015	468,545
JPM	USD	901,405	JPY	91,900,000	April 2015	134,939
HSB	USD	1,315,000	JPY	133,579,700	May 2015	200,557
DB	USD	153,208	EUR	122,000	May 2015	21,924
JPM	USD	1,773,728	EUR	1,375,392	May 2015	293,663
SAH	USD	536,176	JPY	54,379,000	May 2015	82,527

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	2,387,195	JPY	242,099,600	May 2015	$367,441
BB	USD	2,450,314	EUR	1,782,997	May 2015	531,735
BB	USD	1,315,000	JPY	133,472,500	May 2015	201,451
BA	USD	2,630,000	JPY	266,622,825	May 2015	405,603
CIT	USD	562,640	EUR	408,391	May 2015	123,221
GS	USD	716,678	JPY	72,750,000	May 2015	109,772
BB	USD	116,754	EUR	85,822	June 2015	24,359
HSB	USD	3,521,241	JPY	359,550,000	June 2015	520,662
JPM	USD	2,154,157	JPY	219,790,000	June 2015	319,826
BB	USD	1,534,363	JPY	156,670,000	June 2015	226,882
HSB	USD	3,788,293	EUR	2,908,836	June 2015	657,318
JPM	USD	1,390,948	EUR	1,003,563	April 2015	311,613
BB	USD	693,745	JPY	70,490,000	April 2015	105,878
DB	USD	1,863,272	EUR	1,350,263	April 2015	411,152
JPM	USD	535,450	JPY	62,827,000	May 2015	11,284
GS	USD	2,107,721	EUR	1,528,816	May 2015	462,747
DB	USD	3,182,580	JPY	324,250,000	June 2015	476,114
CIT	USD	3,898,124	JPY	398,324,000	June 2015	573,923
DB	USD	1,311,249	EUR	963,700	June 2015	273,882
GS	USD	491,091	EUR	364,000	July 2015	98,980
HSB	USD	412,474	JPY	47,880,000	July 2015	12,652
SAH	USD	513,507	JPY	59,860,000	July 2015	13,646
CIT	USD	1,503,297	JPY	162,572,000	August 2015	145,083
SAH	USD	493,817	JPY	58,884,000	August 2015	1,763
GS	USD	259,149	EUR	193,000	August 2015	51,187
HSB	USD	165,651	EUR	130,000	September 2015	25,452
JPM	USD	129,295	JPY	14,034,000	September 2015	11,949
BB	USD	7,906,368	EUR	6,195,881	October 2015	1,221,763
JPM	USD	6,392,179	JPY	688,575,000	October 2015	633,139
BB	USD	1,803,912	JPY	193,530,000	October 2015	185,033
UBS	USD	3,075,768	EUR	2,458,000	November 2015	422,081
MS	USD	2,503,218	EUR	2,001,000	November 2015	342,494
MS	USD	38,856	EUR	31,000	December 2015	5,363
DB	USD	2,387,935	EUR	1,912,771	December 2015	321,218
HSB	USD	2,299,273	JPY	268,900,000	December 2015	46,023
JPM	USD	1,805,713	JPY	212,145,000	January 2016	26,822
BB	USD	1,539,364	EUR	1,303,000	January 2016	130,234
BA	USD	274,059	EUR	240,017	February 2016	14,248
SAH	USD	1,782,130	JPY	207,930,000	February 2016	37,547
HSB	USD	1,309,437	JPY	154,330,000	February 2016	14,276
MS	USD	316,225	JPY	38,040,000	March 2016	(3,298)
DB	USD	9,101,622	EUR	8,247,480	March 2016	167,943
HSB	USD	392,008	JPY	46,600,000	March 2016	768
CIT	USD	1,175,754	JPY	141,415,000	March 2016	(12,084)
JPM	CLP	183,400,000	USD	293,557	May 2015	(1,766)
CIT	CLP	205,770,000	USD	325,895	June 2015	1,043
BB	CLP	309,000,000	USD	543,727	June 2015	(52,512)
DB	CLP	365,889,000	USD	611,790	July 2015	(32,612)
DB	CLP	370,150,000	USD	623,286	August 2015	(38,743)

					Net Appreciation	$20,222,281

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

At March 31, 2015, the Fund held the following outstanding interest rate swaps:

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	2.73%	3-month USD BBA LIBOR	$3,630,000	July 7, 2024	$(231,241)

Citibank N.A.	Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(920,950)

Citibank N.A.	Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(571,431)

Citibank N.A.	Receive	0.93%	3-month USD BBA LIBOR	19,310,000	October 17, 2017	26,964

Citibank N.A.	Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 3, 2025	39,841

Citibank N.A.	Receive	1.91%	3-month USD BBA LIBOR	8,650,000	January 22, 2025	83,406

Citibank N.A.	Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	28,215

Citibank N.A.	Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	12,278

Citibank N.A.	Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	50,606

Citibank N.A.	Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	9,784

Citibank N.A.	Receive	1.98%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	14,820

Citibank N.A.	Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	12,783

					Net Depreciation	$(1,444,925)

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Summary of Investments by Country as of March 31, 2015.

Country	Fair Value	Percentage of Fund Investments

South Korea	$46,962,038	17.03%
Malaysia	41,556,195	15.07
Mexico	40,906,294	14.84
Poland	21,829,233	7.92
Hungary	20,861,839	7.57
Singapore	17,584,053	6.38
Brazil	15,580,822	5.65
United States	13,227,889	4.80
Portugal	11,599,752	4.21
Indonesia	10,452,217	3.79
Ukraine	8,637,155	3.13
Serbia	6,084,847	2.21
Philippines	4,542,592	1.65
Ireland	4,349,611	1.58
Peru	3,394,479	1.23
Slovenia	3,009,805	1.09
Russia	2,423,883	0.88
Lithuania	1,864,854	0.67
Iceland	819,946	0.30

Total	$275,687,504	100.00%

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

March 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Short Term Investments	Maturity date, credit quality and interest rates.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends,

March 31, 2015

interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	297,480,210

Gross unrealized appreciation on investments		12,055,539
Gross unrealized depreciation on investments		(33,848,245)

Net unrealized depreciation on investments	$	(21,792,706)

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

March 31, 2015

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Forward Foreign Currency Contracts

The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts are reported in a table following the Schedule of Investments. The Fund held an average notional value of $336,606,664 in forward contracts for the reporting period.

Interest Rate Swaps

The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $51,320,000 in interest rate swaps for the reporting period.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

March 31, 2015

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of March 31, 2015.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.84%
84,600	EI du Pont de Nemours & Co	$6,046,362
242,183	International Paper Co	13,438,735
193,400	Newmont Mining Corp	4,198,714
161,900	Nucor Corp	7,695,107
124,400	Potash Corp of Saskatchewan Inc	4,011,900

		35,390,818

Communications — 10.10%
393,970	AT&T Inc	12,863,120
242,500	Cablevision Systems Corp Class A(a)	4,437,750
145,071	CenturyLink Inc	5,012,203
349,200	Cisco Systems Inc	9,611,730
83,100	Comcast Corp Class A	4,692,657
132,000	Harris Corp	10,396,320
25,800	Motorola Solutions Inc	1,720,086
214,800	New York Times Co Class A	2,955,648
200,600	News Corp Class A(b)	3,211,606
109,377	Pearson PLC(c)	2,352,562
283,074	Telefonica SA(c)	4,027,988
147,233	Time Warner Inc	12,432,355
198,892	Verizon Communications Inc	9,672,118
32,600	Viacom Inc Class B	2,226,580
560,110	Vodafone Group PLC(c)	1,832,439
54,500	Walt Disney Co	5,716,505

		93,161,667

Consumer, Cyclical — 8.69%
207,000	Carnival Corp	9,902,880
63,300	Coach Inc	2,622,519
320,300	Ford Motor Co	5,169,642
149,231	General Motors Co	5,596,163
63,950	Genuine Parts Co	5,959,500
130,500	Johnson Controls Inc	6,582,420
138,600	Kohl’s Corp	10,845,450
73,400	Las Vegas Sands Corp	4,039,936
121,800	Macy’s Inc	7,906,038
348,600	Mattel Inc	7,965,510
57,000	McDonald’s Corp	5,554,080
460,500	Staples Inc	7,499,242
6,300	Tiffany & Co	554,463

		80,197,843

Consumer, Non-cyclical — 11.85%
204,500	Archer-Daniels-Midland Co	9,693,300
343,400	Avon Products Inc(a)	2,743,766
190,200	Bristol-Myers Squibb Co	12,267,900
105,700	Campbell Soup Co	4,920,335
70,300	Clorox Co	7,760,417
35,800	ConAgra Foods Inc	1,307,774
200,268	GlaxoSmithKline PLC(c)	4,608,646
151,500	Johnson & Johnson	15,240,900
44,000	Kellogg Co	2,901,800
52,400	McCormick & Co Inc	4,040,564
216,700	Merck & Co Inc	12,455,916

Shares		Fair Value

Consumer, Non-cyclical — (continued)
81,600	PepsiCo Inc	$7,802,592
416,588	Pfizer Inc	14,493,097
59,100	Quest Diagnostics Inc	4,541,835
216,300	Western Union Co	4,501,203

		109,280,045

Energy — 11.89%
69,800	Anadarko Petroleum Corp	5,780,138
228,100	Apache Corp	13,761,273
112,622	BP PLC Sponsored ADR	4,404,646
48,200	Canadian Natural Resources Ltd	1,480,222
160,044	Chevron Corp	16,801,419
52,600	ConocoPhillips	3,274,876
198,500	CONSOL Energy Inc	5,536,165
121,600	Diamond Offshore Drilling Inc(a)	3,257,664
175,696	Exxon Mobil Corp	14,934,160
171,700	Hess Corp	11,653,279
160,700	Murphy Oil Corp	7,488,620
190,300	Royal Dutch Shell PLC Sponsored ADR	11,351,395
76,100	Schlumberger Ltd	6,349,784
465,200	Talisman Energy Inc Class A	3,572,736

		109,646,377

Financial — 19.75%
107,300	American Express Co	8,382,276
971,437	Bank of America Corp	14,950,415
6,500	Bank of New York Mellon Corp	261,560
48,000	Chubb Corp	4,852,800
72,300	Digital Realty Trust Inc REIT	4,768,908
418,005	JPMorgan Chase & Co	25,322,743
170,400	Loews Corp	6,957,432
249,300	Marsh & McLennan Cos Inc	13,983,237
146,800	MetLife Inc	7,420,740
147,200	Northern Trust Corp	10,252,480
44,100	Och-Ziff Capital Management Group LLC Class A	557,424
164,700	PNC Financial Services Group Inc	15,356,628
129,700	Rayonier Inc REIT	3,496,712
337,300	Regions Financial Corp	3,187,485
110,300	Sun Life Financial Inc	3,399,446
252,400	SunTrust Banks Inc	10,371,116
392,200	US Bancorp	17,127,374
386,600	Wells Fargo & Co	21,031,040
223,613	Weyerhaeuser Co REIT	7,412,771
64,900	Willis Group Holdings PLC(a)	3,126,882

		182,219,469

Industrial — 16.35%
82,600	Boeing Co	12,396,608
397,500	Corning Inc	9,015,300
81,800	Deere & Co	7,173,042
72,004	Eaton Corp PLC	4,891,952
168,700	Emerson Electric Co	9,551,794
66,500	Flowserve Corp	3,756,585
1,031,400	General Electric Co	25,589,034

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
103,600	Honeywell International Inc	$10,806,516
150,900	Illinois Tool Works Inc	14,658,426
106,300	Joy Global Inc	4,164,834
233,500	Masco Corp	6,234,450
113,800	MeadWestvaco Corp	5,675,206
88,300	Stanley Black & Decker Inc	8,420,288
102,500	United Parcel Service Inc Class B	9,936,350
125,100	USG Corp(a)(b)	3,340,170
111,100	Vulcan Materials Co	9,365,730
166,100	Xylem Inc	5,816,822

		150,793,107

Technology — 6.37%
120,300	Analog Devices Inc	7,578,900
416,600	Applied Materials Inc	9,398,496
100,000	CA Inc	3,261,000
52,600	Computer Sciences Corp	3,433,728
50,000	International Business Machines Corp	8,025,000
198,700	Microsoft Corp	8,078,149
148,600	QUALCOMM Inc	10,303,924
151,500	Texas Instruments Inc	8,663,527

		58,742,724

Utilities — 6.44%
253,500	AES Corp	3,257,475
153,163	Duke Energy Corp	11,759,855
129,300	Entergy Corp	10,019,457
229,200	Exelon Corp	7,703,412
189,810	FirstEnergy Corp	6,654,739
302,900	NiSource Inc	13,376,064
191,800	Xcel Energy Inc	6,676,558

		59,447,560

TOTAL COMMON STOCK — 95.28% (Cost $678,646,700)		$878,879,610

RIGHTS
Communications — 0.00%(d)
283,074	Telefonica SA(b)	45,656

TOTAL RIGHTS — 0.00%(d) (Cost $60,005)		$45,656

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.48%
$2,600,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	2,600,000
7,500,000	Federal Home Loan Bank 0.05%, 04/01/2015	7,500,000

Principal Amount		Fair Value

U.S. Government Agency Bonds and Notes — (continued)
$14,999,999	Federal Home Loan Mortgage Corp 0.05%, 04/02/2015	$14,999,979
6,231,000	Federal National Mortgage Association 0.04%, 04/01/2015	6,231,000
10,000,000	Tennessee Valley Authority 0.03%, 04/07/2015	9,999,950

		41,330,929

Repurchase Agreements — 1.07%
2,341,183	Undivided interest of 10.81% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $2,341,183 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(e)	2,341,183

492,812	Undivided interest of 3.11% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $492,812 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(e)	492,812

2,341,183	Undivided interest of 3.11% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $2,341,183 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(e)	2,341,183

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,341,182	Undivided interest of 3.11% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $2,341,182 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(e)	$2,341,182

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,341,182	Undivided interest of 8.35% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $2,341,182 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(e)	$2,341,182

		9,857,542

TOTAL SHORT TERM INVESTMENTS — 5.55% (Cost $51,188,471)		$51,188,471

TOTAL INVESTMENTS — 100.83% (Cost $729,895,176)		$930,113,737

OTHER ASSETS & LIABILITIES, NET — (0.83)%		$(7,680,197)

TOTAL NET ASSETS — 100.00%		$922,433,540

(a)	All or a portion of the security is on loan at March 31, 2015.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the

March 31, 2015

market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Rights	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	866,057,975	$	12,821,635	$	—	$	878,879,610
Rights		45,656		—		—		45,656
Short Term Investments		—		51,188,471		—		51,188,471

Total Assets	$	866,103,631	$	64,010,106	$	0	$	930,113,737

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2015

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	734,893,974

Gross unrealized appreciation on investments		241,710,529
Gross unrealized depreciation on investments		(46,490,766)

Net unrealized appreciation on investments	$	195,219,763

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

March 31, 2015

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $9,648,542 and received collateral of $9,857,542 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.17%
71,000	Celanese Corp Class A	$3,966,060
161,000	Franco-Nevada Corp	7,814,940
117,000	RPM International Inc	5,614,830
135,000	Silver Wheaton Corp	2,567,700

		19,963,530

Communications — 7.31%
132,729	Coupons.com Inc(a)(b)	1,558,238
186,000	DigitalGlobe Inc(a)	6,337,020
45,000	FactSet Research Systems Inc	7,164,000
37,000	Fortinet Inc(a)	1,293,150
45,000	GrubHub Inc(a)(b)	2,042,550
492,000	JDS Uniphase Corp(a)	6,455,040
9,000	LinkedIn Corp Class A(a)	2,248,740
106,000	Motorola Solutions Inc	7,067,020
14,000	Netflix Inc(a)	5,833,660
13,000	Palo Alto Networks Inc(a)	1,899,040
253,000	T-Mobile US Inc(a)	8,017,570
36,000	TripAdvisor Inc(a)	2,994,120
179,000	VeriSign Inc(a)(b)	11,987,630
24,000	Zillow Group Inc Class A(a)(b)	2,407,200

		67,304,978

Consumer, Cyclical — 15.21%
19,000	AutoZone Inc(a)	12,961,040
72,000	BorgWarner Inc	4,354,560
260,000	CarMax Inc(a)	17,942,600
2,000	Chipotle Mexican Grill Inc(a)	1,301,080
110,000	Choice Hotels International Inc	7,047,700
80,000	Dollar General Corp(a)	6,030,400
89,000	Fastenal Co	3,687,715
216,000	Hanesbrands Inc	7,238,160
96,000	Harley-Davidson Inc	5,831,040
36,000	Harman International Industries Inc	4,810,680
81,000	L Brands Inc	7,637,490
90,000	Marriott International Inc Class A	7,228,800
159,800	Michaels Cos Inc(a)	4,324,188
273,000	Norwegian Cruise Line Holdings Ltd(a)	14,744,730
63,000	O’Reilly Automotive Inc(a)	13,623,120
986,000	Rite Aid Corp(a)	8,568,340
16,000	Tesla Motors Inc(a)(b)	3,020,320
45,000	WABCO Holdings Inc(a)	5,529,600
126,000	Wolverine World Wide Inc	4,214,700

		140,096,263

Consumer, Non-cyclical — 25.73%
188,000	Alkermes PLC(a)	11,462,360
18,000	Alnylam Pharmaceuticals Inc(a)	1,879,560
170,000	Aramark Holdings Corp	5,377,100
325,000	Bruker Corp(a)	6,002,750
238,000	Catalent Inc(a)	7,413,700
67,000	Cooper Cos Inc	12,557,140
180,000	DENTSPLY International Inc	9,160,200

Shares		Fair Value

Consumer, Non-cyclical — (continued)
122,000	Envision Healthcare Holdings Inc(a)	$4,678,700
108,000	Equifax Inc	10,044,000
90,000	Gartner Inc Class A(a)	7,546,500
108,000	Global Payments Inc	9,901,440
72,000	Henry Schein Inc(a)	10,052,640
180,000	Hospira Inc(a)	15,811,200
45,000	IDEXX Laboratories Inc(a)	6,951,600
23,000	Illumina Inc(a)	4,269,720
70,000	Incyte Corp Ltd(a)	6,416,200
25,000	Intuitive Surgical Inc(a)	12,625,750
72,000	ManpowerGroup Inc	6,202,800
89,000	MEDNAX Inc(a)	6,453,390
18,000	Pharmacyclics Inc(a)	4,607,100
37,000	Sirona Dental Systems Inc(a)	3,329,630
180,000	Sprouts Farmers Market Inc(a)	6,341,400
91,000	Teleflex Inc	10,995,530
54,000	Towers Watson & Co Class A	7,137,990
50,000	TreeHouse Foods Inc(a)	4,251,000
72,000	Universal Health Services Inc Class B	8,475,120
215,000	Vantiv Inc Class A(a)	8,105,500
125,000	Verisk Analytics Inc Class A(a)	8,925,000
36,000	Vertex Pharmaceuticals Inc(a)	4,246,920
27,600	West Pharmaceutical Services Inc	1,661,796
213,000	WhiteWave Foods Co Class A(a)	9,444,420
89,000	Whole Foods Market Inc	4,635,120

		236,963,276

Energy — 3.76%
9,000	Cimarex Energy Co	1,035,810
54,000	Concho Resources Inc(a)	6,259,680
144,000	CONSOL Energy Inc	4,016,160
15,600	Continental Resources Inc(a)	681,252
126,000	EQT Corp	10,441,620
29,000	Pioneer Natural Resources Co	4,741,790
143,000	Range Resources Corp	7,441,720

		34,618,032

Financial — 9.80%
143,000	CBOE Holdings Inc	8,208,915
217,000	CoreLogic Inc(a)	7,653,590
359,000	FNF Group	13,196,840
146,000	HCC Insurance Holdings Inc	8,273,820
38,000	Intercontinental Exchange Inc	8,864,260
62,000	Jones Lang LaSalle Inc	10,564,800
37,000	LendingClub Corp(a)(b)	727,050
126,000	LPL Financial Holdings Inc	5,526,360
271,000	Progressive Corp	7,371,200
253,000	TD Ameritrade Holding Corp	9,426,780
216,200	Willis Group Holdings PLC	10,416,516

		90,230,131

Industrial — 17.86%
54,000	Acuity Brands Inc	9,080,640

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
251,000	Agilent Technologies Inc	$10,429,050
164,000	AMETEK Inc	8,616,560
144,000	Babcock & Wilcox Co	4,620,960
71,000	Ball Corp	5,015,440
32,300	Cognex Corp(a)	1,601,757
129,000	Colfax Corp(a)(b)	6,157,170
76,000	FEI Co	5,801,840
151,000	IDEX Corp	11,450,330
61,300	JB Hunt Transport Services Inc	5,234,714
57,000	Kansas City Southern	5,818,560
180,000	Keysight Technologies Inc(a)	6,687,000
47,000	Martin Marietta Materials Inc	6,570,600
8,000	Mettler-Toledo International Inc(a)	2,629,200
66,700	Mobileye NV(a)(b)	2,803,401
37,000	Nordson Corp	2,898,580
150,000	Pall Corp	15,058,500
198,000	Rexnord Corp(a)	5,284,620
72,000	Roper Industries Inc	12,384,000
197,000	Sensata Technologies Holding NV(a)	11,317,650
359,000	Textron Inc	15,914,470
123,000	Trimble Navigation Ltd(a)	3,099,600
26,900	Waste Connections Inc	1,294,966
135,000	Xylem Inc	4,727,700

		164,497,308

Technology — 12.37%
54,000	Akamai Technologies Inc(a)	3,836,430
381,000	Altera Corp	16,348,710
608,000	Atmel Corp	5,003,840
16,184	Dropbox Inc(a)(c)(d)	309,134
89,000	Fidelity National Information Services Inc	6,057,340
252,000	Fiserv Inc(a)	20,008,800
13,000	Guidewire Software Inc(a)	683,930
119,000	IHS Inc Class A(a)	13,537,440
61,000	IMS Health Holdings Inc(a)	1,651,270
10,000	Inovalon Holdings Inc Class A(a)(b)	302,100
71,000	Microchip Technology Inc(b)	3,471,900
152,000	MSCI Inc Class A	9,319,120
146,000	Rackspace Hosting Inc(a)	7,532,140
179,000	Red Hat Inc(a)	13,559,250
32,000	ServiceNow Inc(a)(b)	2,520,960
23,800	Stratasys Ltd(a)(b)	1,256,164
72,000	Veeva Systems Inc Class A(a)(b)	1,838,160
87,808	WeWork(a)(c)(d)	1,462,105
13,000	Workday Inc Class A(a)	1,097,330
99,000	Xilinx Inc	4,187,700

		113,983,823

TOTAL COMMON STOCK — 94.21% (Cost $571,812,304)		$867,657,341

Shares		Fair Value

CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.01%
254,930	Living Social Series E, 0.00%(a)(c)(d)	$61,183

Technology — 0.24%
20,098	Dropbox Series A, 0.00%(a)(c)(d)	383,896
98,726	Dropbox Series A-1, 0.00%(a)(c)(d)	1,885,785

		2,269,681

TOTAL CONVERTIBLE PREFERRED STOCK — 0.25% (Cost $2,515,860)		$2,330,864

PREFERRED STOCK
Technology — 0.22%
60,643	Atlassian Inc Class A(a)(c)(d)	1,152,217
12,149	Atlassian Inc Series 1(a)(c)(d)	230,831
32,529	Atlassian Inc Series 2(a)(c)(d)	618,051

TOTAL PREFERRED STOCK — 0.22% (Cost $1,685,136)		$2,001,099

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.61%
$16,072,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	16,072,000
	Federal Home Loan Bank
6,000,000	0.00%, 04/01/2015	6,000,000
4,000,000	0.05%, 04/08/2015	3,999,965
15,600,000	Federal Home Loan Mortgage Corp 0.05%, 04/02/2015	15,599,979
10,000,000	Tennessee Valley Authority 0.03%, 04/07/2015	9,999,950

		51,671,894

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 2.99%
$6,555,669	Undivided interest of 12.28% in a repurchase agreement (principal amount/value $52,820,093 with a maturity value of $52,820,284) with Scotia Capital (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $6,555,669 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 4/14/15 - 7/20/61, with a value of $53,876,692.(e)	$6,555,669

6,555,669	Undivided interest of 16.34% in a repurchase agreement (principal amount/value $39,553,722 with a maturity value of $39,553,865) with TD Securities (USA) Inc, 0.13%, dated 3/31/15 to be repurchased at $6,555,669 on 4/1/15 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/27 - 12/1/44, with a value of $40,344,797.(e)	6,555,669

1,380,030	Undivided interest of 8.72% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $1,380,030 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(e)	1,380,030

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$6,555,670	Undivided interest of 8.72% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $6,555,670 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(e)	$6,555,670

6,555,670	Undivided interest of 8.72% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $6,555,670 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(e)	6,555,670

		27,602,708

TOTAL SHORT TERM INVESTMENTS — 8.60% (Cost $79,274,602)		$79,274,602

TOTAL INVESTMENTS — 103.28% (Cost $655,287,902)		$951,263,906

OTHER ASSETS & LIABILITIES, NET — (3.28)%		$(30,253,940)

TOTAL NET ASSETS — 100.00%		$921,009,966

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2015.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.

At March 31, 2015, the Fund held the following restricted securities:

Security	Coupon	Acquisition Dates		Cost		Fair Value	Fair Value as a Percentage of Net Assets
Atlassian Inc Class A	N/A	04/09/2014		$970,288	$	1,152,217	0.12%
Atlassian Inc Series 1	N/A	04/09/2014		194,384		230,831	0.03
Atlassian Inc Series 2	N/A	04/09/2014 - 05/20/2014		520,464		618,051	0.07
Dropbox Inc	N/A	05/01/2012		146,451		309,134	0.03
Dropbox Series A	0.00%	05/01/2012		181,869		383,896	0.04
Dropbox Series A-1	0.00%	05/01/2012		893,381		1,885,785	0.20
Living Social Series E	0.00%	04/01/2011		1,440,610		61,183	0.01
WeWork	N/A	12/09/2014		1,462,108		1,462,105	0.16

			$	5,809,555	$	6,103,202	0.66%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the

March 31, 2015

market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	865,886,102	$	—	$	1,771,239	$	867,657,341
Convertible Preferred Stock		—		—		2,330,864		2,330,864
Preferred Stock		—		—		2,001,099		2,001,099
Short Term Investments		—		79,274,602		—		79,274,602

Total Assets	$	865,886,102	$	79,274,602	$	6,103,202	$	951,263,906

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

March 31, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

March 31, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	656,078,265

Gross unrealized appreciation on investments		304,267,674
Gross unrealized depreciation on investments		(9,082,033)

Net unrealized appreciation on investments	$	295,185,641

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

3.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $26,978,582 and received collateral of $27,602,708 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 2.01%
$1,500,000	ACE Securities Corp Mortgage Loan Trust(a)(b) Series 2007-D1, Class A2 6.34%, 02/25/2038	$1,462,026
321,179	Americold 2010 LLC Trust(a) Series 2010-ARTA, Class A1 3.85%, 01/14/2029	336,870
552,878	Citicorp Residential Mortgage Trust(b) Series 2006-2, Class A6 5.67%, 09/25/2036	575,387
3,250,000	Ford Credit Auto Owner Trust(a) Series 2014-2, Class A 2.31%, 04/15/2026	3,310,736
84,014	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025	84,302

		5,769,321

U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp(c) Series T-34, Class A1V 0.41%, 07/25/2031	148,527

TOTAL ASSET-BACKED SECURITIES — 2.06% (Cost $5,828,721)		$5,917,848

CORPORATE BONDS AND NOTES
Consumer, Cyclical — 0.39%
1,138,247	JetBlue Airways 2004-2 G-1 Pass Through Trust(c) 0.63%, 08/15/2016	1,129,710

Energy — 0.72%
1,005,000	Cameron International Corp 3.60%, 04/30/2022	1,015,367
1,000,000	Continental Resources Inc 7.13%, 04/01/2021	1,046,250

		2,061,617

Financial — 0.51%
1,467,965	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,470,740

Utilities — 0.46%
1,166,697	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	1,320,669

TOTAL CORPORATE BONDS AND NOTES — 2.08% (Cost $5,938,453)		$5,982,736

Principal Amount		Fair Value

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.02%
$63,420	Sequoia Mortgage Trust(c) Series 2011-1, Class A1 4.13%, 02/25/2041	$64,025

U.S. Government Agency — 85.84%
2,297,445	Federal Deposit Insurance Corp Trust(a) Series 2013-R1, Class A 1.15%, 03/25/2033	2,285,575
	Federal Home Loan Mortgage Corp
21,609	9.50%, 06/01/2020	21,696
19,319	11.00%, 07/01/2020	19,316
49,486	11.00%, 08/01/2020	51,524
122,962	5.50%, 04/01/2022	134,594
261,885	4.50%, 03/01/2024	281,050
979,247	4.50%, 04/01/2024	1,055,723
548,574	4.50%, 05/01/2024	591,355
511,536	4.50%, 12/01/2024	551,631
14,964	9.50%, 04/01/2025	17,410
575,764	4.00%, 03/01/2026	613,617
4,046,835	3.00%, 12/01/2026	4,248,061
1,634,707	3.00%, 04/01/2027	1,714,644
1,928,381	3.50%, 02/01/2032	2,043,476
132,486	7.50%, 03/01/2032	151,974
108,202	7.00%, 09/01/2032	129,598
366,562	5.50%, 05/01/2033	413,404
254,754	5.50%, 06/01/2033	287,400
234,671	5.50%, 08/01/2033	264,218
145,149	5.50%, 01/01/2034	163,726
1,800,696	4.00%, 05/01/2034	1,943,946
387,490	5.50%, 10/01/2034	437,897
369,297	5.00%, 08/01/2035	410,469
1,353,709	5.00%, 09/01/2035	1,504,699
192,210	5.50%, 09/01/2035	216,583
957,138	5.00%, 12/01/2035	1,063,333
57,766	5.00%, 01/01/2036	64,206
680,600	6.00%, 01/01/2036	781,673
428,234	6.00%, 03/01/2036	490,854
338,056	6.00%, 07/01/2036	387,933
350,669	6.00%, 11/01/2036	401,647
97,573	5.50%, 05/01/2038	109,433
70,682	6.00%, 05/01/2038	80,491
279,545	5.00%, 06/01/2038	309,617
1,447,425	4.50%, 02/01/2040	1,598,197
2,172,664	5.00%, 03/01/2040	2,432,464
1,312,365	4.00%, 10/01/2040	1,406,332
920,064	4.00%, 02/01/2041	986,013
859,720	4.50%, 03/01/2041	945,080
871,964	3.50%, 02/01/2042	915,828
999,490	4.00%, 03/01/2042	1,074,205
2,419,140	3.50%, 04/01/2042	2,539,384
3,257,356	3.50%, 06/01/2042	3,420,910
4,903,630	3.50%, 08/01/2042	5,157,662
3,346,201	3.50%, 09/01/2042	3,491,449

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$1,781,112	3.00%, 11/01/2042	$1,821,748
633,438	3.50%, 11/01/2042	665,274
3,371,829	3.00%, 12/01/2042	3,448,751
5,059,607	3.00%, 02/01/2043	5,173,376
886,007	3.50%, 03/01/2043	930,799
2,989,746	3.00%, 04/01/2043	3,056,892
2,424,720	3.00%, 06/01/2043	2,477,983
1,329,398	4.00%, 06/01/2043	1,434,315
2,965,172	3.00%, 07/01/2043	3,030,431
1,706,400	4.50%, 09/01/2043	1,863,897
978,728	4.50%, 11/01/2043	1,076,756
731,172	4.00%, 12/01/2043	790,229
2,231,856	4.00%, 01/01/2044	2,395,739
5,966,315	4.00%, 05/01/2044	6,420,509
971,218	3.00%, 10/01/2044	991,791
	Federal National Mortgage Association
2,200,000	3.00%,TBA	2,306,219
1,500,000	4.50%,TBA	1,632,305
93,149	6.50%, 02/01/2017	95,276
99,425	6.00%, 03/01/2017	102,356
23,719	5.50%, 01/01/2018	24,932
365,921	5.50%, 04/01/2018	384,644
453,104	5.00%, 05/01/2018	476,137
42,810	5.00%, 06/01/2018	44,989
744,427	5.00%, 08/01/2018	783,246
6,458	9.50%, 09/01/2020	6,628
7,818	8.50%, 08/01/2021	7,947
121,649	5.00%, 06/01/2023	132,148
8,809	8.50%, 08/01/2024	10,118
1,980,721	4.00%, 01/01/2025	2,141,505
720,604	4.00%, 07/01/2025	766,214
683,269	4.00%, 09/01/2025	726,516
601,278	4.00%, 12/01/2025	639,358
811,480	3.50%, 03/01/2026	861,986
82,367	8.50%, 11/01/2026	88,983
777,208	3.00%, 06/01/2027	817,236
1,959,762	3.50%, 05/01/2029	2,079,646
1,163,549	3.00%, 08/01/2029	1,223,219
493,518	4.50%, 02/01/2030	538,063
503,648	4.50%, 03/01/2030	549,000
101,261	7.00%, 02/01/2031	115,928
132,945	7.00%, 09/01/2031	162,775
282,409	6.50%, 12/01/2031	324,232
201,293	7.00%, 12/01/2031	230,089
929,854	6.50%, 01/01/2032	1,092,877
112,490	7.00%, 01/01/2032	119,959
337,823	6.50%, 02/01/2032	387,854
270,967	6.00%, 02/01/2033	305,042
377,100	6.00%, 03/01/2033	437,985
449,191	5.50%, 07/01/2033	508,791
989,099	5.00%, 09/01/2033	1,103,203
238,563	5.50%, 09/01/2033	269,428
149,404	5.00%, 11/01/2033	166,804
472,221	5.50%, 11/01/2033	541,235
191,395	5.50%, 12/01/2033	216,786
295,622	5.50%, 03/01/2034	335,035
205,071	5.50%, 10/01/2034	232,059
371,668	5.50%, 12/01/2034	420,147
358,678	5.50%, 01/01/2035	408,877

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$1,067,623	5.50%, 02/01/2035	$1,207,982
997,535	3.00%, 03/01/2035	1,034,206
342,978	5.50%, 05/01/2035	387,724
52,914	5.00%, 08/01/2035	58,898
372,585	5.00%, 09/01/2035	415,969
1,006,861	5.00%, 10/01/2035	1,120,142
337,971	5.50%, 10/01/2035	381,692
674,981	6.00%, 12/01/2035	774,665
384,135	5.50%, 01/01/2036	433,578
388,350	6.00%, 01/01/2036	444,884
144,778	6.00%, 02/01/2036	165,837
162,833	6.00%, 03/01/2036	186,583
573,184	5.50%, 05/01/2036	647,051
109,141	6.00%, 12/01/2036	124,685
207,827	6.00%, 05/01/2037	237,015
328,694	5.00%, 07/01/2037	367,070
934,366	5.50%, 03/01/2038	1,051,416
665,869	5.50%, 06/01/2038	749,546
457,266	4.50%, 02/01/2039	505,061
661,159	5.00%, 04/01/2039	741,199
1,317,179	4.50%, 05/01/2039	1,472,641
631,511	4.50%, 06/01/2039	699,426
1,866,878	4.50%, 08/01/2039	2,045,883
1,736,455	5.00%, 11/01/2039	1,948,239
775,284	5.00%, 12/01/2039	869,849
369,088	4.50%, 03/01/2040	403,813
954,920	5.00%, 06/01/2040	1,070,794
371,371	4.50%, 09/01/2040	408,667
1,862,963	5.00%, 09/01/2040	2,072,731
927,419	4.50%, 11/01/2040	1,015,229
1,211,855	5.00%, 01/01/2041	1,382,366
850,862	4.50%, 02/01/2041	943,172
279,299	4.00%, 03/01/2041	299,368
5,187,660	4.50%, 03/01/2041	5,721,557
1,252,440	4.50%, 04/01/2041	1,372,557
2,076,418	4.50%, 08/01/2041	2,288,367
1,189,911	4.00%, 09/01/2041	1,283,414
677,006	3.50%, 10/01/2041	712,095
1,285,139	4.50%, 10/01/2041	1,420,765
3,437,037	3.50%, 12/01/2041	3,615,464
4,344,318	4.00%, 12/01/2041	4,676,747
5,014,668	3.50%, 04/01/2042	5,276,725
2,168,243	4.00%, 07/01/2042	2,345,999
1,619,108	3.50%, 08/01/2042	1,702,877
585,199	3.00%, 09/01/2042	599,787
2,272,346	3.50%, 09/01/2042	2,353,349
2,530,687	3.00%, 10/01/2042	2,593,913
1,599,249	3.50%, 10/01/2042	1,682,035
826,823	3.50%, 11/01/2042	871,341
1,971,350	3.00%, 01/01/2043	2,020,620
1,883,527	3.50%, 01/01/2043	1,981,701
2,047,159	3.00%, 02/01/2043	2,099,251
4,785,713	3.00%, 03/01/2043	4,895,178
3,263,390	3.00%, 05/01/2043	3,342,904
1,999,414	3.00%, 07/01/2043	2,023,042
2,552,587	3.00%, 08/01/2043	2,613,665
2,247,763	3.50%, 08/01/2043	2,374,032
1,150,619	3.00%, 09/01/2043	1,179,249
1,264,456	3.50%, 09/01/2043	1,308,854
2,515,660	4.00%, 10/01/2043	2,728,486

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$728,915	3.50%, 08/01/2044	$770,141
2,204,543	4.00%, 08/01/2044	2,378,465
1,521,638	4.00%, 11/01/2044	1,641,684
963,746	4.50%, 11/01/2044	1,053,132
1,990,880	3.50%, 12/01/2044	2,102,403
1,697,183	3.50%, 02/01/2045	1,791,748
	Government National Mortgage Association
4,829	9.00%, 07/15/2018	4,852
3,323	9.50%, 05/20/2022	3,340
7,092	8.00%, 11/20/2023	7,959
4,663	7.50%, 10/20/2028	5,424
4,338	7.50%, 12/20/2028	4,963
1,309,536	5.00%, 06/15/2033	1,471,007
396,696	5.00%, 10/20/2033	445,336
729,000	6.00%, 12/20/2033	843,623
333,515	5.00%, 02/20/2034	374,013
339,883	5.50%, 11/20/2034	385,229
189,025	5.50%, 02/20/2035	214,339
262,859	5.50%, 04/20/2035	297,934
285,595	5.00%, 12/20/2035	320,424
181,842	5.50%, 05/20/2039	206,053
3,674,965	4.00%, 12/15/2040	3,956,862
2,362,700	4.00%, 01/15/2041	2,543,685
3,246,866	4.50%, 02/20/2041	3,601,867
2,523,061	4.00%, 03/20/2041	2,709,491
807,198	4.00%, 05/20/2041	866,774
3,301,632	4.00%, 07/20/2041	3,545,161
1,576,813	4.00%, 09/15/2041	1,696,777
1,362,797	3.50%, 08/15/2042	1,436,698
	National Credit Union Administration Guaranteed Notes Trust
2,759,078	Series 2010-R1, Class 1A 0.62%, 10/07/2020(c)	2,775,230
1,316,709	Series 2010-C1, Class A1 1.60%, 10/29/2020	1,318,146
651,635	Series 2010-C1, Class APT 2.65%, 10/29/2020	664,512
1,350,043	Series 2010-R2, Class 2A 0.65%, 11/05/2020(c)	1,358,270
395,061	Series 2010-R3, Class 3A 2.40%, 12/08/2020	399,713
717,249	Vendee Mortgage Trust Series 1993-3, Class 1 5.60%, 09/15/2023(c)	786,564
1,498,586	Series 1996-3, Class 1Z 6.75%, 09/15/2026	1,709,597
1,674,247	Series 2011-2, Class V 3.75%, 02/15/2028	1,770,525
147,499	Series 2003-1, Class G 5.75%, 03/15/2030	148,144
781,152	Series 2002-1, Class 1A 6.00%, 10/15/2031	899,571

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,619,777	Series 2008-1, Class GD 5.25%, 01/15/2032	$2,931,483

		246,799,058

TOTAL MORTGAGE-BACKED SECURITIES — 85.86% (Cost $238,750,885)		$246,863,083

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017(d)	1,881,517
3,400,000	1.75%, 12/14/2018	3,469,812
1,500,000	3.13%, 12/11/2020(d)	1,613,189
3,000,000	1.75%, 03/12/2021	2,995,233
500,000	5.75%, 06/12/2026	658,796

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.69% (Cost $10,327,114)		$10,618,547

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,650,000	2.38%, 12/31/2020	1,726,184
3,000,000	1.75%, 05/15/2023(e)	2,983,827
1,200,000	5.25%, 11/15/2028	1,637,719
400,000	5.38%, 02/15/2031(d)	568,375
500,000	4.50%, 02/15/2036	681,133
2,500,000	2.88%, 05/15/2043(e)	2,663,673

TOTAL U.S. TREASURY BONDS AND NOTES — 3.57% (Cost $9,167,856)		$10,260,911

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.08%
8,844,000	Federal Farm Credit Banks Funding Corp 0.01%, 04/01/2015	8,844,000

Repurchase Agreements — 0.79%
114,020	Undivided interest of 0.72% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $114,020 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635.(f)	114,020

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$541,620	Undivided interest of 0.73% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $541,620 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886.(f)	$541,620
541,620	Undivided interest of 0.73% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $541,620 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714.(f)	541,620

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$541,620	Undivided interest of 1.93% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $541,620 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125.(f)	$541,620
541,620	Undivided interest of 2.50% in a repurchase agreement (principal amount/value $21,655,224 with a maturity value of $21,655,308) with JP Morgan Securities, 0.14%, dated 3/31/15 to be repurchased at $541,620 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.39%, 4/1/25 - 4/1/45, with a value of $22,088,457.(f)	541,620

		2,280,500

TOTAL SHORT TERM INVESTMENTS — 3.87% (Cost $11,124,500)		$11,124,500

TOTAL INVESTMENTS — 101.13% (Cost $281,137,529)		$290,767,625

OTHER ASSETS & LIABILITIES, NET — (1.13)%		$(3,255,703)

TOTAL NET ASSETS — 100.00%		$287,511,922

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At March 31, 2015, the aggregate cost and fair value of 144A securities was $8,849,630 and $8,865,947, respectively, representing 3.08% of net assets.

(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2015. Maturity date disclosed represents final maturity date.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.
(d)	All or a portion of the security is on loan at March 31, 2015.
(e)	All or a portion of the security has been segregated to cover TBA commitments.
(f)	Collateral received for securities on loan.
TBA	To Be Announced

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2015

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

U.S. Government Agency Notes and Bonds, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2015

To Be Announced Transactions

The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

Dollar Rolls

The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	281,137,529

Gross unrealized appreciation on investments		10,134,627
Gross unrealized depreciation on investments		(504,531)

Net unrealized appreciation on investments	$	9,630,096

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

March 31, 2015

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $2,234,093 and received collateral of $2,280,500 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
327,820	Great-West Federated Bond Fund Initial Class(a)	$3,547,011
350,871	Great-West Loomis Sayles Bond Fund Initial Class(a)	4,617,459
269,955	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,302,721
273,490	Great-West Short Duration Bond Fund Initial Class(a)	2,827,882
500,323	Great-West Templeton Global Bond Fund Initial Class(a)	4,532,929
290,057	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	3,544,494

TOTAL BOND MUTUAL FUNDS — 47.61% (Cost $21,748,793)		$21,372,496

EQUITY MUTUAL FUNDS
61,310	Great-West American Century Growth Fund Initial Class(a)	710,586
166,972	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,077,129
27,597	Great-West Invesco Small Cap Value Fund Initial Class(a)	309,915
12,145	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	311,269
77,795	Great-West MFS International Growth Fund Initial Class(a)	924,206
160,038	Great-West MFS International Value Fund Initial Class(a)	1,891,644

Shares			Fair Value

Equity Mutual Funds — (continued)
73,148		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$707,344
121,948		Great-West Putnam Equity Income Fund Initial Class(a)	1,721,900
170,510		Great-West Real Estate Index Fund Initial Class(a)	2,230,266
12,831		Great-West Small Cap Growth Fund Initial Class(a)	247,259
90,596		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,724,045
23,227		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	543,986

TOTAL EQUITY MUTUAL FUNDS — 29.85% (Cost $12,393,389)			$13,399,549

Account Balance

FIXED INTEREST CONTRACT
10,126,812	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	10,126,812

TOTAL FIXED INTEREST CONTRACT — 22.56% (Cost $10,126,812)			$10,126,812

TOTAL INVESTMENTS — 100.02% (Cost $44,268,994)			$44,898,857

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(9,818)

TOTAL NET ASSETS — 100.00%			$44,889,039

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
490,546	Great-West Federated Bond Fund Initial Class(a)	$5,307,703
523,931	Great-West Loomis Sayles Bond Fund Initial Class(a)	6,894,936
403,044	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,437,963
51,361	Great-West Short Duration Bond Fund Initial Class(a)	531,071
751,383	Great-West Templeton Global Bond Fund Initial Class(a)	6,807,535
434,531	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	5,309,965

TOTAL BOND MUTUAL FUNDS — 33.21% (Cost $28,886,124)		$28,289,173

EQUITY MUTUAL FUNDS
188,005	Great-West American Century Growth Fund Initial Class(a)	2,178,978
512,440	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,374,748
85,120	Great-West Invesco Small Cap Value Fund Initial Class(a)	955,898
37,504	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	961,222
239,331	Great-West MFS International Growth Fund Initial Class(a)	2,843,248
489,653	Great-West MFS International Value Fund Initial Class(a)	5,787,705

Shares			Fair Value

Equity Mutual Funds — (continued)
223,905		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$2,165,158
374,141		Great-West Putnam Equity Income Fund Initial Class(a)	5,282,873
290,764		Great-West Real Estate Index Fund Initial Class(a)	3,803,197
40,003		Great-West Small Cap Growth Fund Initial Class(a)	770,868
278,247		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	5,295,037
71,697		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,679,155

TOTAL EQUITY MUTUAL FUNDS — 44.73% (Cost $35,086,788)			$38,098,087

Account Balance

FIXED INTEREST CONTRACT
18,807,268	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	18,807,268

TOTAL FIXED INTEREST CONTRACT — 22.08% (Cost $18,807,268)			$18,807,268

TOTAL INVESTMENTS — 100.02% (Cost $82,780,180)			$85,194,528

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(18,614)

TOTAL NET ASSETS — 100.00%			$85,175,914

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
834,346	Great-West Federated Bond Fund Initial Class(a)	$9,027,621
892,207	Great-West Loomis Sayles Bond Fund Initial Class(a)	11,741,444
686,262	Great-West Putnam High Yield Bond Fund Initial Class(a)	5,853,818
87,206	Great-West Short Duration Bond Fund Initial Class(a)	901,712
1,276,700	Great-West Templeton Global Bond Fund Initial Class(a)	11,566,905
738,983	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	9,030,370

TOTAL BOND MUTUAL FUNDS — 24.26% (Cost $48,883,254)		$48,121,870

EQUITY MUTUAL FUNDS
605,688	Great-West American Century Growth Fund Initial Class(a)	7,019,922
1,646,875	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	20,487,122
273,840	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,075,224
120,922	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,099,224
771,225	Great-West MFS International Growth Fund Initial Class(a)	9,162,154
1,580,638	Great-West MFS International Value Fund Initial Class(a)	18,683,138

Shares			Fair Value

Equity Mutual Funds — (continued)
720,279		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$6,965,103
1,205,212		Great-West Putnam Equity Income Fund Initial Class(a)	17,017,597
599,304		Great-West Real Estate Index Fund Initial Class(a)	7,838,897
128,020		Great-West Small Cap Growth Fund Initial Class(a)	2,466,937
895,985		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	17,050,594
230,820		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	5,405,816

TOTAL EQUITY MUTUAL FUNDS — 59.64% (Cost $107,048,650)			$118,271,728

Account Balance

FIXED INTEREST CONTRACT
31,970,099	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	31,970,099

TOTAL FIXED INTEREST CONTRACT — 16.12% (Cost $31,970,099)			$31,970,099

TOTAL INVESTMENTS — 100.02% (Cost $187,902,003)			$198,363,697

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(43,387)

TOTAL NET ASSETS — 100.00%			$198,320,310

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
488,642	Great-West Federated Bond Fund Initial Class(a)	$5,287,109
521,600	Great-West Loomis Sayles Bond Fund Initial Class(a)	6,864,255
401,463	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,424,481
354,544	Great-West Short Duration Bond Fund Initial Class(a)	3,665,987
744,205	Great-West Templeton Global Bond Fund Initial Class(a)	6,742,496
432,795	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	5,288,755

TOTAL BOND MUTUAL FUNDS — 18.24% (Cost $31,854,366)		$31,273,083

EQUITY MUTUAL FUNDS
650,886	Great-West American Century Growth Fund Initial Class(a)	7,543,767
1,769,554	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	22,013,253
293,892	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,300,409
129,674	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,323,547
829,002	Great-West MFS International Growth Fund Initial Class(a)	9,848,545
1,700,499	Great-West MFS International Value Fund Initial Class(a)	20,099,899

Shares			Fair Value

Equity Mutual Funds — (continued)
773,223		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,477,061
1,296,576		Great-West Putnam Equity Income Fund Initial Class(a)	18,307,652
454,329		Great-West Real Estate Index Fund Initial Class(a)	5,942,622
137,605		Great-West Small Cap Growth Fund Initial Class(a)	2,651,648
964,155		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	18,347,860
247,661		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	5,800,230

TOTAL EQUITY MUTUAL FUNDS — 72.69% (Cost $108,182,794)			$124,656,493

Account Balance

FIXED INTEREST CONTRACT
15,591,717	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	15,591,717

TOTAL FIXED INTEREST CONTRACT — 9.09% (Cost $15,591,717)			$15,591,717

TOTAL INVESTMENTS — 100.02% (Cost $155,628,877)			$171,521,293

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(37,550)

TOTAL NET ASSETS — 100.00%			$171,483,743

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

EQUITY MUTUAL FUNDS
503,318	Great-West American Century Growth Fund Initial Class(a)	$5,833,453
1,367,015	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,005,672
227,259	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,552,113
99,759	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,556,836
640,804	Great-West MFS International Growth Fund Initial Class(a)	7,612,752
1,312,899	Great-West MFS International Value Fund Initial Class(a)	15,518,461
600,587	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,807,675
1,000,385	Great-West Putnam Equity Income Fund Initial Class(a)	14,125,432

Shares		Fair Value

Equity Mutual Funds — (continued)
216,753	Great-West Real Estate Index Fund Initial Class(a)	$2,835,135
105,824	Great-West Small Cap Growth Fund Initial Class(a)	2,039,223
742,965	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	14,138,629
189,960	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,448,873

TOTAL EQUITY MUTUAL FUNDS — 100.02% (Cost $84,367,230)		$94,474,254

TOTAL INVESTMENTS — 100.02% (Cost $84,367,230)		$94,474,254

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(20,701)

TOTAL NET ASSETS — 100.00%		$94,453,553

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2015

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2015:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund

Beginning Balance, January 1, 2015	$10,099,462	$18,184,679	$31,417,146	$14,942,869
Total realized gains (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	36,925	67,588	115,107	55,489
Purchases	269,978	776,696	1,198,469	902,980
Sales	(279,553)	(221,695)	(760,623)	(309,621)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, March 31, 2015	$10,126,812	$18,807,268	$31,970,099	$15,591,717

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

March 31, 2015

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West Conservative Profile I Fund	$44,148,508	$1,570,838	$(820,489)	$750,349
Great-West Moderately Conservative Profile I Fund	82,567,002	4,179,957	(1,552,431)	2,627,526
Great-West Moderate Profile I Fund	187,902,586	13,439,395	(2,978,284)	10,461,111
Great-West Moderately Aggressive Profile I Fund	156,280,460	17,526,616	(2,285,783)	15,240,833
Great-West Aggressive Profile I Fund	85,258,937	10,539,567	(1,324,250)	9,215,317

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

March 31, 2015

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	61,310	$813,297	$32,429	$154,871	$3,423	$—	$710,586
Great-West Federated Bond Fund Initial Class	327,820	3,688,314	109,344	285,159	6,562	17,770	3,547,011
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	166,972	1,878,785	279,432	122,991	23,000	—	2,077,129
Great-West Invesco Small Cap Value Fund Initial Class	27,597	336,576	12,477	52,841	(6,876)	—	309,915
Great-West Life & Annuity Contract	10,126,812	10,099,462	269,978	279,553	—	36,925	10,126,812
Great-West Loomis Sayles Bond Fund Initial Class	350,871	4,051,169	669,178	95,999	(5,976)	—	4,617,459
Great-West Loomis Sayles Small Cap Value Fund Initial Class	12,145	336,876	11,603	55,218	(4,061)	—	311,269
Great-West MFS International Growth Fund Initial Class	77,795	959,972	23,191	97,658	16,553	—	924,206
Great-West MFS International Value Fund Initial Class	160,038	1,947,191	37,363	165,134	54,706	—	1,891,644
Great-West Multi-Manager Large Cap Growth Fund Initial Class	73,148	813,246	33,742	151,855	13,226	—	707,344
Great-West Putnam Equity Income Fund Initial Class	121,948	1,646,483	181,275	98,159	33,578	—	1,721,900
Great-West Putnam High Yield Bond Fund Initial Class	269,955	1,840,943	485,879	78,358	1,731	—	2,302,721
Great-West Real Estate Index Fund Initial Class	170,510	2,226,255	196,671	274,970	24,776	—	2,230,266
Great-West Short Duration Bond Fund Initial Class	273,490	2,921,562	84,022	187,852	1,108	7,088	2,827,882
Great-West Small Cap Growth Fund Initial Class	12,831	336,059	12,341	147,201	(35,000)	—	247,259
Great-West T. Rowe Price Equity Income Fund Initial Class	90,596	1,647,179	198,180	73,893	32,646	—	1,724,045
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	23,227	469,185	95,046	42,915	15,036	—	543,986
Great-West Templeton Global Bond Fund Initial Class	500,323	4,957,830	171,175	631,813	(25,458)	—	4,532,929
Great-West U.S. Government Mortgage Securities Fund Initial Class	290,057	3,869,625	116,558	480,228	(9,824)	17,499	3,544,494

					$139,150	$79,282	$44,898,857

March 31, 2015

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	188,005	$2,472,082	$91,010	$439,481	$13,785	$—	$2,178,978
Great-West Federated Bond Fund Initial Class	490,546	5,464,360	217,465	430,011	5,350	26,528	5,307,703
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	512,440	5,692,756	804,380	266,935	49,409	—	6,374,748
Great-West Invesco Small Cap Value Fund Initial Class	85,120	1,022,398	37,459	122,717	1,779	—	955,898
Great-West Life & Annuity Contract	18,807,268	18,184,679	776,696	221,695	—	67,588	18,807,268
Great-West Loomis Sayles Bond Fund Initial Class	523,931	6,029,218	937,594	55,519	(3,523)	—	6,894,936
Great-West Loomis Sayles Small Cap Value Fund Initial Class	37,504	1,025,295	31,243	115,976	21,605	—	961,222
Great-West MFS International Growth Fund Initial Class	239,331	2,873,043	82,211	234,914	43,717	—	2,843,248
Great-West MFS International Value Fund Initial Class	489,653	5,749,903	185,082	372,971	155,903	—	5,787,705
Great-West Multi-Manager Large Cap Growth Fund Initial Class	223,905	2,406,472	134,151	399,987	52,510	—	2,165,158
Great-West Putnam Equity Income Fund Initial Class	374,141	4,964,939	504,719	185,738	77,533	—	5,282,873
Great-West Putnam High Yield Bond Fund Initial Class	403,044	2,732,046	653,677	28,815	637	—	3,437,963
Great-West Real Estate Index Fund Initial Class	290,764	3,661,865	382,717	383,877	33,971	—	3,803,197
Great-West Short Duration Bond Fund Initial Class	51,361	—	535,634	5,090	2	1,328	531,071
Great-West Small Cap Growth Fund Initial Class	40,003	1,021,453	45,849	442,451	(111,780)	—	770,868
Great-West T. Rowe Price Equity Income Fund Initial Class	278,247	4,959,373	550,347	129,351	38,516	—	5,295,037
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	71,697	1,418,048	273,653	91,096	35,384	—	1,679,155
Great-West Templeton Global Bond Fund Initial Class	751,383	7,377,627	308,680	932,772	(38,621)	—	6,807,535
Great-West U.S. Government Mortgage Securities Fund Initial Class	434,531	5,733,335	235,240	719,120	(17,602)	26,117	5,309,965

					$358,575	$121,561	$85,194,528

March 31, 2015

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	605,688	$7,936,092	$105,786	$1,055,085	$188,569	$—	$7,019,922
Great-West Federated Bond Fund Initial Class	834,346	9,434,302	413,453	919,183	6,726	44,958	9,027,621
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,646,875	18,361,150	2,214,462	598,406	111,374	—	20,487,122
Great-West Invesco Small Cap Value Fund Initial Class	273,840	3,296,614	34,951	281,094	40,886	—	3,075,224
Great-West Life & Annuity Contract	31,970,099	31,417,146	1,198,469	760,623	—	115,107	31,970,099
Great-West Loomis Sayles Bond Fund Initial Class	892,207	10,367,480	1,554,104	151,819	(5,636)	—	11,741,444
Great-West Loomis Sayles Small Cap Value Fund Initial Class	120,922	3,299,583	30,279	292,592	75,161	—	3,099,224
Great-West MFS International Growth Fund Initial Class	771,225	9,298,380	103,690	731,346	44,867	—	9,162,154
Great-West MFS International Value Fund Initial Class	1,580,638	18,899,323	141,278	1,126,085	464,033	—	18,683,138
Great-West Multi-Manager Large Cap Growth Fund Initial Class	720,279	7,920,129	115,274	1,024,652	288,412	—	6,965,103
Great-West Putnam Equity Income Fund Initial Class	1,205,212	16,051,897	1,286,384	393,954	164,550	—	17,017,597
Great-West Putnam High Yield Bond Fund Initial Class	686,262	4,717,936	1,127,116	127,318	3,101	—	5,853,818
Great-West Real Estate Index Fund Initial Class	599,304	7,733,181	607,623	798,655	74,954	—	7,838,897
Great-West Short Duration Bond Fund Initial Class	87,206	—	912,912	12,108	—	2,246	901,712
Great-West Small Cap Growth Fund Initial Class	128,020	3,293,641	36,719	1,122,807	(151,152)	—	2,466,937
Great-West T. Rowe Price Equity Income Fund Initial Class	895,985	16,065,833	1,450,617	200,937	102,016	—	17,050,594
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	230,820	4,581,536	804,078	248,890	96,716	—	5,405,816
Great-West Templeton Global Bond Fund Initial Class	1,276,700	12,719,433	603,299	1,872,839	(89,477)	—	11,566,905
Great-West U.S. Government Mortgage Securities Fund Initial Class	738,983	9,903,130	423,154	1,398,183	(28,046)	44,278	9,030,370

					$1,387,054	$206,589	$198,363,697

March 31, 2015

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	650,886	$8,311,080	$128,361	$1,027,845	$99,370	$—	$7,543,767
Great-West Federated Bond Fund Initial Class	488,642	5,987,194	376,581	1,127,905	15,472	26,349	5,287,109
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,769,554	19,254,350	2,500,557	274,686	118,270	—	22,013,253
Great-West Invesco Small Cap Value Fund Initial Class	293,892	3,472,287	81,558	323,529	(855)	—	3,300,409
Great-West Life & Annuity Contract	15,591,717	14,942,869	902,980	309,621	—	55,489	15,591,717
Great-West Loomis Sayles Bond Fund Initial Class	521,600	6,576,912	386,010	82,564	(5,245)	—	6,864,255
Great-West Loomis Sayles Small Cap Value Fund Initial Class	129,674	3,478,322	44,432	236,485	107,326	—	3,323,547
Great-West MFS International Growth Fund Initial Class	829,002	9,766,481	171,667	556,693	94,697	—	9,848,545
Great-West MFS International Value Fund Initial Class	1,700,499	19,832,881	300,954	822,573	504,069	—	20,099,899
Great-West Multi-Manager Large Cap Growth Fund Initial Class	773,223	8,304,953	110,738	1,138,478	54,026	—	7,477,061
Great-West Putnam Equity Income Fund Initial Class	1,296,576	16,833,880	1,388,584	115,790	47,678	—	18,307,652
Great-West Putnam High Yield Bond Fund Initial Class	401,463	2,992,700	422,653	68,587	1,403	—	3,424,481
Great-West Real Estate Index Fund Initial Class	454,329	5,726,978	572,716	576,688	53,950	—	5,942,622
Great-West Short Duration Bond Fund Initial Class	354,544	—	3,706,820	44,489	14	9,138	3,665,987
Great-West Small Cap Growth Fund Initial Class	137,605	3,463,887	52,625	1,015,487	(35,512)	—	2,651,648
Great-West T. Rowe Price Equity Income Fund Initial Class	964,155	16,841,836	1,804,376	65,236	56,111	—	18,347,860
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	247,661	4,807,255	828,633	136,731	85,292	—	5,800,230
Great-West Templeton Global Bond Fund Initial Class	744,205	8,066,994	488,864	1,883,757	(55,110)	—	6,742,496
Great-West U.S. Government Mortgage Securities Fund Initial Class	432,795	6,281,142	378,557	1,436,515	(18,396)	25,958	5,288,755

					$1,122,560	$116,934	$171,521,293

March 31, 2015

Great-West Aggressive Profile I Fund
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	503,318	$6,415,463	$137,040	$816,406	$80,311	$—	$5,833,453
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,367,015	14,899,180	2,020,420	292,803	118,832	—	17,005,672
Great-West Invesco Small Cap Value Fund Initial Class	227,259	2,680,365	73,267	252,517	2,093	—	2,552,113
Great-West Loomis Sayles Small Cap Value Fund Initial Class	99,759	2,687,822	16,666	184,480	74,285	—	2,556,836
Great-West MFS International Growth Fund Initial Class	640,804	7,562,102	190,924	495,546	78,244	—	7,612,752
Great-West MFS International Value Fund Initial Class	1,312,899	15,368,215	415,364	869,138	395,391	—	15,518,461
Great-West Multi-Manager Large Cap Growth Fund Initial Class	600,587	6,418,028	164,027	1,011,050	(42,198)	—	5,807,675
Great-West Putnam Equity Income Fund Initial Class	1,000,385	13,033,212	1,067,164	115,472	46,516	—	14,125,432
Great-West Real Estate Index Fund Initial Class	216,753	2,726,847	352,890	347,337	28,627	—	2,835,135
Great-West Small Cap Growth Fund Initial Class	105,824	2,672,089	42,541	844,526	(81,719)	—	2,039,223
Great-West T. Rowe Price Equity Income Fund Initial Class	742,965	13,046,773	1,395,709	108,842	54,548	—	14,138,629
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	189,960	3,715,428	664,798	141,575	85,533	—	4,448,873

					$840,463	$—	$94,474,254

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
3,207,863	Great-West Federated Bond Fund Initial Class(a)	$34,709,072
3,439,967	Great-West Loomis Sayles Bond Fund Initial Class(a)	45,269,972
2,642,757	Great-West Putnam High Yield Bond Fund Initial Class(a)	22,542,717
2,675,792	Great-West Short Duration Bond Fund Initial Class(a)	27,667,690
4,904,611	Great-West Templeton Global Bond Fund Initial Class(a)	44,435,776
2,840,476	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	34,710,621

TOTAL BOND MUTUAL FUNDS — 47.62% (Cost $213,020,849)		$209,335,848

EQUITY MUTUAL FUNDS
599,394	Great-West American Century Growth Fund Initial Class(a)	6,946,976
1,632,963	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	20,314,062
269,852	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,030,438
118,907	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,047,584
763,492	Great-West MFS International Growth Fund Initial Class(a)	9,070,285
1,567,847	Great-West MFS International Value Fund Initial Class(a)	18,531,953

Shares			Fair Value

Equity Mutual Funds — (continued)
715,370		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$6,917,625
1,192,774		Great-West Putnam Equity Income Fund Initial Class(a)	16,841,963
1,666,990		Great-West Real Estate Index Fund Initial Class(a)	21,804,231
125,464		Great-West Small Cap Growth Fund Initial Class(a)	2,417,688
887,448		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	16,888,144
228,034		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	5,340,560

TOTAL EQUITY MUTUAL FUNDS — 29.84% (Cost $121,195,422)			$131,151,509

Account Balance

FIXED INTEREST CONTRACT
99,103,323	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	99,103,323

TOTAL FIXED INTEREST CONTRACT — 22.55% (Cost $99,103,323)			$99,103,323

TOTAL INVESTMENTS — 100.01% (Cost $433,319,594)			$439,590,680

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(60,730)

TOTAL NET ASSETS — 100.00%			$439,529,950

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
939,298	Great-West Federated Bond Fund Initial Class(a)	$10,163,202
1,006,191	Great-West Loomis Sayles Bond Fund Initial Class(a)	13,241,480
772,196	Great-West Putnam High Yield Bond Fund Initial Class(a)	6,586,831
98,406	Great-West Short Duration Bond Fund Initial Class(a)	1,017,517
1,423,015	Great-West Templeton Global Bond Fund Initial Class(a)	12,892,516
831,084	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	10,155,848

TOTAL BOND MUTUAL FUNDS — 33.06% (Cost $55,049,690)		$54,057,394

EQUITY MUTUAL FUNDS
361,509	Great-West American Century Growth Fund Initial Class(a)	4,189,887
986,683	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	12,274,341
163,313	Great-West Invesco Small Cap Value Fund Initial Class(a)	1,834,001
71,766	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,839,347
461,314	Great-West MFS International Growth Fund Initial Class(a)	5,480,411
945,210	Great-West MFS International Value Fund Initial Class(a)	11,172,381

Shares			Fair Value

Equity Mutual Funds — (continued)
431,208		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$4,169,783
720,368		Great-West Putnam Equity Income Fund Initial Class(a)	10,171,598
560,198		Great-West Real Estate Index Fund Initial Class(a)	7,327,395
76,498		Great-West Small Cap Growth Fund Initial Class(a)	1,474,105
535,273		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	10,186,249
137,201		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,213,253

TOTAL EQUITY MUTUAL FUNDS — 44.86% (Cost $69,409,826)			$73,332,751

Account Balance

FIXED INTEREST CONTRACT
36,113,402	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	36,113,402

TOTAL FIXED INTEREST CONTRACT — 22.09% (Cost $36,113,402)			$36,113,402

TOTAL INVESTMENTS — 100.01% (Cost $160,572,918)			$163,503,547

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(21,828)

TOTAL NET ASSETS — 100.00%			$163,481,719

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
4,947,134	Great-West Federated Bond Fund Initial Class(a)	$53,527,990
5,302,522	Great-West Loomis Sayles Bond Fund Initial Class(a)	69,781,194
4,072,462	Great-West Putnam High Yield Bond Fund Initial Class(a)	34,738,099
517,313	Great-West Short Duration Bond Fund Initial Class(a)	5,349,012
7,505,289	Great-West Templeton Global Bond Fund Initial Class(a)	67,997,921
4,379,040	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	53,511,872

TOTAL BOND MUTUAL FUNDS — 24.15% (Cost $290,403,430)		$284,906,088

EQUITY MUTUAL FUNDS
3,615,297	Great-West American Century Growth Fund Initial Class(a)	41,901,290
9,834,991	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	122,347,286
1,631,813	Great-West Invesco Small Cap Value Fund Initial Class(a)	18,325,255
718,910	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	18,425,675
4,582,421	Great-West MFS International Growth Fund Initial Class(a)	54,439,156
9,401,798	Great-West MFS International Value Fund Initial Class(a)	111,129,252

Shares			Fair Value

Equity Mutual Funds — (continued)
4,295,418		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$41,536,696
7,195,725		Great-West Putnam Equity Income Fund Initial Class(a)	101,603,639
3,580,639		Great-West Real Estate Index Fund Initial Class(a)	46,834,754
761,627		Great-West Small Cap Growth Fund Initial Class(a)	14,676,561
5,348,992		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	101,791,317
1,373,369		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	32,164,310

TOTAL EQUITY MUTUAL FUNDS — 59.76% (Cost $623,189,059)			$705,175,191

Account Balance

FIXED INTEREST CONTRACT
189,922,848	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	189,922,848

TOTAL FIXED INTEREST CONTRACT — 16.10% (Cost $189,922,848)			$189,922,848

TOTAL INVESTMENTS — 100.01% (Cost $1,103,515,337)			$1,180,004,127

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(123,410)

TOTAL NET ASSETS — 100.00%			$1,179,880,717

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,136,830	Great-West Federated Bond Fund Initial Class(a)	$12,300,496
1,217,139	Great-West Loomis Sayles Bond Fund Initial Class(a)	16,017,554
935,192	Great-West Putnam High Yield Bond Fund Initial Class(a)	7,977,185
825,601	Great-West Short Duration Bond Fund Initial Class(a)	8,536,716
1,708,218	Great-West Templeton Global Bond Fund Initial Class(a)	15,476,460
1,006,436	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	12,298,646

TOTAL BOND MUTUAL FUNDS — 18.00% (Cost $73,772,374)		$72,607,057

EQUITY MUTUAL FUNDS
1,541,115	Great-West American Century Growth Fund Initial Class(a)	17,861,519
4,192,324	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	52,152,517
692,691	Great-West Invesco Small Cap Value Fund Initial Class(a)	7,778,915
305,238	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	7,823,253
1,951,364	Great-West MFS International Growth Fund Initial Class(a)	23,182,201
4,000,193	Great-West MFS International Value Fund Initial Class(a)	47,282,276

Shares			Fair Value

Equity Mutual Funds — (continued)
1,835,076		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$17,745,183
3,063,064		Great-West Putnam Equity Income Fund Initial Class(a)	43,250,462
1,077,967		Great-West Real Estate Index Fund Initial Class(a)	14,099,812
323,970		Great-West Small Cap Growth Fund Initial Class(a)	6,242,903
2,277,617		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	43,343,061
584,758		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	13,695,031

TOTAL EQUITY MUTUAL FUNDS — 72.99% (Cost $269,475,092)			$294,457,133

Account Balance

FIXED INTEREST CONTRACT
36,393,017	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	36,393,017

TOTAL FIXED INTEREST CONTRACT — 9.02% (Cost $36,393,017)			$36,393,017

TOTAL INVESTMENTS — 100.01% (Cost $379,640,483)			$403,457,207

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(43,965)

TOTAL NET ASSETS — 100.00%			$403,413,242

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

EQUITY MUTUAL FUNDS
3,736,188	Great-West American Century Growth Fund Initial Class(a)	$43,302,424
10,136,566	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	126,098,875
1,686,283	Great-West Invesco Small Cap Value Fund Initial Class(a)	18,936,959
741,794	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	19,012,186
4,747,667	Great-West MFS International Growth Fund Initial Class(a)	56,402,289
9,738,492	Great-West MFS International Value Fund Initial Class(a)	115,108,972
4,443,892	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	42,972,439
7,426,708	Great-West Putnam Equity Income Fund Initial Class(a)	104,865,121

Shares		Fair Value

Equity Mutual Funds — (continued)
1,602,166	Great-West Real Estate Index Fund Initial Class(a)	$20,956,328
786,607	Great-West Small Cap Growth Fund Initial Class(a)	15,157,912
5,516,156	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	104,972,442
1,414,004	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	33,115,977

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $623,364,244)		$700,901,924

TOTAL INVESTMENTS — 100.01% (Cost $623,364,244)		$700,901,924

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(68,960)

TOTAL NET ASSETS — 100.00%		$700,832,964

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2015

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2015:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund

Beginning Balance, January 1, 2015	$93,974,458	$32,404,093	$183,745,908	$33,205,777
Total realized gain (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	351,932	123,556	679,521	127,206
Purchases	6,791,142	4,992,931	9,433,846	3,965,894
Sales	(2,014,209)	(1,407,178)	(3,936,427)	(905,860)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, March 31, 2015	$99,103,323	$36,113,402	$189,922,848	$36,393,017

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

March 31, 2015

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

		Federal Tax Cost		Gross Unrealized Appreciation		Gross Unrealized Depreciation	Net Unrealized Appreciation

Great-West Conservative Profile II Fund	$	432,256,739	$	15,331,112	$	(7,997,171)	$7,333,941
Great-West Moderately Conservative Profile II Fund		160,980,243		5,780,927		(3,257,623)	2,523,304
Great-West Moderate Profile II Fund		1,103,314,200		95,334,817		(18,644,890)	76,689,927
Great-West Moderately Aggressive Profile II Fund		381,124,715		28,838,810		(6,506,318)	22,332,492
Great-West Aggressive Profile II Fund		636,273,915		77,629,740		(13,001,731)	64,628,009

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

March 31, 2015

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	599,394	$7,559,527	$613,204	$1,410,353	$32,951	$—	$6,946,976
Great-West Federated Bond Fund Initial Class	3,207,863	34,258,488	2,705,176	2,576,750	63,348	172,455	34,709,072
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,632,963	17,452,436	3,532,183	1,082,517	199,279	—	20,314,062
Great-West Invesco Small Cap Value Fund Initial Class	269,852	3,129,106	224,737	449,132	(59,696)	—	3,030,438
Great-West Life & Annuity Contract	99,103,323	93,974,458	6,791,142	2,014,209	—	351,932	99,103,323
Great-West Loomis Sayles Bond Fund Initial Class	3,439,967	37,671,625	8,630,998	969,594	(59,863)	—	45,269,972
Great-West Loomis Sayles Small Cap Value Fund Initial Class	118,907	3,129,065	199,217	450,842	(35,481)	—	3,047,584
Great-West MFS International Growth Fund Initial Class	763,492	8,896,503	665,086	875,698	136,840	—	9,070,285
Great-West MFS International Value Fund Initial Class	1,567,847	18,032,001	1,244,763	1,456,078	483,193	—	18,531,953
Great-West Multi-Manager Large Cap Growth Fund Initial Class	715,370	7,564,861	618,044	1,381,792	119,813	—	6,917,625
Great-West Putnam Equity Income Fund Initial Class	1,192,774	15,319,524	2,303,020	760,189	258,524	—	16,841,963
Great-West Putnam High Yield Bond Fund Initial Class	2,642,757	17,133,614	5,677,104	782,114	16,788	—	22,542,717
Great-West Real Estate Index Fund Initial Class	1,666,990	20,643,134	2,816,506	2,422,623	219,211	—	21,804,231
Great-West Short Duration Bond Fund Initial Class	2,675,792	27,161,496	1,989,309	1,582,012	7,666	68,809	27,667,690
Great-West Small Cap Growth Fund Initial Class	125,464	3,129,823	201,042	1,355,705	(336,727)	—	2,417,688
Great-West T. Rowe Price Equity Income Fund Initial Class	887,448	15,328,105	2,440,862	555,304	177,082	—	16,888,144
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	228,034	4,367,195	1,061,363	330,018	113,383	—	5,340,560
Great-West Templeton Global Bond Fund Initial Class	4,904,611	46,104,675	3,765,584	5,727,999	(189,966)	—	44,435,776
Great-West U.S. Government Mortgage Securities Fund Initial Class	2,840,476	35,971,819	2,680,059	4,290,663	(80,936)	169,884	34,710,621

					$1,065,409	$763,080	$439,590,680

March 31, 2015

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	361,509	$4,318,827	$532,421	$768,153	$16,323	$—	$4,189,887
Great-West Federated Bond Fund Initial Class	939,298	9,727,589	1,467,887	1,160,060	(19,346)	49,929	10,163,202
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	986,683	9,983,363	2,512,784	479,893	86,898	—	12,274,341
Great-West Invesco Small Cap Value Fund Initial Class	163,313	1,802,849	228,889	229,640	6,758	—	1,834,001
Great-West Life & Annuity Contract	36,113,402	32,404,093	4,992,931	1,407,178	—	123,556	36,113,402
Great-West Loomis Sayles Bond Fund Initial Class	1,006,191	10,693,127	3,018,029	464,515	(29,796)	—	13,241,480
Great-West Loomis Sayles Small Cap Value Fund Initial Class	71,766	1,806,755	207,553	231,135	23,596	—	1,839,347
Great-West MFS International Growth Fund Initial Class	461,314	5,088,643	624,677	462,147	68,488	—	5,480,411
Great-West MFS International Value Fund Initial Class	945,210	10,354,352	1,265,128	852,961	277,247	—	11,172,381
Great-West Multi-Manager Large Cap Growth Fund Initial Class	431,208	4,308,249	526,979	746,181	52,186	—	4,169,783
Great-West Putnam Equity Income Fund Initial Class	720,368	8,741,271	1,809,869	361,471	154,036	—	10,171,598
Great-West Putnam High Yield Bond Fund Initial Class	772,196	4,862,639	1,829,876	235,635	19,120	—	6,586,831
Great-West Real Estate Index Fund Initial Class	560,198	6,561,297	1,371,925	842,050	69,948	—	7,327,395
Great-West Short Duration Bond Fund Initial Class	98,406	—	1,041,759	25,282	4	2,498	1,017,517
Great-West Small Cap Growth Fund Initial Class	76,498	1,800,848	175,780	767,556	(201,721)	—	1,474,105
Great-West T. Rowe Price Equity Income Fund Initial Class	535,273	8,741,633	1,977,446	304,240	140,330	—	10,186,249
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	137,201	2,494,065	736,739	170,723	54,139	—	3,213,253
Great-West Templeton Global Bond Fund Initial Class	1,423,015	13,109,530	1,837,915	2,235,632	(154,253)	—	12,892,516
Great-West U.S. Government Mortgage Securities Fund Initial Class	831,084	10,216,868	1,476,490	1,659,406	(45,852)	49,160	10,155,848

					$518,105	$225,143	$163,503,547

March 31, 2015

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	3,615,297	$46,511,585	$1,613,807	$6,821,281	$710,742	$—	$41,901,290
Great-West Federated Bond Fund Initial Class	4,947,134	55,157,307	3,393,019	5,505,290	139,047	267,431	53,527,990
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	9,834,991	107,695,398	15,328,000	3,663,424	679,525	—	122,347,286
Great-West Invesco Small Cap Value Fund Initial Class	1,631,813	19,280,031	645,937	1,854,024	140,616	—	18,325,255
Great-West Life & Annuity Contract	189,922,848	183,745,908	9,433,846	3,936,427	—	679,521	189,922,848
Great-West Loomis Sayles Bond Fund Initial Class	5,302,522	60,641,060	10,598,796	1,345,333	(84,919)	—	69,781,194
Great-West Loomis Sayles Small Cap Value Fund Initial Class	718,910	19,291,099	666,334	1,604,483	743,217	—	18,425,675
Great-West MFS International Growth Fund Initial Class	4,582,421	54,628,174	1,492,338	3,870,825	967,339	—	54,439,156
Great-West MFS International Value Fund Initial Class	9,401,798	111,149,629	3,038,283	6,994,901	3,320,941	—	111,129,252
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,295,418	46,600,864	1,335,406	6,114,119	1,710,375	—	41,536,696
Great-West Putnam Equity Income Fund Initial Class	7,195,725	94,263,719	9,147,169	2,255,994	957,055	—	101,603,639
Great-West Putnam High Yield Bond Fund Initial Class	4,072,462	27,577,240	7,242,903	869,070	33,373	—	34,738,099
Great-West Real Estate Index Fund Initial Class	3,580,639	45,446,515	4,635,345	4,968,416	473,931	—	46,834,754
Great-West Short Duration Bond Fund Initial Class	517,313	—	5,446,984	103,294	63	13,366	5,349,012
Great-West Small Cap Growth Fund Initial Class	761,627	19,278,585	704,367	6,769,013	(815,730)	—	14,676,561
Great-West T. Rowe Price Equity Income Fund Initial Class	5,348,992	94,400,100	10,518,428	1,374,992	791,458	—	101,791,317
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,373,369	26,898,408	5,278,738	1,764,189	414,836	—	32,164,310
Great-West Templeton Global Bond Fund Initial Class	7,505,289	74,412,451	4,225,701	11,121,816	(321,371)	—	67,997,921
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,379,040	57,910,053	3,336,762	8,167,005	3,736	263,474	53,511,872

					$9,864,234	$1,223,792	$1,180,004,127

March 31, 2015

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	1,541,115	$19,015,970	$1,352,912	$2,762,349	$275,160	$—	$17,861,519
Great-West Federated Bond Fund Initial Class	1,136,830	13,305,172	1,453,563	2,625,707	(19,359)	61,340	12,300,496
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	4,192,324	43,570,712	8,173,439	913,564	162,660	—	52,152,517
Great-West Invesco Small Cap Value Fund Initial Class	692,691	7,839,353	590,820	713,653	101,974	—	7,778,915
Great-West Life & Annuity Contract	36,393,017	33,205,777	3,965,894	905,860	—	127,206	36,393,017
Great-West Loomis Sayles Bond Fund Initial Class	1,217,139	14,615,485	1,847,389	425,706	(26,646)	—	16,017,554
Great-West Loomis Sayles Small Cap Value Fund Initial Class	305,238	7,898,601	473,464	775,802	111,288	—	7,823,253
Great-West MFS International Growth Fund Initial Class	1,951,364	21,832,219	1,715,305	1,557,681	99,014	—	23,182,201
Great-West MFS International Value Fund Initial Class	4,000,193	44,267,516	3,560,438	2,425,557	1,084,470	—	47,282,276
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,835,076	18,521,178	1,406,384	2,274,027	488,436	—	17,745,183
Great-West Putnam Equity Income Fund Initial Class	3,063,064	37,678,666	5,807,002	573,038	235,443	—	43,250,462
Great-West Putnam High Yield Bond Fund Initial Class	935,192	6,645,349	1,374,449	200,115	24,483	—	7,977,185
Great-West Real Estate Index Fund Initial Class	1,077,967	12,770,554	2,179,449	1,332,308	125,961	—	14,099,812
Great-West Short Duration Bond Fund Initial Class	825,601	—	8,738,009	209,863	30	21,284	8,536,716
Great-West Small Cap Growth Fund Initial Class	323,970	7,822,208	442,564	2,611,187	(320,526)	—	6,242,903
Great-West T. Rowe Price Equity Income Fund Initial Class	2,277,617	37,647,974	6,716,321	415,723	207,280	—	43,343,061
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	584,758	10,816,741	2,563,643	477,965	95,442	—	13,695,031
Great-West Templeton Global Bond Fund Initial Class	1,708,218	17,934,914	1,845,385	4,676,737	(340,073)	—	15,476,460
Great-West U.S. Government Mortgage Securities Fund Initial Class	1,006,436	13,964,558	1,454,473	3,295,140	(70,625)	60,427	12,298,646

					$2,234,412	$270,257	$403,457,207

March 31, 2015

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	3,736,188	$47,858,448	$1,123,552	$6,376,836	$620,167	$—	$43,302,424
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	10,136,566	110,810,548	14,769,698	2,622,692	552,498	—	126,098,875
Great-West Invesco Small Cap Value Fund Initial Class	1,686,283	19,784,259	760,895	2,035,070	(26,497)	—	18,936,959
Great-West Loomis Sayles Small Cap Value Fund Initial Class	741,794	19,785,823	457,765	1,332,692	736,531	—	19,012,186
Great-West MFS International Growth Fund Initial Class	4,747,667	56,535,408	1,145,539	3,678,718	819,149	—	56,402,289
Great-West MFS International Value Fund Initial Class	9,738,492	114,881,811	2,143,181	6,428,400	2,887,471	—	115,108,972
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,443,892	47,858,538	1,112,788	8,095,476	(648,644)	—	42,972,439
Great-West Putnam Equity Income Fund Initial Class	7,426,708	97,210,794	8,066,601	1,281,302	525,345	—	104,865,121
Great-West Real Estate Index Fund Initial Class	1,602,166	20,382,182	2,393,810	2,584,713	210,868	—	20,956,328
Great-West Small Cap Growth Fund Initial Class	786,607	19,783,893	561,230	6,329,032	(482,605)	—	15,157,912
Great-West T. Rowe Price Equity Income Fund Initial Class	5,516,156	97,212,318	10,097,531	902,160	393,324	—	104,972,442
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,414,004	27,668,419	5,062,036	1,137,567	682,112	—	33,115,977

					$6,269,719	$—	$700,901,924

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
449,554	American Century Inflation Adjusted Bond Fund Investor Class	$5,286,750
1,940,226	Great-West Bond Index Fund Initial Class(a)	26,833,324
1,491,267	Great-West Federated Bond Fund Initial Class(a)	16,135,513
813,273	Great-West Loomis Sayles Bond Fund Initial Class(a)	10,702,670
1,600,433	Great-West Putnam High Yield Bond Fund Initial Class(a)	13,651,696
571,688	Great-West Short Duration Bond Fund Initial Class(a)	5,911,252
603,834	Great-West Templeton Global Bond Fund Initial Class(a)	5,470,739
920,857	Oppenheimer International Bond Fund Class A	5,451,474

TOTAL BOND MUTUAL FUNDS — 48.99% (Cost $90,619,238)		$89,443,418

EQUITY MUTUAL FUNDS
28,496	Allianz NFJ Small Cap Value Fund Class A	753,136
38,827	Cohen & Steers International Realty Fund Class A	449,230
205,918	Great-West American Century Growth Fund Initial Class(a)	2,386,588
358,610	Great-West Ariel Mid Cap Value Fund Initial Class(a)	606,051
189,169	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,353,267
423,162	Great-West International Index Fund Initial Class(a)	4,667,472
29,379	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	752,986
89,002	Great-West MFS International Growth Fund Initial Class(a)	1,057,346
109,404	Great-West MFS International Value Fund Initial Class(a)	1,293,158
244,543	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,364,734
206,717	Great-West Putnam Equity Income Fund Initial Class(a)	2,918,846
346,112	Great-West Real Estate Index Fund Initial Class(a)	4,527,140
581,840	Great-West S&P 500® Index Fund Initial Class(a)	10,572,031
296,503	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,575,036

Shares			Fair Value

Equity Mutual Funds — (continued)
177,451		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$2,329,933
153,618		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,923,354
47,698		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,117,089
19,105		Harbor International Fund Investor Class	1,295,700
22,446		Invesco Developing Markets Fund Class R5	659,463
64,465		Invesco Global Real Estate Fund Class R5	868,337
31,435		Invesco International Growth Fund Class R5	1,064,373
14,515		Invesco Small Cap Discovery Fund Class A	163,735
26,644		Janus Triton Fund Class S	658,639
90,758		Nuveen Real Estate Securities Fund Investor Class	2,266,230
43,712		Oppenheimer Developing Markets Fund Class A	1,531,664
1,913,179		PIMCO Real Return Fund Admin Class	21,159,761
79,430		T. Rowe Price Real Estate Fund Advisor Class	2,266,927
40,806		Third Avenue Real Estate Value Fund Institutional Class	1,323,348
19,940		Wells Fargo Advantage Common Stock Fund Class A	474,581

TOTAL EQUITY MUTUAL FUNDS — 43.48% (Cost $74,888,599)			$79,380,155

Account Balance

FIXED INTEREST CONTRACT
13,774,298	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,774,298

TOTAL FIXED INTEREST CONTRACT — 7.55% (Cost $13,774,298)			$13,774,298

TOTAL INVESTMENTS — 100.02% (Cost $179,282,135)			$182,597,871

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(31,126)

TOTAL NET ASSETS — 100.00%			$182,566,745

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,150,597	American Century Inflation Adjusted Bond Fund Investor Class	$25,291,023
9,293,426	Great-West Bond Index Fund Initial Class(a)	128,528,076
7,127,655	Great-West Federated Bond Fund Initial Class(a)	77,121,230
3,892,490	Great-West Loomis Sayles Bond Fund Initial Class(a)	51,225,167
7,663,271	Great-West Putnam High Yield Bond Fund Initial Class(a)	65,367,697
2,729,301	Great-West Short Duration Bond Fund Initial Class(a)	28,220,973
2,894,499	Great-West Templeton Global Bond Fund Initial Class(a)	26,224,162
4,405,865	Oppenheimer International Bond Fund Class A	26,082,723

TOTAL BOND MUTUAL FUNDS — 42.01% (Cost $434,993,254)		$428,061,051

EQUITY MUTUAL FUNDS
217,176	Allianz NFJ Small Cap Value Fund Class A	5,739,950
252,784	Cohen & Steers International Realty Fund Class A	2,924,715
1,549,149	Great-West American Century Growth Fund Initial Class(a)	17,954,631
2,664,209	Great-West Ariel Mid Cap Value Fund Initial Class(a)	4,502,512
1,428,705	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,773,094
3,204,916	Great-West International Index Fund Initial Class(a)	35,350,227
223,956	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,739,994
672,662	Great-West MFS International Growth Fund Initial Class(a)	7,991,221
819,497	Great-West MFS International Value Fund Initial Class(a)	9,686,457
1,850,039	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	17,889,878
1,552,994	Great-West Putnam Equity Income Fund Initial Class(a)	21,928,280
2,136,735	Great-West Real Estate Index Fund Initial Class(a)	27,948,498
4,384,799	Great-West S&P 500® Index Fund Initial Class(a)	79,671,804
2,233,760	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	34,466,910

Shares			Fair Value

Equity Mutual Funds — (continued)
1,334,536		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$17,522,459
1,153,898		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	21,958,668
362,464		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	8,488,908
142,889		Harbor International Fund Investor Class	9,690,728
170,795		Invesco Developing Markets Fund Class R5	5,017,964
428,877		Invesco Global Real Estate Fund Class R5	5,776,973
236,297		Invesco International Growth Fund Class R5	8,001,030
108,511		Invesco Small Cap Discovery Fund Class A	1,224,007
198,409		Janus Triton Fund Class S	4,904,665
560,968		Nuveen Real Estate Securities Fund Investor Class	14,007,361
328,483		Oppenheimer Developing Markets Fund Class A	11,510,053
9,162,110		PIMCO Real Return Fund Admin Class	101,332,938
489,947		T. Rowe Price Real Estate Fund Advisor Class	13,983,081
269,268		Third Avenue Real Estate Value Fund Institutional Class	8,732,354
150,124		Wells Fargo Advantage Common Stock Fund Class A	3,572,961

TOTAL EQUITY MUTUAL FUNDS — 51.55% (Cost $479,935,084)			$525,292,321

Account Balance

FIXED INTEREST CONTRACT
65,878,305	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	65,878,305

TOTAL FIXED INTEREST CONTRACT — 6.46% (Cost $65,878,305)			$65,878,305

TOTAL INVESTMENTS — 100.02% (Cost $980,806,643)			$1,019,231,677

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(176,909)

TOTAL NET ASSETS — 100.00%			$1,019,054,768

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
89,317	American Century Inflation Adjusted Bond Fund Investor Class	$1,050,369
383,956	Great-West Bond Index Fund Initial Class(a)	5,310,112
295,121	Great-West Federated Bond Fund Initial Class(a)	3,193,214
161,542	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,125,890
316,236	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,697,497
112,770	Great-West Short Duration Bond Fund Initial Class(a)	1,166,042
117,750	Great-West Templeton Global Bond Fund Initial Class(a)	1,066,811
182,096	Oppenheimer International Bond Fund Class A	1,078,006

TOTAL BOND MUTUAL FUNDS — 35.37% (Cost $17,825,835)		$17,687,941

EQUITY MUTUAL FUNDS
13,061	Allianz NFJ Small Cap Value Fund Class A	345,201
14,676	Cohen & Steers International Realty Fund Class A	169,804
94,392	Great-West American Century Growth Fund Initial Class(a)	1,094,003
159,854	Great-West Ariel Mid Cap Value Fund Initial Class(a)	270,153
87,148	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,084,121
197,590	Great-West International Index Fund Initial Class(a)	2,179,422
13,467	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	345,150
41,192	Great-West MFS International Growth Fund Initial Class(a)	489,363
51,253	Great-West MFS International Value Fund Initial Class(a)	605,816
113,048	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,093,171
94,839	Great-West Putnam Equity Income Fund Initial Class(a)	1,339,121
114,518	Great-West Real Estate Index Fund Initial Class(a)	1,497,891
268,047	Great-West S&P 500® Index Fund Initial Class(a)	4,870,407
135,418	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,089,498

Shares			Fair Value

Equity Mutual Funds — (continued)
81,099		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$1,064,830
70,379		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,339,321
21,810		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	510,794
8,840		Harbor International Fund Investor Class	599,513
10,220		Invesco Developing Markets Fund Class R5	300,269
24,494		Invesco Global Real Estate Fund Class R5	329,934
14,464		Invesco International Growth Fund Class R5	489,747
6,646		Invesco Small Cap Discovery Fund Class A	74,970
12,137		Janus Triton Fund Class S	300,032
30,141		Nuveen Real Estate Securities Fund Investor Class	752,630
19,980		Oppenheimer Developing Markets Fund Class A	700,089
379,273		PIMCO Real Return Fund Admin Class	4,194,761
26,246		T. Rowe Price Real Estate Fund Advisor Class	749,051
15,408		Third Avenue Real Estate Value Fund Institutional Class	499,668
9,243		Wells Fargo Advantage Common Stock Fund Class A	219,981

TOTAL EQUITY MUTUAL FUNDS — 59.19% (Cost $29,534,551)			$29,598,711

Account Balance

FIXED INTEREST CONTRACT
2,726,607	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,726,607

TOTAL FIXED INTEREST CONTRACT — 5.46% (Cost $2,726,607)			$2,726,607

TOTAL INVESTMENTS — 100.02% (Cost $50,086,993)			$50,013,259

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(8,096)

TOTAL NET ASSETS — 100.00%			$50,005,163

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
376,274	American Century Inflation Adjusted Bond Fund Investor Class	$4,424,982
3,008,715	Great-West Bond Index Fund Initial Class(a)	41,610,533
2,308,619	Great-West Federated Bond Fund Initial Class(a)	24,979,262
1,261,012	Great-West Loomis Sayles Bond Fund Initial Class(a)	16,594,913
2,456,842	Great-West Putnam High Yield Bond Fund Initial Class(a)	20,956,864
479,063	Great-West Short Duration Bond Fund Initial Class(a)	4,953,510
986,456	Great-West Templeton Global Bond Fund Initial Class(a)	8,937,294
1,533,573	Oppenheimer International Bond Fund Class A	9,078,751

TOTAL BOND MUTUAL FUNDS — 45.58% (Cost $133,263,061)		$131,536,109

EQUITY MUTUAL FUNDS
75,724	Allianz NFJ Small Cap Value Fund Class A	2,001,388
61,751	Cohen & Steers International Realty Fund Class A	714,461
454,716	Great-West American Century Growth Fund Initial Class(a)	5,270,153
772,011	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,304,699
419,563	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,219,363
1,103,030	Great-West International Index Fund Initial Class(a)	12,166,421
78,085	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,001,331
230,696	Great-West MFS International Growth Fund Initial Class(a)	2,740,663
283,177	Great-West MFS International Value Fund Initial Class(a)	3,347,150
540,053	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,222,308
455,571	Great-West Putnam Equity Income Fund Initial Class(a)	6,432,660
511,619	Great-West Real Estate Index Fund Initial Class(a)	6,691,978
1,285,796	Great-West S&P 500® Index Fund Initial Class(a)	23,362,915
652,005	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,060,440

Shares			Fair Value

Equity Mutual Funds — (continued)
464,388		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$6,097,414
338,813		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,447,613
105,929		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,480,847
49,457		Harbor International Fund Investor Class	3,354,181
68,081		Invesco Developing Markets Fund Class R5	2,000,221
104,811		Invesco Global Real Estate Fund Class R5	1,411,809
81,483		Invesco International Growth Fund Class R5	2,759,021
38,416		Invesco Small Cap Discovery Fund Class A	433,333
69,115		Janus Triton Fund Class S	1,708,514
134,156		Nuveen Real Estate Securities Fund Investor Class	3,349,868
132,896		Oppenheimer Developing Markets Fund Class A	4,656,667
1,607,355		PIMCO Real Return Fund Admin Class	17,777,350
117,404		T. Rowe Price Real Estate Fund Advisor Class	3,350,713
66,718		Third Avenue Real Estate Value Fund Institutional Class	2,163,657
43,752		Wells Fargo Advantage Common Stock Fund Class A	1,041,307

TOTAL EQUITY MUTUAL FUNDS — 50.44% (Cost $133,843,721)			$145,568,445

Account Balance

FIXED INTEREST CONTRACT
11,549,203	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,549,203

TOTAL FIXED INTEREST CONTRACT — 4.00% (Cost $11,549,203)			$11,549,203

TOTAL INVESTMENTS — 100.02% (Cost $278,655,985)			$288,653,757

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(49,394)

TOTAL NET ASSETS — 100.00%			$288,604,363

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,660,685	American Century Inflation Adjusted Bond Fund Investor Class	$19,529,661
13,251,196	Great-West Bond Index Fund Initial Class(a)	183,264,041
10,181,658	Great-West Federated Bond Fund Initial Class(a)	110,165,536
5,558,174	Great-West Loomis Sayles Bond Fund Initial Class(a)	73,145,572
10,846,885	Great-West Putnam High Yield Bond Fund Initial Class(a)	92,523,926
2,106,868	Great-West Short Duration Bond Fund Initial Class(a)	21,785,010
4,444,961	Great-West Templeton Global Bond Fund Initial Class(a)	40,271,349
6,761,410	Oppenheimer International Bond Fund Class A	40,027,547

TOTAL BOND MUTUAL FUNDS — 34.64% (Cost $588,494,352)		$580,712,642

EQUITY MUTUAL FUNDS
587,083	Allianz NFJ Small Cap Value Fund Class A	15,516,605
430,017	Cohen & Steers International Realty Fund Class A	4,975,302
3,509,345	Great-West American Century Growth Fund Initial Class(a)	40,673,303
6,083,687	Great-West Ariel Mid Cap Value Fund Initial Class(a)	10,281,431
3,249,471	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	40,423,425
8,563,662	Great-West International Index Fund Initial Class(a)	94,457,188
604,852	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	15,502,353
1,799,652	Great-West MFS International Growth Fund Initial Class(a)	21,379,872
2,201,506	Great-West MFS International Value Fund Initial Class(a)	26,021,805
4,188,546	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	40,503,237
3,535,699	Great-West Putnam Equity Income Fund Initial Class(a)	49,924,066
3,166,788	Great-West Real Estate Index Fund Initial Class(a)	41,421,589
9,959,042	Great-West S&P 500® Index Fund Initial Class(a)	180,955,790
5,063,879	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	78,135,660

Shares			Fair Value

Equity Mutual Funds — (continued)
3,611,457		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$47,418,426
2,627,685		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	50,004,846
820,964		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	19,226,979
383,911		Harbor International Fund Investor Class	26,036,815
534,634		Invesco Developing Markets Fund Class R5	15,707,540
717,848		Invesco Global Real Estate Fund Class R5	9,669,417
635,157		Invesco International Growth Fund Class R5	21,506,413
296,957		Invesco Small Cap Discovery Fund Class A	3,349,677
536,545		Janus Triton Fund Class S	13,263,403
827,389		Nuveen Real Estate Securities Fund Investor Class	20,659,893
1,034,225		Oppenheimer Developing Markets Fund Class A	36,239,259
7,076,714		PIMCO Real Return Fund Admin Class	78,268,455
723,430		T. Rowe Price Real Estate Fund Advisor Class	20,646,684
458,986		Third Avenue Real Estate Value Fund Institutional Class	14,884,921
345,369		Wells Fargo Advantage Common Stock Fund Class A	8,219,779

TOTAL EQUITY MUTUAL FUNDS — 62.34% (Cost $931,640,332)			$1,045,274,133

Account Balance

FIXED INTEREST CONTRACT
50,911,218	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	50,911,218

TOTAL FIXED INTEREST CONTRACT — 3.04% (Cost $50,911,218)			$50,911,218

TOTAL INVESTMENTS — 100.02% (Cost $1,571,045,902)			$1,676,897,993

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(292,809)

TOTAL NET ASSETS — 100.00%			$1,676,605,184

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
50,874	American Century Inflation Adjusted Bond Fund Investor Class	$598,275
406,447	Great-West Bond Index Fund Initial Class(a)	5,621,156
311,593	Great-West Federated Bond Fund Initial Class(a)	3,371,441
170,796	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,247,673
331,261	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,825,658
64,603	Great-West Short Duration Bond Fund Initial Class(a)	667,993
133,258	Great-West Templeton Global Bond Fund Initial Class(a)	1,207,321
206,578	Oppenheimer International Bond Fund Class A	1,222,941

TOTAL BOND MUTUAL FUNDS — 23.18% (Cost $17,900,634)		$17,762,458

EQUITY MUTUAL FUNDS
33,386	Allianz NFJ Small Cap Value Fund Class A	882,387
23,136	Cohen & Steers International Realty Fund Class A	267,684
202,678	Great-West American Century Growth Fund Initial Class(a)	2,349,040
345,045	Great-West Ariel Mid Cap Value Fund Initial Class(a)	583,126
187,023	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,326,567
499,676	Great-West International Index Fund Initial Class(a)	5,511,429
34,419	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	882,150
103,652	Great-West MFS International Growth Fund Initial Class(a)	1,231,388
128,009	Great-West MFS International Value Fund Initial Class(a)	1,513,070
242,575	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,345,700
203,310	Great-West Putnam Equity Income Fund Initial Class(a)	2,870,741
153,716	Great-West Real Estate Index Fund Initial Class(a)	2,010,601
577,736	Great-West S&P 500® Index Fund Initial Class(a)	10,497,471
290,464	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,481,856

Shares			Fair Value

Equity Mutual Funds — (continued)
207,176		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$2,720,219
150,897		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,871,566
46,815		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,096,398
22,230		Harbor International Fund Investor Class	1,507,640
30,316		Invesco Developing Markets Fund Class R5	890,677
39,249		Invesco Global Real Estate Fund Class R5	528,689
36,410		Invesco International Growth Fund Class R5	1,232,853
16,975		Invesco Small Cap Discovery Fund Class A	191,478
31,012		Janus Triton Fund Class S	766,608
40,295		Nuveen Real Estate Securities Fund Investor Class	1,006,180
59,294		Oppenheimer Developing Markets Fund Class A	2,077,677
217,267		PIMCO Real Return Fund Admin Class	2,402,970
35,099		T. Rowe Price Real Estate Fund Advisor Class	1,001,741
24,550		Third Avenue Real Estate Value Fund Institutional Class	796,145
19,642		Wells Fargo Advantage Common Stock Fund Class A	467,475

TOTAL EQUITY MUTUAL FUNDS — 74.80% (Cost $56,610,398)			$57,311,526

Account Balance

FIXED INTEREST CONTRACT
1,557,725	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,557,725

TOTAL FIXED INTEREST CONTRACT — 2.04% (Cost $1,557,725)			$1,557,725

TOTAL INVESTMENTS — 100.02% (Cost $76,068,757)			$76,631,709

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(12,379)

TOTAL NET ASSETS — 100.00%			$76,619,330

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
92,704	American Century Inflation Adjusted Bond Fund Investor Class	$1,090,197
1,766,113	Great-West Bond Index Fund Initial Class(a)	24,425,351
1,355,948	Great-West Federated Bond Fund Initial Class(a)	14,671,359
741,322	Great-West Loomis Sayles Bond Fund Initial Class(a)	9,755,795
1,440,358	Great-West Putnam High Yield Bond Fund Initial Class(a)	12,286,254
119,386	Great-West Short Duration Bond Fund Initial Class(a)	1,234,448
609,559	Great-West Templeton Global Bond Fund Initial Class(a)	5,522,603
951,380	Oppenheimer International Bond Fund Class A	5,632,168

TOTAL BOND MUTUAL FUNDS — 31.63% (Cost $75,430,729)		$74,618,175

EQUITY MUTUAL FUNDS
104,162	Allianz NFJ Small Cap Value Fund Class A	2,752,990
52,585	Cohen & Steers International Realty Fund Class A	608,407
536,294	Great-West American Century Growth Fund Initial Class(a)	6,215,648
912,763	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,542,569
496,831	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,180,580
1,520,941	Great-West International Index Fund Initial Class(a)	16,775,978
108,031	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,768,833
318,443	Great-West MFS International Growth Fund Initial Class(a)	3,783,098
391,571	Great-West MFS International Value Fund Initial Class(a)	4,628,367
638,492	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,174,218
539,753	Great-West Putnam Equity Income Fund Initial Class(a)	7,621,310
387,320	Great-West Real Estate Index Fund Initial Class(a)	5,066,149
1,525,703	Great-West S&P 500® Index Fund Initial Class(a)	27,722,017
772,602	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	11,921,254

Shares			Fair Value

Equity Mutual Funds — (continued)
644,465		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$8,461,829
401,205		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,634,933
125,469		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,938,495
68,326		Harbor International Fund Investor Class	4,633,864
108,994		Invesco Developing Markets Fund Class R5	3,202,250
87,341		Invesco Global Real Estate Fund Class R5	1,176,488
112,478		Invesco International Growth Fund Class R5	3,808,518
52,497		Invesco Small Cap Discovery Fund Class A	592,167
95,814		Janus Triton Fund Class S	2,368,526
101,547		Nuveen Real Estate Securities Fund Investor Class	2,535,624
211,962		Oppenheimer Developing Markets Fund Class A	7,427,160
396,873		PIMCO Real Return Fund Admin Class	4,389,421
88,863		T. Rowe Price Real Estate Fund Advisor Class	2,536,140
54,585		Third Avenue Real Estate Value Fund Institutional Class	1,770,199
52,892		Wells Fargo Advantage Common Stock Fund Class A	1,258,820

TOTAL EQUITY MUTUAL FUNDS — 67.18% (Cost $142,855,838)			$158,495,852

Account Balance

FIXED INTEREST CONTRACT
2,847,260	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,847,260

TOTAL FIXED INTEREST CONTRACT — 1.21% (Cost $2,847,260)			$2,847,260

TOTAL INVESTMENTS — 100.02% (Cost $221,133,827)			$235,961,287

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(41,427)

TOTAL NET ASSETS — 100.00%			$235,919,860

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
290,621	American Century Inflation Adjusted Bond Fund Investor Class	$3,417,697
5,624,922	Great-West Bond Index Fund Initial Class(a)	77,792,675
4,307,845	Great-West Federated Bond Fund Initial Class(a)	46,610,885
2,345,802	Great-West Loomis Sayles Bond Fund Initial Class(a)	30,870,752
4,576,909	Great-West Putnam High Yield Bond Fund Initial Class(a)	39,041,035
371,927	Great-West Short Duration Bond Fund Initial Class(a)	3,845,723
1,981,926	Great-West Templeton Global Bond Fund Initial Class(a)	17,956,251
3,015,032	Oppenheimer International Bond Fund Class A	17,848,992

TOTAL BOND MUTUAL FUNDS — 17.47% (Cost $240,143,685)		$237,384,010

EQUITY MUTUAL FUNDS
757,670	Allianz NFJ Small Cap Value Fund Class A	20,025,217
360,732	Cohen & Steers International Realty Fund Class A	4,173,674
3,878,116	Great-West American Century Growth Fund Initial Class(a)	44,947,363
6,653,868	Great-West Ariel Mid Cap Value Fund Initial Class(a)	11,245,037
3,577,778	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	44,507,558
11,000,543	Great-West International Index Fund Initial Class(a)	121,335,991
780,426	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	20,002,321
2,300,030	Great-West MFS International Growth Fund Initial Class(a)	27,324,357
2,823,813	Great-West MFS International Value Fund Initial Class(a)	33,377,475
4,629,223	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	44,764,585
3,889,832	Great-West Putnam Equity Income Fund Initial Class(a)	54,924,423
2,303,802	Great-West Real Estate Index Fund Initial Class(a)	30,133,731
10,994,510	Great-West S&P 500® Index Fund Initial Class(a)	199,770,254
5,576,520	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	86,045,705

Shares			Fair Value

Equity Mutual Funds — (continued)
4,654,878		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$61,118,549
2,890,887		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	55,013,572
905,811		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	21,214,090
492,698		Harbor International Fund Investor Class	33,414,802
790,965		Invesco Developing Markets Fund Class R5	23,238,555
593,754		Invesco Global Real Estate Fund Class R5	7,997,872
812,140		Invesco International Growth Fund Class R5	27,499,051
373,888		Invesco Small Cap Discovery Fund Class A	4,217,461
695,592		Janus Triton Fund Class S	17,195,044
601,562		Nuveen Real Estate Securities Fund Investor Class	15,021,010
1,533,460		Oppenheimer Developing Markets Fund Class A	53,732,431
1,263,090		PIMCO Real Return Fund Admin Class	13,969,771
526,144		T. Rowe Price Real Estate Fund Advisor Class	15,016,133
376,926		Third Avenue Real Estate Value Fund Institutional Class	12,223,698
378,013		Wells Fargo Advantage Common Stock Fund Class A	8,996,704

TOTAL EQUITY MUTUAL FUNDS — 81.88% (Cost $986,833,521)			$1,112,446,434

Account Balance

FIXED INTEREST CONTRACT
9,037,601	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	9,037,601

TOTAL FIXED INTEREST CONTRACT — 0.67% (Cost $9,037,601)			$9,037,601

TOTAL INVESTMENTS — 100.02% (Cost $1,236,014,807)			$1,358,868,045

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(242,525)

TOTAL NET ASSETS — 100.00%			$1,358,625,520

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
6,206	American Century Inflation Adjusted Bond Fund Investor Class	$72,981
117,997	Great-West Bond Index Fund Initial Class(a)	1,631,895
90,617	Great-West Federated Bond Fund Initial Class(a)	980,477
49,451	Great-West Loomis Sayles Bond Fund Initial Class(a)	650,781
96,384	Great-West Putnam High Yield Bond Fund Initial Class(a)	822,161
7,655	Great-West Short Duration Bond Fund Initial Class(a)	79,151
41,715	Great-West Templeton Global Bond Fund Initial Class(a)	377,936
63,877	Oppenheimer International Bond Fund Class A	378,154

TOTAL BOND MUTUAL FUNDS — 8.22% (Cost $5,036,850)		$4,993,536

EQUITY MUTUAL FUNDS
38,219	Allianz NFJ Small Cap Value Fund Class A	1,010,123
18,848	Cohen & Steers International Realty Fund Class A	218,069
195,865	Great-West American Century Growth Fund Initial Class(a)	2,270,070
336,087	Great-West Ariel Mid Cap Value Fund Initial Class(a)	567,987
181,082	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,252,666
559,559	Great-West International Index Fund Initial Class(a)	6,171,933
39,452	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,011,142
116,767	Great-West MFS International Growth Fund Initial Class(a)	1,387,193
143,551	Great-West MFS International Value Fund Initial Class(a)	1,696,772
234,318	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,265,857
196,530	Great-West Putnam Equity Income Fund Initial Class(a)	2,775,002
105,668	Great-West Real Estate Index Fund Initial Class(a)	1,382,143
554,409	Great-West S&P 500® Index Fund Initial Class(a)	10,073,603
281,393	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,341,895

Shares			Fair Value

Equity Mutual Funds — (continued)
234,760		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$3,082,398
145,906		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,776,593
45,701		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,070,313
25,030		Harbor International Fund Investor Class	1,697,542
39,507		Invesco Developing Markets Fund Class R5	1,160,719
31,558		Invesco Global Real Estate Fund Class R5	425,090
41,048		Invesco International Growth Fund Class R5	1,389,870
18,889		Invesco Small Cap Discovery Fund Class A	213,065
35,091		Janus Triton Fund Class S	867,459
27,798		Nuveen Real Estate Securities Fund Investor Class	694,121
77,043		Oppenheimer Developing Markets Fund Class A	2,699,603
26,420		PIMCO Real Return Fund Admin Class	292,207
24,221		T. Rowe Price Real Estate Fund Advisor Class	691,271
19,846		Third Avenue Real Estate Value Fund Institutional Class	643,600
19,216		Wells Fargo Advantage Common Stock Fund Class A	457,344

TOTAL EQUITY MUTUAL FUNDS — 91.49% (Cost $54,867,810)			$55,585,650

Account Balance

FIXED INTEREST CONTRACT
188,640	(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	188,640

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $188,640)			$188,640

TOTAL INVESTMENTS — 100.02% (Cost $60,093,300)			$60,767,826

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(10,418)

TOTAL NET ASSETS — 100.00%			$60,757,408

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
571,119	Great-West Bond Index Fund Initial Class(a)	$7,898,573
437,823	Great-West Federated Bond Fund Initial Class(a)	4,737,242
239,849	Great-West Loomis Sayles Bond Fund Initial Class(a)	3,156,413
463,065	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,949,948
206,964	Great-West Templeton Global Bond Fund Initial Class(a)	1,875,093
324,353	Oppenheimer International Bond Fund Class A	1,920,174

TOTAL BOND MUTUAL FUNDS — 18.62% (Cost $23,769,365)		$23,537,443

EQUITY MUTUAL FUNDS
76,009	Allianz NFJ Small Cap Value Fund Class A	2,008,911
28,194	Cohen & Steers International Realty Fund Class A	326,207
340,396	Great-West American Century Growth Fund Initial Class(a)	3,945,194
578,911	Great-West Ariel Mid Cap Value Fund Initial Class(a)	978,359
314,334	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,910,319
1,113,155	Great-West International Index Fund Initial Class(a)	12,278,102
78,714	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,017,442
233,563	Great-West MFS International Growth Fund Initial Class(a)	2,774,724
286,903	Great-West MFS International Value Fund Initial Class(a)	3,391,191
405,330	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,919,536
341,501	Great-West Putnam Equity Income Fund Initial Class(a)	4,821,990
191,676	Great-West Real Estate Index Fund Initial Class(a)	2,507,116

Shares		Fair Value

Equity Mutual Funds — (continued)
964,372	Great-West S&P 500® Index Fund Initial Class(a)	$17,522,647
488,113	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	7,531,581
470,072	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,172,048
253,683	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,827,583
79,521	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,862,391
50,058	Harbor International Fund Investor Class	3,394,956
90,500	Invesco Developing Markets Fund Class R5	2,658,901
46,918	Invesco Global Real Estate Fund Class R5	631,980
82,515	Invesco International Growth Fund Class R5	2,793,949
38,338	Invesco Small Cap Discovery Fund Class A	432,458
69,821	Janus Triton Fund Class S	1,725,982
50,523	Nuveen Real Estate Securities Fund Investor Class	1,261,555
176,650	Oppenheimer Developing Markets Fund Class A	6,189,803
44,192	T. Rowe Price Real Estate Fund Advisor Class	1,261,233
29,664	Third Avenue Real Estate Value Fund Institutional Class	962,001
33,128	Wells Fargo Advantage Common Stock Fund Class A	788,455

TOTAL EQUITY MUTUAL FUNDS — 81.40% (Cost $93,335,843)		$102,896,614

TOTAL INVESTMENTS — 100.02% (Cost $117,105,208)		$126,434,057

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(22,328)

TOTAL NET ASSETS — 100.00%		$126,411,729

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,572,585	Great-West Bond Index Fund Initial Class(a)	$21,748,850
1,206,626	Great-West Federated Bond Fund Initial Class(a)	13,055,696
657,053	Great-West Loomis Sayles Bond Fund Initial Class(a)	8,646,809
1,278,772	Great-West Putnam High Yield Bond Fund Initial Class(a)	10,907,928
586,046	Great-West Templeton Global Bond Fund Initial Class(a)	5,309,572
890,319	Oppenheimer International Bond Fund Class A	5,270,691

TOTAL BOND MUTUAL FUNDS — 9.22% (Cost $65,667,240)		$64,939,546

EQUITY MUTUAL FUNDS
478,253	Allianz NFJ Small Cap Value Fund Class A	12,640,236
187,635	Cohen & Steers International Realty Fund Class A	2,170,941
2,123,329	Great-West American Century Growth Fund Initial Class(a)	24,609,383
3,658,978	Great-West Ariel Mid Cap Value Fund Initial Class(a)	6,183,672
1,959,478	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	24,375,907
6,966,737	Great-West International Index Fund Initial Class(a)	76,843,111
492,926	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	12,633,691
1,455,490	Great-West MFS International Growth Fund Initial Class(a)	17,291,217
1,787,323	Great-West MFS International Value Fund Initial Class(a)	21,126,153
2,539,165	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	24,553,729
2,128,552	Great-West Putnam Equity Income Fund Initial Class(a)	30,055,160
1,063,461	Great-West Real Estate Index Fund Initial Class(a)	13,910,075

Shares		Fair Value

Equity Mutual Funds — (continued)
6,007,854	Great-West S&P 500® Index Fund Initial Class(a)	$109,162,713
3,048,601	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	47,039,916
2,941,546	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	38,622,496
1,581,330	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	30,092,717
493,553	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	11,559,001
311,677	Harbor International Fund Investor Class	21,137,930
569,883	Invesco Developing Markets Fund Class R5	16,743,178
307,942	Invesco Global Real Estate Fund Class R5	4,147,975
513,022	Invesco International Growth Fund Class R5	17,370,918
237,927	Invesco Small Cap Discovery Fund Class A	2,683,812
437,812	Janus Triton Fund Class S	10,822,709
279,129	Nuveen Real Estate Securities Fund Investor Class	6,969,855
1,105,567	Oppenheimer Developing Markets Fund Class A	38,739,067
243,865	T. Rowe Price Real Estate Fund Advisor Class	6,959,914
195,749	Third Avenue Real Estate Value Fund Institutional Class	6,348,134
207,976	Wells Fargo Advantage Common Stock Fund Class A	4,949,827

TOTAL EQUITY MUTUAL FUNDS — 90.80% (Cost $576,410,958)		$639,743,437

TOTAL INVESTMENTS — 100.02% (Cost $642,078,198)		$704,682,983

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(125,831)

TOTAL NET ASSETS — 100.00%		$704,557,152

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
39,385	Great-West Bond Index Fund Initial Class(a)	$544,696
30,217	Great-West Federated Bond Fund Initial Class(a)	326,952
16,527	Great-West Loomis Sayles Bond Fund Initial Class(a)	217,490
31,736	Great-West Putnam High Yield Bond Fund Initial Class(a)	270,711
14,433	Great-West Templeton Global Bond Fund Initial Class(a)	130,762
22,130	Oppenheimer International Bond Fund Class A	131,010

TOTAL BOND MUTUAL FUNDS — 5.25% (Cost $1,636,941)		$1,621,621

EQUITY MUTUAL FUNDS
21,719	Allianz NFJ Small Cap Value Fund Class A	574,039
9,584	Cohen & Steers International Realty Fund Class A	110,887
97,168	Great-West American Century Growth Fund Initial Class(a)	1,126,177
164,637	Great-West Ariel Mid Cap Value Fund Initial Class(a)	278,236
89,633	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,115,033
319,766	Great-West International Index Fund Initial Class(a)	3,527,015
22,427	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	574,793
66,874	Great-West MFS International Growth Fund Initial Class(a)	794,462
82,080	Great-West MFS International Value Fund Initial Class(a)	970,184
116,329	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,124,898
97,523	Great-West Putnam Equity Income Fund Initial Class(a)	1,377,019
45,974	Great-West Real Estate Index Fund Initial Class(a)	601,345

Shares		Fair Value

Equity Mutual Funds — (continued)
274,889	Great-West S&P 500® Index Fund Initial Class(a)	$4,994,743
139,372	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,150,513
134,343	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,763,921
72,401	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,377,785
22,468	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	526,191
14,299	Harbor International Fund Investor Class	969,760
26,027	Invesco Developing Markets Fund Class R5	764,673
15,807	Invesco Global Real Estate Fund Class R5	212,925
23,523	Invesco International Growth Fund Class R5	796,479
10,966	Invesco Small Cap Discovery Fund Class A	123,700
20,044	Janus Triton Fund Class S	495,498
12,147	Nuveen Real Estate Securities Fund Investor Class	303,315
50,497	Oppenheimer Developing Markets Fund Class A	1,769,415
10,593	T. Rowe Price Real Estate Fund Advisor Class	302,317
10,022	Third Avenue Real Estate Value Fund Institutional Class	325,022
9,500	Wells Fargo Advantage Common Stock Fund Class A	226,107

TOTAL EQUITY MUTUAL FUNDS — 94.77% (Cost $29,064,027)		$29,276,452

TOTAL INVESTMENTS — 100.02% (Cost $30,700,968)		$30,898,073

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(5,349)

TOTAL NET ASSETS — 100.00%		$30,892,724

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
146,569	Great-West Bond Index Fund Initial Class(a)	$2,027,056
112,645	Great-West Federated Bond Fund Initial Class(a)	1,218,815
61,415	Great-West Loomis Sayles Bond Fund Initial Class(a)	808,227
119,054	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,015,530
65,025	Great-West Templeton Global Bond Fund Initial Class(a)	589,131
99,079	Oppenheimer International Bond Fund Class A	586,546

TOTAL BOND MUTUAL FUNDS — 15.35% (Cost $6,296,426)		$6,245,305

EQUITY MUTUAL FUNDS
27,191	Allianz NFJ Small Cap Value Fund Class A	718,669
9,073	Cohen & Steers International Realty Fund Class A	104,971
105,836	Great-West American Century Growth Fund Initial Class(a)	1,226,638
182,385	Great-West Ariel Mid Cap Value Fund Initial Class(a)	308,231
97,762	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,216,156
396,903	Great-West International Index Fund Initial Class(a)	4,377,835
28,060	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	719,180
83,148	Great-West MFS International Growth Fund Initial Class(a)	987,799
102,089	Great-West MFS International Value Fund Initial Class(a)	1,206,696
126,299	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,221,313
106,236	Great-West Putnam Equity Income Fund Initial Class(a)	1,500,052
56,676	Great-West Real Estate Index Fund Initial Class(a)	741,327

Shares		Fair Value

Equity Mutual Funds — (continued)
299,547	Great-West S&P 500® Index Fund Initial Class(a)	$5,442,772
152,183	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,348,189
166,992	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,192,611
78,977	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,502,937
24,733	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	579,243
17,811	Harbor International Fund Investor Class	1,207,921
36,719	Invesco Developing Markets Fund Class R5	1,078,801
15,048	Invesco Global Real Estate Fund Class R5	202,698
29,306	Invesco International Growth Fund Class R5	992,289
13,756	Invesco Small Cap Discovery Fund Class A	155,165
25,026	Janus Triton Fund Class S	618,647
14,798	Nuveen Real Estate Securities Fund Investor Class	369,503
71,500	Oppenheimer Developing Markets Fund Class A	2,505,354
12,929	T. Rowe Price Real Estate Fund Advisor Class	368,982
9,394	Third Avenue Real Estate Value Fund Institutional Class	304,657
10,310	Wells Fargo Advantage Common Stock Fund Class A	245,370

TOTAL EQUITY MUTUAL FUNDS — 84.67% (Cost $32,441,814)		$34,444,006

TOTAL INVESTMENTS — 100.02% (Cost $38,738,240)		$40,689,311

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(7,139)

TOTAL NET ASSETS — 100.00%		$40,682,172

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
389,360	Great-West Bond Index Fund Initial Class(a)	$5,384,848
298,764	Great-West Federated Bond Fund Initial Class(a)	3,232,624
162,846	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,143,050
317,914	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,711,811
172,413	Great-West Templeton Global Bond Fund Initial Class(a)	1,562,059
262,212	Oppenheimer International Bond Fund Class A	1,552,295

TOTAL BOND MUTUAL FUNDS — 8.09% (Cost $16,775,692)		$16,586,687

EQUITY MUTUAL FUNDS
149,189	Allianz NFJ Small Cap Value Fund Class A	3,943,070
52,808	Cohen & Steers International Realty Fund Class A	610,985
580,776	Great-West American Century Growth Fund Initial Class(a)	6,731,194
988,477	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,670,527
537,289	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,683,880
2,185,219	Great-West International Index Fund Initial Class(a)	24,102,968
153,856	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,943,341
457,731	Great-West MFS International Growth Fund Initial Class(a)	5,437,843
561,293	Great-West MFS International Value Fund Initial Class(a)	6,634,482
694,897	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,719,656
583,040	Great-West Putnam Equity Income Fund Initial Class(a)	8,232,519
272,072	Great-West Real Estate Index Fund Initial Class(a)	3,558,708

Shares		Fair Value

Equity Mutual Funds — (continued)
1,641,419	Great-West S&P 500® Index Fund Initial Class(a)	$29,824,588
835,461	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	12,891,166
916,827	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	12,037,942
433,187	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	8,243,546
135,497	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,173,332
97,872	Harbor International Fund Investor Class	6,637,718
202,423	Invesco Developing Markets Fund Class R5	5,947,183
88,024	Invesco Global Real Estate Fund Class R5	1,185,679
161,300	Invesco International Growth Fund Class R5	5,461,604
74,791	Invesco Small Cap Discovery Fund Class A	843,648
136,537	Janus Triton Fund Class S	3,375,186
71,421	Nuveen Real Estate Securities Fund Investor Class	1,783,374
392,616	Oppenheimer Developing Markets Fund Class A	13,757,251
62,392	T. Rowe Price Real Estate Fund Advisor Class	1,780,674
56,302	Third Avenue Real Estate Value Fund Institutional Class	1,825,865
57,106	Wells Fargo Advantage Common Stock Fund Class A	1,359,116

TOTAL EQUITY MUTUAL FUNDS — 91.93% (Cost $174,983,150)		$188,397,045

TOTAL INVESTMENTS — 100.02% (Cost $191,758,842)		$204,983,732

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(35,775)

TOTAL NET ASSETS — 100.00%		$204,947,957

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
8,597	Great-West Bond Index Fund Initial Class(a)	$118,891
6,609	Great-West Federated Bond Fund Initial Class(a)	71,508
3,595	Great-West Loomis Sayles Bond Fund Initial Class(a)	47,310
6,933	Great-West Putnam High Yield Bond Fund Initial Class(a)	59,138
3,800	Great-West Templeton Global Bond Fund Initial Class(a)	34,433
5,802	Oppenheimer International Bond Fund Class A	34,347

TOTAL BOND MUTUAL FUNDS — 5.05% (Cost $369,523)		$365,627

EQUITY MUTUAL FUNDS
5,431	Allianz NFJ Small Cap Value Fund Class A	143,547
2,178	Cohen & Steers International Realty Fund Class A	25,205
21,198	Great-West American Century Growth Fund Initial Class(a)	245,686
36,299	Great-West Ariel Mid Cap Value Fund Initial Class(a)	61,345
19,614	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	243,994
79,829	Great-West International Index Fund Initial Class(a)	880,520
5,602	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	143,590
16,725	Great-West MFS International Growth Fund Initial Class(a)	198,688
20,508	Great-West MFS International Value Fund Initial Class(a)	242,411
25,367	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	245,300
21,308	Great-West Putnam Equity Income Fund Initial Class(a)	300,866
9,058	Great-West Real Estate Index Fund Initial Class(a)	118,475

Shares		Fair Value

Equity Mutual Funds — (continued)
59,918	Great-West S&P 500® Index Fund Initial Class(a)	$1,088,721
30,500	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	470,618
33,481	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	439,605
15,832	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	301,282
4,952	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	115,968
3,575	Harbor International Fund Investor Class	242,435
7,393	Invesco Developing Markets Fund Class R5	217,216
3,591	Invesco Global Real Estate Fund Class R5	48,369
5,891	Invesco International Growth Fund Class R5	199,458
2,713	Invesco Small Cap Discovery Fund Class A	30,601
5,002	Janus Triton Fund Class S	123,660
2,379	Nuveen Real Estate Securities Fund Investor Class	59,393
14,342	Oppenheimer Developing Markets Fund Class A	502,536
2,078	T. Rowe Price Real Estate Fund Advisor Class	59,313
2,281	Third Avenue Real Estate Value Fund Institutional Class	73,960
2,078	Wells Fargo Advantage Common Stock Fund Class A	49,463

TOTAL EQUITY MUTUAL FUNDS — 94.97% (Cost $6,848,044)		$6,872,225

TOTAL INVESTMENTS — 100.02% (Cost $7,217,567)		$7,237,852

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(1,266)

TOTAL NET ASSETS — 100.00%		$7,236,586

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth.

Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2015

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2015:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

Beginning Balance, January 1, 2015	$14,161,652	$63,756,443	$2,279,051
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	51,077	235,505	8,795
Purchases	599,776	2,990,536	535,917
Sales	(1,038,207)	(1,104,179)	(97,156)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, March 31, 2015	$13,774,298	$65,878,305	$2,726,607

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

Beginning Balance, January 1, 2015	$11,687,573	$48,712,401	$1,293,410
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	42,544	180,652	5,070
Purchases	467,700	2,719,019	305,991
Sales	(648,614)	(700,854)	(46,746)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, March 31, 2015	$11,549,203	$50,911,218	$1,557,725

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

Beginning Balance, January 1, 2015	$2,842,492	$8,510,009	$156,912
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	10,364	31,728	631
Purchases	163,062	632,310	39,556
Sales	(168,658)	(136,446)	(8,459)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, March 31, 2015	$2,847,260	$9,037,601	$188,640

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

March 31, 2015

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime 2015 Fund I	$181,766,956	$6,018,311	$(5,187,396)	$830,915
Great-West Lifetime 2015 Fund II	987,429,678	55,517,511	(23,715,512)	31,801,999
Great-West Lifetime 2015 Fund III	50,654,745	730,353	(1,371,839)	(641,486)
Great-West Lifetime 2025 Fund I	280,997,479	14,325,915	(6,669,637)	7,656,278
Great-West Lifetime 2025 Fund II	1,578,227,513	129,003,147	(30,332,667)	98,670,480
Great-West Lifetime 2025 Fund III	76,552,086	1,922,985	(1,843,362)	79,623
Great-West Lifetime 2035 Fund I	222,604,862	17,806,897	(4,450,472)	13,356,425
Great-West Lifetime 2035 Fund II	1,240,545,389	139,583,730	(21,261,074)	118,322,656
Great-West Lifetime 2035 Fund III	60,511,965	1,863,153	(1,607,292)	255,861
Great-West Lifetime 2045 Fund I	117,685,800	10,960,390	(2,212,133)	8,748,257
Great-West Lifetime 2045 Fund II	644,190,431	72,016,156	(11,523,604)	60,492,552
Great-West Lifetime 2045 Fund III	30,936,910	839,569	(878,406)	(38,837)
Great-West Lifetime 2055 Fund I	38,952,886	2,606,995	(870,570)	1,736,425
Great-West Lifetime 2055 Fund II	192,358,542	16,551,688	(3,926,498)	12,625,190
Great-West Lifetime 2055 Fund III	7,280,011	180,626	(222,785)	(42,159)

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

March 31, 2015

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

March 31, 2015

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	205,918	$2,579,736	$109,405	$365,219	$22,541	$—	$2,386,588
Great-West Ariel Mid Cap Value Fund Initial Class	358,610	631,173	36,471	85,537	3,834	—	606,051
Great-West Bond Index Fund Initial Class	1,940,226	27,590,677	1,473,541	2,604,317	(53,863)	106,038	26,833,324
Great-West Federated Bond Fund Initial Class	1,491,267	16,587,624	802,479	1,482,993	(43,428)	81,371	16,135,513
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	189,169	2,516,913	106,956	366,570	(20,873)	—	2,353,267
Great-West International Index Fund Initial Class	423,162	4,895,172	249,625	614,182	126,856	—	4,667,472
Great-West Life & Annuity Contract	13,774,298	14,161,652	599,776	1,038,207	—	51,077	13,774,298
Great-West Loomis Sayles Bond Fund Initial Class	813,273	11,153,179	454,007	920,054	(46,194)	—	10,702,670
Great-West Loomis Sayles Small Cap Value Fund Initial Class	29,379	802,522	39,324	119,130	6,165	—	752,986
Great-West MFS International Growth Fund Initial Class	89,002	1,112,989	58,347	166,976	13,153	—	1,057,346
Great-West MFS International Value Fund Initial Class	109,404	1,351,248	59,422	154,417	53,415	—	1,293,158
Great-West Multi-Manager Large Cap Growth Fund Initial Class	244,543	2,482,289	123,620	314,535	19,166	—	2,364,734
Great-West Putnam Equity Income Fund Initial Class	206,717	3,067,194	160,045	272,712	77,899	—	2,918,846
Great-West Putnam High Yield Bond Fund Initial Class	1,600,433	14,008,317	441,794	1,119,838	12,874	—	13,651,696
Great-West Real Estate Index Fund Initial Class	346,112	4,732,896	380,405	682,980	128,081	—	4,527,140
Great-West S&P 500® Index Fund Initial Class	581,840	10,989,356	672,020	833,707	363,678	—	10,572,031
Great-West S&P Mid Cap 400® Index Fund Initial Class	296,503	4,730,673	252,192	448,108	202,725	—	4,575,036
Great-West S&P Small Cap 600® Index Fund Initial Class	177,451	2,431,009	155,266	272,314	77,567	—	2,329,933
Great-West Short Duration Bond Fund Initial Class	571,688	6,075,029	285,730	478,722	(5,806)	14,899	5,911,252
Great-West T. Rowe Price Equity Income Fund Initial Class	153,618	3,059,418	183,816	243,466	47,127	—	2,923,354
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	47,698	1,170,813	46,562	139,128	37,678	—	1,117,089
Great-West Templeton Global Bond Fund Initial Class	603,834	5,624,530	327,024	524,305	(31,106)	—	5,470,739

					$991,489	$253,385	$136,924,523

March 31, 2015

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	1,549,149	$17,468,691	$843,425	$896,650	$58,522	$—	$17,954,631
Great-West Ariel Mid Cap Value Fund Initial Class	2,664,209	4,339,955	265,424	286,990	13,323	—	4,502,512
Great-West Bond Index Fund Initial Class	9,293,426	124,321,917	6,682,467	3,931,517	8,660	505,150	128,528,076
Great-West Federated Bond Fund Initial Class	7,127,655	74,550,432	3,825,345	2,146,858	(56,627)	385,821	77,121,230
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,428,705	17,278,289	772,957	844,561	(37,701)	—	17,773,094
Great-West International Index Fund Initial Class	3,204,916	34,560,042	1,448,211	2,049,276	456,124	—	35,350,227
Great-West Life & Annuity Contract	65,878,305	63,756,443	2,990,536	1,104,179	—	235,505	65,878,305
Great-West Loomis Sayles Bond Fund Initial Class	3,892,490	49,749,636	2,328,868	729,279	(29,031)	—	51,225,167
Great-West Loomis Sayles Small Cap Value Fund Initial Class	223,956	5,542,272	328,290	339,668	65,914	—	5,739,994
Great-West MFS International Growth Fund Initial Class	672,662	7,791,326	312,651	513,112	61,869	—	7,991,221
Great-West MFS International Value Fund Initial Class	819,497	9,460,704	319,569	540,619	184,359	—	9,686,457
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,850,039	17,464,190	863,232	905,981	171,059	—	17,889,878
Great-West Putnam Equity Income Fund Initial Class	1,552,994	21,267,477	1,272,082	664,156	235,191	—	21,928,280
Great-West Putnam High Yield Bond Fund Initial Class	7,663,271	63,100,853	2,531,939	1,691,169	102,456	—	65,367,697
Great-West Real Estate Index Fund Initial Class	2,136,735	27,146,830	2,673,319	2,387,348	791,623	—	27,948,498
Great-West S&P 500® Index Fund Initial Class	4,384,799	77,240,184	4,658,281	1,892,589	1,023,738	—	79,671,804
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,233,760	33,249,974	1,709,956	1,576,939	654,296	—	34,466,910
Great-West S&P Small Cap 600® Index Fund Initial Class	1,334,536	16,996,901	958,102	789,965	321,464	—	17,522,459
Great-West Short Duration Bond Fund Initial Class	2,729,301	27,292,003	1,382,674	561,959	(1,442)	70,573	28,220,973
Great-West T. Rowe Price Equity Income Fund Initial Class	1,153,898	21,293,568	1,527,331	501,834	134,165	—	21,958,668
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	362,464	8,192,164	350,151	471,912	137,920	—	8,488,908
Great-West Templeton Global Bond Fund Initial Class	2,894,499	25,222,545	1,532,003	623,073	(32,459)	—	26,224,162

					$4,263,423	$1,197,049	$771,439,151

March 31, 2015

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	94,392	$966,792	$203,220	$117,426	$(10,019)	$—	$1,094,003
Great-West Ariel Mid Cap Value Fund Initial Class	159,854	231,393	43,332	15,579	(554)	—	270,153
Great-West Bond Index Fund Initial Class	383,956	4,450,946	1,099,606	283,967	8,991	19,210	5,310,112
Great-West Federated Bond Fund Initial Class	295,121	2,674,288	647,794	154,991	3,942	14,752	3,193,214
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	87,148	944,553	203,547	91,241	162	—	1,084,121
Great-West International Index Fund Initial Class	197,590	1,790,995	447,293	161,383	(6,297)	—	2,179,422
Great-West Life & Annuity Contract	2,726,607	2,279,051	535,917	97,156	—	8,795	2,726,607
Great-West Loomis Sayles Bond Fund Initial Class	161,542	1,806,754	426,658	107,267	(5,893)	—	2,125,890
Great-West Loomis Sayles Small Cap Value Fund Initial Class	13,467	303,446	54,215	30,111	(2,721)	—	345,150
Great-West MFS International Growth Fund Initial Class	41,192	412,175	92,395	42,225	(2,906)	—	489,363
Great-West MFS International Value Fund Initial Class	51,253	495,303	123,753	44,441	2,253	—	605,816
Great-West Multi-Manager Large Cap Growth Fund Initial Class	113,048	907,537	220,971	60,463	8,000	—	1,093,171
Great-West Putnam Equity Income Fund Initial Class	94,839	1,142,084	251,634	68,578	709	—	1,339,121
Great-West Putnam High Yield Bond Fund Initial Class	316,236	2,258,410	491,501	111,705	(2,458)	—	2,697,497
Great-West Real Estate Index Fund Initial Class	114,518	1,243,061	390,717	151,415	40,883	—	1,497,891
Great-West S&P 500® Index Fund Initial Class	268,047	4,023,279	1,010,612	175,632	21,626	—	4,870,407
Great-West S&P Mid Cap 400® Index Fund Initial Class	135,418	1,742,744	366,461	105,349	7,559	—	2,089,498
Great-West S&P Small Cap 600® Index Fund Initial Class	81,099	898,950	186,990	57,093	922	—	1,064,830
Great-West Short Duration Bond Fund Initial Class	112,770	976,161	232,431	46,998	(469)	2,697	1,166,042
Great-West T. Rowe Price Equity Income Fund Initial Class	70,379	1,138,122	266,121	52,727	(1,436)	—	1,339,321
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	21,810	439,196	80,001	37,838	566	—	510,794
Great-West Templeton Global Bond Fund Initial Class	117,750	908,960	213,216	61,423	(3,899)	—	1,066,811

					$58,961	$45,454	$38,159,234

March 31, 2015

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	454,716	$5,341,107	$157,884	$398,167	$13,427	$—	$5,270,153
Great-West Ariel Mid Cap Value Fund Initial Class	772,011	1,313,966	77,909	139,663	7,051	—	1,304,699
Great-West Bond Index Fund Initial Class	3,008,715	42,123,419	2,224,912	3,299,440	(65,513)	165,526	41,610,533
Great-West Federated Bond Fund Initial Class	2,308,619	25,276,018	1,223,465	1,857,117	(52,798)	126,860	24,979,262
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	419,563	5,293,524	105,854	352,969	(12,747)	—	5,219,363
Great-West International Index Fund Initial Class	1,103,030	12,372,977	382,147	927,219	325,796	—	12,166,421
Great-West Life & Annuity Contract	11,549,203	11,687,573	467,700	648,614	—	42,544	11,549,203
Great-West Loomis Sayles Bond Fund Initial Class	1,261,012	16,830,043	622,795	841,731	(32,875)	—	16,594,913
Great-West Loomis Sayles Small Cap Value Fund Initial Class	78,085	2,035,150	79,591	184,701	26,452	—	2,001,331
Great-West MFS International Growth Fund Initial Class	230,696	2,788,667	74,421	240,683	47,469	—	2,740,663
Great-West MFS International Value Fund Initial Class	283,177	3,396,101	79,303	264,389	90,940	—	3,347,150
Great-West Multi-Manager Large Cap Growth Fund Initial Class	540,053	5,322,124	192,705	436,039	54,483	—	5,222,308
Great-West Putnam Equity Income Fund Initial Class	455,571	6,493,259	312,680	327,833	135,867	—	6,432,660
Great-West Putnam High Yield Bond Fund Initial Class	2,456,842	21,219,810	463,027	1,221,063	14,021	—	20,956,864
Great-West Real Estate Index Fund Initial Class	511,619	6,755,449	497,990	670,877	211,260	—	6,691,978
Great-West S&P 500® Index Fund Initial Class	1,285,796	23,557,675	1,148,151	1,043,320	522,100	—	23,362,915
Great-West S&P Mid Cap 400® Index Fund Initial Class	652,005	10,156,537	308,285	611,565	316,018	—	10,060,440
Great-West S&P Small Cap 600® Index Fund Initial Class	464,388	6,201,943	242,269	428,564	159,120	—	6,097,414
Great-West Short Duration Bond Fund Initial Class	479,063	5,013,911	229,175	313,666	(4,546)	12,589	4,953,510
Great-West T. Rowe Price Equity Income Fund Initial Class	338,813	6,497,787	397,848	307,938	74,810	—	6,447,613
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	105,929	2,479,053	80,262	197,404	48,563	—	2,480,847
Great-West Templeton Global Bond Fund Initial Class	986,456	9,169,528	528,788	805,257	(22,106)	—	8,937,294

					$1,856,792	$347,519	$228,427,534

March 31, 2015

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	3,509,345	$39,248,603	$1,458,126	$1,158,311	$206,934	$—	$40,673,303
Great-West Ariel Mid Cap Value Fund Initial Class	6,083,687	9,816,212	542,280	498,546	24,304	—	10,281,431
Great-West Bond Index Fund Initial Class	13,251,196	175,080,559	11,548,457	5,456,201	(10,031)	718,112	183,264,041
Great-West Federated Bond Fund Initial Class	10,181,658	105,185,181	6,673,490	2,962,367	(85,037)	549,628	110,165,536
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,249,471	38,956,667	1,270,879	1,028,268	(45,166)	—	40,423,425
Great-West International Index Fund Initial Class	8,563,662	91,877,769	2,929,991	4,014,368	1,208,248	—	94,457,188
Great-West Life & Annuity Contract	50,911,218	48,712,401	2,719,019	700,854	—	180,652	50,911,218
Great-West Loomis Sayles Bond Fund Initial Class	5,558,174	70,169,119	4,136,365	980,556	(38,523)	—	73,145,572
Great-West Loomis Sayles Small Cap Value Fund Initial Class	604,852	14,840,622	674,441	645,599	105,780	—	15,502,353
Great-West MFS International Growth Fund Initial Class	1,799,652	20,777,103	547,866	971,362	198,239	—	21,379,872
Great-West MFS International Value Fund Initial Class	2,201,506	25,290,396	583,579	1,147,269	383,096	—	26,021,805
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,188,546	39,285,926	1,523,994	1,339,622	396,103	—	40,503,237
Great-West Putnam Equity Income Fund Initial Class	3,535,699	48,033,598	2,565,724	953,779	366,810	—	49,924,066
Great-West Putnam High Yield Bond Fund Initial Class	10,846,885	88,241,598	3,667,104	1,431,401	92,371	—	92,523,926
Great-West Real Estate Index Fund Initial Class	3,166,788	39,897,203	4,304,005	3,527,038	1,182,049	—	41,421,589
Great-West S&P 500® Index Fund Initial Class	9,959,042	174,316,596	9,328,089	2,707,330	1,491,637	—	180,955,790
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,063,879	75,021,784	2,554,101	1,963,459	1,384,331	—	78,135,660
Great-West S&P Small Cap 600® Index Fund Initial Class	3,611,457	45,624,506	1,971,075	1,474,286	525,943	—	47,418,426
Great-West Short Duration Bond Fund Initial Class	2,106,868	20,813,428	1,282,329	393,617	(791)	54,390	21,785,010
Great-West T. Rowe Price Equity Income Fund Initial Class	2,627,685	48,092,281	3,322,783	687,308	200,925	—	50,004,846
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	820,964	18,355,969	637,673	789,244	225,548	—	19,226,979
Great-West Templeton Global Bond Fund Initial Class	4,444,961	38,233,294	2,768,868	931,128	(108,691)	—	40,271,349

					$7,704,079	$1,502,782	$1,328,396,622

March 31, 2015

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	202,678	$2,019,812	$402,154	$151,570	$(12,390)	$—	$2,349,040
Great-West Ariel Mid Cap Value Fund Initial Class	345,045	490,021	99,089	29,144	(411)	—	583,126
Great-West Bond Index Fund Initial Class	406,447	4,680,003	1,062,072	168,987	6,875	20,859	5,621,156
Great-West Federated Bond Fund Initial Class	311,593	2,804,699	637,351	98,775	3,152	15,931	3,371,441
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	187,023	1,982,883	395,628	109,530	937	—	2,326,567
Great-West International Index Fund Initial Class	499,676	4,514,046	1,030,035	286,537	(9,452)	—	5,511,429
Great-West Life & Annuity Contract	1,557,725	1,293,410	305,991	46,746	—	5,070	1,557,725
Great-West Loomis Sayles Bond Fund Initial Class	170,796	1,884,539	428,497	61,047	(2,702)	—	2,247,673
Great-West Loomis Sayles Small Cap Value Fund Initial Class	34,419	757,341	136,119	55,726	(5,668)	—	882,150
Great-West MFS International Growth Fund Initial Class	103,652	1,023,353	212,986	71,975	(5,720)	—	1,231,388
Great-West MFS International Value Fund Initial Class	128,009	1,241,395	272,752	81,704	3,971	—	1,513,070
Great-West Multi-Manager Large Cap Growth Fund Initial Class	242,575	1,943,808	432,337	89,893	11,462	—	2,345,700
Great-West Putnam Equity Income Fund Initial Class	203,310	2,407,472	530,740	99,602	(859)	—	2,870,741
Great-West Putnam High Yield Bond Fund Initial Class	331,261	2,346,824	516,191	100,192	(3,132)	—	2,825,658
Great-West Real Estate Index Fund Initial Class	153,716	1,659,719	470,815	148,409	47,576	—	2,010,601
Great-West S&P 500® Index Fund Initial Class	577,736	8,654,169	2,069,799	247,869	47,467	—	10,497,471
Great-West S&P Mid Cap 400® Index Fund Initial Class	290,464	3,710,213	778,379	191,457	17,192	—	4,481,856
Great-West S&P Small Cap 600® Index Fund Initial Class	207,176	2,275,652	459,910	112,074	(321)	—	2,720,219
Great-West Short Duration Bond Fund Initial Class	64,603	555,024	130,796	20,197	(119)	1,577	667,993
Great-West T. Rowe Price Equity Income Fund Initial Class	150,897	2,402,780	567,461	72,397	(3,527)	—	2,871,566
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	46,815	924,774	176,745	67,521	2,255	—	1,096,398
Great-West Templeton Global Bond Fund Initial Class	133,258	1,018,665	231,940	48,951	(3,237)	—	1,207,321

					$93,349	$43,437	$60,790,289

March 31, 2015

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	536,294	$6,224,523	$129,827	$333,051	$17,093	$—	$6,215,648
Great-West Ariel Mid Cap Value Fund Initial Class	912,763	1,535,160	76,025	131,021	6,437	—	1,542,569
Great-West Bond Index Fund Initial Class	1,766,113	24,398,837	1,751,618	2,061,415	(47,542)	96,271	24,425,351
Great-West Federated Bond Fund Initial Class	1,355,948	14,652,248	993,664	1,174,884	(35,070)	73,766	14,671,359
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	496,831	6,188,817	104,225	313,331	(15,548)	—	6,180,580
Great-West International Index Fund Initial Class	1,520,941	16,868,030	356,769	1,106,202	244,466	—	16,775,978
Great-West Life & Annuity Contract	2,847,260	2,842,492	163,062	168,658	—	10,364	2,847,260
Great-West Loomis Sayles Bond Fund Initial Class	741,322	9,766,167	495,096	496,153	(19,719)	—	9,755,795
Great-West Loomis Sayles Small Cap Value Fund Initial Class	108,031	2,754,156	103,432	186,307	34,920	—	2,768,833
Great-West MFS International Growth Fund Initial Class	318,443	3,805,574	63,684	280,829	30,728	—	3,783,098
Great-West MFS International Value Fund Initial Class	391,571	4,647,754	66,317	294,560	100,420	—	4,628,367
Great-West Multi-Manager Large Cap Growth Fund Initial Class	638,492	6,211,814	168,286	375,158	59,180	—	6,174,218
Great-West Putnam Equity Income Fund Initial Class	539,753	7,605,257	299,195	272,841	113,067	—	7,621,310
Great-West Putnam High Yield Bond Fund Initial Class	1,440,358	12,264,504	496,919	764,878	4,352	—	12,286,254
Great-West Real Estate Index Fund Initial Class	387,320	5,046,662	439,610	503,233	155,096	—	5,066,149
Great-West S&P 500® Index Fund Initial Class	1,525,703	27,659,650	1,077,495	769,961	494,985	—	27,722,017
Great-West S&P Mid Cap 400® Index Fund Initial Class	772,602	11,894,491	264,093	565,286	280,767	—	11,921,254
Great-West S&P Small Cap 600® Index Fund Initial Class	644,465	8,483,426	305,433	464,545	190,923	—	8,461,829
Great-West Short Duration Bond Fund Initial Class	119,386	1,232,685	79,162	84,235	(2,000)	3,101	1,234,448
Great-West T. Rowe Price Equity Income Fund Initial Class	401,205	7,613,833	385,195	223,687	60,692	—	7,634,933
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	125,469	2,925,056	59,790	189,206	53,677	—	2,938,495
Great-West Templeton Global Bond Fund Initial Class	609,559	5,613,083	407,975	543,019	(31,003)	—	5,522,603

					$1,695,921	$183,502	$190,178,348

March 31, 2015

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	3,878,116	$42,753,083	$1,639,628	$674,326	$206,064	$—	$44,947,363
Great-West Ariel Mid Cap Value Fund Initial Class	6,653,868	10,558,511	650,435	422,866	20,743	—	11,245,037
Great-West Bond Index Fund Initial Class	5,624,922	73,007,165	6,274,915	2,368,662	(11,094)	303,568	77,792,675
Great-West Federated Bond Fund Initial Class	4,307,845	43,719,481	3,625,012	1,261,114	(36,354)	231,813	46,610,885
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,577,778	42,240,915	1,650,525	690,110	(39,496)	—	44,507,558
Great-West International Index Fund Initial Class	11,000,543	116,136,756	4,388,366	4,948,578	379,073	—	121,335,991
Great-West Life & Annuity Contract	9,037,601	8,510,009	632,310	136,446	—	31,728	9,037,601
Great-West Loomis Sayles Bond Fund Initial Class	2,345,802	29,148,779	2,205,830	407,698	(16,992)	—	30,870,752
Great-West Loomis Sayles Small Cap Value Fund Initial Class	780,426	18,842,161	848,044	438,390	190,523	—	20,002,321
Great-West MFS International Growth Fund Initial Class	2,300,030	26,139,490	747,993	1,095,053	4,277	—	27,324,357
Great-West MFS International Value Fund Initial Class	2,823,813	31,934,238	821,516	1,130,512	362,572	—	33,377,475
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,629,223	42,750,318	1,624,550	1,154,656	(7,581)	—	44,764,585
Great-West Putnam Equity Income Fund Initial Class	3,889,832	52,129,187	2,820,082	510,469	194,436	—	54,924,423
Great-West Putnam High Yield Bond Fund Initial Class	4,576,909	36,628,985	2,146,844	596,239	28,848	—	39,041,035
Great-West Real Estate Index Fund Initial Class	2,303,802	28,555,315	3,483,437	2,457,806	805,237	—	30,133,731
Great-West S&P 500® Index Fund Initial Class	10,994,510	189,620,776	10,622,543	1,247,304	786,653	—	199,770,254
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,576,520	81,397,929	2,839,323	1,597,848	827,086	—	86,045,705
Great-West S&P Small Cap 600® Index Fund Initial Class	4,654,878	57,918,073	2,246,501	840,173	518,026	—	61,118,549
Great-West Short Duration Bond Fund Initial Class	371,927	3,611,148	287,135	67,848	(1,005)	9,577	3,845,723
Great-West T. Rowe Price Equity Income Fund Initial Class	2,890,887	52,147,051	3,819,435	291,389	71,531	—	55,013,572
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	905,811	19,962,994	644,957	555,733	195,093	—	21,214,090
Great-West Templeton Global Bond Fund Initial Class	1,981,926	16,765,028	1,463,492	339,826	(27,888)	—	17,956,251

					$4,449,752	$576,686	$1,080,879,933

March 31, 2015

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	195,865	$2,023,373	$267,422	$99,929	$(13,058)	$—	$2,270,070
Great-West Ariel Mid Cap Value Fund Initial Class	336,087	484,556	80,908	19,653	539	—	567,987
Great-West Bond Index Fund Initial Class	117,997	1,360,047	326,825	68,778	2,097	6,221	1,631,895
Great-West Federated Bond Fund Initial Class	90,617	816,503	197,233	41,438	1,008	4,764	980,477
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	181,082	1,971,339	276,149	59,704	(6,624)	—	2,252,666
Great-West International Index Fund Initial Class	559,559	5,083,323	1,141,308	354,581	(11,304)	—	6,171,933
Great-West Life & Annuity Contract	188,640	156,912	39,556	8,459	—	631	188,640
Great-West Loomis Sayles Bond Fund Initial Class	49,451	550,745	125,621	24,705	(1,122)	—	650,781
Great-West Loomis Sayles Small Cap Value Fund Initial Class	39,452	887,127	123,708	51,455	(6,624)	—	1,011,142
Great-West MFS International Growth Fund Initial Class	116,767	1,167,683	222,933	82,991	(7,055)	—	1,387,193
Great-West MFS International Value Fund Initial Class	143,551	1,402,109	292,804	92,470	5,622	—	1,696,772
Great-West Multi-Manager Large Cap Growth Fund Initial Class	234,318	1,877,828	384,178	60,790	7,768	—	2,265,857
Great-West Putnam Equity Income Fund Initial Class	196,530	2,367,270	436,502	59,362	1,269	—	2,775,002
Great-West Putnam High Yield Bond Fund Initial Class	96,384	683,962	156,144	37,875	(2,023)	—	822,161
Great-West Real Estate Index Fund Initial Class	105,668	1,144,015	291,184	79,967	25,353	—	1,382,143
Great-West S&P 500® Index Fund Initial Class	554,409	8,309,312	1,901,098	167,504	43,742	—	10,073,603
Great-West S&P Mid Cap 400® Index Fund Initial Class	281,393	3,599,318	662,107	101,348	20,109	—	4,341,895
Great-West S&P Small Cap 600® Index Fund Initial Class	234,760	2,590,999	497,601	121,308	(1,018)	—	3,082,398
Great-West Short Duration Bond Fund Initial Class	7,655	65,901	16,454	3,504	(32)	192	79,151
Great-West T. Rowe Price Equity Income Fund Initial Class	145,906	2,356,590	496,871	49,162	(1,101)	—	2,776,593
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	45,701	917,613	125,298	36,720	636	—	1,070,313
Great-West Templeton Global Bond Fund Initial Class	41,715	316,902	80,165	21,397	(1,447)	—	377,936

					$56,735	$11,808	$47,856,608

March 31, 2015

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	340,396	$3,836,918	$135,619	$144,592	$12,967	$—	$3,945,194
Great-West Ariel Mid Cap Value Fund Initial Class	578,911	949,254	58,370	68,597	3,538	—	978,359
Great-West Bond Index Fund Initial Class	571,119	7,731,999	697,283	636,231	(14,067)	31,230	7,898,573
Great-West Federated Bond Fund Initial Class	437,823	4,634,193	405,279	357,942	(3,599)	23,892	4,737,242
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	314,334	3,812,423	121,521	144,966	(7,004)	—	3,910,319
Great-West International Index Fund Initial Class	1,113,155	12,006,655	559,174	731,434	199,532	—	12,278,102
Great-West Loomis Sayles Bond Fund Initial Class	239,849	3,089,341	252,662	184,115	(7,844)	—	3,156,413
Great-West Loomis Sayles Small Cap Value Fund Initial Class	78,714	1,971,748	65,022	99,771	15,233	—	2,017,442
Great-West MFS International Growth Fund Initial Class	233,563	2,712,655	102,413	177,372	24,068	—	2,774,724
Great-West MFS International Value Fund Initial Class	286,903	3,314,994	101,824	185,754	61,278	—	3,391,191
Great-West Multi-Manager Large Cap Growth Fund Initial Class	405,330	3,838,636	140,953	168,142	32,159	—	3,919,536
Great-West Putnam Equity Income Fund Initial Class	341,501	4,681,441	254,900	115,866	61,510	—	4,821,990
Great-West Putnam High Yield Bond Fund Initial Class	463,065	3,860,559	242,187	248,978	(2,986)	—	3,949,948
Great-West Real Estate Index Fund Initial Class	191,676	2,434,903	260,066	235,331	67,071	—	2,507,116
Great-West S&P 500® Index Fund Initial Class	964,372	16,994,450	926,393	313,399	233,913	—	17,522,647
Great-West S&P Mid Cap 400® Index Fund Initial Class	488,113	7,328,060	200,698	237,814	138,176	—	7,531,581
Great-West S&P Small Cap 600® Index Fund Initial Class	470,072	6,057,478	189,035	216,961	94,420	—	6,172,048
Great-West T. Rowe Price Equity Income Fund Initial Class	253,683	4,688,537	330,151	108,675	31,415	—	4,827,583
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	79,521	1,796,978	57,622	88,364	25,828	—	1,862,391
Great-West Templeton Global Bond Fund Initial Class	206,964	1,872,465	178,987	191,126	(10,454)	—	1,875,093

					$955,154	$55,122	$100,077,492

March 31, 2015

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	2,123,329	$22,846,374	$1,280,434	$219,262	$67,223	$—	$24,609,383
Great-West Ariel Mid Cap Value Fund Initial Class	3,658,978	5,692,131	420,090	179,324	7,930	—	6,183,672
Great-West Bond Index Fund Initial Class	1,572,585	20,099,458	2,243,973	847,479	(11,508)	84,173	21,748,850
Great-West Federated Bond Fund Initial Class	1,206,626	12,049,546	1,299,710	434,789	(5,010)	64,435	13,055,696
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,959,478	22,627,062	1,295,617	239,491	(13,903)	—	24,375,907
Great-West International Index Fund Initial Class	6,966,737	71,570,222	4,202,030	2,391,309	341,007	—	76,843,111
Great-West Loomis Sayles Bond Fund Initial Class	657,053	8,034,746	775,043	143,188	(6,033)	—	8,646,809
Great-West Loomis Sayles Small Cap Value Fund Initial Class	492,926	11,738,411	545,286	165,361	68,692	—	12,633,691
Great-West MFS International Growth Fund Initial Class	1,455,490	16,117,470	774,752	514,116	38,573	—	17,291,217
Great-West MFS International Value Fund Initial Class	1,787,323	19,705,277	852,199	562,459	179,867	—	21,126,153
Great-West Multi-Manager Large Cap Growth Fund Initial Class	2,539,165	22,866,254	1,362,603	373,026	124,076	—	24,553,729
Great-West Putnam Equity Income Fund Initial Class	2,128,552	27,841,014	1,991,174	103,618	38,117	—	30,055,160
Great-West Putnam High Yield Bond Fund Initial Class	1,278,772	10,069,697	797,555	197,373	6,962	—	10,907,928
Great-West Real Estate Index Fund Initial Class	1,063,461	12,885,710	1,907,774	1,133,061	377,327	—	13,910,075
Great-West S&P 500® Index Fund Initial Class	6,007,854	101,093,860	7,653,467	272,937	138,580	—	109,162,713
Great-West S&P Mid Cap 400® Index Fund Initial Class	3,048,601	43,570,311	1,885,742	488,352	200,169	—	47,039,916
Great-West S&P Small Cap 600® Index Fund Initial Class	2,941,546	36,011,932	1,755,550	385,981	195,430	—	38,622,496
Great-West T. Rowe Price Equity Income Fund Initial Class	1,581,330	27,878,394	2,673,566	114,072	24,869	—	30,092,717
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	493,553	10,654,838	496,794	230,153	90,474	—	11,559,001
Great-West Templeton Global Bond Fund Initial Class	586,046	4,873,123	549,372	132,649	(8,014)	—	5,309,572

					$1,854,828	$148,608	$547,727,796

March 31, 2015

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	97,168	$982,718	$159,130	$51,572	$(5,018)	$—	$1,126,177
Great-West Ariel Mid Cap Value Fund Initial Class	164,637	234,633	46,565	14,110	(429)	—	278,236
Great-West Bond Index Fund Initial Class	39,385	447,801	120,928	28,591	750	2,037	544,696
Great-West Federated Bond Fund Initial Class	30,217	268,469	72,599	16,787	343	1,561	326,952
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	89,633	957,359	172,557	42,406	(228)	—	1,115,033
Great-West International Index Fund Initial Class	319,766	2,885,877	667,791	190,658	(6,944)	—	3,527,015
Great-West Loomis Sayles Bond Fund Initial Class	16,527	180,876	46,442	9,662	(498)	—	217,490
Great-West Loomis Sayles Small Cap Value Fund Initial Class	22,427	495,775	85,285	34,607	(3,484)	—	574,793
Great-West MFS International Growth Fund Initial Class	66,874	659,859	131,716	39,586	(3,053)	—	794,462
Great-West MFS International Value Fund Initial Class	82,080	795,381	167,442	45,268	1,694	—	970,184
Great-West Multi-Manager Large Cap Growth Fund Initial Class	116,329	924,005	190,939	20,947	2,542	—	1,124,898
Great-West Putnam Equity Income Fund Initial Class	97,523	1,156,607	245,135	39,604	(448)	—	1,377,019
Great-West Putnam High Yield Bond Fund Initial Class	31,736	222,107	56,673	14,332	(583)	—	270,711
Great-West Real Estate Index Fund Initial Class	45,974	491,925	137,671	39,697	10,727	—	601,345
Great-West S&P 500® Index Fund Initial Class	274,889	4,083,945	979,735	83,084	17,112	—	4,994,743
Great-West S&P Mid Cap 400® Index Fund Initial Class	139,372	1,763,604	366,401	70,629	4,946	—	2,150,513
Great-West S&P Small Cap 600® Index Fund Initial Class	134,343	1,463,879	304,524	66,788	(300)	—	1,763,921
Great-West T. Rowe Price Equity Income Fund Initial Class	72,401	1,152,210	277,348	39,503	(2,405)	—	1,377,785
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	22,468	445,629	69,156	18,868	405	—	526,191
Great-West Templeton Global Bond Fund Initial Class	14,433	107,905	29,705	7,613	(489)	—	130,762

					$14,640	$3,598	$23,792,926

March 31, 2015

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	105,836	$1,164,645	$63,201	$37,949	$3,106	$—	$1,226,638
Great-West Ariel Mid Cap Value Fund Initial Class	182,385	288,986	24,645	17,848	870	—	308,231
Great-West Bond Index Fund Initial Class	146,569	1,912,352	231,217	139,526	(468)	7,969	2,027,056
Great-West Federated Bond Fund Initial Class	112,645	1,149,438	133,760	78,524	(1,186)	6,118	1,218,815
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	97,762	1,153,981	66,435	41,190	(2,049)	—	1,216,156
Great-West International Index Fund Initial Class	396,903	4,190,267	274,874	243,275	70,515	—	4,377,835
Great-West Loomis Sayles Bond Fund Initial Class	61,415	765,953	77,536	34,790	(1,867)	—	808,227
Great-West Loomis Sayles Small Cap Value Fund Initial Class	28,060	677,788	50,717	36,814	6,643	—	719,180
Great-West MFS International Growth Fund Initial Class	83,148	945,034	54,393	57,373	10,946	—	987,799
Great-West MFS International Value Fund Initial Class	102,089	1,153,346	60,663	63,396	21,602	—	1,206,696
Great-West Multi-Manager Large Cap Growth Fund Initial Class	126,299	1,164,680	63,509	43,922	5,833	—	1,221,313
Great-West Putnam Equity Income Fund Initial Class	106,236	1,419,899	100,648	29,485	10,279	—	1,500,052
Great-West Putnam High Yield Bond Fund Initial Class	119,054	955,536	80,249	43,568	263	—	1,015,530
Great-West Real Estate Index Fund Initial Class	56,676	702,272	96,310	77,208	13,112	—	741,327
Great-West S&P 500® Index Fund Initial Class	299,547	5,156,902	377,668	92,904	44,009	—	5,442,772
Great-West S&P Mid Cap 400® Index Fund Initial Class	152,183	2,215,077	119,946	68,011	35,141	—	2,348,189
Great-West S&P Small Cap 600® Index Fund Initial Class	166,992	2,080,737	158,841	96,640	34,908	—	2,192,611
Great-West T. Rowe Price Equity Income Fund Initial Class	78,977	1,421,069	132,115	29,439	5,140	—	1,502,937
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	24,733	544,089	25,644	22,393	5,463	—	579,243
Great-West Templeton Global Bond Fund Initial Class	65,025	553,210	68,619	37,623	(3,567)	—	589,131

					$258,693	$14,087	$31,229,738

March 31, 2015

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	580,776	$6,060,715	$522,521	$49,260	$9,108	$—	$6,731,194
Great-West Ariel Mid Cap Value Fund Initial Class	988,477	1,495,372	150,471	42,524	1,861	—	1,670,527
Great-West Bond Index Fund Initial Class	389,360	4,826,148	641,118	142,670	(2,462)	20,852	5,384,848
Great-West Federated Bond Fund Initial Class	298,764	2,893,650	374,722	68,854	(455)	15,969	3,232,624
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	537,289	6,014,784	538,773	55,438	(3,264)	—	6,683,880
Great-West International Index Fund Initial Class	2,185,219	21,832,074	1,928,927	633,386	193,007	—	24,102,968
Great-West Loomis Sayles Bond Fund Initial Class	162,846	1,929,815	243,158	24,630	(1,010)	—	2,143,050
Great-West Loomis Sayles Small Cap Value Fund Initial Class	153,856	3,547,034	267,500	43,876	8,555	—	3,943,341
Great-West MFS International Growth Fund Initial Class	457,731	4,926,457	390,248	143,905	28,504	—	5,437,843
Great-West MFS International Value Fund Initial Class	561,293	6,016,058	422,774	157,611	49,936	—	6,634,482
Great-West Multi-Manager Large Cap Growth Fund Initial Class	694,897	6,066,566	515,865	68,490	13,729	—	6,719,656
Great-West Putnam Equity Income Fund Initial Class	583,040	7,395,993	787,397	31,415	18,223	—	8,232,519
Great-West Putnam High Yield Bond Fund Initial Class	317,914	2,429,613	254,184	31,948	59	—	2,711,811
Great-West Real Estate Index Fund Initial Class	272,072	3,195,364	567,184	275,274	84,252	—	3,558,708
Great-West S&P 500® Index Fund Initial Class	1,641,419	26,797,072	2,952,001	93,127	52,596	—	29,824,588
Great-West S&P Mid Cap 400® Index Fund Initial Class	835,461	11,572,737	861,418	93,243	62,988	—	12,891,166
Great-West S&P Small Cap 600® Index Fund Initial Class	916,827	10,870,859	868,829	110,390	38,279	—	12,037,942
Great-West T. Rowe Price Equity Income Fund Initial Class	433,187	7,404,765	978,591	39,585	14,133	—	8,243,546
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	135,497	2,841,299	203,216	53,797	14,458	—	3,173,332
Great-West Templeton Global Bond Fund Initial Class	172,413	1,391,704	189,343	23,855	(1,584)	—	1,562,059

					$580,913	$36,821	$154,920,084

March 31, 2015

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West American Century Growth Fund Initial Class	21,198	$208,984	$37,341	$8,320	$(663)	$—	$245,686
Great-West Ariel Mid Cap Value Fund Initial Class	36,299	50,668	10,982	2,799	(82)	—	61,345
Great-West Bond Index Fund Initial Class	8,597	97,703	22,419	2,321	73	453	118,891
Great-West Federated Bond Fund Initial Class	6,609	58,694	13,567	1,375	35	348	71,508
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	19,614	205,391	37,716	5,318	9	—	243,994
Great-West International Index Fund Initial Class	79,829	726,340	161,164	49,258	(2,089)	—	880,520
Great-West Loomis Sayles Bond Fund Initial Class	3,595	39,126	9,234	965	(43)	—	47,310
Great-West Loomis Sayles Small Cap Value Fund Initial Class	5,602	121,404	20,971	5,760	(607)	—	143,590
Great-West MFS International Growth Fund Initial Class	16,725	164,505	33,353	9,972	(745)	—	198,688
Great-West MFS International Value Fund Initial Class	20,508	200,141	39,932	10,908	523	—	242,411
Great-West Multi-Manager Large Cap Growth Fund Initial Class	25,367	202,119	42,465	5,999	702	—	245,300
Great-West Putnam Equity Income Fund Initial Class	21,308	249,700	56,559	8,921	(100)	—	300,866
Great-West Putnam High Yield Bond Fund Initial Class	6,933	48,435	10,659	1,245	(45)	—	59,138
Great-West Real Estate Index Fund Initial Class	9,058	97,293	25,781	7,101	2,103	—	118,475
Great-West S&P 500® Index Fund Initial Class	59,918	894,305	216,986	26,711	3,485	—	1,088,721
Great-West S&P Mid Cap 400® Index Fund Initial Class	30,500	385,423	77,197	12,397	937	—	470,618
Great-West S&P Small Cap 600® Index Fund Initial Class	33,481	362,931	75,309	14,711	(216)	—	439,605
Great-West T. Rowe Price Equity Income Fund Initial Class	15,832	249,209	63,789	9,088	(295)	—	301,282
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	4,952	96,172	16,530	3,434	101	—	115,968
Great-West Templeton Global Bond Fund Initial Class	3,800	28,189	7,123	1,033	(82)	—	34,433

					$3,001	$801	$5,428,349

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
4,641,053	Great-West Bond Index Fund Initial Class(a)	$64,185,764

TOTAL BOND MUTUAL FUNDS — 35.18% (Cost $63,449,691)		$64,185,764

EQUITY MUTUAL FUNDS
1,800,917	Great-West International Index Fund Initial Class(a)	19,864,121
2,600,949	Great-West S&P 500® Index Fund Initial Class(a)	47,259,239
1,301,628	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	20,084,122
1,251,565	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	16,433,044

Shares			Fair Value

Equity Mutual Funds — (continued)
506,635		Northern Emerging Markets Equity Index Fund	$5,502,057

TOTAL EQUITY MUTUAL FUNDS — 59.81% (Cost $100,163,936)			$109,142,583

Account Balance

FIXED INTEREST CONTRACT
9,156,738	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	9,156,738

TOTAL FIXED INTEREST CONTRACT — 5.02% (Cost $9,156,738)			$9,156,738

TOTAL INVESTMENTS — 100.01% (Cost $172,770,365)			$182,485,085

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(25,331)

TOTAL NET ASSETS — 100.00%			$182,459,754

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

March 31, 2015

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2015:

Beginning Balance, January 1, 2015	$	7,488,186
Total realized gain (loss)		—
Total unrealized gain (loss) relating to investments not held at reporting date		—
Total unrealized gain (loss) relating to investments still held at reporting date		—
Total interest received		30,090
Purchases		1,766,637
Sales		(128,175)
Transfers into Level 3		—
Transfers (out of) Level 3		—

Ending Balance, March 31, 2015	$	9,156,738

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of March 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

March 31, 2015

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$	173,027,933

Gross unrealized appreciation on investments		10,226,526
Gross unrealized depreciation on investments		(769,374)

Net unrealized appreciation on investments	$	9,457,152

Transactions with Affiliates

The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Balanced Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	4,641,053	$52,503,659	$12,476,233	$1,457,795	$(29,481)	$248,007	$64,185,764
Great-West International Index Fund Initial Class	1,800,917	16,391,009	3,665,598	955,725	182,483	—	19,864,121
Great-West Life & Annuity Contract	9,156,738	7,488,186	1,766,637	128,175	—	30,090	9,156,738
Great-West S&P 500® Index Fund Initial Class	2,600,949	38,699,010	9,103,991	656,953	269,639	—	47,259,239
Great-West S&P Mid Cap 400® Index Fund Initial Class	1,301,628	16,493,892	3,270,890	449,964	178,158	—	20,084,122
Great-West S&P Small Cap 600® Index Fund Initial Class	1,251,565	13,665,593	2,641,367	361,818	132,981	—	16,433,044

					$733,780	$278,097	$176,983,028

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND EXCHANGE TRADED FUNDS
220,969	Vanguard Total Bond Market ETF	$18,422,186

TOTAL BOND EXCHANGE TRADED FUNDS — 37.35% (Cost $18,166,313)		$18,422,186

EQUITY EXCHANGE TRADED FUNDS
144,238	Vanguard FTSE Developed Markets ETF	5,745,000
35,772	Vanguard FTSE Emerging Markets ETF	1,462,002
44,116	Vanguard Russell 2000 ETF(a)	4,395,277
69,262	Vanguard S&P 500 ETF(a)	13,104,370
52,536	Vanguard S&P Mid-Cap 400 ETF(a)	5,388,092

TOTAL EQUITY EXCHANGE TRADED FUNDS — 61.01% (Cost $26,482,920)		$30,094,741

MONEY MARKET MUTUAL FUNDS
607,491	Federated Government Obligations Fund Institutional Class 0.01% (b)	607,491

TOTAL MONEY MARKET MUTUAL FUNDS — 1.23% (Cost $607,491)		$607,491

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 1.36%
$33,612	Undivided interest of 0.21% in a repurchase agreement (principal amount/value $15,710,426 with a maturity value of $15,710,478) with Morgan Stanley & Co LLC, 0.12%, dated 3/31/15 to be repurchased at $33,612 on 4/1/15 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 9.00%, 11/1/15 - 3/1/45, with a value of $16,024,635. (c)	33,612

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$159,672	Undivided interest of 0.21% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,240) with HSBC Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $159,672 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 4/15/15 - 7/15/32, with a value of $76,127,886. (c)	$159,672
159,672	Undivided interest of 0.21% in a repurchase agreement (principal amount/value $74,635,012 with a maturity value of $74,635,302) with Citigroup Global Markets Inc, 0.14%, dated 3/31/15 to be repurchased at $159,672 on 4/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.00%, 8/15/16 - 2/15/55, with a value of $76,127,714. (c)	159,672
159,672	Undivided interest of 0.57% in a repurchase agreement (principal amount/value $28,045,220 with a maturity value of $28,045,337) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 3/31/15 to be repurchased at $159,672 on 4/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 6/1/15 - 4/1/45, with a value of $28,606,125. (c)	159,672

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$159,672	Undivided interest of 2.22% in a repurchase agreement (principal amount/value $7,195,765 with a maturity value of $7,195,787) with TD Securities (USA) Inc, 0.11%, dated 3/31/15 to be repurchased at $159,672 on 4/1/15 collateralized by U.S. Treasury securities, 0.00% - 7.50%, 8/31/15 - 2/15/44, with a value of $7,339,680. (c)	$159,672

TOTAL SHORT TERM INVESTMENTS — 1.36% (Cost $672,300)		$672,300

TOTAL INVESTMENTS — 100.95% (Cost $45,929,024)		$49,796,718

OTHER ASSETS & LIABILITIES, NET — (0.95)%		$(468,787)

TOTAL NET ASSETS — 100.00%		$49,327,931

(a)	All or a portion of the security is on loan at March 31, 2015.
(b)	Rate shown is the 7-day yield as of March 31, 2015.
(c)	Collateral received for securities on loan.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. An initial sales charge of 5% is imposed on purchases of the Fund’s shares and is deducted prior to the investment in the Fund. The minimum initial investment in the Fund is $10,000.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2015

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Exchange Traded Funds	Exchange traded close price.

Mutual Funds	Net asset value of underlying mutual fund.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Fund-of-Funds Structure Risk

Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on

March 31, 2015

investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are paid or reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

Federal tax cost of investments	$45,944,654

Gross unrealized appreciation on investments	4,013,856
Gross unrealized depreciation on investments	(161,792)

Net unrealized appreciation on investments	$3,852,064

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of March 31, 2015 the Fund had securities on loan valued at $658,746 and received collateral of $672,300 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,205,358	Great-West Bond Index Fund Initial Class(a)	$30,500,104

TOTAL BOND MUTUAL FUNDS — 38.97% (Cost $30,217,086)		$30,500,104

EQUITY MUTUAL FUNDS
945,620	Great-West International Index Fund Initial Class(a)	10,430,190
1,030,148	Great-West S&P 500® Index Fund Initial Class(a)	18,717,785
522,976	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	8,069,524
367,105	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	4,820,085

Shares			Fair Value

Equity Mutual Funds — (continued)
157,110		Northern Emerging Markets Equity Index Fund	$1,706,210

TOTAL EQUITY MUTUAL FUNDS — 55.90% (Cost $38,520,001)			$43,743,794

Account Balance

FIXED INTEREST CONTRACT
4,026,382	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	4,026,382

TOTAL FIXED INTEREST CONTRACT — 5.15% (Cost $4,026,382)			$4,026,382

TOTAL INVESTMENTS — 100.02% (Cost $72,763,469)			$78,270,280

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(13,146)

TOTAL NET ASSETS — 100.00%			$78,257,134

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
800,250	Great-West Bond Index Fund Initial Class(a)	$11,067,464

TOTAL BOND MUTUAL FUNDS — 39.12% (Cost $10,863,019)		$11,067,464

EQUITY MUTUAL FUNDS
343,222	Great-West International Index Fund Initial Class(a)	3,785,738
370,823	Great-West S&P 500® Index Fund Initial Class(a)	6,737,852
187,831	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,898,237
131,972	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,732,784

Shares			Fair Value

Equity Mutual Funds — (continued)
56,530		Northern Emerging Markets Equity Index Fund	$613,917

TOTAL EQUITY MUTUAL FUNDS — 55.74% (Cost $14,981,571)			$15,768,528

Account Balance

FIXED INTEREST CONTRACT
1,458,866	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	1,458,866

TOTAL FIXED INTEREST CONTRACT — 5.15% (Cost $1,458,866)			$1,458,866

TOTAL INVESTMENTS — 100.01% (Cost $27,303,456)			$28,294,858

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(3,812)

TOTAL NET ASSETS — 100.00%			$28,291,046

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,972,762	Great-West Bond Index Fund Initial Class(a)	$27,283,306

TOTAL BOND MUTUAL FUNDS — 37.57% (Cost $26,957,639)		$27,283,306

EQUITY MUTUAL FUNDS
914,244	Great-West International Index Fund Initial Class(a)	10,084,107
979,513	Great-West S&P 500® Index Fund Initial Class(a)	17,797,746
498,067	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	7,685,180
355,010	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	4,661,279

Shares			Fair Value

Equity Mutual Funds — (continued)
158,126		Northern Emerging Markets Equity Index Fund	$1,717,250

TOTAL EQUITY MUTUAL FUNDS — 57.77% (Cost $36,313,745)			$41,945,562

Account Balance

FIXED INTEREST CONTRACT
3,397,466	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	3,397,466

TOTAL FIXED INTEREST CONTRACT — 4.68% (Cost $3,397,466)			$3,397,466

TOTAL INVESTMENTS — 100.02% (Cost $66,668,850)			$72,626,334

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(11,510)

TOTAL NET ASSETS — 100.00%			$72,614,824

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
701,854	Great-West Bond Index Fund Initial Class(a)	$9,706,638

TOTAL BOND MUTUAL FUNDS — 27.69% (Cost $9,540,413)		$9,706,638

EQUITY MUTUAL FUNDS
553,930	Great-West International Index Fund Initial Class(a)	6,109,844
550,803	Great-West S&P 500® Index Fund Initial Class(a)	10,008,098
278,613	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,299,007
215,546	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,830,117

Shares			Fair Value

Equity Mutual Funds — (continued)
112,166		Northern Emerging Markets Equity Index Fund	$1,218,125

TOTAL EQUITY MUTUAL FUNDS — 69.81% (Cost $23,545,586)			$24,465,191

Account Balance

FIXED INTEREST CONTRACT
879,273	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	879,273

TOTAL FIXED INTEREST CONTRACT — 2.51% (Cost $879,273)			$879,273

TOTAL INVESTMENTS — 100.01% (Cost $33,965,272)			$35,051,102

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(4,318)

TOTAL NET ASSETS — 100.00%			$35,046,784

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
861,678	Great-West Bond Index Fund Initial Class(a)	$11,917,001

TOTAL BOND MUTUAL FUNDS — 18.05% (Cost $11,729,161)		$11,917,001

EQUITY MUTUAL FUNDS
1,239,354	Great-West International Index Fund Initial Class(a)	13,670,080
1,157,308	Great-West S&P 500® Index Fund Initial Class(a)	21,028,285
587,236	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	9,061,055
490,487	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,440,092

Shares			Fair Value

Equity Mutual Funds — (continued)
295,166		Northern Emerging Markets Equity Index Fund	$3,205,498

TOTAL EQUITY MUTUAL FUNDS — 80.91% (Cost $48,318,189)			$53,405,010

Account Balance

FIXED INTEREST CONTRACT
696,637	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	696,637

TOTAL FIXED INTEREST CONTRACT — 1.05% (Cost $696,637)			$696,637

TOTAL INVESTMENTS — 100.01% (Cost $60,743,987)			$66,018,648

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(9,521)

TOTAL NET ASSETS — 100.00%			$66,009,127

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
177,355	Great-West Bond Index Fund Initial Class(a)	$2,452,816

TOTAL BOND MUTUAL FUNDS — 11.72% (Cost $2,411,549)		$2,452,816

EQUITY MUTUAL FUNDS
434,899	Great-West International Index Fund Initial Class(a)	4,796,930
384,135	Great-West S&P 500® Index Fund Initial Class(a)	6,979,735
195,374	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	3,014,623
175,417	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,303,231

Shares			Fair Value

Equity Mutual Funds — (continued)
120,269		Northern Emerging Markets Equity Index Fund	$1,306,125

TOTAL EQUITY MUTUAL FUNDS — 87.96% (Cost $17,888,162)			$18,400,644

Account Balance

FIXED INTEREST CONTRACT
69,761	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	69,761

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $69,761)			$69,761

TOTAL INVESTMENTS — 100.01% (Cost $20,369,472)			$20,923,221

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(2,687)

TOTAL NET ASSETS — 100.00%			$20,920,534

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2015.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
172,770	Great-West Bond Index Fund Initial Class(a)	$2,389,400

TOTAL BOND MUTUAL FUNDS — 9.23% (Cost $2,357,466)		$2,389,400

EQUITY MUTUAL FUNDS
567,417	Great-West International Index Fund Initial Class(a)	6,258,607
472,303	Great-West S&P 500® Index Fund Initial Class(a)	8,581,740
240,007	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	3,703,315

Shares		Fair Value

Equity Mutual Funds — (continued)
231,244	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$3,036,241
178,520	Northern Emerging Markets Equity Index Fund	1,938,725

TOTAL EQUITY MUTUAL FUNDS — 90.79% (Cost $20,924,739)		$23,518,628

TOTAL INVESTMENTS — 100.02% (Cost $23,282,205)		$25,908,028

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(3,948)

TOTAL NET ASSETS — 100.00%		$25,904,080

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
57,796	Great-West Bond Index Fund Initial Class(a)	$799,314

TOTAL BOND MUTUAL FUNDS — 8.45% (Cost $786,423)		$799,314

EQUITY MUTUAL FUNDS
211,749	Great-West International Index Fund Initial Class(a)	2,335,591
167,426	Great-West S&P 500® Index Fund Initial Class(a)	3,042,123
85,211	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,314,811

Shares		Fair Value

Equity Mutual Funds — (continued)
87,694	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$1,151,427
75,325	Northern Emerging Markets Equity Index Fund	818,028

TOTAL EQUITY MUTUAL FUNDS — 91.56% (Cost $8,519,056)		$8,661,980

TOTAL INVESTMENTS — 100.01% (Cost $9,305,479)		$9,461,294

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(1,134)

TOTAL NET ASSETS — 100.00%		$9,460,160

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of March 31, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
23,580	Great-West Bond Index Fund Initial Class(a)	$326,103

TOTAL BOND MUTUAL FUNDS — 8.05% (Cost $321,034)		$326,103

EQUITY MUTUAL FUNDS
92,571	Great-West International Index Fund Initial Class(a)	1,021,058
69,224	Great-West S&P 500® Index Fund Initial Class(a)	1,257,794
35,138	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	542,186

Shares		Fair Value

Equity Mutual Funds — (continued)
38,554	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$506,219
36,851	Northern Emerging Markets Equity Index Fund	$400,199

TOTAL EQUITY MUTUAL FUNDS — 91.97% (Cost $3,482,542)		$3,727,456

TOTAL INVESTMENTS — 100.02% (Cost $3,803,576)		$4,053,559

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(609)

TOTAL NET ASSETS — 100.00%		$4,052,950

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

March 31, 2015

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2015

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of March 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended March 31, 2015:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 1, 2015	$3,995,076	$1,408,455	$3,320,248
Total realized gain (loss)	—	—	—
Total unrealized gain (loss) relating to investments not held at reporting date	—	—	—
Total unrealized gain (loss) relating to investments still held at reporting date	—	—	—
Total interest received	14,676	5,219	12,222
Purchases	266,504	89,221	163,872
Sales	(249,874)	(44,029)	(98,876)
Transfers into Level 3	—	—	—
Transfers (out of) Level 3	—	—	—

Ending Balance, March 31, 2015	$4,026,382	$1,458,866	$3,397,466

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 1, 2015	$818,344	$671,040	$65,050
Total realized gain (loss)	—	—	—
Total unrealized gain (loss) relating to investments not held at reporting date	—	—	—
Total unrealized gain (loss) relating to investments still held at reporting date	—	—	—
Total interest received	3,076	2,463	246
Purchases	66,122	51,194	8,870
Sales	(8,269)	(28,060)	(4,405)
Transfers into Level 3	—	—	—
Transfers (out of) Level 3	—	—	—

Ending Balance, March 31, 2015	$879,273	$696,637	$69,761

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of March 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

March 31, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of March 31, 2015 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$73,179,239	$5,619,067	$(528,026)	$5,091,041
Great-West SecureFoundation® Lifetime 2020 Fund	27,342,254	1,112,698	(160,094)	952,604
Great-West SecureFoundation® Lifetime 2025 Fund	67,026,994	6,043,661	(444,321)	5,599,340
Great-West SecureFoundation® Lifetime 2030 Fund	33,977,127	1,354,103	(280,128)	1,073,975
Great-West SecureFoundation® Lifetime 2035 Fund	61,048,390	5,606,425	(636,167)	4,970,258
Great-West SecureFoundation® Lifetime 2040 Fund	20,379,857	790,036	(246,672)	543,364
Great-West SecureFoundation® Lifetime 2045 Fund	23,415,783	2,767,104	(274,859)	2,492,245
Great-West SecureFoundation® Lifetime 2050 Fund	9,308,704	287,785	(135,195)	152,590
Great-West SecureFoundation® Lifetime 2055 Fund	3,820,031	281,370	(47,842)	233,528

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

March 31, 2015

Great-West SecureFoundation® Lifetime 2015 Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	2,205,358	$30,254,909	$2,242,512	$2,366,816	$(15,023)	$120,631	$30,500,104
Great-West International Index Fund Initial Class	945,620	10,378,431	386,499	667,478	227,934	—	10,430,190
Great-West Life & Annuity Contract	4,026,382	3,995,076	266,504	249,874	—	14,676	4,026,382
Great-West S&P 500® Index Fund Initial Class	1,030,148	18,457,833	987,606	553,617	343,001	—	18,717,785
Great-West S&P Mid Cap 400® Index Fund Initial Class	522,976	7,953,779	329,961	417,789	209,869	—	8,069,524
Great-West S&P Small Cap 600® Index Fund Initial Class	367,105	4,776,923	236,616	268,920	112,417	—	4,820,085

					$878,198	$135,307	$76,564,070

Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	800,250	$10,688,916	$693,006	$443,256	$(1,363)	$43,349	$11,067,464
Great-West International Index Fund Initial Class	343,222	3,671,524	193,925	244,986	32,724	—	3,785,738
Great-West Life & Annuity Contract	1,458,866	1,408,455	89,221	44,029	—	5,219	1,458,866
Great-West S&P 500® Index Fund Initial Class	370,823	6,516,724	526,607	257,805	108,894	—	6,737,852
Great-West S&P Mid Cap 400® Index Fund Initial Class	187,831	2,809,736	165,189	171,050	53,357	—	2,898,237
Great-West S&P Small Cap 600® Index Fund Initial Class	131,972	1,694,178	100,057	103,899	24,986	—	1,732,784

					$218,598	$48,568	$27,680,941

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	1,972,762	$26,641,317	$1,591,134	$1,268,508	$(2,132)	$107,413	$27,283,306
Great-West International Index Fund Initial Class	914,244	9,923,225	243,673	457,631	155,449	—	10,084,107
Great-West Life & Annuity Contract	3,397,466	3,320,248	163,872	98,876	—	12,222	3,397,466
Great-West S&P 500® Index Fund Initial Class	979,513	17,381,378	768,225	328,869	176,622	—	17,797,746
Great-West S&P Mid Cap 400® Index Fund Initial Class	498,067	7,514,708	199,303	244,316	172,204	—	7,685,180
Great-West S&P Small Cap 600® Index Fund Initial Class	355,010	4,593,167	138,821	172,391	77,199	—	4,661,279

					$579,342	$119,635	$70,909,084

March 31, 2015

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	701,854	$9,012,054	$709,655	$123,976	$(605)	$37,753	$9,706,638
Great-West International Index Fund Initial Class	553,930	5,729,188	348,288	233,954	41,762	—	6,109,844
Great-West Life & Annuity Contract	879,273	818,344	66,122	8,269	—	3,076	879,273
Great-West S&P 500® Index Fund Initial Class	550,803	9,361,644	775,953	152,924	60,910	—	10,008,098
Great-West S&P Mid Cap 400® Index Fund Initial Class	278,613	4,024,656	225,920	117,220	46,920	—	4,299,007
Great-West S&P Small Cap 600® Index Fund Initial Class	215,546	2,675,956	158,508	82,895	29,370	—	2,830,117

					$178,357	$40,829	$33,832,977

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	861,678	$11,475,805	$987,433	$694,505	$(10,953)	$46,312	$11,917,001
Great-West International Index Fund Initial Class	1,239,354	13,177,779	561,839	645,992	120,560	—	13,670,080
Great-West Life & Annuity Contract	696,637	671,040	51,194	28,060	—	2,463	696,637
Great-West S&P 500® Index Fund Initial Class	1,157,308	20,237,390	959,537	221,897	116,453	—	21,028,285
Great-West S&P Mid Cap 400® Index Fund Initial Class	587,236	8,721,468	243,235	240,430	110,254	—	9,061,055
Great-West S&P Small Cap 600® Index Fund Initial Class	490,487	6,257,916	194,886	168,366	86,621	—	6,440,092

					$422,935	$48,775	$62,813,150

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/Account Balance 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	177,355	$2,284,634	$325,534	$184,591	$443	$9,506	$2,452,816
Great-West International Index Fund Initial Class	434,899	4,534,480	358,174	306,363	37,318	—	4,796,930
Great-West Life & Annuity Contract	69,761	65,050	8,870	4,405	—	246	69,761
Great-West S&P 500® Index Fund Initial Class	384,135	6,546,923	691,066	229,234	85,928	—	6,979,735
Great-West S&P Mid Cap 400® Index Fund Initial Class	195,374	2,815,165	241,180	142,288	48,358	—	3,014,623
Great-West S&P Small Cap 600® Index Fund Initial Class	175,417	2,171,332	200,271	128,300	27,653	—	2,303,231

					$199,700	$9,752	$19,617,096

March 31, 2015

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	172,770	$2,298,597	$261,344	$199,992	$(2,666)	$9,283	$2,389,400
Great-West International Index Fund Initial Class	567,417	6,103,844	209,650	343,999	30,391	—	6,258,607
Great-West S&P 500® Index Fund Initial Class	472,303	8,294,777	461,619	161,034	82,207	—	8,581,740
Great-West S&P Mid Cap 400® Index Fund Initial Class	240,007	3,568,840	147,765	136,750	58,290	—	3,703,315
Great-West S&P Small Cap 600® Index Fund Initial Class	231,244	2,953,958	151,153	118,501	64,664	—	3,036,241

					$232,886	$9,283	$23,969,303

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	57,796	$710,364	$97,234	$16,268	$524	$3,087	$799,314
Great-West International Index Fund Initial Class	211,749	2,113,367	195,972	83,249	5,139	—	2,335,591
Great-West S&P 500® Index Fund Initial Class	167,426	2,714,764	310,744	4,692	1,649	—	3,042,123
Great-West S&P Mid Cap 400® Index Fund Initial Class	85,211	1,164,678	99,897	9,799	2,308	—	1,314,811
Great-West S&P Small Cap 600® Index Fund Initial Class	87,694	1,026,778	95,722	11,546	2,427	—	1,151,427

					$12,047	$3,087	$8,643,266

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held 3/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 3/31/2015
Great-West Bond Index Fund Initial Class	23,580	$295,423	$48,253	$21,257	$(142)	$1,252	$326,103
Great-West International Index Fund Initial Class	92,571	934,556	120,131	62,576	20,479	—	1,021,058
Great-West S&P 500® Index Fund Initial Class	69,224	1,138,408	173,315	41,390	21,461	—	1,257,794
Great-West S&P Mid Cap 400® Index Fund Initial Class	35,138	488,433	59,081	20,547	9,946	—	542,186
Great-West S&P Small Cap 600® Index Fund Initial Class	38,554	458,447	59,587	22,053	7,890	—	506,219

					$59,634	$1,252	$3,653,360

March 31, 2015

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund. F Murphy III
Edmund F. Murphy III
President & Chief Executive Officer

Date:	May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund. F Murphy III
Edmund F. Murphy III
President & Chief Executive Officer

Date:	May 18, 2015

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	May 18, 2015